UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/09

Item 1.	Reports to Stockholders.

JUNE 30, 2009

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

SEMIANNUAL REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

Important Notes to Performance Information	i
*Prospectus Supplement for All Funds	SUPP-1
Fund Summaries
Franklin Global Real Estate Securities Fund	FGR-1
Franklin Growth and Income Securities Fund	FGI-1
Franklin High Income Securities Fund	FH-1
Franklin Income Securities Fund	FI-1
*Prospectus Supplements	FI-8
Franklin Large Cap Growth Securities Fund	FLG-1
Franklin Rising Dividends Securities Fund	FRD-1
Franklin Small Cap Value Securities Fund	FSV-1
Franklin Small-Mid Cap Growth Securities Fund	FSC-1
Franklin Strategic Income Securities Fund	FSI-1
*Prospectus Supplements	FSI-10
Franklin Templeton VIP Founding Funds Allocation Fund	FFA-1
Franklin U.S. Government Fund	FUS-1
*Prospectus Supplement	FUS-7
Franklin Zero Coupon Fund 2010	FZ10-1
Mutual Global Discovery Securities Fund (Mutual Discovery Securities Fund before May 1, 2009)	MGD-1
*Prospectus Supplements	MGD-9
Mutual Shares Securities Fund	MS-1
*Prospectus Supplements	MS-10
Templeton Developing Markets Securities Fund	TD-1
*Prospectus Supplement	TD-8
Templeton Foreign Securities Fund	TF-1
*Prospectus Supplement	TF-7
Templeton Global Asset Allocation Fund	TGA-1
*Prospectus Supplement	TGA-10
Templeton Global Bond Securities Fund (Templeton Global Income Securities Fund before May 1, 2009)	TGB-1
*Prospectus Supplement	TGB-9
Templeton Growth Securities Fund	TG-1
Index Descriptions	I-1
Shareholder Information	SI-1

*Not part of the semiannual report

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS 1

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

SUPPLEMENT DATED JULY 22, 2009

TO THE PROSPECTUS DATED MAY 1, 2009

OF

FRANKLIN FLEX CAP GROWTH SECURITIES FUND, CLASSES 2 AND 4

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN GROWTH AND INCOME SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN HIGH INCOME SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN INCOME SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN LARGE CAP GROWTH SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN LARGE CAP VALUE SECURITIES FUND, CLASSES 2 AND 4

FRANKLIN RISING DIVIDENDS SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN SMALL CAP VALUE SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN STRATEGIC INCOME SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND, CLASSES 1, 2 AND 4

FRANKLIN U.S. GOVERNMENT FUND, CLASSES 1, 2 AND 4

FRANKLIN ZERO COUPON FUND — MATURING IN DECEMBER 2010, CLASSES 1 AND 2

MUTUAL GLOBAL DISCOVERY SECURITIES FUND, CLASSES 1, 2 AND 4

MUTUAL SHARES SECURITIES FUND, CLASSES 1, 2 AND 4

TEMPLETON DEVELOPING MARKETS SECURITIES FUND, CLASSES 1, 2, 3 AND 4

TEMPLETON FOREIGN SECURITIES FUND, CLASSES 1, 2, 3 AND 4

TEMPLETON GLOBAL ASSET ALLOCATION FUND, CLASSES 1, 2, AND 4

TEMPLETON GLOBAL BOND SECURITIES FUND, CLASSES 1, 2, 3 AND 4

TEMPLETON GROWTH SECURITIES FUND, CLASSES 1, 2 AND 4

(Each a series of Franklin Templeton Variable Insurance

Products Trust)

The Prospectus is amended as follows:

I. For all Funds and Classes, under “Fees and Expenses — Annual Fund Operating Expenses” the following footnote is added:

Note: In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table.

II. For Class 2 shares of Franklin Flex Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund, footnote 1 or 2, as applicable, referencing the Funds’ rule 12b-1 plan, is amended to read as follows:

While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2010.

Please keep this supplement for future reference.

SUPP-1

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND

This semiannual report for Franklin Global Real Estate Securities Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Global Real Estate Securities Fund – Class 1 had a -10.23% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Global Real Estate Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGR-1

Fund Goal and Main Investments: Franklin Global Real Estate Securities Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Standard & Poor’s Global REIT Index (hedged into U.S. dollars), which had a -6.27% total return.1

Economic and Market Overview

During the six months under review, global equities hit new bear market lows in March before delivering their biggest quarterly rally in more than a decade. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period’s final weeks, equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. As a nondiversified Fund that invests at least 80% of its assets in companies located anywhere in the world that operate in the real estate sector, the Fund carries much greater risk of adverse developments affecting that sector than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. REITs may be affected by any change in the value of the properties owned and by their location, rental income, financing and management. The Fund’s prospectus also includes a description of the main investment risks.

FGR-2

upward trajectory investors had hoped for. For example, initial U.S. jobless claims fell to their lowest levels in six months during May, but unemployment rose again at the end of the period to 9.5%.2 In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.3 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.4 In Japan, government stimulus programs including one to support debt issued by REITs helped those stocks there.

Global Real Estate Market Overview

The global real estate markets were mixed during 2009 with generally better results in developing countries. According to the S&P Global REIT Index (hedged into U.S. dollars), the worst performing real estate market was the U.K. with a -19.75% total return.1 The U.S. market also suffered with a -12.43% total return.1 Developing country real estate markets were standouts, led by Turkey (+52.19%) and Greece (+34.04%).1 Other markets that posted positive results included Hong Kong (+33.45%) and the China region, including China, Hong Kong and Taiwan (+30.84%).1

Investment Strategy

We are research-driven, fundamental investors. Our active investment strategy is centered on the belief that unsynchronized regional economic activity within the global economy provides consistent, attractive return opportunities in global real estate markets. When selecting investments for the Fund’s portfolio, we use a bottom-up, value-oriented stock selection process that incorporates macro-level views in the evaluation process.

Manager’s Discussion

The Fund had significant detractors from performance during the reporting period including Land Securities Group, Digital Realty Trust and GPT Group. U.K.-based REIT Land Securities Group was hurt by declining property values in the U.K and an overleveraged balance sheet. The Fund’s performance relative to the benchmark index suffered

2. Source: Bureau of Labor Statistics.

3. Source: European Communities Eurostat.

4. Source: People’s Bank of China.

REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in “equity” REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

FGR-3

from our underweighting of U.S.-based data-center solutions provider Digital Realty Trust which, despite the faltering U.S. economy, experienced steady demand for its datacenter backup and Internet storage facilities. Australian REIT GPT Group’s performance was hurt by refinancing needs, declining property values among some of its core holdings and involvement in a troubled joint venture with infrastructure investor Babcock & Brown. By country, the U.S., U.K. and Australia hindered the Fund’s results.

During the period under review, the Fund’s cash position contributed to performance and helped to offset the overall market’s decline. On the stock level, significant contributors to performance during the period included Westfield Group, Simon Property Group and Kenedix Realty Investment Group. Westfield Group, the world’s largest REIT, benefited from the resiliency of its properties in its home market of Australia as well as in the U.S. and the U.K. Simon Property Group, a U.S. regional mall REIT, owns high-quality shopping malls whose sales held up well during the ongoing recession. Kenedix Realty Investment Group, a Japanese office REIT, performed well because it obtained a new sponsor and also because the Tokyo office market experienced only a modest increase in vacancy rates. By country, Hong Kong, a special administrative region of China, helped absolute and relative results. We maintained a slightly overweighted position in this market, and our stock selection improved results as many holdings appeared to benefit from advantageous real estate fundamentals, stable earnings and good balance sheets as well as the play on greater China the region offers.

We believe the REITs in our portfolio have quality management teams that have led their companies through past economic downturns and positioned them to navigate uncertain times with sufficient liquidity to survive and then capitalize on any distress in local property markets. With conservative balance sheets, free cash-flow generation exceeding dividend payout requirements and the ownership of higher quality “hard” assets in their respective markets, many REITs, we believe, should be able to survive the current economic downturn.

At the same time, REITs, including some of the strongest among them, traded at what we considered attractive valuations at period-end as measured by dividend yields, cash flow multiples and discounts to net asset value. In our analysis, distressed selling by some weaker REITs and overleveraged private real estate investors may occur in the near term, which could create opportunities for companies with solid balance sheets and access to capital to acquire quality assets.

Top 10 Holdings

Franklin Global Real Estate

Securities Fund

6/30/09

Company Sector/Industry, Country	% of Total Net Assets

Westfield Group, ord. & 144A	8.4%
Retail REITs, Australia

Unibail-Rodamco SE	4.5%
Retail REITs, France

Simon Property Group Inc.	4.4%
Retail REITs, U.S.

Boston Properties Inc.	3.2%
Office REITs, U.S.

Ventas Inc.	2.8%
Specialized REITs, U.S.

British Land Co. PLC	2.8%
Diversified REITs, U.K.

Vornado Realty Trust	2.3%
Diversified REITs, U.S.

Public Storage	2.1%
Specialized REITs, U.S.

Host Hotels & Resorts Inc.	2.1%
Specialized REITs, U.S.

HCP Inc.	2.1%
Specialized REITs, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGR-4

Thank you for your participation in Franklin Global Real Estate Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Geographic Breakdown

Franklin Global Real Estate Securities Fund

6/30/09

Country	% of Total Net Assets

U.S.	49.9%

Australia	14.0%

Japan	9.8%

U.K.	8.2%

France	6.3%

Hong Kong	2.6%

Netherlands	2.5%

Canada	2.3%

Singapore	1.6%

New Zealand	1.0%

Belgium	0.8%

Short-Term Investments & Other Net Assets	1.0%

FGR-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Global Real Estate Securities Fund Class 1

FGR-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$897.70	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, for the Fund’s Class 1 shares (0.78%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FGR-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.84	$25.42	$35.25	$32.55	$30.87	$23.91

Income from investment operations[a]:
Net investment income[b]	0.09	0.62	0.80	0.67	0.70	0.75
Net realized and unrealized gains (losses)	(1.20)	(9.10)	(7.56)	5.40	3.38	6.78

Total from investment operations	(1.11)	(8.48)	(6.76)	6.07	4.08	7.53

Less distributions from:
Net investment income and net realized foreign currency gains	(1.34)	(0.32)	(0.81)	(0.75)	(0.49)	(0.53)
Net realized gains	—	(5.78)	(2.26)	(2.62)	(1.91)	(0.04)

Total distributions	(1.34)	(6.10)	(3.07)	(3.37)	(2.40)	(0.57)

Net asset value, end of period	$8.39	$10.84	$25.42	$35.25	$32.55	$30.87

Total return[c]	(10.23)%	(42.22)%	(20.65)%	20.87%	13.74%	32.19%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.16%	1.08%	0.84%	0.50%	0.49%	0.50%
Expenses net of waiver and payments by affiliates[e]	0.78%	0.60%	0.52%	0.50%	0.49%	0.50%
Net investment income	2.07%	3.41%	2.57%	2.04%	2.32%	3.00%

Supplemental data
Net assets, end of period (000’s)	$30,886	$39,018	$83,250	$140,487	$145,425	$152,451
Portfolio turnover rate	46.94%	77.28%	121.84%	31.39%	36.10%	39.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGR-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.61	$24.97	$34.67	$32.08	$30.49	$23.65

Income from investment operations[a]:
Net investment income[b]	0.08	0.56	0.72	0.58	0.64	0.72
Net realized and unrealized gains (losses)	(1.18)	(8.93)	(7.43)	5.31	3.30	6.65

Total from investment operations	(1.10)	(8.37)	(6.71)	5.89	3.94	7.37

Less distributions from:
Net investment income and net realized foreign currency gains	(1.29)	(0.21)	(0.73)	(0.68)	(0.44)	(0.49)
Net realized gains	—	(5.78)	(2.26)	(2.62)	(1.91)	(0.04)

Total distributions	(1.29)	(5.99)	(2.99)	(3.30)	(2.35)	(0.53)

Net asset value, end of period	$8.22	$10.61	$24.97	$34.67	$32.08	$30.49

Total return[c]	(10.36)%	(42.39)%	(20.86)%	20.58%	13.47%	31.80%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.41%	1.33%	1.09%	0.75%	0.74%	0.75%
Expenses net of waiver and payments by affiliates[e]	1.03%	0.85%	0.77%	0.75%	0.74%	0.75%
Net investment income	1.82%	3.16%	2.32%	1.79%	2.07%	2.75%

Supplemental data
Net assets, end of period (000’s)	$286,134	$343,701	$893,837	$1,491,571	$1,343,868	$1,005,647
Portfolio turnover rate	46.94%	77.28%	121.84%	31.39%	36.10%	39.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGR-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Real Estate Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.80	$23.34

Income from investment operations[b]:
Net investment income[c]	0.07	0.45
Net realized and unrealized gains (losses)	(1.19)	(6.89)

Total from investment operations	(1.12)	(6.44)

Less distributions from:
Net investment income and net realized foreign currency gains	(1.29)	(0.32)
Net realized gains	—	(5.78)

Total distributions	(1.29)	(6.10)

Net asset value, end of period	$8.39	$10.80

Total return[d]	(10.37)%	(37.28)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.51%	1.43%
Expenses net of waiver and payments by affiliates[f]	1.13%	0.95%
Net investment income	1.72%	3.06%

Supplemental data
Net assets, end of period (000’s)	$2	$2
Portfolio turnover rate	46.94%	77.28%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGR-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks 99.0%
Diversified REITs 14.8%
British Land Co. PLC	United Kingdom	1,394,000	$8,761,621
Canadian REIT	Canada	108,700	2,299,342
Dexus Property Group	Australia	3,768,804	2,276,122
[a,b]Dexus Property Group, 144A	Australia	1,343,000	811,088
GPT Group	Australia	4,187,560	1,652,296
ICADE	France	22,670	1,861,234
Kenedix Realty Investment Corp.	Japan	831	2,880,386
Kiwi Income Property Trust	New Zealand	3,586,968	2,082,558
[a]Kiwi Income Property Trust, 144A	New Zealand	988,000	573,623
Liberty Property Trust	United States	174,100	4,011,264
Mirvac Group	Australia	2,983,747	2,594,875
Premier Investment Co.	Japan	353	1,260,191
PS Business Parks Inc.	United States	28,800	1,395,072
Shaftesbury PLC	United Kingdom	157,700	782,956
Stockland	Australia	728,702	1,883,587
[a]Stockland, 144A	Australia	695,724	1,798,344
Tokyu REIT Inc.	Japan	166	899,253
Vornado Realty Trust	United States	162,149	7,301,569
Wereldhave NV	Netherlands	23,450	1,743,222

			46,868,603

Industrial REITs 4.7%
AMB Property Corp.	United States	195,800	3,682,998
Ascendas REIT	Singapore	962,000	1,055,829
Brixton PLC	United Kingdom	1,037,200	691,156
EastGroup Properties Inc.	United States	45,000	1,485,900
Japan Logistics Fund Inc.	Japan	223	1,490,369
ProLogis	United States	415,400	3,348,124
Segro PLC	United Kingdom	7,752,100	3,093,068

			14,847,444

Office REITs 18.0%
Alexandria Real Estate Equities Inc.	United States	53,400	1,911,186
AMP NZ Office Trust	New Zealand	1,308,759	590,996
Befimmo SCA	Belgium	22,900	1,737,988
BioMed Realty Trust Inc.	United States	78,400	802,032
Boston Properties Inc.	United States	214,100	10,212,570
CapitaCommercial Trust	Singapore	4,522,000	2,559,564
Champion REIT	Hong Kong	6,911,196	2,265,118
Cofinimmo	Belgium	7,390	860,313
Commonwealth Property Office Fund	Australia	1,758,668	1,175,419
Corporate Office Properties Trust	United States	92,400	2,710,092
Digital Realty Trust Inc.	United States	82,800	2,968,380
Douglas Emmett Inc.	United States	153,200	1,377,268
Great Portland Estates PLC	United Kingdom	764,636	2,764,661
Highwoods Properties Inc.	United States	116,900	2,615,053
ING Office Fund	Australia	4,564,834	1,690,883
Japan Real Estate Investment Co.	Japan	669	5,561,115
Mack-Cali Realty Corp.	United States	90,400	2,061,120
Mori Hills REIT Investment Corp.	Japan	114	433,001
Nippon Building Fund Inc.	Japan	624	5,348,941
Nomura Real Estate Office Fund Inc.	Japan	334	2,128,227
ORIX JREIT Inc.	Japan	450	2,064,135

FGR-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks (continued)
Office REITs (continued)
Silic	France	20,830	$1,836,236
SL Green Realty Corp.	United States	54,100	1,241,054

			56,915,352

Residential REITs 7.4%
AvalonBay Communities Inc.	United States	74,890	4,189,347
Boardwalk REIT	Canada	40,400	1,135,973
Camden Property Trust	United States	80,000	2,208,000
Equity Lifestyle Properties Inc.	United States	82,400	3,063,632
Equity Residential	United States	240,100	5,337,423
Nippon Accommodations Fund Inc.	Japan	352	1,581,735
Nippon Residential Investment Corp.	Japan	845	2,087,946
UDR Inc.	United States	378,070	3,905,463

			23,509,519

Retail REITs 41.0%
CapitaMall Trust	Singapore	1,311,660	1,267,567
Cedar Shopping Centers Inc.	United States	212,700	961,404
CFS Retail Property Trust	Australia	2,989,791	3,972,423
Corio NV	Netherlands	102,590	4,987,322
Developers Diversified Realty Corp.	United States	452,006	2,205,789
Eurocommercial Properties NV	Netherlands	36,060	1,110,182
Federal Realty Investment Trust	United States	94,600	4,873,792
Frontier Real Estate Investment Corp.	Japan	483	3,092,684
Hammerson PLC	United Kingdom	1,059,860	5,349,231
Japan Retail Fund Investment Corp.	Japan	491	2,272,582
Kimco Realty Corp.	United States	592,500	5,954,625
Klepierre	France	63,630	1,640,814
Land Securities Group PLC	United Kingdom	587,162	4,552,685
Link REIT	Hong Kong	2,819,600	6,017,650
The Macerich Co.	United States	158,218	2,786,219
Mercialys	France	19,840	612,207
National Retail Properties Inc.	United States	179,600	3,116,060
Realty Income Corp.	United States	225,500	4,942,960
Regency Centers Corp.	United States	116,900	4,080,979
RioCan REIT	Canada	295,400	3,881,261
Simon Property Group Inc.	United States	269,060	13,837,756
Tanger Factory Outlet Centers Inc.	United States	135,600	4,397,508
Taubman Centers Inc.	United States	130,200	3,497,172
Unibail-Rodamco SE	France	94,833	14,120,636
Westfield Group	Australia	2,503,480	22,941,251
[a]Westfield Group, 144A	Australia	392,800	3,599,519

			130,072,278

Specialized REITs 13.1%
HCP Inc.	United States	307,600	6,518,044
Health Care REIT Inc.	United States	159,000	5,421,900
Hospitality Properties Trust	United States	93,000	1,105,770
Host Hotels & Resorts Inc.	United States	780,614	6,549,352
Nationwide Health Properties Inc.	United States	174,000	4,478,760
Public Storage	United States	103,400	6,770,632
Senior Housing Properties Trust	United States	122,700	2,002,464
Ventas Inc.	United States	294,600	8,796,756

			41,643,678

Total Common Stocks (Cost $365,508,727)			313,856,874

FGR-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Principal Amount	Value
Short Term Investments (Cost $8,545,902) 2.7%
Repurchase Agreements 2.7%
[c]Joint Repurchase Agreement, 0.023%, 7/01/09 (Maturity Value $8,545,908)	United States	$8,545,902	$8,545,902
Banc of America Securities LLC (Maturity Value $736,743)
Barclays Capital Inc. (Maturity Value $675,298)
BNP Paribas Securities Corp. (Maturity Value $2,455,667)
Credit Suisse Securities (USA) LLC (Maturity Value $2,455,667)
Deutsche Bank Securities Inc. (Maturity Value $871,852)
HSBC Securities (USA) Inc. (Maturity Value $736,743)
UBS Securities LLC (Maturity Value $613,938)

Collateralized by U.S. Government Agency Securities, 0.58% - 7.25%, 1/15/10 - 6/27/16; [d]U.S. Government Agency Discount Notes, 12/31/09; [d]U.S. Treasury Bills, 8/13/09; and U.S. Treasury Notes, 1.375% - 1.50%, 3/15/12 - 12/31/13.

Total Investments (Cost $374,054,629) 101.7%			322,402,776
Other Assets, less Liabilities (1.7)%			(5,381,016)

Net Assets 100.0%			$317,021,760

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the aggregate value of these securities was $6,782,574, representing 2.14% of net assets.

bNon-income producing.

cSee Note 1(c) regarding joint repurchase agreement.

dThe security is traded on a discount basis with no stated coupon rate.

FGR-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Global Real Estate Securities Fund

At June 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	DBAB	Sell	4,187,481	$3,120,943	7/15/09	$—	$(246,928)
Japanese Yen	DBAB	Sell	427,694,018	4,267,609	7/16/09	—	(171,793)
British Pound	BOFA	Sell	2,103,575	3,156,028	7/20/09	—	(305,008)
British Pound	BOFA	Buy	2,103,575	3,218,597	7/20/09	242,439	—
Euro	JPHQ	Sell	6,006,526	7,964,222	7/20/09	—	(460,636)
Euro	JPHQ	Buy	1,202,573	1,638,000	7/20/09	48,749	—
Australian Dollar	HSBC	Sell	8,031,708	5,783,633	7/21/09	—	(672,900)
Australian Dollar	UBSW	Sell	8,925,192	6,669,186	7/21/09	—	(505,602)
Australian Dollar	JPHQ	Sell	3,394,834	2,444,993	7/21/09	—	(284,047)
Australian Dollar	UBSW	Buy	3,495,918	2,462,000	7/21/09	348,300	—
British Pound	BZWS	Sell	3,727,046	5,558,092	7/21/09	—	(574,050)
British Pound	UBSW	Sell	3,522,071	5,417,989	7/21/09	—	(376,907)
Canadian Dollar	UBSW	Sell	2,012,239	1,680,689	7/21/09	—	(49,819)
Euro	UBSW	Sell	5,585,644	7,503,039	7/21/09	—	(331,487)
Japanese Yen	CITI	Sell	343,273,797	3,468,907	7/21/09	—	(94,452)
Singapore Dollar	CITI	Sell	2,465,894	1,647,455	7/21/09	—	(54,277)
Singapore Dollar	BZWS	Sell	349,896	233,732	7/21/09	—	(7,734)
Canadian Dollar	DBAB	Sell	2,482,598	2,028,432	7/28/09	—	(106,671)
Australian Dollar	JPHQ	Sell	13,221,902	10,095,956	8/20/09	—	(508,928)
Australian Dollar	BOFA	Sell	4,982,000	3,874,879	8/20/09	—	(121,031)
British Pound	BOFA	Sell	5,261,024	8,114,187	8/20/09	—	(541,383)
British Pound	BOFA	Buy	2,994,616	4,581,403	8/20/09	345,415	—
Euro	BZWS	Sell	3,848,024	5,193,677	8/20/09	—	(203,354)
Japanese Yen	JPHQ	Sell	100,796,081	1,053,141	8/20/09	6,445	—
Japanese Yen	BZWS	Sell	328,128,712	3,428,543	8/20/09	21,159	—
Singapore Dollar	BOFA	Sell	1,322,712	902,321	8/20/09	—	(10,332)
Canadian Dollar	DBAB	Sell	3,477,957	3,042,885	8/26/09	51,209	—
Euro	DBAB	Sell	4,064,812	5,632,162	9/18/09	—	(68,213)
Euro	DBAB	Buy	1,468,667	2,046,000	9/18/09	13,617	—
Australian Dollar	HSBC	Sell	5,878,471	4,612,836	9/21/09	—	(91,065)
Australian Dollar	DBAB	Sell	5,169,241	4,052,788	9/21/09	—	(83,593)
Australian Dollar	CITI	Sell	4,469,845	3,494,033	9/21/09	—	(82,698)
Australian Dollar	BZWS	Sell	3,574,502	2,809,201	9/21/09	—	(51,084)
Australian Dollar	DBAB	Buy	3,574,116	2,850,000	9/21/09	9,976	—
British Pound	DBAB	Sell	5,334,167	8,730,166	9/21/09	—	(50,988)
British Pound	CITI	Sell	2,460,287	3,999,935	9/21/09	—	(47,490)
British Pound	DBAB	Buy	1,025,989	1,679,000	9/21/09	8,857	—
Hong Kong Dollar	HSBC	Sell	61,294,411	7,914,164	9/21/09	—	(674)
New Zealand Dollar	UBSW	Sell	4,001,768	2,497,764	9/21/09	—	(70,029)
New Zealand Dollar	DBAB	Sell	2,431,357	1,520,279	9/21/09	—	(39,838)
Singapore Dollar	DBAB	Sell	5,219,462	3,584,244	9/22/09	—	(16,800)
Japanese Yen	CITI	Sell	255,028,605	2,659,346	9/24/09	9,939	—
Japanese Yen	HSBC	Sell	368,614,831	3,850,970	9/24/09	21,554	—
Japanese Yen	DBAB	Sell	461,635,448	4,826,046	9/24/09	30,270	—
Australian Dollar	BOFA	Sell	1,959,408	1,538,351	9/25/09	—	(29,090)
Euro	BOFA	Sell	5,218,382	7,304,796	9/25/09	—	(13,058)
Japanese Yen	BOFA	Sell	737,907,965	7,725,767	9/28/09	59,517	—

Unrealized appreciation (depreciation)						$1,217,446	$(6,271,959)

Net unrealized appreciation (depreciation)							$(5,054,513)

See Abbreviations on page FGR-24.

The accompanying notes are an integral part of these financial statements.

FGR-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Global Real Estate Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$365,508,727
Cost - Repurchase agreements	8,545,902

Total cost of investments	$374,054,629

Value - Unaffiliated issuers	$313,856,874
Value - Repurchase agreements	8,545,902

Total value of investments	322,402,776
Foreign currency, at value (cost $946)	944
Receivables:
Investment securities sold	2,410,576
Capital shares sold	4,398
Dividends	2,283,253
Unrealized appreciation on forward exchange contracts	1,217,446
Other assets	537

Total assets	328,319,930

Liabilities:
Payables:
Investment securities purchased	4,165,999
Capital shares redeemed	301,944
Affiliates	313,950
Unrealized depreciation on forward exchange contracts	6,271,959
Accrued expenses and other liabilities	244,318

Total liabilities	11,298,170

Net assets, at value	$317,021,760

Net assets consist of:
Paid-in capital	$747,959,094
Undistributed net investment income	7,588,270
Net unrealized appreciation (depreciation)	(56,731,947)
Accumulated net realized gain (loss)	(381,793,657)

Net assets, at value	$317,021,760

Class 1:
Net assets, at value	$30,885,826

Shares outstanding	3,681,414

Net asset value and maximum offering price per share	$8.39

Class 2:
Net assets, at value	$286,134,139

Shares outstanding	34,791,188

Net asset value and maximum offering price per share	$8.22

Class 4:
Net assets, at value	$1,795

Shares outstanding	214

Net asset value and maximum offering price per share	$8.39

The accompanying notes are an integral part of these financial statements.

FGR-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin Global Real Estate Securities Fund
Investment income:
Dividends (net of foreign taxes of $549,756)	$4,371,034
Interest	7,494

Total investment income	4,378,528

Expenses:
Management fees (Note 3a)	1,229,523
Administrative fees (Note 3b)	384,226
Distribution fees: (Note 3c)
Class 2	345,232
Class 4	4
Unaffiliated transfer agent fees	516
Custodian fees (Note 4)	39,375
Reports to shareholders	92,400
Professional fees	17,572
Trustees’ fees and expenses	1,222
Other	12,822

Total expenses	2,122,892
Expense reductions (Note 4)	(388)
Expenses waived/paid by affiliates (Note 3e)	(581,655)

Net expenses	1,540,849

Net investment income	2,837,679

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(125,289,960)
Foreign currency transactions	(2,657,673)

Net realized gain (loss)	(127,947,633)

Net change in unrealized appreciation (depreciation) on:
Investments	86,988,691
Translation of other assets and liabilities denominated in foreign currencies	(3,417,472)

Net change in unrealized appreciation (depreciation)	83,571,219

Net realized and unrealized gain (loss)	(44,376,414)

Net increase (decrease) in net assets resulting from operations	$(41,538,735)

The accompanying notes are an integral part of these financial statements.

FGR-16

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Global Real Estate Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$2,837,679	$21,545,683
Net realized gain (loss) from investments and foreign currency transactions	(127,947,633)	(188,456,332)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	83,571,219	(163,343,453)

Net increase (decrease) in net assets resulting from operations	(41,538,735)	(330,254,102)

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(4,292,176)	(938,439)
Class 2	(39,137,801)	(6,327,844)
Class 4	(277)	(68)
Net realized gains:
Class 1	—	(17,121,915)
Class 2	—	(172,823,447)
Class 4	—	(1,237)

Total distributions to shareholders	(43,430,254)	(197,212,950)

Capital share transactions: (Note 2)
Class 1	408,422	5,111,100
Class 2	18,861,309	(72,014,922)
Class 4	—	5,000

Total capital share transactions	19,269,731	(66,898,822)

Net increase (decrease) in net assets	(65,699,258)	(594,365,874)
Net assets:
Beginning of period	382,721,018	977,086,892

End of period	$317,021,760	$382,721,018

Undistributed net investment income included in net assets:
End of period	$7,588,270	$48,180,845

The accompanying notes are an integral part of these financial statements.

FGR-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Global Real Estate Securities (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2009, 61.77% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FGR-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2009. The joint repurchase agreement is valued at cost.

d. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

See Note 7 regarding other derivative information.

e. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

FGR-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Trust from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FGR-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	19,389	$166,708	8,666	$137,517
Shares issued in reinvestment of distributions	510,366	4,292,176	1,051,855	18,060,354
Shares redeemed	(448,867)	(4,050,462)	(734,804)	(13,086,771)

Net increase (decrease)	80,888	$408,422	325,717	$5,111,100

Class 2 Shares:
Shares sold	874,971	$7,287,097	1,073,979	$16,369,385
Shares issued in reinvestment of distributions	4,749,733	39,137,801	10,644,759	179,151,291
Shares redeemed	(3,226,823)	(27,563,589)	(15,122,736)	(267,535,598)

Net increase (decrease)	2,397,881	$18,861,309	(3,403,998)	$(72,014,922)

Class 4 Shares:
Shares sold	—	$—	214	$5,000

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	over $500 million, up to and including $1 billion
0.650%	over $1 billion, up to and including $1.5 billion
0.600%	over $1.5 billion, up to and including $6.5 billion
0.580%	over $6.5 billion, up to and including $11.5 billion
0.560%	over $11.5 billion, up to and including $16.5 billion
0.540%	over $16.5 billion, up to and including $19 billion
0.530%	over $19 billion, up to and including $21.5 billion
0.520%	In excess of $21.5 billion

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and FT Institutional have agreed in advance to waive all or a portion of their respective fees through April 30, 2012. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $151,436,346 expiring in 2016.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $49,557,736 and $5,502,294, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$421,336,932

Unrealized appreciation	$23,572,935
Unrealized depreciation	(122,507,091)

Net unrealized appreciation (depreciation)	$(98,934,156)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

5. INCOME TAXES (continued)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $144,594,921 and $161,581,579, respectively.

7. OTHER DERIVATIVE INFORMATION

At June 30, 2009, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$1,217,446	Unrealized depreciation on forward exchange contracts	$6,271,959

For the period ended June 30, 2009, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Operations Locations	Realized Gain (Loss) for the Period Ended June 30, 2009	Unrealized Appreciation (Depreciation) for the Period Ended June 30, 2009	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$(1,978,912)	$(3,417,343)	234,145,205

[a]Represents	the average notional amount outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

8. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

8. CREDIT FACILITY (continued)

including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $422 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$313,856,874	$—	$—	$313,856,874
Short Term Investments	—	8,545,902	—	8,545,902

Total Investments in Securities	$313,856,874	$8,545,902	$—	$322,402,776

Forward exchange contracts	—	1,217,446	—	1,217,446
Liabilities:
Forward exchange contracts	—	6,271,959	—	6,271,959

aFor detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

REIT - Real Estate Investment Trust

Counterparty

BZWS - Barclays Bank PLC

DBAB - Deutsche Bank AG

BOFA - Bank of America N.A

CITI - Citibank N.A.

JPHQ - JPMorgan Chase Bank, N.A.

HSBC - HSBC Bank USA

UBSW - UBS AG

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FRANKLIN GROWTH AND INCOME SECURITIES FUND

This semiannual report for Franklin Growth and Income Securities Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Growth and Income Securities Fund – Class 1 delivered a +2.96% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Growth and Income Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGI-1

Fund Goals and Main Investments: Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in equity securities, including securities convertible into common stock.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a +3.16% total return.1 The Fund outperformed its peers as measured by the Lipper VIP Equity Income Funds Classification Average, which had a +0.30% total return for the same period.2 Please note that the Fund invests primarily in stocks with above-average dividend yields. As a result, its holdings and returns may differ from those of the S&P 500, which include nondividend-paying stocks and do not focus on dividend yield.

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Although home sales fell for most of the period, they edged higher toward period-end. The pace of contraction in manufacturing activity decelerated. However, jobless claims mounted and the unemployment rate rose from 7.2% at the beginning of the year to 9.5% in June 2009, its highest rate since August 1983.3 Retail sales shrank from year-ago levels, and in February The Conference Board’s Consumer Confidence Index dropped to the lowest level since it began in 1967 before rebounding in the second quarter on improved expectations. Reflecting a broad-based contraction in consumer spending, falling corporate profits, slowing exports and reduced government spending, economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.4

1. Source: © 2009 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: New York Mercantile Exchange.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. By having significant investments in particular sectors from time to time, such as financial services, energy, health care/pharmaceuticals, technology and telecommunications, the Fund may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

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Prices for most other commodities followed similar trends. Partially as a result of reduced consumer spending and the late-2008 downward trajectory for energy prices, deflationary pressures surfaced. June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.3 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.3

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans — including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal. The government also introduced various new measures to shore up financial markets and enhance market liquidity, proposed a sweeping financial regulatory system overhaul, and outlined details of its Public-Private Investment Program, with an objective of removing devalued real estate-related assets from banks’ balance sheets.

Most stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader S&P 500 posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.1 Information technology, consumer discretionary and materials stocks posted the largest gains while industrials, telecommunication services and financials stocks generally fell in value.

Investment Strategy

We invest in a broadly diversified portfolio of equity securities that we consider to be financially strong. To help identify such companies, we use a current relative yield analysis that focuses on a company’s dividend yield (calculated by dividing a stock’s annual per share dividends by its per share market price). This results in a relative yield range for

FGI-3

each company that can assist us in determining whether we believe a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, we seek to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

Manager’s Discussion

During the period under review, several health care sector positions benefited the Fund’s absolute performance, including pharmaceuticals company Schering-Plough and drug maker Mylan. In the information technology sector, software company Microsoft, technology products and services company International Business Machines, and semiconductor manufacturers Intel and Microchip Technology boosted performance. In the financials sector, Bank of America convertible preferred stock helped results.

The Fund had several detractors from performance, including financials sector holdings such as insurer Aflac, Bank of America5 and financial services firm Citigroup5 common stock. In the industrials sector, heavy machinery manufacturer Caterpillar, industrial conglomerate General Electric and integrated waste management services company Waste Management hindered results. Integrated energy company ConocoPhillips in the energy sector and chemicals company Dow Chemical5 in the materials sector also hurt performance during the period.

Thank you for your participation in Franklin Growth and Income Securities Fund. We look forward to serving your future investment needs.

5. Sold by period-end.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Growth and Income Securities Fund 6/30/09

Company Sector/Industry	% of Total Net Assets
JPMorgan Chase & Co.	3.7%
Financials
Wells Fargo & Co.	3.4%
Financials
Schering-Plough Corp.	3.2%
Health Care
Microsoft Corp.	3.1%
Information Technology
Johnson & Johnson	3.1%
Health Care
Roche Holding AG (Switzerland)	3.0%
Health Care
Mylan Inc.	3.0%
Health Care
Bank of America Corp.	2.8%
Financials
The Coca-Cola Co.	2.8%
Consumer Staples
Aflac Inc.	2.7%
Financials

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Growth and Income Securities Fund Class 1

FGI-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,029.60	$3.07
Hypothetical (5% return before expenses)	$1,000	$1,021.77	$3.06

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.61%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.72	$15.07	$16.83	$15.60	$15.60	$14.44

Income from investment operations[a]:
Net investment income[b]	0.15	0.39	0.41	0.42	0.42	0.40
Net realized and unrealized gains (losses)	0.11	(5.17)	(0.82)	2.05	0.15	1.14

Total from investment operations	0.26	(4.78)	(0.41)	2.47	0.57	1.54

Less distributions from:
Net investment income	(0.48)	(0.45)	(0.42)	(0.43)	(0.43)	(0.38)
Net realized gains	—	(1.12)	(0.93)	(0.81)	(0.14)	—

Total distributions	(0.48)	(1.57)	(1.35)	(1.24)	(0.57)	(0.38)

Net asset value, end of period	$8.50	$8.72	$15.07	$16.83	$15.60	$15.60

Total return[c]	2.96%	(34.95)%	(3.46)%	17.05%	3.71%	10.91%
Ratios to average net assets[d]
Expenses[e]	0.61%	0.55%	0.52%	0.54%	0.51%	0.52%
Net investment income	3.71%	3.17%	2.47%	2.63%	2.74%	2.77%

Supplemental data
Net assets, end of period (000’s)	$151,780	$162,936	$306,691	$388,751	$405,245	$471,596
Portfolio turnover rate	24.15%	30.66%	36.66%	23.05%	43.89%	40.15%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.59	$14.86	$16.62	$15.42	$15.43	$14.31

Income from investment operations[a]:
Net investment income[b]	0.14	0.35	0.37	0.37	0.38	0.37
Net realized and unrealized gains (losses)	0.11	(5.10)	(0.82)	2.03	0.15	1.12

Total from investment operations	0.25	(4.75)	(0.45)	2.40	0.53	1.49

Less distributions from:
Net investment income	(0.44)	(0.40)	(0.38)	(0.39)	(0.40)	(0.37)
Net realized gains	—	(1.12)	(0.93)	(0.81)	(0.14)	—

Total distributions	(0.44)	(1.52)	(1.31)	(1.20)	(0.54)	(0.37)

Net asset value, end of period	$8.40	$8.59	$14.86	$16.62	$15.42	$15.43

Total return[c]	2.91%	(35.14)%	(3.71)%	16.76%	3.51%	10.61%
Ratios to average net assets[d]
Expenses[e]	0.86%	0.80%	0.77%	0.79%	0.76%	0.77%
Net investment income	3.46%	2.92%	2.22%	2.38%	2.49%	2.52%

Supplemental data
Net assets, end of period (000’s)	$132,088	$141,359	$312,692	$348,724	$313,286	$263,146
Portfolio turnover rate	24.15%	30.66%	36.66%	23.05%	43.89%	40.15%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31,
Class 4		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.70	$14.16

Income from investment operations[b]:
Net investment income[c]	0.14	0.29
Net realized and unrealized gains (losses)	0.11	(4.18)

Total from investment operations	0.25	(3.89)

Less distributions from:
Net investment income	(0.45)	(0.45)
Net realized gains	—	(1.12)

Total distributions	(0.45)	(1.57)

Net asset value, end of period	$8.50	$8.70

Total return[d]	2.80%	(31.00)%
Ratios to average net assets[e]
Expenses[f]	0.96%	0.90%
Net investment income	3.36%	2.82%

Supplemental data
Net assets, end of period (000’s)	$3	$3
Portfolio turnover rate	24.15%	30.66%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks 71.2%
Consumer Discretionary 3.5%
Best Buy Co. Inc.	United States	149,600	$5,010,104
The Home Depot Inc.	United States	207,400	4,900,862

			9,910,966

Consumer Staples 7.2%
The Coca-Cola Co.	United States	165,300	7,932,747
Diageo PLC, ADR	United Kingdom	114,600	6,560,850
Unilever NV, N.Y. shs.	Netherlands	249,400	6,030,492

			20,524,089

Energy 11.0%
Chesapeake Energy Corp.	United States	220,587	4,374,240
Chevron Corp.	United States	79,000	5,233,750
ConocoPhillips	United States	141,000	5,930,460
Exxon Mobil Corp.	United States	71,244	4,980,668
Halliburton Co.	United States	228,100	4,721,670
Spectra Energy Corp.	United States	356,700	6,035,364

			31,276,152

Financials 5.7%
Aflac Inc.	United States	106,200	3,301,758
iStar Financial Inc.	United States	277,700	788,668
JPMorgan Chase & Co.	United States	126,570	4,317,303
Marsh & McLennan Cos. Inc.	United States	183,300	3,689,829
Wells Fargo & Co.	United States	171,500	4,160,590

			16,258,148

Health Care 9.6%
Johnson & Johnson	United States	154,500	8,775,600
Merck & Co. Inc.	United States	166,600	4,658,136
Pfizer Inc.	United States	343,200	5,148,000
Roche Holding AG	Switzerland	63,600	8,642,672

			27,224,408

Industrials 13.0%
3M Co.	United States	107,400	6,454,740
The Boeing Co.	United States	95,400	4,054,500
Caterpillar Inc.	United States	133,300	4,404,232
General Electric Co.	United States	301,300	3,531,236
J.B. Hunt Transport Services Inc.	United States	141,700	4,326,101
Pitney Bowes Inc.	United States	168,900	3,703,977
United Parcel Service Inc., B	United States	101,600	5,078,984
Waste Management Inc.	United States	192,400	5,417,984

			36,971,754

Information Technology 11.6%
Intel Corp.	United States	424,200	7,020,510
International Business Machines Corp.	United States	69,800	7,288,516
Microsoft Corp.	United States	373,800	8,885,226
Nokia Corp., ADR	Finland	268,100	3,908,898
Paychex Inc.	United States	224,000	5,644,800

			32,747,950

FGI-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks (continued)
Materials 2.1%
Newmont Mining Corp.	United States	73,500	$3,003,945
Weyerhaeuser Co.	United States	93,000	2,829,990

			5,833,935

Telecommunication Services 1.6%
AT&T Inc.	United States	185,597	4,610,229

Utilities 5.9%
Entergy Corp.	United States	69,473	5,385,547
PG&E Corp.	United States	131,100	5,039,484
The Southern Co.	United States	203,100	6,328,596

			16,753,627

Total Common Stocks (Cost $240,041,957)			202,111,258

Preferred Stocks (Cost $8,133,100) 0.2%
Financials 0.2%
[a]Fannie Mae, 8.25%, pfd.	United States	325,000	435,500

Convertible Preferred Stocks 10.9%
Consumer Discretionary 1.0%
Autoliv Inc., 8.00%, cvt. pfd.	Sweden	66,000	2,766,324

Financials 4.7%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	9,500	7,942,285
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	7,100	5,573,287

			13,515,572

Health Care 3.2%
Schering-Plough Corp., 6.00%, cvt. pfd.	United States	39,800	9,027,138

Utilities 2.0%
Great Plains Energy Inc., 12.00%, cvt. pfd.	United States	100,000	5,742,000

Total Convertible Preferred Stocks (Cost $28,059,584)			31,051,034

		Principal Amount[b]
Corporate Bonds 6.2%
Financials 6.2%
Aflac Inc., senior note, 8.50%, 5/15/19	United States	$4,000,000	4,281,328
American Express Credit Corp., senior note, C, 7.30%, 8/20/13	United States	7,000,000	7,300,399
[c]JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual	United States	7,000,000	6,142,710

Total Corporate Bonds (Cost $17,265,170)			17,724,437

Convertible Bonds 7.9%
Consumer Discretionary 1.1%
Carnival Corp., cvt., senior deb., 2.00%, 4/15/21	United States	3,156,000	3,037,650

Health Care 3.0%
[d]Mylan Inc., cvt., 144A, 3.75%, 9/15/15	United States	7,500,000	8,428,125

Information Technology 2.6%
Microchip Technology Inc., cvt., 2.125%, 12/15/37	United States	10,000,000	7,575,000

FGI-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Principal Amount[b]	Value
Convertible Bonds (continued)
Materials 1.2%
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	$2,750,000	$3,454,281

Total Convertible Bonds (Cost $20,619,245)			22,495,056

Total Investments before Short Term Investments (Cost $314,119,056)			273,817,285

Short Term Investments (Cost $9,522,108) 3.4%
Repurchase Agreements 3.4%
[e]Joint Repurchase Agreement, 0.023%, 7/01/09 (Maturity Value $9,522,115)	United States	9,522,108	9,522,108
Banc of America Securities LLC (Maturity Value $820,902)
Barclays Capital Inc. (Maturity Value $752,438)
BNP Paribas Securities Corp. (Maturity Value $2,736,180)
Credit Suisse Securities (USA) LLC (Maturity Value $2,736,180)
Deutsche Bank Securities Inc. (Maturity Value $971,444)
HSBC Securities (USA) Inc. (Maturity Value $820,902)
UBS Securities LLC (Maturity Value $684,069)

Collateralized by U.S. Government Agency Securities, 0.58% - 7.25%, 1/15/10 - 6/27/16;
[f]U.S. Government Agency Discount Notes, 12/31/09; [f]U.S. Treasury Bills, 8/13/09; and U.S. Treasury Notes, 1.375% - 1.50%, 3/15/12 - 12/31/13

Total Investments (Cost $323,641,164) 99.8%			283,339,393
Other Assets, less Liabilities 0.2%			531,536

Net Assets 100.0%			$283,870,929

See Abbreviations on page FGI-23.

aNon-income producing.

bPrincipal amount is stated in U.S. dollars unless otherwise indicated.

cPerpetual security with no stated maturity date.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the value of this security was $8,428,125, representing 2.97% of net assets.

eSee Note 1(c) regarding joint repurchase agreement.

fThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGI-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Growth and Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$314,119,056
Cost - Repurchase agreements	9,522,108

Total cost of investments	$323,641,164

Value - Unaffiliated issuers	$273,817,285
Value - Repurchase agreements	9,522,108

Total value of investments	283,339,393
Receivables:
Capital shares sold	13,400
Dividends and interest	972,396
Other assets	428

Total assets	284,325,617

Liabilities:
Payables:
Capital shares redeemed	182,641
Affiliates	181,661
Reports to shareholders	68,020
Accrued expenses and other liabilities	22,366

Total liabilities	454,688

Net assets, at value	$283,870,929

Net assets consist of:
Paid-in capital	$399,275,228
Undistributed net investment income	5,164,570
Net unrealized appreciation (depreciation)	(40,300,762)
Accumulated net realized gain (loss)	(80,268,107)

Net assets, at value	$283,870,929

Class 1:
Net assets, at value	$151,779,623

Shares outstanding	17,855,746

Net asset value and maximum offering price per share	$8.50

Class 2:
Net assets, at value	$132,088,307

Shares outstanding	15,729,429

Net asset value and maximum offering price per share	$8.40

Class 4:
Net assets, at value	$2,999

Shares outstanding	353

Net asset value and maximum offering price per share	$8.50

The accompanying notes are an integral part of these financial statements.

FGI-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin Growth and Income Securities Fund
Investment income:
Dividends	$4,509,910
Interest	1,316,226

Total investment income	5,826,136

Expenses:
Management fees (Note 3a)	730,736
Distribution fees: (Note 3c)
Class 2	155,979
Class 4	5
Unaffiliated transfer agent fees	336
Custodian fees (Note 4)	5,648
Reports to shareholders	58,893
Professional fees	18,261
Trustees’ fees and expenses	1,063
Other	11,544

Total expenses	982,465
Expense reductions (Note 4)	(10)

Net expenses	982,455

Net investment income	4,843,681

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(45,057,760)
Foreign currency transactions	13,669

Net realized gain (loss)	(45,044,091)

Net change in unrealized appreciation (depreciation) on:
Investments	45,996,169
Translation of other assets and liabilities denominated in foreign currencies	4,052

Net change in unrealized appreciation (depreciation)	46,000,221

Net realized and unrealized gain (loss)	956,130

Net increase (decrease) in net assets resulting from operations	$5,799,811

The accompanying notes are an integral part of these financial statements.

FGI-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Growth and Income Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$4,843,681	$14,275,978
Net realized gain (loss) from investments and foreign currency transactions	(45,044,091)	(30,384,934)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	46,000,221	(174,276,787)

Net increase (decrease) in net assets resulting from operations	5,799,811	(190,385,743)

Distributions to shareholders from:
Net investment income:
Class 1	(8,187,942)	(8,476,479)
Class 2	(6,640,173)	(7,499,080)
Class 4	(158)	(160)
Net realized gains:
Class 1	—	(20,947,837)
Class 2	—	(20,755,554)
Class 4	—	(395)

Total distributions to shareholders	(14,828,273)	(57,679,505)

Capital share transactions: (Note 2)
Class 1	(6,293,254)	(18,020,538)
Class 2	(5,105,592)	(49,003,980)
Class 4	—	5,000

Total capital share transactions	(11,398,846)	(67,019,518)

Net increase (decrease) in net assets	(20,427,308)	(315,084,766)
Net assets:
Beginning of period	304,298,237	619,383,003

End of period	$283,870,929	$304,298,237

Undistributed net investment income included in net assets:
End of period	$5,164,570	$15,149,162

The accompanying notes are an integral part of these financial statements.

FGI-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Growth and Income Securities (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2009, 74.79% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and

FGI-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2009. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis).

FGI-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FGI-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,138	$57,860	16,555	$196,921
Shares issued in reinvestment of distributions	956,535	8,187,942	2,324,196	29,424,315
Shares redeemed	(1,800,661)	(14,539,056)	(4,003,019)	(47,641,774)

Net increase (decrease)	(836,988)	$(6,293,254)	(1,662,268)	$(18,020,538)

Class 2 Shares:
Shares sold	528,034	$4,203,391	705,175	$8,223,845
Shares issued in reinvestment of distributions	784,890	6,640,173	2,262,180	28,254,634
Shares redeemed	(2,039,181)	(15,949,156)	(7,557,698)	(85,482,459)

Net increase (decrease)	(726,257)	$(5,105,592)	(4,590,343)	$(49,003,980)

Class 4 Shares:
Shares sold	—	$—	353	$5,000

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FGI-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $20,500,338 expiring in 2016.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $13,568,873 and $1,996, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$324,804,824

Unrealized appreciation	$24,072,686
Unrealized depreciation	(65,538,117)

Net unrealized appreciation (depreciation)	$(41,465,431)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, pass-through entity income and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $63,996,484 and $62,984,458, respectively.

FGI-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

7. CREDIT RISK

At June 30, 2009, the Fund had 11.61% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $335 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

FGI-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

9. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$9,910,966	$2,766,324	$—	$12,677,290
Health Care	27,224,408	9,027,138	—	36,251,546
Utilities	16,753,627	5,742,000	—	22,495,627
All other Equity Investments[b]	162,173,329	—	—	162,173,329
Corporate Bonds	—	17,724,437	—	17,724,437
Convertible Bonds	—	22,495,056	—	22,495,056
Short Term Investments	—	9,522,108	—	9,522,108

Total Investments in Securities	$216,062,330	$67,277,063	$—	$283,339,393

aIncludes common and preferred stock as well as other equity investments.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FGI-23

FRANKLIN HIGH INCOME SECURITIES FUND

This semiannual report for Franklin High Income Securities Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin High Income Securities Fund – Class 1 delivered a +21.75% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin High Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Franklin High Income Securities Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests primarily to predominantly in debt securities offering high yield and expected total return.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Credit Suisse (CS) High Yield Index, which had a +27.22% total return for the period under review.1 The Fund performed comparably to its peers, as measured by the +20.55% return of the Lipper VIP High Current Yield Funds Classification Average.2

Economic and Market Overview

During the six-month period ended June 30, 2009, economic conditions deteriorated. In February, The Conference Board’s Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as stock markets declined. Despite far-reaching government interventions, the nation’s economic troubles worsened as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices fell at an accelerated rate. Jobless claims mounted and the unemployment rate rose to 9.5% by period-end.3 Economic growth, as measured by gross domestic product, fell in 2009’s first and second quarters at annualized rates of 6.4% and an estimated 1.0%, reflecting broad-based slowdowns in consumer spending, corporate profits and export growth.

Oil prices rose from $44 per barrel in December 2008 to $70 per barrel at period-end; however, inflation remained muted as most commodity prices were well below 2008 levels. June’s inflation rate was an annualized -1.4%.3 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.4 The core personal consumption expenditures price index reported a 12-month increase of 1.5%.3

A slowing economy and decelerating inflation prompted policymakers to keep interest rates low and enact stimulus plans. During the period

1. Source: © 2009 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: Bureau of Economic Analysis.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund invests primarily to predominantly in high yield, lower rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

under review, the Fed kept the federal funds target rate in a range of 0% to 0.25%. The government implemented the American Recovery and Reinvestment Act, which included tax breaks, money for ailing state governments, aid to the poor and unemployed, and spending on infrastructure, renewable energy, health care and education. The Fed and U.S. Treasury Department also continued programs designed to shore up beleaguered banks’ capital, enable freer lending to businesses and consumers, and help struggling home buyers avoid foreclosure.

Most Treasury prices declined during the period. The spread between two-year and 10-year Treasury yields rose to 242 basis points (100 basis points equal one percentage point) at the end of June from 149 basis points at the beginning of the reporting period. The two-year Treasury bill yield rose slightly from 0.76% to 1.11% over the six-month period, while the 10-year Treasury note yield increased from 2.25% to 3.53%.

Investment Strategy

We are research-driven, fundamental investors who rely on a team of analysts to provide in-depth industry expertise and use qualitative and quantitative analyses to evaluate companies. As bottom-up investors, we focus primarily on individual securities. We also consider sectors when choosing investments. In selecting securities for the Fund’s investment portfolio, we do not rely principally on ratings assigned by rating agencies, but perform our own independent analysis to evaluate an issuer’s creditworthiness. We consider a variety of factors, including an issuer’s experience and managerial strength, its sensitivity to economic conditions and its current financial condition.

Manager’s Discussion

Following a difficult fourth quarter 2008 for almost all financial markets, some stability returned in early 2009. Although there were still some pockets of volatility during the period, the high yield market generally offered a positive tone, and yield spreads narrowed significantly from their record high levels reached in the fourth quarter of 2008. High absolute yields available early in the reporting period attracted new participants to the market, leading to heavy cash inflows and strong technical factors. At the same time, thawing credit markets allowed some companies to refinance impending debt maturities and substantially improve liquidity. Largely as a result, market sentiment improved dramatically, but given continued expectations for increased defaults and overall weak economic conditions, yield spreads remained higher than the market’s 10-year average.

Although the economic environment showed some signs of recovery in 2009’s first half, indicators were mixed. However, with many investors’ increased risk appetites for some asset classes, such as high yield securities, positive technical factors outweighed investors’ fundamental concerns, and the market rallied. We had maintained a somewhat conservative positioning, from a risk perspective, relative to the benchmark CS High Yield Index in 2008, but given depressed valuations as we entered 2009, we added some higher risk positions to the Fund’s portfolio. Although our positioning versus the index remained slightly defensive and therefore proved to be a negative in such a strong rally, the repositioning helped us keep pace with our Lipper peer group’s performance. In addition, we used our fundamental research process to adjust the Fund’s industry weightings. Within that framework, we overweighted and underweighted certain industries relative to the index in an effort to outperform.

For example, we were underweighted in the telecommunications industry, which, given somewhat lower beta, a measure of volatility versus the overall market, underperformed the CS High Yield Index during the review period.5 This underweighting helped relative results. Conversely, the Fund was overweighted in the chemicals industry throughout the period.6 Despite its cyclical nature, the chemicals industry outperformed the index as bonds of certain companies rallied from very low levels as better credit conditions improved refinancing prospects for these companies and allowed bank covenants to be reset. Our overweighting thus helped performance relative to the index. Similarly, our overweighted financials sector position generated positive performance because the sector was among the index’s top performing.7 However, much of our financials exposure was in investment-grade rated holdings that, while offering what we viewed as attractive yields, did not keep pace with the gains for certain noninvestment-grade rated financial bonds not held by the Fund during the period.

Although the Fund’s industry positioning improved relative results in certain instances, some holdings and industry weightings had a negative impact. For example, the Fund’s positioning versus the index in utilities, consumer and housing was a drag on performance. 8 We overweighted

5. Telecommunications holdings are in telecommunication services in the SOI.

6. Chemicals holdings are in materials in the SOI.

7. Financials holdings are in banks, diversified financials and real estate in the SOI.

8. Consumer holdings are in consumer durables and apparel, and consumer services in the SOI; housing holdings are in consumer durables and apparel.

Top 10 Sectors/Industries

Franklin High Income Securities Fund

6/30/09

% of Total Net Assets

Energy	13.9%

Materials	10.4%

Media	10.3%

Utilities	9.8%

Telecommunication Services	9.2%

Health Care Equipment & Services	8.3%

Consumer Services	6.8%

Capital Goods	3.4%

Food, Beverage & Tobacco	3.4%

Diversified Financials	3.2%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

the utilities sector during the period, but given its perceived defensiveness in a strong market, the sector underperformed the index; therefore, the Fund’s positioning hurt relative results. Investors’ willingness to take on more risk during the period extended to cyclical sectors such as consumer, which therefore outperformed the index. Taking a conservative stance on expected consumer spending, we underweighted the sector, which hindered relative performance. Similarly, although fundamentals did not necessarily improve or stabilize for the housing industry, investors seemed to take a longer-term view of its survivability, and the industry rallied. Because the Fund was underweighted in housing, our relative performance suffered.

Thank you for your participation in Franklin High Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin High Income Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,217.50	$3.57
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.65%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin High Income Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 1			2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$4.68		$6.72	$6.96	$6.82	$6.99	$6.81

Income from investment operations[a]:
Net investment income[b]	0.21		0.50	0.51	0.49	0.48	0.49
Net realized and unrealized gains (losses)	0.82		(1.92)	(0.30)	0.12	(0.23)	0.15

Total from investment operations	1.03		(1.42)	0.21	0.61	0.25	0.64

Less distributions from net investment income	(0.38)		(0.62)	(0.45)	(0.47)	(0.42)	(0.46)

Net asset value, end of period	$5.33		$4.68	$6.72	$6.96	$6.82	$6.99

Total return[c]	21.75%		(23.16)%	3.02%	9.48%	3.72%	10.04%
Ratios to average net assets[d]
Expenses before expense reduction	0.65%		0.66%	0.61%	0.64%	0.60%	0.62%
Expenses net of expense reduction	0.65%	[e]	0.66% [e]	0.61% [e]	0.63%	0.60% [e]	0.62%	[e]
Net investment income	8.15%		8.30%	7.38%	7.14%	6.96%	7.17%

Supplemental data
Net assets, end of period (000’s)	$43,955		$38,225	$61,286	$77,641	$87,814	$109,569
Portfolio turnover rate	9.39%		21.75%	40.65%	37.99%	47.60%	59.87%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

Class 2	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
			2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$4.59		$6.60	$6.85	$6.71	$6.90	$6.73

Income from investment operations[a]:
Net investment income[b]	0.20		0.47	0.48	0.46	0.45	0.46
Net realized and unrealized gains (losses)	0.80		(1.88)	(0.29)	0.13	(0.23)	0.16

Total from investment operations	1.00		(1.41)	0.19	0.59	0.22	0.62

Less distributions from net investment income	(0.37)		(0.60)	(0.44)	(0.45)	(0.41)	(0.45)

Net asset value, end of period	$5.22		$4.59	$6.60	$6.85	$6.71	$6.90

Total return[c]	21.51%		(23.38)%	2.72%	9.36%	3.31%	9.87%
Ratios to average net assets[d]
Expenses before expense reduction	0.90%		0.91%	0.86%	0.89%	0.85%	0.87%
Expenses net of expense reduction	0.90%	[e]	0.91% [e]	0.86% [e]	0.88%	0.85% [e]	0.87%	[e]
Net investment income	7.90%		8.05%	7.13%	6.89%	6.71%	6.92%

Supplemental data
Net assets, end of period (000’s)	$155,175		$84,396	$155,777	$166,318	$139,413	$122,579
Portfolio turnover rate	9.39%		21.75%	40.65%	37.99%	47.60%	59.87%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$4.67	$6.55

Income from investment operations[b]:
Net investment income[c]	0.20	0.39
Net realized and unrealized gains (losses)	0.82	(1.65)

Total from investment operations	1.02	(1.26)

Less distributions from net investment income	(0.38)	(0.62)

Net asset value, end of period	$5.31	$4.67

Total return[d]	21.53%	(21.34)%
Ratios to average net assets[e]
Expenses before expense reduction	1.00%	1.01%
Expenses net of expense reduction[f]	1.00%	1.01%
Net investment income	7.80%	7.95%

Supplemental data
Net assets, end of period (000’s)	$7,553	$2,244
Portfolio turnover rate	9.39%	21.75%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
[b,c]Senior Floating Rate Interests 1.9%
Consumer Services 0.2%
OSI Restaurant Partners LLC (Outback),
Pre-Funded Revolving Credit, 0.449%, 6/14/13	United States	$54,086	$39,039
Term Loan B, 2.625%, 6/14/14	United States	639,150	461,329

			500,368

Materials 0.7%
Novelis Corp., U.S Term Loan, 2.31% - 2.60%, 7/07/14	United States	1,591,909	1,397,564

Media 0.4%
Univision Communications Inc., Initial Term Loan, 2.56%, 9/29/14	United States	1,000,000	750,357

Utilities 0.6%
Dynegy Holdings Inc.,
Term Loan B, 1.81%, 4/02/13	United States	112,154	101,079
Term L/C Facility, 1.81%, 4/02/13	United States	1,386,133	1,249,253

			1,350,332

Total Senior Floating Rate Interests (Cost $4,343,068)			3,998,621

Corporate Bonds 93.6%
Automobiles & Components 2.6%
Ford Motor Credit Co. LLC,
7.80%, 6/01/12	United States	1,500,000	1,291,694
senior note, 9.875%, 8/10/11	United States	3,200,000	2,961,926
[d]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	1,700,000	1,181,500

			5,435,120

Banks 0.9%
[e]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	2,000,000	1,936,634

Capital Goods 3.4%
[d]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	2,200,000	1,749,000
Case New Holland Inc., senior note, 7.125%, 3/01/14	United States	2,000,000	1,835,000
L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15	United States	2,000,000	1,785,000
RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14	United States	2,000,000	1,720,000

			7,089,000

Commercial & Professional Services 2.0%
ARAMARK Corp., senior note, 8.50%, 2/01/15	United States	2,000,000	1,950,000
[f,g]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18	United States	400,000	396,000
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	2,000,000	1,690,000

			4,036,191

Consumer Durables & Apparel 2.6%
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,200,000	1,936,000
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	2,100,000	2,105,250
KB Home, senior note, 6.25%, 6/15/15	United States	1,600,000	1,376,000

			5,417,250

Consumer Services 6.6%
[d,g]Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	1,700,000	72,250
[d]Harrah’s Operating Escrow, senior secured note, 144A, 11.25%, 6/01/17	United States	2,500,000	2,375,000
Host Hotels & Resorts LP, senior note,
[d]144A, 9.00%, 5/15/17	United States	300,000	287,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Corporate Bonds (continued)
Consumer Services (continued)
Host Hotels & Resorts LP, senior note, (continued)
M, 7.00%, 8/15/12	United States	$1,700,000	$1,649,000
MGM MIRAGE, senior note,
6.625%, 7/15/15	United States	2,500,000	1,643,750
6.875%, 4/01/16	United States	600,000	394,500
Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13	United States	2,100,000	2,121,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	1,800,000	1,431,000
[d]Speedway Motorsports Inc., senior note, 144A, 8.75%, 6/01/16	United States	1,900,000	1,933,250
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%, 5/15/18	United States	1,500,000	1,288,293
[g]Station Casinos Inc.,
senior note, 6.00%, 4/01/12	United States	300,000	105,000
senior note, 7.75%, 8/15/16	United States	800,000	280,000
senior sub. note, 6.50%, 2/01/14	United States	100,000	2,500
senior sub. note, 6.875%, 3/01/16	United States	1,000,000	30,000

			13,612,793

Diversified Financials 3.1%
[d]GMAC LLC, senior note, 144A, 6.875%, 8/28/12	United States	4,049,000	3,421,405
[e]JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual	United States	1,500,000	1,316,295
[g]Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14	United States	2,300,000	350,750
Merrill Lynch & Co. Inc., 6.875%, 4/25/18	United States	1,500,000	1,390,557

			6,479,007

Energy 13.9%
Berry Petroleum Co., senior note, 10.25%, 6/01/14	United States	600,000	609,000
[h]Bill Barrett Corp., senior note, 9.875%, 7/17/16	United States	400,000	380,688
Chesapeake Energy Corp., senior note, 6.25%, 1/15/18	United States	3,700,000	3,089,500
Compagnie Generale de Geophysique-Veritas, senior note,
7.50%, 5/15/15	France	800,000	738,000
7.75%, 5/15/17	France	1,200,000	1,098,000
El Paso Corp., senior note,
12.00%, 12/12/13	United States	400,000	442,000
6.875%, 6/15/14	United States	2,000,000	1,877,098
[b]Enterprise Products Operating LLP, junior sub. note, FRN, 7.034%, 1/15/68	United States	1,900,000	1,403,295
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	2,100,000	1,921,500
MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	2,200,000	1,848,000
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13	United States	2,000,000	1,990,000
Petrohawk Energy Corp., senior note, 7.875%, 6/01/15	United States	1,800,000	1,674,000
[d]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,100,000	1,827,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	2,200,000	1,985,500
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	2,000,000	1,790,000
[d]SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	United States	2,000,000	1,720,000
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	2,000,000	1,720,000
The Williams Cos. Inc., senior note,
7.625%, 7/15/19	United States	600,000	593,524
7.875%, 9/01/21	United States	1,200,000	1,184,280
8.75%, 3/15/32	United States	800,000	805,979

			28,697,364

Food & Staples Retailing 1.6%
[d]Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16	United States	1,300,000	1,306,500
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	2,000,000	1,950,000

			3,256,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Corporate Bonds (continued)
Food, Beverage & Tobacco 3.4%
Altria Group Inc., senior bond, 9.25%, 8/06/19	United States	$1,150,000	$1,293,520
Dean Foods Inc., senior note, 7.00%, 6/01/16	United States	1,000,000	917,500
[d]Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14	United States	1,700,000	1,878,500
[d]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	2,100,000	1,995,000
[d]Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14	United States	900,000	981,000

			7,065,520

Health Care Equipment & Services 8.3%
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	2,000,000	1,890,000
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	2,200,000	2,057,000
[d]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	1,000,000	1,047,500
HCA Inc., senior secured note, 9.125%, 11/15/14	United States	4,000,000	3,970,000
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13	United States	2,400,000	2,172,000
[i]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	2,300,000	1,886,000
[b,i]US Oncology Holdings Inc., senior note, PIK, FRN, 6.904%, 3/15/12	United States	2,589,000	2,194,177
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14	United States	2,000,000	1,925,000

			17,141,677

Materials 9.7%
[d]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	1,100,000	1,196,024
ArcelorMittal, senior note, 9.85%, 6/01/19	Luxembourg	1,900,000	2,053,526
[d]Clearwater Paper Corp., senior note, 144A, 10.625%, 6/15/16	United States	1,900,000	1,952,250
Crown Americas Inc., senior note, 7.75%, 11/15/15	United States	2,000,000	1,965,000
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	1,700,000	1,715,161
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	2,000,000	1,595,000
[d]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	1,900,000	646,000
[d]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,200,000	1,617,000
Nalco Co.,
[d]senior note, 144A, 8.25%, 5/15/17	United States	100,000	101,000
senior sub. note, 8.875%, 11/15/13	United States	1,700,000	1,742,500
NewPage Corp., senior secured note, 10.00%, 5/01/12	United States	1,200,000	582,000
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	2,000,000	1,897,500
Solo Cup Co.,
[d,h]senior secured note, 144A, 10.50%, 11/01/13	United States	400,000	405,300
senior sub. note, 8.50%, 2/15/14	United States	900,000	742,500
[d]Teck Resources Ltd., senior secured note, 144A, 10.75%, 5/15/19	Canada	1,700,000	1,830,315

			20,041,076

Media 9.9%
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	700,000	696,500
[g]CanWest Media Inc., senior sub. note, 8.00%, 9/15/12	Canada	1,700,000	510,000
[g],[j]CCH II LLC, senior note, 10.25%, 9/15/10	United States	3,500,000	3,710,000
[d]CSC Holdings Inc., senior note, 144A, 8.50%, 4/15/14	United States	500,000	498,125
[g,j]Dex Media Inc.,
senior disc. note, 9.00%, 11/15/13	United States	700,000	108,500
senior note, B, 8.00%, 11/15/13	United States	2,300,000	356,500
DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16	United States	1,800,000	1,759,500
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	United States	2,500,000	2,343,750
Lamar Media Corp., senior sub. note, 7.25%, 1/01/13	United States	2,000,000	1,912,500
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	2,000,000	1,740,000
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	1,500,000	1,087,500
Quebecor Media Inc., senior note, 7.75%, 3/15/16	Canada	2,000,000	1,822,500
Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	2,000,000	612,500
[d,i]Univision Communications Inc., senior note, 144A, PIK, 10.50%, 3/15/15	United States	300,000	176,250
[d]UPC Holding BV, senior note, 144A, 9.875%, 4/15/18	Netherlands	1,500,000	1,453,800

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Corporate Bonds (continued)
Media (continued)
[d]WMG Acquisition Corp., senior secured note, 144A, 9.50%, 6/15/16	United States	$1,600,000	$1,600,000

			20,387,925

Real Estate 0.7%
Forest City Enterprises Inc., senior note,
7.625%, 6/01/15	United States	2,000,000	1,270,000
6.50%, 2/01/17	United States	300,000	166,500

			1,436,500

Retailing 1.9%
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	2,000,000	2,170,000
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	2,000,000	1,690,000

			3,860,000

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	1,300,000	663,000

Software & Services 1.6%
First Data Corp., senior note, 9.875%, 9/24/15	United States	1,100,000	786,500
SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15	United States	2,600,000	2,414,750

			3,201,250

Technology Hardware & Equipment 2.1%
Celestica Inc., senior sub. note,
7.875%, 7/01/11	Canada	1,000,000	1,005,000
7.625%, 7/01/13	Canada	1,000,000	980,000
[g]Nortel Networks Ltd., senior note, 10.75%, 7/15/16	Canada	1,800,000	630,000
Sanmina-SCI Corp.,
[b,d]senior note, 144A, FRN, 3.379%, 6/15/14	United States	1,000,000	825,000
senior sub. note, 6.75%, 3/01/13	United States	1,200,000	936,000

			4,376,000

Telecommunication Services 9.2%
[d]CC Holdings GS V LLC, senior secured note, 144A, 7.75%, 5/01/17	United States	200,000	196,000
Centennial Communications Corp., senior note, 10.00%, 1/01/13	United States	1,000,000	1,060,000
Crown Castle International Corp., senior note, 9.00%, 1/15/15	United States	2,000,000	2,045,000
[d]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,000,000	1,670,000
Inmarsat Finance PLC, senior note, 10.375%, 11/15/12	United Kingdom	2,000,000	2,080,000
Intelsat Subsidiary Holding Co. Ltd., senior note,
8.50%, 1/15/13	Bermuda	2,000,000	1,930,000
8.875%, 1/15/15	Bermuda	1,000,000	970,000
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	2,000,000	1,997,500
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	2,200,000	2,241,250
Qwest Communications International Inc., senior note, B, 7.50%, 2/15/14	United States	2,200,000	2,018,500
[d]Qwest Corp., senior note, 144A, 8.375%, 5/01/16	United States	800,000	776,000
[d]Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15	Italy	2,025,000	2,035,125

			19,019,375

Transportation 0.6%
[d]Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14	United Kingdom	1,700,000	1,164,500

Utilities 9.2%
The AES Corp., senior note, 8.00%, 10/15/17	United States	2,000,000	1,870,000
Ameren Corp., senior note, 8.875%, 5/15/14	United States	1,900,000	1,963,597
Aquila Inc., senior note, 11.875%, 7/01/12	United States	1,300,000	1,437,415
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	2,000,000	2,033,180

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Corporate Bonds (continued)
Utilities (continued)
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	$1,000,000	$852,500
Edison Mission Energy, senior note, 7.00%, 5/15/17	United States	2,400,000	1,854,000
[d]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	2,000,000	1,905,000
Mirant North America LLC, senior note, 7.375%, 12/31/13	United States	1,900,000	1,833,500
NRG Energy Inc., senior note,
7.25%, 2/01/14	United States	700,000	680,750
7.375%, 2/01/16	United States	2,200,000	2,087,250
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	4,000,000	2,510,000

			19,027,192

Total Corporate Bonds (Cost $213,018,711)			193,343,874

		Shares
Preferred Stocks (Cost $214,420) 0.1%
Diversified Financials 0.1%
[d]Preferred Blocker Inc., 9.00%, pfd., 144A	United States	604	259,796

Total Investments before Short Term Investments (Cost $217,576,199)			197,602,291

		Principal Amount[a]
Short Term Investments (Cost $6,081,414) 2.9%
Repurchase Agreements 2.9%
[k]Joint Repurchase Agreement, 0.023%, 7/01/09 (Maturity Value $6,081,418)	United States	$6,081,414	6,081,414

Banc of America Securities LLC (Maturity Value $524,279)

Barclays Capital Inc. (Maturity Value $480,554)

BNP Paribas Securities Corp. (Maturity Value $1,747,495)

Credit Suisse Securities (USA) LLC (Maturity Value $1,747,495)

Deutsche Bank Securities Inc. (Maturity Value $620,427)

HSBC Securities (USA) Inc. (Maturity Value $524,279)

UBS Securities LLC (Maturity Value $436,889)

Collateralized by U.S. Government Agency Securities, 0.58% - 7.25%, 1/15/10 - 6/27/16; [l]U.S. Government Agency Discount Notes, 12/31/09; [l]U.S. Treasury Bills, 8/13/09; and U.S. Treasury Notes, 1.375% - 1.50%, 3/15/12 - 12/31/13

Total Investments (Cost $223,657,613) 98.5%			203,683,705
Other Assets, less Liabilities 1.5%			2,999,078

Net Assets 100.0%			$206,682,783

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin High Income Securities Fund

See Abbreviations on page FH-27.

aThe principal amount is stated in U.S. dollars unless otherwise indicated.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(d) regarding senior floating rate interests.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the aggregate value of these securities was $42,082,640, representing 20.36% of net assets.

ePerpetual security with no stated maturity date.

fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2009, the value of this security was $191, representing less than 0.01% of net assets.

gSee Note 7 regarding defaulted securities.

hSecurity purchased on a when-issued basis. See Note 1(c).

iIncome may be received in additional securities and/or cash.

jSee Note 8 regarding other considerations.

kSee Note 1(b) regarding joint repurchase agreement.

lThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin High Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$217,576,199
Cost - Repurchase agreements	6,081,414

Total cost of investments	$223,657,613

Value - Unaffiliated issuers	$197,602,291
Value - Repurchase agreements	6,081,414

Total value of investments	203,683,705
Receivables:
Investment securities sold	233,770
Capital shares sold	140,206
Interest	3,997,479
Other assets	175

Total assets	208,055,335

Liabilities:
Payables:
Investment securities purchased	772,400
Capital shares redeemed	319,442
Affiliates	161,227
Funds advanced by custodian	65,864
Accrued expenses and other liabilities	53,619

Total liabilities	1,372,552

Net assets, at value	$206,682,783

Net assets consist of:
Paid-in capital	$346,182,839
Undistributed net investment income	5,808,899
Net unrealized appreciation (depreciation)	(19,973,908)
Accumulated net realized gain (loss)	(125,335,047)

Net assets, at value	$206,682,783

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Franklin High Income Securities Fund
Class 1:
Net assets, at value	$43,955,113

Shares outstanding	8,247,101

Net asset value and maximum offering price per share	$5.33

Class 2:
Net assets, at value	$155,174,584

Shares outstanding	29,712,170

Net asset value and maximum offering price per share	$5.22

Class 4:
Net assets, at value	$7,553,086

Shares outstanding	1,422,949

Net asset value and maximum offering price per share	$5.31

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin High Income Securities Fund
Investment income:
Dividends	$16,393
Interest	7,190,370

Total investment income	7,206,763

Expenses:
Management fees (Note 3a)	470,404
Distribution fees: (Note 3c)
Class 2	149,158
Class 4	7,840
Unaffiliated transfer agent fees	129
Custodian fees (Note 4)	1,514
Reports to shareholders	38,656
Professional fees	15,037
Trustees’ fees and expenses	454
Other	4,245

Total expenses	687,437
Expense reductions (Note 4)	(9)

Net expenses	687,428

Net investment income	6,519,335

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(7,874,722)
Net change in unrealized appreciation (depreciation) on investments	34,183,887

Net realized and unrealized gain (loss)	26,309,165

Net increase (decrease) in net assets resulting from operations	$32,828,500

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin High Income Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$6,519,335	$14,147,619
Net realized gain (loss) from investments	(7,874,722)	(12,094,569)
Net change in unrealized appreciation (depreciation) on investments	34,183,887	(44,020,341)

Net increase (decrease) in net assets resulting from operations	32,828,500	(41,967,291)

Distributions to shareholders from net investment income:
Class 1	(2,944,930)	(5,331,940)
Class 2	(10,742,997)	(12,613,674)
Class 4	(471,677)	(40,112)

Total distributions to shareholders	(14,159,604)	(17,985,726)

Capital share transactions: (Note 2)
Class 1	624,501	(5,364,101)
Class 2	57,741,493	(29,589,130)
Class 4	4,783,673	2,707,846

Total capital share transactions	63,149,667	(32,245,385)

Net increase (decrease) in net assets	81,818,563	(92,198,402)
Net assets:
Beginning of period	124,864,220	217,062,622

End of period	$206,682,783	$124,864,220

Undistributed net investment income included in net assets:
End of period	$5,808,899	$13,449,168

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin High Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2009, 87.47% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2009. The joint repurchase agreement is valued at cost.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	548,821	$2,756,697	714,258	$4,273,846
Shares issued in reinvestment of distributions	549,427	2,944,930	864,172	5,331,940
Shares redeemed	(1,020,615)	(5,077,126)	(2,530,790)	(14,969,887)

Net increase (decrease)	77,633	$624,501	(952,360)	$(5,364,101)

Class 2 Shares:
Shares sold	16,652,513	$83,233,083	4,825,096	$27,974,845
Shares issued in reinvestment of distributions	2,046,285	10,742,997	2,081,464	12,613,674
Shares redeemed	(7,378,900)	(36,234,587)	(12,129,167)	(70,177,649)

Net increase (decrease)	11,319,898	$57,741,493	(5,222,607)	$(29,589,130)

Class 4 Shares:
Shares sold	857,627	$4,331,091	481,696	$2,702,636
Shares issued on reinvestment of distributions	88,329	471,677	6,424	39,636
Shares redeemed	(3,838)	(19,095)	(7,289)	(34,426)

Net increase (decrease)	942,118	$4,783,673	480,831	$2,707,846

[a]	For the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2009	$14,152,532
2010	46,366,314
2011	24,711,916
2012	9,009,590
2013	6,321,190
2014	40,420
2015	4,493,289
2016	8,150,741

$113,245,992

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

5. INCOME TAXES (continued)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses of $4,180,311.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$224,399,726

Unrealized appreciation	$4,529,624
Unrealized depreciation	(25,245,645)

Net unrealized appreciation (depreciation)	$(20,716,021)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, payments-in-kind and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $73,443,337 and $13,935,267, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2009, the Fund had 90.22% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2009, the aggregate value of these securities was $6,155,691, representing 2.98% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund’s Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors’ committees which, pursuant to the Fund’s policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

9. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

9. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $109 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Equity Investments:[a]
Diversified Financials	$—	$259,796	$—	$259,796
Senior Floating Rate Interests	—	3,998,621	—	3,998,621
Corporate Bonds & Notes	—	193,343,683	191	193,343,874
Short Term Investments	—	6,081,414	—	6,081,414

Total Investments in Securities	$—	$203,683,514	$191	$203,683,705

aIncludes preferred stock.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

10. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Beginning Balance	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out) of Level 3	Ending Balance	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets
Equity Securities - Diversified Financials	$214,420	$—	$—	$—	$(214,420)	$—	$—
Corporate Bonds	466	(2,561,864)	2,618,308	(56,719)	—	191	—

Total	$214,886	$(2,561,864)	$2,618,308	$(56,719)	$(214,420)	$191	$—

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

FRN - Floating Rate Note

PIK - Payment-In-Kind

FRANKLIN INCOME SECURITIES FUND

We are pleased to bring you Franklin Income Securities Fund’s semiannual report for the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Income Securities Fund – Class 1 delivered a +12.91% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund may invest in equity and debt securities and may invest all of its assets in below investment-grade debt securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its equity benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a +3.16% total return, and also outperformed its fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which had a +1.90% total return for the same period.1

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Although home sales fell for most of the period, they edged higher toward period-end. The pace of contraction in manufacturing activity decelerated. However, jobless claims mounted and the unemployment rate rose from 7.2% at the beginning of the year to 9.5% in June 2009, its highest rate since August 1983.2 Retail sales shrank from year-ago levels, and in February The Conference Board’s Consumer Confidence Index dropped to the lowest level since it began in 1967 before rebounding in the second quarter on improved expectations. Reflecting a broad-based contraction in consumer spending, falling corporate profits, slowing exports and reduced government spending, economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.3 Prices for most other commodities followed similar trends. Partially as a result of reduced consumer spending and the late-2008 downward trajectory for energy prices, deflationary pressures surfaced. June’s inflation rate, as measured by the Consumer Price Index, was an

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: New York Mercantile Exchange.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Changes in the financial strength of a debt issuer or in the rating of its securities may affect the securities’ value and, as a result, impact Fund performance. Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest all of its assets in high yield, lower rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.2 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.2

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans — including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal. The government also introduced various new measures to shore up financial markets and enhance market liquidity, proposed a sweeping financial regulatory system overhaul, and outlined details of its Public-Private Investment Program, with an objective of removing devalued real estate-related assets from banks’ balance sheets.

Most stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader S&P 500 posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.1 Information technology, consumer discretionary and materials stocks posted the largest gains while industrials, telecommunication services and financials stocks generally fell in value.

Investment Strategy

We search for undervalued or out-of-favor securities we believe offer opportunities for income today and growth tomorrow. We generally perform independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on ratings assigned by rating agencies. In analyzing debt and equity securities, we consider a variety of factors, including: a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects; the experience and strength of a company’s management; a company’s sensitivity to changes in interest rates and business conditions; a company’s debt maturity schedules and borrowing requirements; and a company’s changing financial condition and market recognition of the change.

Manager’s Discussion

The Fund outperformed its benchmark indexes during the reporting period due to our preference for fixed income securities, particularly corporate bonds. At period-end, our asset allocation was 65.4% fixed income, 29.5% equity and 5.1% short-term investments and other net assets (cash). We continued to look for attractive opportunities across a wide range of markets to invest the cash.

Investment-grade and high yield bonds led performance on the fixed income side as credit spreads contracted during the period. This offset the overall increase in long-term interest rates as evidenced by the 10-year U.S. Treasury yield’s rise from 2.25% on December 31, 2008, to 3.53% on June 30, 2009. According to Barclays Capital, corporate investment-grade bond spreads fell from 555 basis points (bps; one hundred basis points equal one percentage point) to 306 bps, while high yield corporate bond spreads fell from 1,662 bps to 955 bps.

The Fund had several fixed income holdings that boosted returns during the period. Charter Communications (CCH in the SOI), a major cable system operator that we think has stable fundamentals in its core businesses, worked toward a successful debt reorganization. Ford Motor Credit bonds appreciated as credit markets improved and funding markets for auto loans began to reappear. Tenet Healthcare bonds performed favorably as the company accessed capital markets and extended debt maturities, which enabled the company to continue to focus on improving operations. Discount retailer Dollar General benefited from strong demand as consumers sought lower-priced offerings given difficult economic conditions.

Despite the strong overall backdrop for corporate bonds, several Fund positions weighed on results including Freescale Semiconductor, which was hurt by declining demand for semiconductor chips, particularly those targeting the wireless phone and automotive end-markets. Additionally, publishing company R.H. Donnelley sought bankruptcy protection as the weak economy and declining advertising sales pressured revenues.

During the period under review, equity markets were volatile, reflecting the uncertainty surrounding the overall economy and prospects for corporate fundamentals. However, several equity holdings generated solid

Top Five Equity Holdings

Franklin Income Securities Fund

6/30/09

Company Sector/Industry	% of Total Net Assets

Bank of America Corp.	2.4%
Financials

Wells Fargo & Co.	1.5%
Financials

Merck & Co. Inc.	1.4%
Health Care

Public Service Enterprise Group Inc.	1.3%
Utilities

PG&E Corp.	1.3%
Utilities

Top Five Fixed Income and Senior Floating Rate Interests Holdings*

Franklin Income Securities Fund

6/30/09

Issuer Sector/Industry	% of Total Net Assets

Tenet Healthcare Corp.	3.4%
Health Care

Ford Motor Credit Co. LLC	3.0%
Consumer Discretionary

Dynegy Holdings Inc.	2.6%
Utilities

GMAC LLC	1.8%
Financials

Chesapeake Energy Corp.	1.8%
Energy

*Does not include convertible bonds.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

gains for the Fund including Canadian Oil Sands Trust, which benefited from the crude oil price recovery from a low of $34 per barrel on February 12 to $70 at period-end. A strong rally in financial institution shares also boosted results due to common stock and convertible security holdings in Bank of America, JPMorgan Chase and Citigroup.

Conversely, detractors among equity holdings included pharmaceutical company Pfizer, which cut its dividend by 50% amid the continued challenges of patent expirations and drug development. Utility stocks also underperformed the overall market given concerns about weak power markets and uncertainty regarding climate change initiatives.

Thank you for your participation in Franklin Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Income Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,129.10	$2.53
Hypothetical (5% return before expenses)	$1,000	$1,022.41	$2.41

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.48%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SUPPLEMENT DATED JULY 24, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

OF FRANKLIN INCOME SECURITIES FUND (FUND)

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.	The fifth paragraph under “Goals and Strategies – Main Investments” is replaced with the following:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (S&P®) and Moody’s Investors Service (Moody’s) are considered investment grade. However, such ratings are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Securities rated Ba or lower by Moody’s or BB or lower by S&P are considered to be below investment grade.

II.	The eighth paragraph under “Goals and Strategies – Main Investments” is replaced with the following:

As of June 30, 2009, approximately 52.8% of the Fund’s net assets were invested in lower-rated and comparable quality unrated debt securities. The percentage of the Fund’s net assets invested in such securities at any given time may vary substantially from this number.

Please keep this supplement for future reference.

SUPPLEMENT DATED AUGUST 7, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

OF

FRANKLIN INCOME SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

I.	Under “Goals and Strategies” the following changes are made to the section “Main Investments” on page FI-1:

a)	The second paragraph is replaced in its entirety with the following:

Debt securities obligate the issuer to repay a loan of money at a future date and generally provide for the payment of interest to the bond or note holders. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities and other asset-backed securities, debentures, zero coupon bonds, notes, and short-term debt instruments. Debt securities tend to increase in value when interest rates decline and decrease in value when interest rates rise. Lower-rated debt securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

b)	The following paragraph is added to the end of the section:

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), the Fund may borrow from the Federal Reserve Bank of New York (“NY Fed”) under its Term Asset-Backed Securities Loan Facility (“TALF”). Pursuant to the TALF Program, the Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

II.	The following is added to the “Main Risks” sections on page FI-4:

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security’s maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF Program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Such borrowings may exaggerate the effect of any increase or decrease in the value of the TALF ABS on the Fund’s net asset value and will subject the Fund to interest and other costs (including administrative fees) associated with the TALF Program. However, such borrowings are non-recourse to the Fund, which should limit some of the risks of leverage.

Please keep this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Income Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.53	$17.63	$17.65	$15.56	$15.89	$14.40

Income from investment operations[a]:
Net investment income[b]	0.43	1.10	1.03	0.94	0.85	0.83
Net realized and unrealized gains (losses)	1.12	(5.99)	(0.31)	1.85	(0.56)	1.14

Total from investment operations	1.55	(4.89)	0.72	2.79	0.29	1.97

Less distributions from:
Net investment income	(1.09)	(0.86)	(0.63)	(0.62)	(0.57)	(0.48)
Net realized gains	—	(0.35)	(0.11)	(0.08)	(0.05)	—

Total distributions	(1.09)	(1.21)	(0.74)	(0.70)	(0.62)	(0.48)

Net asset value, end of period	$11.99	$11.53	$17.63	$17.65	$15.56	$15.89

Total return[c]	12.91%	(29.41)%	4.01%	18.47%	1.83%	14.13%
Ratios to average net assets[d]
Expenses[e]	0.48%	0.47%	0.47%	0.47%	0.48%	0.49%
Net investment income	7.51%	7.28%	5.77%	5.70%	5.44%	5.71%

Supplemental data
Net assets, end of period (000’s)	$567,829	$433,370	$455,932	$458,613	$457,625	$530,742
Portfolio turnover rate	19.73%	43.89%	32.11%	25.05%	34.76%	44.02%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.30	$17.31	$17.36	$15.32	$15.67	$14.23

Income from investment operations[a]:
Net investment income[b]	0.41	1.04	0.97	0.89	0.80	0.80
Net realized and unrealized gains (losses)	1.09	(5.87)	(0.30)	1.82	(0.55)	1.11

Total from investment operations	1.50	(4.83)	0.67	2.71	0.25	1.91

Less distributions from:
Net investment income	(1.05)	(0.83)	(0.61)	(0.59)	(0.55)	(0.47)
Net realized gains	—	(0.35)	(0.11)	(0.08)	(0.05)	—

Total distributions	(1.05)	(1.18)	(0.72)	(0.67)	(0.60)	(0.47)

Net asset value, end of period	$11.75	$11.30	$17.31	$17.36	$15.32	$15.67

Total return[c]	12.84%	(29.66)%	3.76%	18.24%	1.60%	13.85%
Ratios to average net assets[d]
Expenses[e]	0.73%	0.72%	0.72%	0.72%	0.73%	0.74%
Net investment income	7.26%	7.03%	5.52%	5.45%	5.19%	5.46%

Supplemental data
Net assets, end of period (000’s)	$5,315,992	$4,944,457	$7,429,064	$5,109,373	$2,865,361	$1,631,184
Portfolio turnover rate	19.73%	43.89%	32.11%	25.05%	34.76%	44.02%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.49	$16.90

Income from investment operations[b]:
Net investment income[c]	0.40	0.87
Net realized and unrealized gains (losses)	1.13	(5.07)

Total from investment operations	1.53	(4.20)

Less distributions from:
Net investment income	(1.08)	(0.86)
Net realized gains	—	(0.35)

Total distributions	(1.08)	(1.21)

Net asset value, end of period	$11.94	$11.49

Total return[d]	12.79%	(26.61)%
Ratios to average net assets[e]
Expenses[f]	0.83%	0.82%
Net investment income	7.16%	6.93%

Supplemental data
Net assets, end of period (000’s)	$237,125	$135,360
Portfolio turnover rate	19.73%	43.89%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Income Securities Fund	Country	Shares	Value
Common Stocks 25.3%
Consumer Discretionary 0.0%[a]
Comcast Corp., A	United States	77,270	$1,119,642

Consumer Staples 0.3%
Diageo PLC	United Kingdom	1,150,000	16,490,110

Energy 2.4%
Canadian Oil Sands Trust	Canada	2,338,950	55,891,845
ConocoPhillips	United States	1,250,000	52,575,000
Spectra Energy Corp.	United States	2,243,200	37,954,944

			146,421,789

Financials 4.6%
Bank of America Corp.	United States	7,100,000	93,720,000
Barclays PLC	United Kingdom	2,000,000	9,312,681
Capital One Financial Corp.	United States	1,963,702	42,965,800
Duke Realty Corp.	United States	750,000	6,577,500
HSBC Holdings PLC	United Kingdom	3,500,000	28,937,594
iStar Financial Inc.	United States	968,800	2,751,392
JPMorgan Chase & Co.	United States	1,100,000	37,521,000
Wells Fargo & Co.	United States	2,500,000	60,650,000

			282,435,967

Health Care 1.9%
Johnson & Johnson	United States	600,000	34,080,000
Merck & Co. Inc.	United States	3,000,000	83,880,000

			117,960,000

Information Technology 1.5%
Intel Corp.	United States	3,000,000	49,650,000
Maxim Integrated Products Inc.	United States	2,500,000	39,225,000

			88,875,000

Materials 0.8%
Barrick Gold Corp.	Canada	62,200	2,086,810
Newmont Mining Corp.	United States	1,100,000	44,957,000

			47,043,810

Telecommunication Services 1.0%
AT&T Inc.	United States	2,000,000	49,680,000
Vodafone Group PLC	United Kingdom	5,000,000	9,641,751

			59,321,751

Utilities 12.8%
AGL Resources Inc.	United States	550,000	17,490,000
Ameren Corp.	United States	1,600,000	39,824,000
American Electric Power Co. Inc.	United States	1,523,800	44,022,582
CenterPoint Energy Inc.	United States	300,000	3,324,000
Consolidated Edison Inc.	United States	1,000,000	37,420,000
Constellation Energy Group	United States	31,300	831,954
Dominion Resources Inc.	United States	1,600,000	53,472,000
DTE Energy Co.	United States	260,500	8,336,000
Duke Energy Corp.	United States	5,000,000	72,950,000
FirstEnergy Corp.	United States	600,000	23,250,000
FPL Group Inc.	United States	750,000	42,645,000
NiSource Inc.	United States	600,000	6,996,000
PG&E Corp.	United States	2,000,000	76,880,000
Pinnacle West Capital Corp.	United States	300,000	9,045,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares	Value
Common Stocks (continued)
Utilities (continued)
Portland General Electric Co.	United States	1,400,000	$27,272,000
Progress Energy Inc.	United States	1,400,000	52,962,000
Public Service Enterprise Group Inc.	United States	2,500,000	81,575,000
Sempra Energy	United States	875,900	43,470,917
The Southern Co.	United States	2,100,000	65,436,000
TECO Energy Inc.	United States	2,500,000	29,825,000
Xcel Energy Inc.	United States	2,670,464	49,163,242

			786,190,695

Total Common Stocks (Cost $1,824,212,189)			1,545,858,764

Convertible Preferred Stocks 2.7%
Consumer Discretionary 0.1%
General Motors Corp., 6.25%, cvt. pfd., C	United States	1,400,000	4,032,000

Energy 0.5%
McMoRan Exploration Co., 8.00%, cvt. pfd.	United States	4,400	4,609,000
[b,c]SandRidge Energy Inc., 8.50%, cvt. pfd., 144A	United States	250,000	30,487,500

			35,096,500

Financials 2.0%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	60,000	50,161,800
Citigroup Inc., 6.50%, cvt. pfd.	United States	774,400	25,988,864
[b]Fannie Mae, 5.375%, cvt. pfd.	United States	600	1,950,000
[b]Fannie Mae, 8.75%, cvt. pfd.	United States	1,060,400	971,114
Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	400,000	2,280,000
Legg Mason Inc., 7.00%, cvt. pfd.	United States	375,000	9,450,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	40,000	31,398,800

			122,200,578

Materials 0.1%
Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd.	United States	86,500	6,870,695

Total Convertible Preferred Stocks (Cost $297,580,074)			168,199,773

[d]Equity-Linked Securities 1.2%
Consumer Discretionary 0.1%
Retail Ventures Inc. into DSW Inc., 6.625%	United States	49,330	1,029,764
[b,c]Morgan Stanley into Comcast Corp., 10.00%, 144A	United States	400,000	6,427,800

			7,457,564

Energy 0.4%
[c]The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%, 144A	United States	525,000	20,128,888

Information Technology 0.1%
[b,c]The Goldman Sachs Group Inc. into Intel Corp., 10.00%, 144A	United States	350,000	5,861,345

Materials 0.6%
[c]The Goldman Sachs Group Inc. into Barrick Gold Corp., 12.5%, 144A	United States	1,000,000	37,839,500

Total Equity-Linked Securities (Cost $75,022,225)			71,287,297

Preferred Stocks 0.3%
Financials 0.3%
[b]Fannie Mae, 6.75%, pfd.	United States	500,000	600,000
[b]Fannie Mae, 7.625%, pfd., R	United States	800,000	880,000
[b]Fannie Mae, 8.25%, pfd.	United States	851,500	1,141,010
[b]Freddie Mac, 8.375%, pfd., Z	United States	1,549,200	1,890,024
[c]Preferred Blocker Inc., 9.00%, pfd., 144A	United States	36,265	15,598,483

Total Preferred Stocks (Cost $105,391,575)			20,109,517

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[e]	Value
[f,g]Senior Floating Rate Interests 5.8%
Consumer Discretionary 1.3%
Clear Channel Communications Inc., Term Loan B, 3.958%, 11/13/15	United States	88,500,000	$53,468,780
Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	7,552,098	6,268,241
[h]Idearc Inc., Term Loan A, 5.75%, 11/17/13	United States	7,766,201	3,333,921
Jarden Corp., Term Loan B-3, 3.098%, 1/24/12	United States	20,291,680	19,644,883

			82,715,825

Health Care 0.4%
Bausch and Lomb Inc.,
[i]Delayed Draw Term Loan, 3.25% - 3.848%, 4/28/15	United States	1,320,000	1,215,107
Parent Term Loan, 3.848%, 4/28/15	United States	6,934,400	6,383,365
HCA Inc.,
Term Loan A-1, 2.348%, 11/19/12	United States	17,242,678	15,701,614
Term Loan B-1, 2.848%, 11/18/13	United States	4,269,648	3,864,032

			27,164,118

Industrials 0.9%
Allison Transmission Inc., Term Loan B, 3.07% - 3.08%, 8/07/14	United States	29,011,639	23,141,975
Ceva Group PLC,
Dollar Pre-Refunded L/C Commitment, 3.598%, 8/01/12	United States	2,105,263	1,445,615
EGL Term Loans, 3.31%, 8/01/12	United States	17,536,842	12,305,023
U.S. Investigations Services Inc., Term Loan B, 3.359%, 2/21/15	United States	19,649,123	17,340,351

			54,232,964

Information Technology 1.9%
First Data Corp.,
Term Loan B-2, 3.06% - 3.065%, 9/24/14	United States	54,037,500	40,663,219
Term Loan B-3, 3.06% - 3.065%, 9/24/14	United States	22,629,511	17,007,503
Freescale Semiconductor Inc.,
Incremental Term Loan, 12.50%, 12/15/14	United States	60,788,333	53,645,704
Term Loan, 2.07%, 12/01/13	United States	3,283,399	2,418,223

			113,734,649

Materials 0.4%
Novelis Corp., U.S Term Loan, 2.31% - 2.60%, 7/07/14	United States	26,584,880	23,339,318

Utilities 0.9%
Texas Competitive Electric Holdings Co. LLC,
Term Loan B-2, 3.81% - 3.821%, 10/10/14	United States	52,296,173	37,499,651
Term Loan B-3, 3.81% - 3.821%, 10/10/14	United States	24,562,500	17,608,242

			55,107,893

Total Senior Floating Rate Interests (Cost $490,045,572)			356,294,767

Corporate Bonds 57.3%
Consumer Discretionary 13.7%
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	65,000,000	64,675,000
CBS Corp., senior note, 8.875%, 5/15/19	United States	10,000,000	9,761,790
[h,j]CCH I Holdings LLC, senior note,
13.50%, 1/15/14	United States	60,000,000	825,000
11.75%, 5/15/14	United States	63,000,000	708,750
[h,j]CCH I LLC, senior secured note, 11.00%, 10/01/15	United States	113,000,000	14,125,000
[h,j]CCH II LLC, senior note, 10.25%, 9/15/10	United States	58,400,000	61,904,000
[h,j]CCO Holdings LLC, senior note, 8.75%, 11/15/13	United States	30,000,000	28,650,000
[c]Cinemark USA Inc., senior note, 144A, 8.625%, 6/15/19	United States	5,000,000	4,962,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[e]	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
[h,j]Dex Media Inc.,
senior disc. note, 9.00%, 11/15/13	United States	35,000,000	$5,425,000
senior note, B, 8.00%, 11/15/13	United States	25,800,000	3,999,000
[h,j]Dex Media West Finance,
senior note, B, 8.50%, 8/15/10	United States	42,675,000	30,939,375
senior sub. note, 9.875%, 8/15/13	United States	51,296,000	7,950,880
DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16	United States	40,000,000	39,100,000
Dollar General Corp.,
senior note, 10.625%, 7/15/15	United States	65,000,000	70,525,000
[k]senior sub. note, PIK, 11.875%, 7/15/17	United States	26,500,000	28,752,500
EchoStar DBS Corp., senior note,
6.375%, 10/01/11	United States	2,750,000	2,674,375
7.75%, 5/31/15	United States	25,000,000	23,937,500
7.125%, 2/01/16	United States	27,500,000	25,781,250
Ford Motor Credit Co. LLC, 7.875%, 6/15/10	United States	55,000,000	52,253,905
7.375%, 2/01/11	United States	50,000,000	45,280,850
8.00%, 6/01/14	United States	25,000,000	20,254,850
senior note, 9.75%, 9/15/10	United States	19,500,000	18,684,023
senior note, 9.875%, 8/10/11	United States	22,000,000	20,363,244
senior note, 7.25%, 10/25/11	United States	12,000,000	10,385,220
senior note, 12.00%, 5/15/15	United States	15,000,000	14,250,000
[h]General Motors Corp., senior deb., 8.25%, 7/15/23	United States	25,000,000	3,187,500
[c]Harrah’s Operating Escrow, senior secured note, 144A, 11.25%, 6/01/17	United States	10,000,000	9,500,000
Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14	United States	16,635,000	15,054,675
[c]144A, 9.00%, 5/15/17	United States	12,900,000	12,351,750
M, 7.00%, 8/15/12	United States	3,000,000	2,910,000
O, 6.375%, 3/15/15	United States	15,000,000	13,050,000
Q, 6.75%, 6/01/16	United States	30,000,000	26,175,000
Jarden Corp., senior note, 8.00%, 5/01/16	United States	3,600,000	3,447,000
KB Home, senior note, 6.375%, 8/15/11	United States	5,000,000	4,850,000
5.75%, 2/01/14	United States	6,500,000	5,720,000
6.25%, 6/15/15	United States	9,500,000	8,170,000
7.25%, 6/15/18	United States	10,600,000	9,169,000
[c]Lamar Media Corp., senior note, 144A, 9.75%, 4/01/14	United States	8,700,000	9,037,125
[c]Limited Brands Inc., senior note, 144A, 8.50%, 6/15/19	United States	5,000,000	4,798,275
MGM MIRAGE,
senior note, 8.50%, 9/15/10	United States	3,223,000	2,940,988
senior note, 6.75%, 4/01/13	United States	10,000,000	6,700,000
[c]senior secured note, 144A, 13.00%, 11/15/13	United States	15,000,000	16,500,000
[h]R.H. Donnelley Corp., senior disc. note, A-1, 6.875%, 1/15/13	United States	30,000,000	1,687,500
senior disc. note, A-2, 6.875%, 1/15/13	United States	70,125,000	3,944,531
senior note, 6.875%, 1/15/13	United States	11,089,000	623,756
senior note, 8.875%, 10/15/17	United States	83,000,000	4,668,750
senior note, A-3, 8.875%, 1/15/16	United States	125,000,000	7,031,250
[c]Univision Communications Inc.,
[k]senior note, 144A, PIK, 10.50%, 3/15/15	United States	40,000,000	23,500,000
[l]senior secured note, 144A, 12.00%, 7/01/14	United States	2,600,000	2,580,500
Visant Holding Corp., senior note, 8.75%, 12/01/13	United States	17,000,000	16,787,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[e]	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
[c]Wendy’s/Arby’s Group Inc., senior note, 144A, 10.00%, 7/15/16	United States	6,000,000	$5,767,500
Wyndham Worldwide Corp., senior note, 9.875%, 5/01/14	United States	15,000,000	14,969,820

			841,291,432

Consumer Staples 1.5%
Altria Group Inc., senior note,
8.50%, 11/10/13	United States	20,000,000	22,763,820
9.70%, 11/10/18	United States	17,000,000	19,520,471
[c]Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14	United States	15,000,000	16,148,655
[c]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	11,000,000	10,450,000
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	9,800,000	9,555,000
[c]Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14	United States	12,000,000	13,080,000

			91,517,946

Energy 9.5%
[l]Bill Barrett Corp., senior note, 9.875%, 7/17/16	United States	1,700,000	1,617,924
Callon Petroleum Co., senior note, 9.75%, 12/08/10	United States	20,869,000	8,034,565
Chesapeake Energy Corp., senior note, 7.625%, 7/15/13	United States	15,000,000	14,325,000
9.50%, 2/15/15	United States	30,000,000	30,375,000
6.50%, 8/15/17	United States	29,000,000	24,505,000
6.25%, 1/15/18	United States	20,000,000	16,700,000
7.25%, 12/15/18	United States	28,000,000	24,500,000
El Paso Corp., senior note,
12.00%, 12/12/13	United States	2,000,000	2,210,000
8.25%, 2/15/16	United States	14,000,000	13,685,000
7.25%, 4/01/18	United States	9,000,000	8,354,565
MTN, 7.75%, 1/15/32	United States	22,000,000	18,005,020
[c]Forest Oil Corp., senior note, 144A, 8.50%, 2/15/14	United States	11,000,000	10,862,500
[c]Holly Corp., senior note, 144A, 9.875%, 6/15/17	United States	10,000,000	9,750,000
Mariner Energy Inc.,
senior note, 7.50%, 4/15/13	United States	10,000,000	9,150,000
senior sub. note, 11.75%, 6/30/16	United States	7,000,000	6,991,250
Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16	United States	18,200,000	16,516,500
OPTI Canada Inc., senior note, 7.875%, 12/15/14	Canada	7,500,000	4,893,750
Petrohawk Energy Corp., senior note,
7.875%, 6/01/15	United States	23,000,000	21,390,000
[c]144A, 10.50%, 8/01/14	United States	20,200,000	20,755,500
[c]Petroplus Finance Ltd., senior note, 144A,
6.75%, 5/01/14	Switzerland	3,000,000	2,610,000
7.00%, 5/01/17	Switzerland	19,000,000	15,865,000
Pioneer Natural Resources Co., 6.65%, 3/15/17	United States	5,000,000	4,401,265
senior bond, 6.875%, 5/01/18	United States	18,165,000	15,913,903
Plains Exploration & Production Co., senior note, 7.75%, 6/15/15	United States	15,000,000	14,100,000
10.00%, 3/01/16	United States	10,000,000	10,325,000
Pride International Inc., senior note, 8.50%, 6/15/19	United States	10,000,000	9,925,000
Quicksilver Resources Inc., senior note, 11.75%, 1/01/16	United States	7,800,000	8,112,000
Range Resources Corp., senior sub. note, 8.00%, 5/15/19	United States	10,000,000	9,887,500
Sabine Pass LNG LP, senior secured note, 7.25%, 11/30/13	United States	10,000,000	8,525,000
7.50%, 11/30/16	United States	40,000,000	32,500,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[e]	Value
Corporate Bonds (continued)
Energy (continued)
[c]SandRidge Energy Inc., senior note, 144A, 9.875%, 5/15/16	United States	12,200,000	$11,834,000
8.00%, 6/01/18	United States	6,000,000	5,160,000
Sesi LLC, senior note, 6.875%, 6/01/14	United States	18,500,000	16,881,250
Tesoro Corp., senior note, 9.75%, 6/01/19	United States	10,400,000	10,322,000
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	20,000,000	22,817,620
[c]W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14	United States	40,000,000	31,000,000
Weatherford International Ltd., senior bond, 9.875%, 3/01/39	United States	10,000,000	12,185,955
senior note, 9.625%, 3/01/19	United States	5,000,000	5,891,655
[c]Western Refining Inc., [f]senior note, 144A, FRN, 10.75%, 6/15/14	United States	5,000,000	4,506,250
senior secured note, 144A, 11.25%, 6/15/17	United States	5,000,000	4,462,500
[c]The Williams Cos. Inc., senior note, 144A, 8.75%, 1/15/20	United States	9,000,000	9,398,682
[c]Woodside Finance Ltd., 144A, 8.75%, 3/01/19	Australia	20,000,000	21,983,800
senior note, 144A, 8.125%, 3/01/14	Australia	27,500,000	29,636,640

			580,866,594

Financials 7.8%
Aflac Inc., senior note, 8.50%, 5/15/19	United States	25,000,000	26,758,300
American Express Co., senior note, 7.00%, 3/19/18	United States	10,000,000	9,725,910
American Express Credit Corp., senior note, C, 7.30%, 8/20/13	United States	20,000,000	20,858,284
[m]Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual	United States	5,000,000	4,182,200
[c]CB Richard Ellis Services Inc., senior sub. note, 144A, 11.625%, 6/15/17	United States	5,000,000	4,987,500
Duke Realty LP, senior note, 5.625%, 8/15/11	United States	4,000,000	3,831,608
5.95%, 2/15/17	United States	1,950,000	1,534,194
[c]GMAC LLC, senior note, 144A, 7.75%, 1/19/10	United States	23,000,000	22,252,500
7.25%, 3/02/11	United States	7,650,000	7,076,250
6.875%, 9/15/11	United States	70,000,000	61,950,000
6.875%, 8/28/12	United States	10,094,000	8,529,430
6.75%, 12/01/14	United States	15,479,000	12,305,805
The Goldman Sachs Group Inc., senior note, 7.50%, 2/15/19	United States	10,000,000	10,726,190
HCP Inc., senior note, 6.70%, 1/30/18	United States	6,500,000	5,683,900
iStar Financial Inc., 8.625%, 6/01/13	United States	46,500,000	24,196,647
senior note, 5.15%, 3/01/12	United States	20,000,000	10,105,300
[c]senior secured note, 144A, 10.00%, 6/15/14	United States	5,500,000	4,073,597
[m]JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual	United States	110,000,000	96,528,300
[c,f]Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%, 6/15/88	United States	25,000,000	18,030,125
Merrill Lynch & Co. Inc., 6.875%, 4/25/18	United States	5,000,000	4,635,190
Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13	United States	35,000,000	35,491,225
Simon Property Group LP, senior note, 10.35%, 4/01/19	United States	25,000,000	28,064,078
[m]Wells Fargo Capital XIII, pfd., 7.70%, Perpetual	United States	5,600,000	4,651,556
[m]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	55,000,000	53,257,435

			479,435,524

Health Care 6.8%
Community Health Systems Inc., senior sub. note, 8.875%, 7/15/15	United States	55,000,000	54,175,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[e]	Value
Corporate Bonds (continued)
Health Care (continued)
DaVita Inc.,
senior note, 6.625%, 3/15/13	United States	15,205,000	$14,406,738
senior sub. note, 7.25%, 3/15/15	United States	19,500,000	18,427,500
HCA Inc.,
6.75%, 7/15/13	United States	2,000,000	1,770,000
6.375%, 1/15/15	United States	5,000,000	4,087,500
senior note, 6.50%, 2/15/16	United States	20,000,000	16,250,000
senior secured note, 9.25%, 11/15/16	United States	20,000,000	19,750,000
[c]senior secured note, 144A, 8.50%, 4/15/19	United States	27,500,000	27,087,500
[k]senior secured note, PIK, 9.625%, 11/15/16	United States	12,622,000	12,527,335
Tenet Healthcare Corp., senior note,
7.375%, 2/01/13	United States	65,000,000	58,825,000
[c]144A, 9.00%, 05/01/15	United States	50,000,000	50,625,000
[c]144A, 10.00%, 5/01/18	United States	46,250,000	48,793,750
[f]FRN, 9.25%, 2/01/15	United States	53,500,000	49,220,000
[f,k]US Oncology Holdings Inc., senior note, PIK, FRN, 6.904%, 3/15/12	United States	22,382,000	18,968,745
[c]US Oncology Inc., senior secured note, 144A, 9.125%, 8/15/17	United States	11,900,000	11,870,250
Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to 10/01/09, 11.25% thereafter, 10/01/15	United States	7,200,000	7,056,000

			413,840,318

Industrials 4.5%
Allied Waste North America Inc.,
senior note, B, 7.375%, 4/15/14	United States	22,500,000	22,972,882
senior note, B, 7.125%, 5/15/16	United States	20,000,000	20,127,060
senior secured note, 6.125%, 2/15/14	United States	22,445,000	22,691,985
Browning-Ferris Industries Inc., 7.40%, 9/15/35	United States	4,500,000	4,222,696
[c]Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14	United Kingdom	25,000,000	17,125,000
Hertz Corp.,
senior note, 8.875%, 1/01/14	United States	48,000,000	44,400,000
senior sub. note, 10.50%, 1/01/16	United States	15,000,000	13,425,000
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	9,700,000	10,636,700
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	20,000,000	16,900,000
JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12	United States	23,000,000	22,942,500
Nortek Inc., senior note, 10.00%, 12/01/13	United States	4,800,000	3,876,000
RBS Global & Rexnord Corp.,
[c]144A, 9.50%, 8/01/14	United States	22,560,000	19,401,600
senior note, 9.50%, 8/01/14	United States	13,000,000	11,180,000
senior sub. note, 11.75%, 8/01/16	United States	13,500,000	10,023,750
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	45,000,000	34,818,750

			274,743,923

Information Technology 2.2%
Ceridian Corp., senior note, 11.50%, 11/15/15	United States	25,000,000	21,031,250
First Data Corp., senior note, 9.875%, 9/24/15	United States	43,000,000	30,745,000
Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14	Singapore	10,000,000	9,400,000
Freescale Semiconductor Inc., senior note,
8.875%, 12/15/14	United States	3,000,000	1,530,000
10.125%, 12/15/16	United States	18,789,000	6,482,205
Lucent Technologies Inc., 6.45%, 3/15/29	United States	4,100,000	2,347,250
[h]Nortel Networks Ltd., senior note, 10.75%, 7/15/16	Canada	16,800,000	5,880,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[e]		Value
Corporate Bonds (continued)
Information Technology (continued)
Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13	United States	22,000,000		$17,160,000
8.125%, 3/01/16	United States	18,100,000		13,280,875
SunGard Data Systems Inc., senior note, 9.125%, 8/15/13	United States	8,100,000		7,695,000
[c]senior note, 144A, 10.625%, 5/15/15	United States	7,500,000		7,387,500
senior sub. note, 10.25%, 8/15/15	United States	14,500,000		13,466,875

				136,405,955

Materials 3.2%
[c]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	29,000,000		31,531,555
ArcelorMittal, senior note, 9.85%, 6/01/19	Luxembourg	15,000,000		16,212,045
Freeport-McMoRan Copper & Gold Inc., senior note, 8.25%, 4/01/15	United States	5,000,000		5,055,700
senior note, 8.375%, 4/01/17	United States	10,000,000		10,089,180
senior secured note, 6.875%, 2/01/14	United States	11,500,000		11,798,954
[c]Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%, 2/15/16	United Kingdom	25,000,000	EUR	11,483,788
[c]Nalco Co., senior note, 144A, 8.25%, 5/15/17	United States	5,500,000		5,555,000
Nalco Finance Holdings, senior note, 9.00%, 2/01/14	United States	36,829,000		36,276,565
NewPage Corp., senior secured note, 10.00%, 5/01/12	United States	13,000,000		6,305,000
Rio Tinto Finance USA Ltd., senior note, 8.95%, 5/01/14	Australia	20,000,000		22,253,880
9.00%, 5/01/19	Australia	15,000,000		16,698,090
[c]Teck Resources Ltd., senior secured note, 144A, 9.75%, 5/15/14	Canada	11,700,000		12,121,153
10.75%, 5/15/19	Canada	10,900,000		11,735,551

				197,116,461

Telecommunication Services 0.8%
[c]CC Holdings GS V LLC, senior secured note, 144A, 7.75%, 5/01/17	United States	10,800,000		10,584,000
Crown Castle International Corp., senior note, 9.00%, 1/15/15	United States	16,600,000		16,973,500
[c]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	12,000,000		10,020,000
[c]Qwest Corp., senior note, 144A, 8.375%, 5/01/16	United States	9,300,000		9,021,000

				46,598,500

Utilities 7.3%
Ameren Corp., senior note, 8.875%, 5/15/14	United States	17,100,000		17,672,371
Arizona Public Service Co., senior note, 8.75%, 3/01/19	United States	12,500,000		13,649,275
[c]Calpine Construction Finance, senior secured note, 144A, 8.00%, 6/01/16	United States	20,000,000		19,250,000
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	14,400,000		14,638,896
Dynegy Holdings Inc., senior note, 6.875%, 4/01/11	United States	53,000,000		51,277,500
8.75%, 2/15/12	United States	50,985,000		49,710,375
7.50%, 6/01/15	United States	8,460,000		7,095,825
8.375%, 5/01/16	United States	57,500,000		49,018,750
7.75%, 6/01/19	United States	3,000,000		2,351,250
Energy Future Holdings Corp., senior note, 10.875%, 11/01/17	United States	37,500,000		27,562,500
P, 5.55%, 11/15/14	United States	26,000,000		16,552,406
[k]PIK, 12.00%, 11/01/17	United States	51,728,000		31,812,720
Illinois Power Co., senior secured note, 9.75%, 11/15/18	United States	10,000,000		11,529,910
[c]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	7,500,000		7,143,750
Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18	United States	14,500,000		14,097,321

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[e]	Value
Corporate Bonds (continued)
Utilities (continued)
Reliant Energy Inc., senior note, 7.625%, 6/15/14	United States	19,500,000	$17,940,000
7.875%, 6/15/17	United States	17,500,000	15,750,000
Sempra Energy, senior note, 8.90%, 11/15/13	United States	10,000,000	11,187,790
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	70,200,000	44,050,500
B, 10.25%, 11/01/15	United States	10,800,000	6,777,000
[k]PIK, 10.50%, 11/01/16	United States	31,687,500	14,734,687

			443,802,826

Total Corporate Bonds (Cost $3,993,382,075)			3,505,619,479

Convertible Bonds 2.3%
Consumer Discretionary 0.3%
[c]Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24	United States	17,390,000	16,890,038

Financials 1.0%
[c]Duke Realty LP, cvt., senior note, 144A, 3.75%, 12/01/11	United States	13,295,000	11,616,506
[f]iStar Financial Inc., cvt., senior note, FRN, 1.708%, 10/01/12	United States	40,000,000	15,328,000
Vornado Realty Trust, cvt., senior bond, 3.625%, 11/15/26	United States	12,000,000	10,920,000
2.85%, 4/01/27	United States	27,000,000	23,625,000

			61,489,506

Health Care 0.3%
[c]Mylan Inc., cvt., 144A, 3.75%, 9/15/15	United States	20,000,000	22,475,000

Information Technology 0.5%
[c]Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%, 8/15/12	United States	50,000,000	31,000,000

Utilities 0.2%
CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29	United States	10,000,000	10,450,000

Total Convertible Bonds (Cost $167,675,629)			142,304,544

Total Investments before Short Term Investments (Cost $6,953,309,339)			5,809,674,141

Short Term Investments (Cost $243,053,714) 4.0%
Repurchase Agreements 4.0%
[n]Joint Repurchase Agreement, 0.023%, 7/01/09 (Maturity Value $243,053,871)	United States	243,053,714	243,053,714
Banc of America Securities LLC (Maturity Value $20,953,674)
Barclays Capital Inc. (Maturity Value $19,206,117)
BNP Paribas Securities Corp. (Maturity Value $69,841,530)
Credit Suisse Securities (USA) LLC (Maturity Value $69,841,530)
Deutsche Bank Securities Inc. (Maturity Value $24,796,356)
HSBC Securities (USA) Inc. (Maturity Value $20,953,674)
UBS Securities LLC (Maturity Value $17,460,990)

Collateralized by U.S. Government Agency Securities, 0.58% - 7.25%, 1/15/10 - 6/27/16; [o]U.S. Government Agency Discount Notes, 12/31/09; [o]U.S. Treasury Bills, 8/13/09; and U.S. Treasury Notes, 1.375% - 1.50%, 3/15/12 - 12/31/13.

Total Investments (Cost $7,196,363,053) 98.9%			6,052,727,855
Other Assets, less Liabilities 1.1%			68,218,255

Net Assets 100.0%			$6,120,946,110

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

See Abbreviations on page FI-35.

aRounds to less than 0.1% of net assets.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the aggregate value of these securities was $954,767,841, representing 15.60% of net assets.

dSee Note 1(f) regarding equity-linked securities.

eThe principal amount is stated in U.S. dollars unless otherwise indicated.

fThe coupon rate shown represents the rate at period end.

gSee Note 1(g) regarding senior floating rate interests.

hSee Note 7 regarding defaulted securities.

iSee Note 8 regarding unfunded loan commitments.

jSee Note 9 regarding other considerations.

kIncome may be received in additional securities and/or cash.

lSecurities purchased on a when-issued basis. See Note 1(d).

mPerpetual security with no stated maturity date.

nSee Note 1(c) regarding joint repurchase agreement.

oThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$6,953,309,339
Cost - Repurchase agreements	243,053,714

Total cost of investments	$7,196,363,053

Value - Unaffiliated issuers	$5,809,674,141
Value - Repurchase agreements	243,053,714

Total value of investments	6,052,727,855
Cash	1,536,690
Foreign currency, at value (cost and $1,212,945)	1,382,115
Receivables:
Investment securities sold	3,300,212
Capital shares sold	2,322,255
Dividends and interest	81,927,696
Other assets	7,775

Total assets	6,143,204,598

Liabilities:
Payables:
Investment securities purchased	9,887,925
Capital shares redeemed	7,172,122
Affiliates	4,563,108
Unrealized depreciation on unfunded loan commitments (Note 8)	34,020
Accrued expenses and other liabilities	601,313

Total liabilities	22,258,488

Net assets, at value	$6,120,946,110

Net assets consist of:
Paid-in capital	$8,161,822,088
Undistributed net investment income	193,157,935
Net unrealized appreciation (depreciation)	(1,143,435,384)
Accumulated net realized gain (loss)	(1,090,598,529)

Net assets, at value	$6,120,946,110

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Franklin Income Securities Fund
Class 1:
Net assets, at value	$567,829,155

Shares outstanding	47,352,130

Net asset value and maximum offering price per share	$11.99

Class 2:
Net assets, at value	$5,315,992,415

Shares outstanding	452,362,320

Net asset value and maximum offering price per share	$11.75

Class 4:
Net assets, at value	$237,124,540

Shares outstanding	19,866,994

Net asset value and maximum offering price per share	$11.94

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2009 (unaudited)

Franklin Income Securities Fund
Investment income:
Dividends	$38,908,718
Interest	179,060,333

Total investment income	217,969,051

Expenses:
Management fees (Note 3a)	12,402,733
Distribution fees: (Note 3c)
Class 2	6,030,663
Class 4	307,073
Unaffiliated transfer agent fees	1,695
Custodian fees (Note 4)	54,063
Reports to shareholders	304,617
Professional fees	71,141
Trustees’ fees and expenses	17,108
Other	119,874

Total expenses	19,308,967
Expense reductions (Note 4)	(757)

Net expenses	19,308,210

Net investment income	198,660,841

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(414,575,388)
Foreign currency transactions	(169,000)

Net realized gain (loss)	(414,744,388)

Net change in unrealized appreciation (depreciation) on:
Investments	921,983,764
Translation of other assets and liabilities denominated in foreign currencies	217,728

Net change in unrealized appreciation (depreciation)	922,201,492

Net realized and unrealized gain (loss)	507,457,104

Net increase (decrease) in net assets resulting from operations	$706,117,945

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Income Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$198,660,841	$497,775,375
Net realized gain (loss) from investments and foreign currency transactions	(414,744,388)	(630,979,497)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	922,201,492	(2,290,757,956)

Net increase (decrease) in net assets resulting from operations	706,117,945	(2,423,962,078)

Distributions to shareholders from:
Net investment income:
Class 1	(46,648,798)	(24,795,329)
Class 2	(437,720,445)	(360,749,953)
Class 4	(19,056,945)	(836,031)
Net realized gains:
Class 1	—	(9,933,051)
Class 2	—	(151,054,226)
Class 4	—	(334,915)

Total distributions to shareholders	(503,426,188)	(547,703,505)

Capital share transactions: (Note 2)
Class 1	118,116,965	177,883,831
Class 2	193,067,976	262,081,415
Class 4	93,882,951	159,890,193

Total capital share transactions	405,067,892	599,855,439

Net increase (decrease) in net assets	607,759,649	(2,371,810,144)
Net assets:
Beginning of period	5,513,186,461	7,884,996,605

End of period	$6,120,946,110	$5,513,186,461

Undistributed net investment income included in net assets:
End of period	$193,157,935	$497,923,282

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Security Valuation (continued)

movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2009. The joint repurchase agreement is valued at cost.

d. Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

g. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	10,177,153	$119,338,379	17,900,721	$257,601,912
Shares issued in reinvestment of distributions	3,884,163	46,648,798	2,143,727	34,728,380
Shares redeemed	(4,304,852)	(47,870,212)	(8,303,783)	(114,446,461)

Net increase (decrease)	9,756,464	$118,116,965	11,740,665	$177,883,831

Class 2 Shares:
Shares sold	14,834,859	$170,834,671	51,438,684	$783,774,483
Shares issued in reinvestment of distributions	37,189,503	437,720,445	32,188,942	511,804,179
Shares redeemed	(37,417,399)	(415,487,140)	(75,101,550)	(1,033,497,247)

Net increase (decrease)	14,606,963	$193,067,976	8,526,076	$262,081,415

Class 4 Shares:
Shares sold	6,996,216	$80,732,389	11,763,342	$159,393,310
Shares issued on reinvestment of distributions	1,593,390	19,056,945	72,348	1,170,589
Shares redeemed	(503,485)	(5,906,383)	(54,817)	(673,706)

Net increase (decrease)	8,086,121	$93,882,951	11,780,873	$159,890,193

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $524,982,657 expiring in 2016.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $147,985,128 and 117,987, respectively.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

5. INCOME TAXES (continued)

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$7,208,070,125

Unrealized appreciation	$305,515,530
Unrealized depreciation	(1,460,857,800)

Net unrealized appreciation (depreciation)	$(1,155,342,270)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, payments-in-kind, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $1,484,519,667 and $1,014,634,539, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2009, the Fund had 52.79% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2009, the aggregate value of these securities was $184,884,213, representing 3.02% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2009, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Bausch & Lomb Inc., Delayed Draw Term Loan	$440,000

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

9. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund’s Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors’ committees which, pursuant to the Fund’s policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

10. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $3,524 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30 , 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments:[a]
Consumer Discretionary	$15,224,642	$7,457,564	$—	$22,682,206
Energy	146,421,789	55,225,388	—	201,647,177
Financials	406,226,465	18,519,597	—	424,746,062
Information Technology	88,875,000	5,861,345	—	94,736,345
Materials	53,914,505	37,839,500	—	91,754,005
All other Equity Investments[b]	969,889,556	—	—	969,889,556
Senior Floating Rate Interests	—	356,294,767	—	356,294,767
Corporate Bonds	—	3,505,619,479	—	3,505,619,479
Convertible Bonds	—	142,304,544	—	142,304,544
Short Term Investments	—	243,053,714	—	243,053,714

Total Investments in Securities	$1,680,551,957	$4,372,175,898	$—	$6,052,727,855

Liabilities:
Unfunded Loan Commitments	—	34,020	—	34,020

aIncludes common and preferred stock as well as other equity investments.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

11. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Beginning Balance	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out) of Level 3	Ending Balance	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets
Equity Investments:
Financials	$12,874,075	$—	$—	$—	$(12,874,075)	$—	$—

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency EUR - Euro	Selected Portfolio FRN - Floating Rate Note L/C - Letter of Credit MTN - Medium Term Note PIK - Payment-In-Kind

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

We are pleased to bring you Franklin Large Cap Growth Securities Fund’s semiannual report for the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Large Cap Growth Securities Fund – Class 1 delivered a total return of +8.66% for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Growth Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Large Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities. For this Fund, large capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its primary benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a +3.16% total return.2 The Fund underperformed its secondary benchmark, the Russell 1000 Growth Index, which had a total return of +11.53% for the same period.2

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Although home sales fell for most of the period, they edged higher toward period-end. The pace of contraction in manufacturing activity decelerated. However, jobless claims mounted and the unemployment rate rose from 7.2% at the beginning of the year to 9.5% in June 2009, its highest rate since August 1983.3 Retail sales shrank from year-ago levels, and in February The Conference Board’s Consumer Confidence Index dropped to the lowest level since it began in 1967 before rebounding in the second quarter on improved expectations. Reflecting a broad-based contraction in consumer spending, falling corporate profits, slowing exports and reduced government spending, economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.4 Prices for most other commodities followed similar trends. Partially as a

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: New York Mercantile Exchange.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. By having substantial investments in particular sectors from time to time, such as the technology sector (including health care technology, electronic technology and technology services), which has been among the market’s most volatile sectors, as well as the communications and financial services sectors, the Fund may be at greater risk from adverse developments in a sector than a fund that invests more broadly. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

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result of reduced consumer spending and the late-2008 downward trajectory for energy prices, deflationary pressures surfaced. June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.3 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.3

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans — including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal. The government also introduced various new measures to shore up financial markets and enhance market liquidity, proposed a sweeping financial regulatory system overhaul, and outlined details of its Public-Private Investment Program, with an objective of removing devalued real estate-related assets from banks’ balance sheets.

Most stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader S&P 500 posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.2 Information technology, consumer discretionary and materials stocks posted the largest gains while industrials, telecommunication services and financials stocks generally fell in value.

Investment Strategy

We are research-driven, fundamental investors pursuing a bottom-up strategy. As such, we focus primarily on individual securities that present, in our opinion, the best trade-off between potential return and risk. We seek out companies trading at the greatest discount to our estimates of their fair worth, with worth most often being a function of future growth potential. In making these judgments, we also take into account

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risks and uncertainties that are inherent to our growth and worth estimates. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or cash flow. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, or strong management are all factors we believe may contribute to future cash flow and earnings growth potential.

Manager’s Discussion

Looking back on the key factors impacting the Fund’s return during the period under review, we would like to remind shareholders that our investment strategy is primarily bottom up and driven by individual stock selection. However, we recognize that a sector-based discussion can be a helpful way to organize a portfolio review of key performance drivers.

The Fund’s performance relative to the S&P 500 was helped by stock selection in the health care sector. In particular, biotechnology company Genentech5 (no longer held by period-end), health care product developer Schering-Plough and diagnostic-device manufacturer Celgene contributed to relative results. The Fund’s performance was also aided by an underweighted allocation and stock selection in the industrials sector, where positions in diversified manufacturer General Electric, aerospace manufacturer Boeing and aerospace-equipment manufacturer Precision Castparts helped relative results. Stock selection in the consumer staples sector yielded positive results as well. Significant relative contributors included household goods producer Procter & Gamble, beverage company Hansen Natural5 (no longer held by period-end) and pharmacy giant Walgreen.

Other key contributors included technology hardware and equipment manufacturers QUALCOMM, Dell and International Business Machines.

From a sector perspective, the Fund’s performance relative to the S&P 500 was hurt by our underweighting of the consumer discretionary sector. The Fund’s underweighted allocation and stock selection in the materials sector also detracted from performance. Detractors from this sector included gold producer Harmony Gold Mining5 and precious metals producer Gold Fields.5 The Fund’s relative performance

5. This holding is not an index component.

Top 10 Holdings

Franklin Large Cap Growth Securities Fund 6/30/09

Company Sector/Industry	% of Total Net Assets
Schering-Plough Corp.	4.3%
Health Care
Exxon Mobil Corp.	3.6%
Energy
International Business Machines Corp.	3.3%
Information Technology
Microsoft Corp.	2.9%
Information Technology
Wal-Mart Stores Inc.	2.8%
Consumer Staples
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.4%
Health Care
Exelon Corp.	2.2%
Utilities
Abbot Laboratories	2.1%
Health Care
JPMorgan Chase & Co.	2.0%
Financials
CVS Caremark Corp.	1.9%
Consumer Staples

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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also suffered due to stock selection in the financials sector, where positions in common shares of financial services firm Bank of America (sold by period-end), conglomerate holding company Berkshire Hathaway and financial services firm JPMorgan Chase hindered results.

Other key detractors included public utility company Allegheny Energy, pharmaceutical producer Roche Holding5 and oil and gas producer Conoco Phillips.

Thank you for your participation in Franklin Large Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Large Cap Growth Securities Fund Class 1

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,086.60	$4.14
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.80%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.66	$17.51	$16.70	$15.17	$15.08	$14.01

Income from investment operations[a]:
Net investment income[b]	0.06	0.17	0.21	0.17	0.17	0.13
Net realized and unrealized gains (losses)	0.86	(5.82)	0.89	1.51	0.02	1.02

Total from investment operations	0.92	(5.65)	1.10	1.68	0.19	1.15

Less distributions from:
Net investment income	(0.20)	(0.24)	(0.16)	(0.15)	(0.10)	(0.08)
Net realized gains	—	(0.96)	(0.13)	—	—	—

Total distributions	(0.20)	(1.20)	(0.29)	(0.15)	(0.10)	(0.08)

Net asset value, end of period	$11.38	$10.66	$17.51	$16.70	$15.17	$15.08

Total return[c]	8.66%	(34.39)%	6.53%	11.17%	1.31%	8.23%
Ratios to average net assets[d]
Expenses[e]	0.80%	0.77%	0.74%	0.76%	0.76%	0.79%
Net investment income	1.24%	1.19%	1.21%	1.11%	1.14%	0.99%

Supplemental data
Net assets, end of period (000’s)	$51,501	$51,651	$96,920	$114,929	$136,464	$169,107
Portfolio turnover rate	49.61%	66.04%	50.67%	50.97%	39.44%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.50	$17.25	$16.47	$14.97	$14.90	$13.87

Income from investment operations[a]:
Net investment income[b]	0.05	0.13	0.17	0.13	0.13	0.11
Net realized and unrealized gains (losses)	0.84	(5.73)	0.87	1.49	0.03	0.99

Total from investment operations	0.89	(5.60)	1.04	1.62	0.16	1.10

Less distributions from:
Net investment income	(0.16)	(0.19)	(0.13)	(0.12)	(0.09)	(0.07)
Net realized gains	—	(0.96)	(0.13)	—	—	—

Total distributions	(0.16)	(1.15)	(0.26)	(0.12)	(0.09)	(0.07)

Net asset value, end of period	$11.23	$10.50	$17.25	$16.47	$14.97	$14.90

Total return[c]	8.48%	(34.53)%	6.23%	10.90%	1.06%	7.93%
Ratios to average net assets[d]
Expenses[e]	1.05%	1.02%	0.99%	1.01%	1.01%	1.04%
Net investment income	0.99%	0.94%	0.96%	0.86%	0.89%	0.74%

Supplemental data
Net assets, end of period (000’s)	$335,215	$328,597	$642,351	$636,592	$510,395	$340,465
Portfolio turnover rate	49.61%	66.04%	50.67%	50.97%	39.44%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Growth Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.62	$16.05

Income from investment operations[b]:
Net investment income[c]	0.06	0.11
Net realized and unrealized gains (losses)	0.84	(4.34)

Total from investment operations	0.90	(4.23)

Less distributions from:
Net investment income	(0.16)	(0.24)
Net realized gains	—	(0.96)

Total distributions	(0.16)	(1.20)

Net asset value, end of period	$11.36	$10.62

Total return[d]	8.48%	(28.68)%
Ratios to average net assets[e]
Expenses[f]	1.15%	1.12%
Net investment income	0.89%	0.84%

Supplemental data
Net assets, end of period (000’s)	$4	$3
Portfolio turnover rate	49.61%	66.04%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks 95.0%
Consumer Discretionary 1.4%
Burger King Holdings Inc.	United States	188,100	$3,248,488
CBS Corp., B	United States	325,900	2,255,228

			5,503,716

Consumer Staples 13.6%
Altria Group Inc.	United States	130,000	2,130,700
CVS Caremark Corp.	United States	232,900	7,422,523
Diageo PLC, ADR	United Kingdom	109,200	6,251,700
PepsiCo Inc.	United States	86,600	4,759,536
Philip Morris International Inc.	United States	141,600	6,176,592
The Procter & Gamble Co.	United States	94,200	4,813,620
Safeway Inc.	United States	167,600	3,414,012
Wal-Mart Stores Inc.	United States	226,400	10,966,816
Walgreen Co.	United States	223,354	6,566,607

			52,502,106

Energy 9.7%
ConocoPhillips	United States	154,200	6,485,652
Devon Energy Corp.	United States	78,000	4,251,000
Exxon Mobil Corp.	United States	199,600	13,954,036
Marathon Oil Corp.	United States	224,200	6,755,146
[a]National Oilwell Varco Inc.	United States	68,700	2,243,742
Schlumberger Ltd.	United States	73,900	3,998,729

			37,688,305

Financials 9.7%
The Allstate Corp.	United States	178,109	4,345,860
[a]Berkshire Hathaway Inc., B	United States	1,500	4,343,595
Invesco Ltd.	United States	186,100	3,316,302
JPMorgan Chase & Co.	United States	224,140	7,645,415
State Street Corp.	United States	96,100	4,535,920
T. Rowe Price Group Inc.	United States	64,600	2,691,882
U.S. Bancorp	United States	262,527	4,704,484
Wells Fargo & Co.	United States	236,100	5,727,786

			37,311,244

Health Care 24.7%
Abbott Laboratories	United States	176,690	8,311,498
Aetna Inc.	United States	120,400	3,016,020
[a]Amgen Inc.	United States	58,000	3,070,520
Baxter International Inc.	United States	39,400	2,086,624
[a]Celgene Corp.	United States	95,500	4,568,720
[a]Covance Inc.	United States	62,600	3,079,920
[a]Express Scripts Inc.	United States	59,400	4,083,750
[a]Genzyme Corp.	United States	70,800	3,941,436
[a]Gilead Sciences Inc.	United States	83,600	3,915,824
Johnson & Johnson	United States	130,100	7,389,680
Medtronic Inc.	United States	207,100	7,225,719
Merck & Co. Inc.	United States	89,400	2,499,624
[a]Myriad Genetics Inc.	United States	90,000	3,208,500
Pharmaceutical Product Development Inc.	United States	128,820	2,991,200
Roche Holding AG, ADR	Switzerland	201,600	6,876,576
Schering-Plough Corp.	United States	662,200	16,634,464
Teva Pharmaceutical Industries Ltd., ADR	Israel	188,900	9,320,326

FLG-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Health Care (continued)
[a]Waters Corp.	United States	66,600	$3,427,902

			95,648,303

Industrials 5.3%
The Boeing Co.	United States	38,700	1,644,750
FedEx Corp.	United States	53,900	2,997,918
Flowserve Corp.	United States	32,860	2,293,957
General Electric Co.	United States	320,700	3,758,604
Pitney Bowes Inc.	United States	168,800	3,701,784
Precision Castparts Corp.	United States	37,400	2,731,322
United Technologies Corp.	United States	67,100	3,486,516

			20,614,851

Information Technology 20.8%
[a]Agilent Technologies Inc.	United States	239,900	4,872,369
[a]Apple Inc.	United States	30,200	4,301,386
[a]Cisco Systems Inc.	United States	305,300	5,690,792
[a]Dell Inc.	United States	493,500	6,775,755
[a]EMC Corp.	United States	234,800	3,075,880
[a]FLIR Systems Inc.	United States	96,200	2,170,272
[a]Google Inc., A	United States	11,900	5,016,921
Hewlett-Packard Co.	United States	180,600	6,980,190
Intel Corp.	United States	327,000	5,411,850
International Business Machines Corp.	United States	123,700	12,916,754
LogMeIn Inc.	United States	23,300	372,800
Microsoft Corp.	United States	468,800	11,143,376
[a]NetApp Inc.	United States	219,800	4,334,456
QUALCOMM Inc.	United States	158,800	7,177,760

			80,240,561

Materials 1.4%
Gold Fields Ltd., ADR	South Africa	187,400	2,258,170
[a]Harmony Gold Mining Co. Ltd., ADR	South Africa	98,329	1,014,755
Weyerhaeuser Co.	United States	73,700	2,242,691

			5,515,616

Telecommunication Services 2.5%
AT&T Inc.	United States	292,600	7,268,184
[a]NII Holdings Inc.	United States	124,550	2,375,168

			9,643,352

Utilities 5.9%
Allegheny Energy Inc.	United States	196,200	5,032,530
Constellation Energy Group	United States	162,950	4,331,211
Exelon Corp.	United States	166,980	8,551,046
Great Plains Energy Inc.	United States	47,400	737,070
NV Energy Inc.	United States	190,600	2,056,574
Public Service Enterprise Group Inc.	United States	60,100	1,961,063

			22,669,494

Total Common Stocks (Cost $329,628,354)			367,337,548

FLG-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Convertible Preferred Stocks (Cost $1,726,851) 0.7%
Financials 0.7%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	2,958	$2,472,977

Total Investments before Short Term Investments (Cost $331,355,205)			369,810,525

		Principal Amount
Short Term Investments (Cost $22,233,109) 5.7%
Repurchase Agreements 5.7%
[b]Joint Repurchase Agreement, 0.023%, 7/01/09 (Maturity Value $22,233,123)	United States	$22,233,109	22,233,109

Banc of America Securities LLC (Maturity Value $1,916,718)

Barclays Capital Inc. (Maturity Value $1,756,861)

BNP Paribas Securities Corp. (Maturity Value $6,388,688)

Credit Suisse Securities (USA) LLC (Maturity Value $6,388,688)

Deutsche Bank Securities Inc. (Maturity Value $2,268,222)

HSBC Securities (USA) Inc. (Maturity Value $1,916,718)

UBS Securities LLC (Maturity Value $1,597,228)

Collateralized by U.S. Government Agency Securities, 0.58% - 7.25%, 1/15/10 - 6/27/16;
[c]U.S. Government Agency Discount Notes, 12/31/09; [c]U.S. Treasury Bills, 8/13/09; and
      U.S. Treasury Notes, 1.375% - 1.50%, 3/15/12 - 12/31/13

Total Investments (Cost $353,588,314) 101.4%			392,043,634
Other Assets, less Liabilities (1.4)%			(5,324,065)

Net Assets 100.0%			$386,719,569

See Abbreviations on page FLG-21.

aNon-income producing.

bSee Note 1(c) regarding joint repurchase agreement.

cThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FLG-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Large Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$331,355,205
Cost - Repurchase agreements	22,233,109

Total cost of investments	$353,588,314

Value - Unaffiliated issuers	$369,810,525
Value - Repurchase agreements	22,233,109

Total value of investments	392,043,634
Receivables:
Investment securities sold	1,829,121
Capital shares sold	42,283
Dividends	393,325
Other assets	5,446

Total assets	394,313,809

Liabilities:
Payables:
Investment securities purchased	6,074,752
Capital shares redeemed	1,037,929
Affiliates	379,307
Accrued expenses and other liabilities	102,252

Total liabilities	7,594,240

Net assets, at value	$386,719,569

Net assets consist of:
Paid-in capital	$499,911,387
Undistributed net investment income	2,070,851
Net unrealized appreciation (depreciation)	38,455,320
Accumulated net realized gain (loss)	(153,717,989)

Net assets, at value	$386,719,569

Class 1:
Net assets, at value	$51,501,198

Shares outstanding	4,526,021

Net asset value and maximum offering price per share	$11.38

Class 2:
Net assets, at value	$335,214,827

Shares outstanding	29,841,027

Net asset value and maximum offering price per share	$11.23

Class 4:
Net assets, at value	$3,544

Shares outstanding	312

Net asset value and maximum offering price per share	$11.36

The accompanying notes are an integral part of these financial statements.

FLG-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin Large Cap Growth Securities Fund
Investment income:
Dividends	$3,623,480
Interest	16,796

Total investment income	3,640,276

Expenses:
Management fees (Note 3a)	1,341,587
Distribution fees: (Note 3c)
Class 2	387,051
Class 4	6
Unaffiliated transfer agent fees	370
Custodian fees (Note 4)	5,447
Reports to shareholders	53,742
Professional fees	15,079
Trustees’ fees and expenses	1,633
Other	11,620

Total expenses	1,816,535
Expense reductions (Note 4)	(54)

Net expenses	1,816,481

Net investment income	1,823,795

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(67,173,348)
Foreign currency transactions	1,623

Net realized gain (loss)	(67,171,725)

Net change in unrealized appreciation (depreciation) on investments	93,964,332

Net realized and unrealized gain (loss)	26,792,607

Net increase (decrease) in net assets resulting from operations	$28,616,402

The accompanying notes are an integral part of these financial statements.

FLG-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Large Cap Growth Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$1,823,795	$5,551,250
Net realized gain (loss) from investments and foreign currency transactions	(67,171,725)	(83,485,431)
Net change in unrealized appreciation (depreciation) on investments	93,964,332	(151,830,475)

Net increase (decrease) in net assets resulting from operations	28,616,402	(229,764,656)

Distributions to shareholders from:
Net investment income:
Class 1	(896,286)	(1,183,538)
Class 2	(4,724,247)	(6,484,690)
Class 4	(50)	(73)
Net realized gains:
Class 1	—	(4,817,075)
Class 2	—	(33,345,360)
Class 4	—	(298)

Total distributions to shareholders	(5,620,583)	(45,831,034)

Capital share transactions: (Note 2)
Class 1	(3,128,184)	(9,557,762)
Class 2	(13,399,615)	(73,871,480)
Class 4	—	5,000

Total capital share transactions	(16,527,799)	(83,424,242)

Net increase (decrease) in net assets	6,468,020	(359,019,932)
Net assets:
Beginning of period	380,251,549	739,271,481

End of period	$386,719,569	$380,251,549

Undistributed net investment income included in net assets:
End of period	$2,070,851	$5,867,639

The accompanying notes are an integral part of these financial statements.

FLG-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Large Cap Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FLG-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2009. The joint repurchase agreement is valued at cost.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FLG-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	46,303	$498,465	42,013	$581,393
Shares issued in reinvestment of distributions	79,458	896,286	390,665	6,000,613
Shares redeemed	(446,527)	(4,522,935)	(1,122,371)	(16,139,768)

Net increase (decrease)	(320,766)	$(3,128,184)	(689,693)	$(9,557,762)

Class 2 Shares:
Shares sold	1,099,923	$11,400,519	2,042,228	$30,356,073
Shares issued in reinvestment of distributions	424,080	4,724,247	2,630,783	39,830,049
Shares redeemed	(2,987,513)	(29,524,381)	(10,607,967)	(144,057,602)

Net increase (decrease)	(1,463,510)	$(13,399,615)	(5,934,956)	$(73,871,480)

Class 4 Shares:
Shares sold	—	$—	312	$5,000

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FLG-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $67,544,988 expiring in 2016.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $12,505,197 and $105, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$363,899,540

Unrealized appreciation	$50,592,329
Unrealized depreciation	(22,448,235)

Net unrealized appreciation (depreciation)	$28,144,094

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $169,372,259 and $184,916,328, respectively.

FLG-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

7. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $419 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$369,810,525	$—	$—	$369,810,525
Short Term Investments	—	22,233,109	—	22,233,109

Total Investments in Securities	$369,810,525	$22,233,109	$—	$392,043,634

[a]Includes	common and convertible preferred stock as well as other equity investments. For detailed industry descriptions, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

FLG-21

FRANKLIN RISING DIVIDENDS SECURITIES FUND

This semiannual report for Franklin Rising Dividends Securities Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Rising Dividends Securities Fund – Class 1 had a -0.56% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Rising Dividends Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FRD-1

Fund Goal and Main Investments: Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500), which rose 3.16% for the same period.1 Please note the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Although home sales fell for most of the period, they edged higher toward period-end. The pace of contraction in manufacturing activity decelerated. However, jobless claims mounted and the unemployment rate rose from 7.2% at the beginning of the year to 9.5% in June 2009, its highest rate since August 1983.2 Retail sales shrank from year-ago levels, and in February The Conference Board’s Consumer Confidence Index dropped to the lowest level since it began in 1967 before rebounding in the second quarter on improved expectations. Reflecting a broad-based contraction in consumer spending, falling corporate profits, slowing exports and reduced government spending, economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.3 Prices for most other commodities followed similar trends. Partially as a result of reduced consumer spending and the late-2008 downward

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: New York Mercantile Exchange.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. By having significant investments in particular sectors from time to time, such as financial services, the Fund may be at greater risk of adverse developments in a sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

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trajectory for energy prices, deflationary pressures surfaced. June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.2 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.2

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans — including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal. The government also introduced various new measures to shore up financial markets and enhance market liquidity, proposed a sweeping financial regulatory system overhaul, and outlined details of its Public-Private Investment Program, with an objective of removing devalued real estate-related assets from banks’ balance sheets.

Most stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average declined 2.01%, the broader S&P 500 rose 3.16%, and the technology-heavy NASDAQ Composite Index increased 16.99%.1 Information technology, consumer discretionary and materials stocks posted the largest gains while industrials, telecommunication services and financials stocks generally fell in value.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As bottom-up investors concentrating primarily on individual securities, we seek fundamentally sound companies that we believe meet our screening criteria, which include consistent, substantial dividend increases; reinvested earnings; and strong balance sheets. We attempt to acquire such stocks at attractive prices, often when they are out of favor with other investors. In

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following these criteria, we do not necessarily focus on companies whose securities pay a high dividend but rather on companies that consistently raise their dividends.

Manager’s Discussion

During the reporting period, three holdings that detracted from Fund performance were Procter & Gamble, Aflac and General Electric (GE). Several issues caused weakness in personal products manufacturer Proctor & Gamble’s stock price including the strengthening dollar, possibly weakening demand from emerging markets, and concern that private label products would gain market share. Shares of supplemental health insurer Aflac and diversified manufacturing and financial services firm GE fell largely due to investors’ concerns about the underlying value of certain financial assets held by the companies. These concerns led to fears that the companies were not adequately capitalized, and their stock prices fell sharply given a perceived potential for the companies to dilute shares to raise capital.

Significant contributors to the Fund’s return included Praxair, Family Dollar Stores and Carlisle. Industrial gases company Praxair reported better-than-expected earnings and increased its dividend during the period. The company has 16 consecutive years of dividend increases. Discount retailer Family Dollar Stores experienced higher revenues and earnings as consumers became increasingly cost conscious. The company has increased its dividend for 33 years. Diversified global manufacturer Carlisle benefited during the period from expectations for a better outlook amid some improving economic data. Carlisle has 32 years of dividend increases.

We initiated positions in Abbott Laboratories, Air Products & Chemicals, International Business Machines (IBM) and Stryker during the reporting period. Health care products manufacturer Abbott Laboratories has 37 consecutive years of dividend increases. Air Products & Chemicals, which offers specialty gases and related products and services, has 27 years of dividend increases. Technology products manufacturer IBM has raised its dividend for 14 years. Stryker, a medical technology company specializing in orthopedic implants and surgical equipment, has increased its dividend for 17 years. We made small additions to six positions during the period. We liquidated one position during the period: PNC Financial Services Group. We reduced positions in Carlisle, GE and State Street and made smaller reductions to 20 other positions.

Top 10 Holdings

Franklin Rising Dividends Securities Fund 6/30/09

Company Sector/Industry	% of Total Net Assets

Becton Dickinson and Co.	5.5%
Health Care Equipment & Services

United Technologies Corp.	5.4%
Aerospace & Defense

Roper Industries Inc.	5.3%
Electrical Equipment

Praxair Inc.	5.3%
Materials

The Procter & Gamble Co.	5.0%
Household & Personal Products

Wal-Mart Stores Inc.	5.0%
Food & Staples Retailing

Family Dollar Stores Inc.	4.4%
Retailing

McCormick & Co. Inc.	4.0%
Food, Beverage & Tobacco

Dover Corp.	4.0%
Machinery

Erie Indemnity Co., A	3.9%
Insurance

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Our 10 largest positions on June 30, 2009, represented 47.8% of the Fund’s total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund’s screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 31 years in a row and by 262% in the past 10 years. Their most recent year-over-year dividend increases averaged 12.6% with a yield of 2.6% on June 30, 2009, and a dividend payout ratio of 40%, based on estimates of calendar year 2009 operating earnings. The average price/earnings ratio was 15.1 times calendar year 2009 estimates versus 15.8 for that of the unmanaged S&P 500.

Thank you for your participation in Franklin Rising Dividends Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Rising Dividends Securities Fund – Class 1

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$994.40	$3.21
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.65%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.96	$19.61	$20.88	$18.11	$17.75	$16.28

Income from investment operations[a]:
Net investment income (loss)[b]	—[c,d]	0.35	0.36	0.58	0.28	0.26
Net realized and unrealized gains (losses)	(0.08)	(5.51)	(0.80)	2.53	0.36	1.55

Total from investment operations	(0.08)	(5.16)	(0.44)	3.11	0.64	1.81

Less distributions from:
Net investment income	(0.25)	(0.36)	(0.53)	(0.24)	(0.18)	(0.12)
Net realized gains	—	(0.13)	(0.30)	(0.10)	(0.10)	(0.22)

Total distributions	(0.25)	(0.49)	(0.83)	(0.34)	(0.28)	(0.34)

Net asset value, end of period	$13.63	$13.96	$19.61	$20.88	$18.11	$17.75

Total return[e]	(0.56)%	(26.94)%	(2.41)%	17.43%	3.68%	11.25%
Ratios to average net assets[f]
Expenses	0.65%	0.61%[g]	0.59%[g]	0.61%[g]	0.62%[g]	0.69%[g]
Net investment income (loss)	(0.09)% [c]	2.05%	1.72%	3.15%	1.65%	1.56%

Supplemental data
Net assets, end of period (000’s)	$127,790	$142,862	$235,946	$288,303	$292,223	$326,883
Portfolio turnover rate	11.24%	5.39%	3.29%	6.19%	2.26%	2.78%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 2.23%.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.72	$19.27	$20.55	$17.84	$17.51	$16.09

Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)[c]	0.31	0.30	0.56	0.24	0.22
Net realized and unrealized gains (losses)	(0.08)	(5.42)	(0.79)	2.46	0.34	1.53

Total from investment operations	(0.10)	(5.11)	(0.49)	3.02	0.58	1.75

Less distributions from:
Net investment income	(0.20)	(0.31)	(0.49)	(0.21)	(0.15)	(0.11)
Net realized gains	—	(0.13)	(0.30)	(0.10)	(0.10)	(0.22)

Total distributions	(0.20)	(0.44)	(0.79)	(0.31)	(0.25)	(0.33)

Net asset value, end of period	$13.42	$13.72	$19.27	$20.55	$17.84	$17.51

Total return[d]	(0.71)%	(27.10)%	(2.69)%	17.12%	3.43%	11.00%
Ratios to average net assets[e]
Expenses	0.90%	0.86%[f]	0.84%[f]	0.86%[f]	0.87%[f]	0.94%[f]
Net investment income (loss)	(0.34)% [c]	1.80%	1.47%	2.90%	1.40%	1.31%

Supplemental data
Net assets, end of period (000’s)	$1,213,936	$1,286,878	$2,079,366	$1,981,240	$1,423,827	$997,800
Portfolio turnover rate	11.24%	5.39%	3.29%	6.19%	2.26%	2.78%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.98%.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.92	$18.51

Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)[d]	0.26
Net realized and unrealized gains (losses)	(0.08)	(4.36)

Total from investment operations	(0.11)	(4.10)

Less distributions from:
Net investment income	(0.20)	(0.36)
Net realized gains	—	(0.13)

Total distributions	(0.20)	(0.49)

Net asset value, end of period	$13.61	$13.92

Total return[e]	(0.78)%	(22.82)%
Ratios to average net assets[f]
Expenses	1.00%	0.96%[g]
Net investment income (loss)	(0.44)% [d]	1.70%

Supplemental data
Net assets, end of period (000’s)	$4	$4
Portfolio turnover rate	11.24%	5.39%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.88%.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks 94.2%
Aerospace & Defense 5.4%
United Technologies Corp.	1,390,100	$72,229,596

Banks 0.8%
Peoples Bancorp Inc.	159,979	2,727,642
TrustCo Bank Corp. NY	328,588	1,941,955
U.S. Bancorp	324,449	5,814,126

		10,483,723

Commercial & Professional Services 2.7%
ABM Industries Inc.	951,288	17,189,774
Cintas Corp.	737,700	16,849,068
Superior Uniform Group Inc.	237,100	1,718,975

		35,757,817

Consumer Durables & Apparel 1.1%
Leggett & Platt Inc.	917,300	13,970,479
[a]Russ Berrie and Co. Inc.	306,081	1,196,777

		15,167,256

Consumer Services 1.5%
Hillenbrand Inc.	1,191,300	19,823,232

Diversified Financials 1.7%
State Street Corp.	478,000	22,561,600

Electrical Equipment 9.0%
Brady Corp., A	1,972,879	49,558,720
Roper Industries Inc.	1,577,550	71,478,791

		121,037,511

Food & Staples Retailing 5.0%
Wal-Mart Stores Inc.	1,384,600	67,070,024

Food, Beverage & Tobacco 4.0%
McCormick & Co. Inc.	1,647,695	53,599,518

Health Care Equipment & Services 12.0%
Becton Dickinson and Co.	1,043,443	74,407,920
Hill-Rom Holdings Inc.	1,081,103	17,535,491
Stryker Corp.	298,500	11,862,390
Teleflex Inc.	379,200	16,999,536
West Pharmaceutical Services Inc.	1,165,600	40,621,160

		161,426,497

Household & Personal Products 6.8%
Alberto-Culver Co.	948,850	24,129,256
The Procter & Gamble Co.	1,314,600	67,176,060

		91,305,316

Industrial Conglomerates 2.4%
Carlisle Cos. Inc.	1,116,161	26,832,511
General Electric Co.	472,200	5,534,184

		32,366,695

Insurance 12.6%
Aflac Inc.	1,449,900	45,077,391
Arthur J. Gallagher & Co.	753,000	16,069,020
Erie Indemnity Co., A	1,456,733	52,092,772

FRD-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks (continued)
Insurance (continued)
Mercury General Corp.	154,200	$5,154,906
Old Republic International Corp.	3,587,208	35,333,999
RLI Corp.	335,848	15,045,990

		168,774,078

Machinery 6.4%
Donaldson Co. Inc.	435,000	15,068,400
Dover Corp.	1,604,500	53,092,905
Graco Inc.	351,112	7,731,486
Nordson Corp.	255,591	9,881,148

		85,773,939

Materials 12.0%
Air Products and Chemicals Inc.	381,594	24,647,156
Bemis Co. Inc.	1,231,300	31,028,760
Nucor Corp.	763,802	33,935,723
Praxair Inc.	1,004,500	71,389,815

		161,001,454

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Abbott Laboratories	755,900	35,557,536
Pfizer Inc.	2,478,100	37,171,500

		72,729,036

Retailing 4.6%
Family Dollar Stores Inc.	2,094,630	59,278,029
[a]Sally Beauty Holdings Inc.	349,150	2,220,594

		61,498,623

Semiconductors & Semiconductor Equipment 0.0%[b]
Cohu Inc.	50,300	451,694

Technology Hardware & Equipment 0.8%
International Business Machines Corp.	99,500	10,389,790

Total Common Stocks (Cost $1,188,656,491)		1,263,447,399

Short Term Investments 6.0%
Money Market Funds 6.0%
[c]Bank of New York Institutional Cash Reserve Fund, 0.12%	632,226	625,904
[d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	80,066,749	80,066,749

Total Money Market Funds (Cost $80,698,975)		80,692,653

Total Investments (Cost $1,269,355,466) 100.2%		1,344,140,052
Other Assets, less Liabilities (0.2)%		(2,410,403)

Net Assets 100.0%		$1,341,729,649

aNon-income producing.

bRounds to less than 0.1% of net assets.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FRD-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Rising Dividends Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,189,288,717
Cost - Sweep Money Fund (Note 7)	80,066,749

Total cost of investments	$1,269,355,466

Value - Unaffiliated issuers	$1,264,073,303
Value - Sweep Money Fund (Note 7)	80,066,749

Total value of investments	1,344,140,052
Receivables:
Capital shares sold	90,694
Dividends	1,515,101
Other assets	2,009

Total assets	1,345,747,856

Liabilities:
Payables:
Investment securities purchased	744,161
Capital shares redeemed	1,151,208
Affiliates	1,192,852
Funds advanced by custodian	632,226
Accrued expenses and other liabilities	297,760

Total liabilities	4,018,207

Net assets, at value	$1,341,729,649

Net assets consist of:
Paid-in capital	$1,567,916,522
Undistributed net investment income	12,674,557
Net unrealized appreciation (depreciation)	74,664,463
Accumulated net realized gain (loss)	(313,525,893)

Net assets, at value	$1,341,729,649

Class 1:
Net assets, at value	$127,790,200

Shares outstanding	9,376,717

Net asset value and maximum offering price per share	$13.63

Class 2:
Net assets, at value	$1,213,935,773

Shares outstanding	90,466,223

Net asset value and maximum offering price per share	$13.42

Class 4:
Net assets, at value	$3,676

Shares outstanding	270

Net asset value and maximum offering price per share	$13.61

The accompanying notes are an integral part of these financial statements.

FRD-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin Rising Dividends Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$3,510,867
Sweep Money Fund (Note 7)	55,452

Total investment income	3,566,319

Expenses:
Management fees (Note 3a)	3,993,264
Distribution fees: (Note 3c)
Class 2	1,432,132
Class 4	6
Unaffiliated transfer agent fees	447
Custodian fees (Note 4)	13,807
Reports to shareholders	97,169
Professional fees	20,640
Trustees’ fees and expenses	5,950
Other	25,971

Total expenses	5,589,386

Net investment income (loss)[a]	(2,023,067)

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(77,801,669)
Net change in unrealized appreciation (depreciation) on investments	61,511,798

Net realized and unrealized gain (loss)	(16,289,871)

Net increase (decrease) in net assets resulting from operations	$(18,312,938)

aNet investment income includes approximately $14,706,456 as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the net investment income would have been $12,683,389.

The accompanying notes are an integral part of these financial statements.

FRD-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Rising Dividends Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income (loss)[a]	$(2,023,067)	$35,174,364
Net realized gain (loss) from investments	(77,801,669)	(234,658,586)
Net change in unrealized appreciation (depreciation) on investments	61,511,798	(387,942,691)

Net increase (decrease) in net assets resulting from operations	(18,312,938)	(587,426,913)

Distributions to shareholders from:
Net investment income:
Class 1	(2,324,786)	(3,976,477)
Class 2	(18,134,021)	(31,994,362)
Class 4	(54)	(98)
Net realized gains:
Class 1	—	(1,471,627)
Class 2	—	(13,810,813)
Class 4	—	(36)

Total distributions to shareholders	(20,458,861)	(51,253,413)

Capital share transactions: (Note 2)
Class 1	(10,617,916)	(30,501,392)
Class 2	(38,624,755)	(216,391,575)
Class 4	—	5,000

Total capital share transactions	(49,242,671)	(246,887,967)

Net increase (decrease) in net assets	(88,014,470)	(885,568,293)
Net assets:
Beginning of period	1,429,744,119	2,315,312,412

End of period	$1,341,729,649	$1,429,744,119

Undistributed net investment income included in net assets:
End of period	$12,674,557	$35,156,485

aFor the period ended June 30, 2009, net investment income includes approximately $14,706,456 as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the net investment income would have been $12,683,389.

The accompanying notes are an integral part of these financial statements.

FRD-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Rising Dividends Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2009, 65.24% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Securities Lending

The Fund participates in a principal based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money market fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the Fund. At June 30, 2009, the Fund had no securities on loan.

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

FRD-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FRD-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	219,074	$2,800,612	277,877	$4,587,250
Shares issued in reinvestment of distributions	170,689	2,324,786	289,331	5,448,104
Shares redeemed	(1,246,232)	(15,743,314)	(2,366,622)	(40,536,746)

Net increase (decrease)	(856,469)	$(10,617,916)	(1,799,414)	$(30,501,392)

Class 2 Shares:
Shares sold	2,219,560	$27,802,841	4,881,454	$84,391,025
Shares issued in reinvestment of distributions	1,352,276	18,134,021	2,471,947	45,805,175
Shares redeemed	(6,914,813)	(84,561,617)	(21,427,912)	(346,587,775)

Net increase (decrease)	(3,342,977)	$(38,624,755)	(14,074,511)	$(216,391,575)

Class 4 Shares:
Shares sold	—	$—	270	$5,000

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

FRD-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $205,201,443 expiring in 2016.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses of $23,900,601.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,271,471,746

Unrealized appreciation	$234,521,125
Unrealized depreciation	(161,852,819)

Net unrealized appreciation (depreciation)	$72,668,306

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $136,966,170 and $186,615,980, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

FRD-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

8. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $1,577 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$1,263,447,399	$—	$—	$1,263,447,399
Short Term Investments	80,066,749	625,904		80,692,653

Total Investments in Securities	$1,343,514,148	$625,904	$—	$1,344,140,052

aFor detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

FRD-20

FRANKLIN SMALL CAP VALUE SECURITIES FUND

We are pleased to bring you Franklin Small Cap Value Securities Fund’s semiannual report for the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Small Cap Value Securities Fund – Class 1 delivered a +4.33% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small Cap Value Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $3.5 billion at the time of purchase. The Fund invests generally in equity securities of companies that the manager believes are currently undervalued.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Russell 2500TM Value Index, which fell 0.62% for the same period.1 Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Although home sales fell for most of the period, they edged higher toward period-end. The pace of contraction in manufacturing activity decelerated. However, jobless claims mounted and the unemployment rate rose from 7.2% at the beginning of the year to 9.5% in June 2009, its highest rate since August 1983.2 Retail sales shrank from year-ago levels, and in February The Conference Board’s Consumer Confidence Index dropped to the lowest level since it began in 1967 before rebounding in the second quarter on improved expectations. Reflecting a broad-based contraction in consumer spending, falling corporate profits, slowing exports and reduced government spending, economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.3 Prices for most other commodities followed similar trends. Partially as a

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: New York Mercantile Exchange.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller company securities can increase the risk of greater price volatility, particularly over the short term. Smaller or relatively new or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FSV-2

result of reduced consumer spending and the late-2008 downward trajectory for energy prices, deflationary pressures surfaced. June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.2 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.2

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans — including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal. The government also introduced various new measures to shore up financial markets and enhance market liquidity, proposed a sweeping financial regulatory system overhaul, and outlined details of its Public-Private Investment Program, with an objective of removing devalued real estate-related assets from banks’ balance sheets.

Most stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average declined 2.01%, the broader Standard & Poor’s 500 Index rose 3.16%, and the technology-heavy NASDAQ Composite Index increased 16.99%.1 Information technology, consumer discretionary and materials stocks posted the largest gains while industrials, telecommunication services and financials stocks generally fell in value.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined, value-oriented strategy for the Fund. As a bottom-up adviser concentrating primarily on individual securities, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value or cash flow. We seek bargains among the “unloved,” out-of-favor companies that offer,

FSV-3

in our opinion, attractive long-term potential. These might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential, in our opinion, or companies that may be potential turnaround candidates or takeover targets.

Manager’s Discussion

During the six months under review, the consumer discretionary sector was a top contributor to Fund performance, due largely to automotive products company Group 1 Automotive, recreational vehicle manufacturer Thor Industries and specialty retailer Men’s Wearhouse, which each appreciated in value amid some improving economic data.4 Reliance Steel & Aluminum in the materials sector also aided results. The energy sector, where offshore energy services company Helix Energy Solutions Group performed well, also helped results largely due to expectations of an improving operating environment and higher oil prices later in the period.

Detractors from performance included several financials and industrials sector holdings.5 In the financials sector, regional bank TrustCo Bank Corp. NY and insurer Montpelier Re Holdings hindered results. Building products manufacturer Gibraltar Industries, transportation equipment manufacturer Wabash National and airline SkyWest in the industrials sector also declined in value.

The Fund initiated three positions during the period in what we considered attractively valued securities: industrial goods provider Gardner Denver, department store operator J.C. Penney, and contract research firm Pharmaceutical Product Development. We also added significantly to several existing positions including D.R. Horton, Energen, Protective Life, Rowan Companies and Teleflex. We liquidated five positions, largely due to the companies’ deteriorating fundamentals. The positions sold were Avocent, General Maritime, Mercer International, Monaco Coach and Russ Berrie. We also reduced several holdings including IPC Holdings, MDC Holdings and Regis.

4. The consumer discretionary sector comprises automobiles and components, consumer durables and apparel, consumer services, and retailing in the SOI.

5. The financials sector comprises banks and insurance in the SOI. The industrials sector comprises capital goods, commercial and professional services, and transportation in the SOI.

Top 10 Holdings

Franklin Small Cap Value Securities Fund

6/30/09

Company Sector/Industry	% of Total Net Assets

Universal Forest Products Inc.	2.0%
Capital Goods

Reliance Steel & Aluminum Co.	2.0%
Materials

Westlake Chemical Corp.	2.0%
Materials

Steel Dynamics Inc.	1.9%
Materials

Old Republic International Corp.	1.8%
Insurance

Benchmark Electronics Inc.	1.8%
Technology Hardware & Equipment

NV Energy Inc.	1.7%
Utilities

Rowan Cos. Inc.	1.6%
Energy

IPC Holdings Ltd.	1.6%
Insurance

Thor Industries Inc.	1.5%
Automobiles & Components

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

FSV-4

Thank you for your participation in Franklin Small Cap Value Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FSV-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small Cap Value Securities Fund – Class 1

FSV-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,043.30	$3.55
Hypothetical (5% return before expenses)	$1,000	$1,021.32	$3.51

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.70%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSV-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.73	$17.38	$19.07	$17.02	$15.85	$12.81

Income from investment operations[a]:
Net investment income[b]	0.08	0.24	0.22	0.18	0.17	0.21
Net realized and unrealized gains (losses)	0.40	(5.44)	(0.44)	2.69	1.24	2.87

Total from investment operations	0.48	(5.20)	(0.22)	2.87	1.41	3.08

Less distributions from:
Net investment income	(0.22)	(0.23)	(0.17)	(0.16)	(0.14)	(0.04)
Net realized gains	(0.52)	(1.22)	(1.30)	(0.66)	(0.10)	—

Total distributions	(0.74)	(1.45)	(1.47)	(0.82)	(0.24)	(0.04)

Net asset value, end of period	$10.47	$10.73	$17.38	$19.07	$17.02	$15.85

Total return[c]	4.33%	(32.87)%	(2.14)%	17.30%	8.99%	24.09%
Ratios to average net assets[d]
Expenses[e]	0.70%	0.67%	0.64%	0.65%	0.64%	0.67%
Net investment income	1.62%	1.62%	1.13%	0.97%	1.05%	1.59%

Supplemental data
Net assets, end of period (000’s)	$33,352	$34,901	$57,045	$73,154	$52,632	$50,401
Portfolio turnover rate	4.66%	16.98%	16.27%	16.43% [f]	11.03%	9.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

FSV-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.55	$17.10	$18.79	$16.79	$15.65	$12.67

Income from investment operations[a]:
Net investment income[b]	0.07	0.20	0.17	0.13	0.13	0.18
Net realized and unrealized gains (losses)	0.39	(5.35)	(0.43)	2.65	1.23	2.82

Total from investment operations	0.46	(5.15)	(0.26)	2.78	1.36	3.00

Less distributions from:
Net investment income	(0.19)	(0.18)	(0.13)	(0.12)	(0.12)	(0.02)
Net realized gains	(0.52)	(1.22)	(1.30)	(0.66)	(0.10)	—

Total distributions	(0.71)	(1.40)	(1.43)	(0.78)	(0.22)	(0.02)

Net asset value, end of period	$10.30	$10.55	$17.10	$18.79	$16.79	$15.65

Total return[c]	4.18%	(33.02)%	(2.38)%	16.98%	8.77%	23.75%
Ratios to average net assets[d]
Expenses[e]	0.95%	0.92%	0.89%	0.90%	0.89%	0.92%
Net investment income	1.37%	1.37%	0.88%	0.72%	0.80%	1.34%

Supplemental data
Net assets, end of period (000’s)	$798,607	$784,773	$1,177,367	$1,240,892	$1,094,120	$748,762
Portfolio turnover rate	4.66%	16.98%	16.27%	16.43% [f]	11.03%	9.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

FSV-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.70	$16.42

Income from investment operations[b]:
Net investment income[c]	0.06	0.15
Net realized and unrealized gains (losses)	0.40	(4.42)

Total from investment operations	0.46	(4.27)

Less distributions from:
Net investment income	(0.21)	(0.23)
Net realized gains	(0.52)	(1.22)

Total distributions	(0.73)	(1.45)

Net asset value, end of period	$10.43	$10.70

Total return[d]	4.17%	(29.14)%
Ratios to average net assets[e]
Expenses[f]	1.05%	1.02%
Net investment income	1.27%	1.27%

Supplemental data
Net assets, end of period (000’s)	$20,566	$14,850
Portfolio turnover rate	4.66%	16.98%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSV-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks 97.2%
Automobiles & Components 4.2%
Autoliv Inc. (Sweden)	343,000	$9,868,111
Gentex Corp.	714,000	8,282,400
[a]Thor Industries Inc.	715,000	13,134,550
Winnebago Industries Inc.	600,000	4,458,000

		35,743,061

Banks 2.7%
Chemical Financial Corp.	461,354	9,185,558
[b]Corus Bankshares Inc.	682,600	187,715
Peoples Bancorp Inc.	199,400	3,399,770
[a]TrustCo Bank Corp. NY	1,702,065	10,059,205

		22,832,248

Capital Goods 22.2%
A.O. Smith Corp.	112,500	3,664,125
[a]American Woodmark Corp.	359,310	8,605,475
Apogee Enterprises Inc.	864,000	10,627,200
Applied Industrial Technologies Inc.	226,400	4,460,080
[b]Astec Industries Inc.	103,100	3,061,039
Brady Corp., A	424,000	10,650,880
Briggs & Stratton Corp.	472,600	6,304,484
Carlisle Cos. Inc.	433,000	10,409,320
CIRCOR International Inc.	141,000	3,329,010
[b]CNH Global NV (Netherlands)	84,000	1,179,360
[b]EMCOR Group Inc.	264,000	5,311,680
Franklin Electric Co. Inc.	131,232	3,401,533
[b]Gardner Denver Inc.	290,000	7,299,300
Gibraltar Industries Inc.	1,079,800	7,418,226
Graco Inc.	458,200	10,089,564
Kennametal Inc.	490,000	9,398,200
Lincoln Electric Holdings Inc.	216,000	7,784,640
Mueller Industries Inc.	500,000	10,400,000
Nordson Corp.	252,000	9,742,320
[b]Powell Industries Inc.	62,600	2,320,582
Roper Industries Inc.	202,000	9,152,620
Simpson Manufacturing Co. Inc.	401,600	8,682,592
Timken Co.	120,000	2,049,600
Trinity Industries Inc.	612,000	8,335,440
Universal Forest Products Inc.	528,000	17,471,520
Wabash National Corp.	1,259,200	881,440
Watts Water Technologies Inc., A	341,300	7,351,602

		189,381,832

Commercial & Professional Services 2.4%
ABM Industries Inc.	649,000	11,727,430
Mine Safety Appliances Co.	359,000	8,651,900

		20,379,330

Consumer Durables & Apparel 6.6%
Bassett Furniture Industries Inc.	230,900	634,975
Brunswick Corp.	906,000	3,913,920
D.R. Horton Inc.	890,000	8,330,400
Ethan Allen Interiors Inc.	470,000	4,869,200
[c]Hooker Furniture Corp.	555,100	6,372,548

FSV-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Consumer Durables & Apparel (continued)
La-Z-Boy Inc.	1,095,700	$5,171,704
[b]M/I Homes Inc.	593,700	5,812,323
M.D.C. Holdings Inc.	244,500	7,361,895
[b]Timberland Co., A	250,700	3,326,789
[b]The Warnaco Group Inc.	336,000	10,886,400

		56,680,154

Consumer Services 0.5%
Regis Corp.	266,000	4,631,060

Energy 9.8%
Arch Coal Inc.	111,500	1,713,755
[b]Atwood Oceanics Inc.	246,000	6,127,860
[b]Bristow Group Inc.	363,413	10,767,927
CARBO Ceramics Inc.	23,000	786,600
CONSOL Energy Inc.	87,000	2,954,520
[b]Global Industries Ltd.	1,151,700	6,518,622
[b]Helix Energy Solutions Group Inc.	743,000	8,076,410
[b]Oil States International Inc.	314,000	7,601,940
Overseas Shipholding Group Inc.	150,000	5,106,000
Peabody Energy Corp.	114,000	3,438,240
Rowan Cos. Inc.	712,500	13,765,500
Teekay Corp. (Bahamas)	232,500	4,889,475
Tidewater Inc.	113,000	4,844,310
[b]Unit Corp.	268,000	7,388,760

		83,979,919

Food & Staples Retailing 1.4%
Casey’s General Stores Inc.	462,000	11,868,780

Health Care Equipment & Services 2.7%
STERIS Corp.	253,000	6,598,240
Teleflex Inc.	195,600	8,768,748
West Pharmaceutical Services Inc.	215,800	7,520,630

		22,887,618

Insurance 11.3%
American National Insurance Co.	86,000	6,499,880
Arthur J. Gallagher & Co.	209,600	4,472,864
Aspen Insurance Holdings Ltd.	555,500	12,409,870
Erie Indemnity Co., A	194,000	6,937,440
IPC Holdings Ltd.	502,000	13,724,680
Montpelier Re Holdings Ltd. (Bermuda)	699,000	9,289,710
Old Republic International Corp.	1,562,000	15,385,700
Protective Life Corp.	910,100	10,411,544
RLI Corp.	151,100	6,769,280
StanCorp Financial Group Inc.	232,000	6,653,760
[b]Syncora Holdings Ltd.	1,132,175	305,687
Zenith National Insurance Corp.	148,100	3,219,694

		96,080,109

Materials 12.3%
Airgas Inc.	297,700	12,065,781
AptarGroup Inc.	250,700	8,466,139
Cabot Corp.	384,000	4,830,720

FSV-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Materials (continued)
Gerdau Ameristeel Corp. (Canada)	1,316,000	$8,975,120
Glatfelter	752,000	6,692,800
Reliance Steel & Aluminum Co.	449,600	17,260,144
RPM International Inc.	865,000	12,144,600
Steel Dynamics Inc.	1,071,400	15,781,722
United States Steel Corp.	49,000	1,751,260
Westlake Chemical Corp.	832,521	16,975,103

		104,943,389

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
[b]Mettler-Toledo International Inc.	150,000	11,572,500
Pharmaceutical Product Development Inc.	520,700	12,090,654

		23,663,154

Retailing 9.0%
Brown Shoe Co. Inc.	823,000	5,958,520
Christopher & Banks Corp.	1,420,000	9,528,200
Fred’s Inc.	641,000	8,076,600
Group 1 Automotive Inc.	447,600	11,646,552
[b]Gymboree Corp.	146,200	5,187,176
J.C. Penney Co. Inc.	273,000	7,837,830
The Men’s Wearhouse Inc.	615,000	11,795,700
[b]Pier 1 Imports Inc.	770,000	1,532,300
[b]Saks Inc.	766,000	3,393,380
[b]Tuesday Morning Corp.	1,227,000	4,134,990
[b]West Marine Inc.	845,600	4,659,256
[b]Zale Corp.	853,000	2,934,320

		76,684,824

Semiconductors & Semiconductor Equipment 1.1%
Cohu Inc.	659,500	5,922,310
[b]OmniVision Technologies Inc.	300,000	3,117,000

		9,039,310

Technology Hardware & Equipment 2.7%
[b]Benchmark Electronics Inc.	1,068,000	15,379,200
Diebold Inc.	46,400	1,223,104
[b]Rofin-Sinar Technologies Inc.	301,000	6,023,010

		22,625,314

Transportation 2.1%
[b]Genesee & Wyoming Inc.	333,000	8,827,830
[b]Kansas City Southern	130,000	2,094,300
SkyWest Inc.	719,195	7,335,789

		18,257,919

Utilities 3.4%
Atmos Energy Corp.	170,100	4,259,304
Energen Corp.	257,000	10,254,300
NV Energy Inc.	1,375,000	14,836,250

		29,349,854

Total Common Stocks (Cost $1,045,664,792)		829,027,875

FSV-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Principal Amount	Value
Corporate Bonds (Cost $1,480,346) 0.2%
Capital Goods 0.2%
Mueller Industries Inc., 6.00%, 11/01/14	$1,494,000	$1,284,840

Total Investments before Short Term Investments (Cost $1,047,145,138)		830,312,715

	Shares
Short Term Investments 3.4%
Money Market Funds (Cost $23,743,454) 2.8%
[d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	23,743,454	23,743,454

[e]Investments from Cash Collateral Received for Loaned Securities 0.6%
Money Market Funds (Cost $2,536,889) 0.3%
[f]Bank of New York Institutional Cash Reserve Fund, 0.12%	2,536,889	2,511,520

	Principal Amount
[g]Repurchase Agreements 0.3%
Credit Suisse Securities (USA) LLC, 0.09%, 7/01/09 (Maturity Value $1,543,004) Collateralized by U.S. Government Agency Securities, 0.449% - 6.25%, 7/10/09 - 8/01/12; [h]U.S. Government Agency Discount Notes, 9/15/09 - 11/15/30	$1,543,000	1,543,000
Deutsche Bank Securities Inc., 0.08%, 7/01/09 (Maturity Value $947,002) Collateralized by U.S. Government Agency Securities, 4.375% - 6.28%, 10/15/15 - 6/15/27	947,000	947,000

Total Repurchase Agreements (Cost $2,490,000)		2,490,000

Total Investments from Cash Collateral Received for Loaned Securities (Cost $5,026,889)		5,001,520

Total Investments (Cost $1,075,915,481) 100.8%		859,057,689
Other Assets, less Liabilities (0.8)%		(6,532,044)

Net Assets 100.0%		$852,525,645

aA portion or all of the security is on loan at June 30, 2009. See Note 1(c).

bNon-income producing.

cSee Note 8 regarding holdings of 5% voting securities.

dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

eSee Note 1(c) regarding securities on loan.

fThe rate shown is the annualized seven-day yield at period end.

gSee Note 1(b) regarding repurchase agreements.

hThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FSV-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Small Cap Value Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,040,961,286
Cost - Non-controlled affiliated issuers (Note 8)	8,720,741
Cost - Sweep Money Fund (Note 7)	23,743,454
Cost - Repurchase agreements	2,490,000

Total cost of investments	$1,075,915,481

Value - Unaffiliated issuers	$826,451,687
Value - Non-controlled affiliated issuers (Note 8)	6,372,548
Value - Sweep Money Fund (Note 7)	23,743,454
Value - Repurchase agreements	2,490,000

Total value of investments (includes securities loaned in the amount of $4,780,560)	859,057,689
Receivables:
Capital shares sold	869,238
Dividends and interest	844,000
Other assets	1,606

Total assets	860,772,533

Liabilities:
Payables:
Capital shares redeemed	1,717,941
Affiliates	809,092
Payable upon return of securities loaned	5,026,889
Accrued expenses and other liabilities	692,966

Total liabilities	8,246,888

Net assets, at value	$852,525,645

Net assets consist of:
Paid-in capital	$1,134,503,456
Undistributed net investment income	5,250,127
Net unrealized appreciation (depreciation)	(217,339,801)
Accumulated net realized gain (loss)	(69,888,137)

Net assets, at value	$852,525,645

The accompanying notes are an integral part of these financial statements.

FSV-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Franklin Small Cap Value Securities Fund
Class 1:
Net assets, at value	$33,352,426

Shares outstanding	3,184,645

Net asset value and maximum offering price per share	$10.47

Class 2:
Net assets, at value	$798,606,859

Shares outstanding	77,520,510

Net asset value and maximum offering price per share	$10.30

Class 4:
Net assets, at value	$20,566,360

Shares outstanding	1,971,313

Net asset value and maximum offering price per share	$10.43

The accompanying notes are an integral part of these financial statements.

FSV-16

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin Small Cap Value Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$8,646,779
Non-controlled affiliated issuers (Note 8)	111,020
Sweep Money Fund (Note 7)	25,254
Interest	45,874
Income from securities loaned	17,655

Total investment income	8,846,582

Expenses:
Management fees (Note 3a)	1,963,572
Administrative fees (Note 3b)	515,610
Distribution fees: (Note 3c)
Class 2	896,367
Class 4	27,543
Unaffiliated transfer agent fees	1,991
Custodian fees (Note 4)	8,281
Reports to shareholders	132,146
Professional fees	17,519
Trustees’ fees and expenses	2,389
Other	18,187

Total expenses	3,583,605
Expense reductions (Note 4)	(112)

Net expenses	3,583,493

Net investment income	5,263,089

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(67,336,821)
Net change in unrealized appreciation (depreciation) on investments	91,424,702

Net realized and unrealized gain (loss)	24,087,881

Net increase (decrease) in net assets resulting from operations	$29,350,970

The accompanying notes are an integral part of these financial statements.

FSV-17

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small Cap Value Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$5,263,089	$14,806,129
Net realized gain (loss) from investments	(67,336,821)	37,661,051
Net change in unrealized appreciation (depreciation) on investments	91,424,702	(460,075,401)

Net increase (decrease) in net assets resulting from operations	29,350,970	(407,608,221)

Distributions to shareholders from:
Net investment income:
Class 1	(665,043)	(691,359)
Class 2	(13,687,827)	(11,639,809)
Class 4	(385,972)	(17,091)
Net realized gains:
Class 1	(1,544,298)	(3,739,945)
Class 2	(37,694,393)	(80,615,234)
Class 4	(931,849)	(92,454)

Total distributions to shareholders	(54,909,382)	(96,795,892)

Capital share transactions: (Note 2)
Class 1	(320,559)	(56,463)
Class 2	37,733,380	85,951,774
Class 4	6,147,490	18,620,427

Total capital share transactions	43,560,311	104,515,738

Net increase (decrease) in net assets	18,001,899	(399,888,375)
Net assets:
Beginning of period	834,523,746	1,234,412,121

End of period	$852,525,645	$834,523,746

Undistributed net investment income included in net assets:
End of period	$5,250,127	$14,725,880

The accompanying notes are an integral part of these financial statements.

FSV-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Small Cap Value Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Fund at period end had been entered into on June 30, 2009. Repurchase agreements are valued at cost.

c. Securities Lending

The Fund participates in a principal based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in repurchase agreements and a non-registered money market fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the Fund.

FSV-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FSV-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	327,539	$3,277,671	497,732	$7,402,544
Shares issued in reinvestment of distributions	206,867	2,209,342	267,107	4,431,305
Shares redeemed	(601,755)	(5,807,572)	(794,982)	(11,890,312)

Net increase (decrease)	(67,349)	$(320,559)	(30,143)	$(56,463)

Class 2 Shares:
Shares sold	7,698,187	$75,084,200	18,734,933	$264,994,545
Shares issued in reinvestment of distributions	4,888,889	51,382,219	5,649,421	92,255,043
Shares redeemed	(9,465,147)	(88,733,039)	(18,829,303)	(271,297,814)

Net increase (decrease)	3,121,929	$37,733,380	5,555,051	$85,951,774

Class 4 Shares:
Shares sold	793,146	$7,802,053	1,391,688	$18,668,696
Shares issued on reinvestment of distributions	123,855	1,317,820	6,580	109,104
Shares redeemed	(332,981)	(2,972,383)	(10,975)	(157,373)

Net increase (decrease)	584,020	$6,147,490	1,387,293	$18,620,427

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $200 million
0.500%	over $200 million, up to and including $1.3 billion
0.400%	In excess of $1.3 billion

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	over $200 million, up to and including $700 million
0.100%	over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses of $2,556,232.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,075,988,329

Unrealized appreciation	$106,393,330
Unrealized depreciation	(323,323,970)

Net unrealized appreciation (depreciation)	$(216,930,640)

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $52,639,433 and $34,778,307, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2009, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
Hooker Furniture Corp.	555,100	—	—	555,100	$6,372,548	$111,020	$—

Total Affiliated Securities (0.75% of Net Assets)

9. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $920 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

FSV-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

10. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$829,027,875	$—	$—	$829,027,875
Convertible Bonds	—	1,284,840	—	1,284,840
Short Term Investments	23,743,454	5,001,520		28,744,974

Total Investments in Securities	$852,771,329	$6,286,360	$—	$859,057,689

aFor detailed industry descriptions, see the accompanying Statement of Investments.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

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FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Small-Mid Cap Growth Securities Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Small-Mid Cap Growth Securities Fund – Class 1 delivered a +14.59% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small-Mid Cap Growth Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Small-Mid Cap Growth Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies and normally invests predominantly in equity securities. For this Fund, small cap companies are those within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its narrow benchmark, the Russell Midcap Growth Index, which had a +16.61% total return, but outperformed its broad benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a +3.16% total return, for the same period.2

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Although home sales fell for most of the period, they edged higher toward period-end. The pace of contraction in manufacturing activity decelerated. However, jobless claims mounted and the unemployment rate rose from 7.2% at the beginning of the year to 9.5% in June 2009, its highest rate since August 1983.3 Retail sales shrank from year-ago levels, and in February The Conference Board’s Consumer Confidence Index dropped to the lowest level since it began in 1967 before rebounding in the second quarter on improved expectations. Reflecting a broad-based contraction in consumer spending, falling corporate profits, slowing exports and reduced government spending, economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Smaller or relatively new or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund may have significant investments in the technology sector, which has been among the market’s most volatile sectors and involves special risks. The Fund’s prospectus also includes a description of the main investment risks.

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abating, it was still off more than 50% from its July 2008 record high.4 Prices for most other commodities followed similar trends. Partially as a result of reduced consumer spending and the late-2008 downward trajectory for energy prices, deflationary pressures surfaced. June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.1 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.3

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans — including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal. The government also introduced various new measures to shore up financial markets and enhance market liquidity, proposed a sweeping financial regulatory system overhaul, and outlined details of its Public-Private Investment Program, with an objective of removing devalued real estate-related assets from banks’ balance sheets.

Most stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader S&P 500 posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.2 Information technology, materials and consumer discretionary stocks posted the largest gains while industrials, telecommunication services and financials stocks generally fell in value.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can

4. Source: New York Mercantile Exchange.

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produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

On a sector basis, stock selection in information technology, materials and consumer staples constrained the Fund’s performance relative to the Russell Midcap Growth Index during the reporting period. Significant detractors in the information technology sector included FLIR Systems, a specialized imaging systems manufacturer, and Alliance Data Systems, a credit and transaction services company. In the consumer staples sector, specialty foods and beverages company Hain Celestial Group5 underperformed. An underweighting in the materials sector, particularly in chemicals companies, had a negative impact on relative results. Other major detractors outside of these sectors included Orbital Sciences, 5 a communications satellites manufacturer, Sequenom,5 which makes a sequencing system to analyze DNA variations, and C.R. Bard, a medical devices manufacturer. We sold our position in Orbital Sciences by period-end.

On a positive note, stock selection in the consumer discretionary, energy and financials sectors contributed to relative Fund performance. Key holdings that performed well included apparel retailer Guess? in the consumer discretionary sector and oil and gas exploration and production company Petrohawk Energy in the energy sector. Our underweighted allocation to the financials sector, where asset management company Affiliated Managers Group was a contributor, supported relative Fund results. Additional significant contributors included semiconductor company Silicon Laboratories, hospital operator Community Health Systems, and industrial pumps and valves manufacturer Flowserve.

5. This holding is not an index component.

Top 10 Holdings

Franklin Small-Mid Cap Growth Securities Fund 6/30/09

Company Sector/Industry	% of Total Net Assets

Silicon Laboratories Inc.	2.8%
Information Technology

Flowserve Corp.	2.4%
Industrials

MasterCard Inc., A	2.3%
Information Technology

Express Scripts Inc.	2.2%
Health Care

Nuance Communications Inc.	1.8%
Information Technology

Affiliated Managers Group Inc.	1.8%
Financials

FLIR Systems Inc.	1.8%
Information Technology

AMETEK Inc.	1.7%
Industrials

Guess? Inc.	1.7%
Consumer Discretionary

Waters Corp.	1.7%
Health Care

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Thank you for your participation in Franklin Small-Mid Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small-Mid Cap Growth Securities Fund Class 1

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,145.90	$4.26
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.80%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 1			2008	2007	2006		2005		2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.06		$23.39	$22.51	$20.66		$19.66		$17.60

Income from investment operations[a]:
Net investment income (loss)[b]	(0.07)[c]		0.01	(0.02)	—	[d]	(0.02)		(0.06)
Net realized and unrealized gains (losses)	1.83		(8.98)	2.65	1.85		1.02		2.12

Total from investment operations	1.76		(8.97)	2.63	1.85		1.00		2.06

Less distributions from net realized gains	—		(2.36)	(1.75)	—		—		—

Net asset value, end of period	$13.82		$12.06	$23.39	$22.51		$20.66		$19.66

Total return[e]	14.59%		(42.34)%	11.51%	8.95%		5.09%		11.70%
Ratios to average net assets[f]
Expenses	0.80%		0.76% [g]	0.74% [g]	0.76%	[g]	0.74%	[g]	0.74%	[g]
Net investment income (loss)	(1.07)%	[c]	0.06%	(0.10)%	(0.02)%		(0.09)%		(0.33)%

Supplemental data
Net assets, end of period (000’s)	$67,669		$63,531	$127,602	$135,402		$157,085		$184,513
Portfolio turnover rate	33.06%		60.12%	66.94%	50.08%		74.39%		32.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.06) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.02)%.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 2			2008	2007	2006		2005		2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.75		$22.91	$22.13	$20.36		$19.43		$17.43

Income from investment operations[a]:
Net investment income (loss)[b]	(0.08)[c]		(0.03)	(0.08)	(0.06)		(0.07)		(0.10)
Net realized and unrealized gains (losses)	1.78		(8.77)	2.61	1.83		1.00		2.10

Total from investment operations	1.70		(8.80)	2.53	1.77		0.93		2.00

Less distributions from net realized gains	—		(2.36)	(1.75)	—		—		—

Net asset value, end of period	$13.45		$11.75	$22.91	$22.13		$20.36		$19.43

Total return[d]	14.47%		(42.49)%	11.24%	8.69%		4.79%		11.47%
Ratios to average net assets[e]
Expenses	1.05%		1.01% [f]	0.99% [f]	1.01%	[f]	0.99%	[f]	0.99%	[f]
Net investment income (loss)	(1.32)%	[c]	(0.19)%	(0.35)%	(0.27)%		(0.34)%		(0.58)%

Supplemental data
Net assets, end of period (000’s)	$677,490		$614,053	$1,217,177	$1,184,521		$1,166,806		$1,142,048
Portfolio turnover rate	33.06%		60.12%	66.94%	50.08%		74.39%		32.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.06) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.27)%.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Period Ended December 31,
Class 4			2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.02		$20.60

Income from investment operations[b]:
Net investment income (loss)[c]	(0.09)[d]		0.02
Net realized and unrealized gains (losses)	1.82		(6.24)

Total from investment operations	1.73		(6.22)

Less distributions from net realized gains	—		(2.36)

Net asset value, end of period	$13.75		$12.02

Total return[e]	14.39%		(34.74)%
Ratios to average net assets[f]
Expenses	1.15%		1.11% [g]
Net investment income (loss)	(1.42)%	[d]	(0.29)%

Supplemental data
Net assets, end of period (000’s)	$7,502		$3,538
Portfolio turnover rate	33.06%		60.12%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $(0.06) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.37)%.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks 94.8%
Consumer Discretionary 14.4%
Abercrombie & Fitch Co., A	244,800	$6,215,472
[a]Apollo Group Inc., A	85,600	6,087,872
BorgWarner Inc.	278,400	9,507,360
[a]Buffalo Wild Wings Inc.	120,000	3,902,400
[a]Capella Education Co.	84,700	5,077,765
[a]Chipotle Mexican Grill Inc., A	52,100	4,168,000
[a]Dick’s Sporting Goods Inc.	357,500	6,149,000
Guess? Inc.	498,900	12,861,642
[a]Jarden Corp.	188,900	3,541,875
Johnson Controls Inc.	450,000	9,774,000
[a]Liberty Media Corp. - Entertainment, A	315,000	8,426,250
NIKE Inc., B	103,700	5,369,586
PetSmart Inc.	150,100	3,221,146
[a]Under Armour Inc., A	146,330	3,274,865
[a]Urban Outfitters Inc.	395,400	8,251,998
Wolverine World Wide Inc.	558,000	12,309,480

		108,138,711

Consumer Staples 3.0%
Clorox Co.	109,600	6,118,968
[a]Hain Celestial Group Inc.	324,200	5,060,762
[a]Hansen Natural Corp.	168,700	5,199,334
[a]Mead Johnson Nutrition Co., A	191,200	6,074,424

		22,453,488

Energy 6.2%
[a]Cameron International Corp.	220,200	6,231,660
[a]Concho Resources Inc.	273,579	7,848,982
[a]FMC Technologies Inc.	313,200	11,770,056
[a]Petrohawk Energy Corp.	356,500	7,949,950
Range Resources Corp.	178,700	7,399,967
Smith International Inc.	221,000	5,690,750

		46,891,365

Financials 5.4%
[a]Affiliated Managers Group Inc.	232,700	13,540,813
BlackRock Inc.	20,000	3,508,400
The Charles Schwab Corp.	425,700	7,466,778
FelCor Lodging Trust Inc.	390,800	961,368
iStar Financial Inc.	824,991	2,342,974
M&T Bancorp	92,100	4,690,653
T. Rowe Price Group Inc.	197,865	8,245,035

		40,756,021

Health Care 23.2%
Allscripts-Misys Healthcare Solutions Inc.	339,600	5,386,056
[a]Athenahealth Inc.	110,500	4,089,605
[a]BioMarin Pharmaceutical Inc.	271,000	4,230,310
C. R. Bard Inc.	124,000	9,231,800
[a]Celgene Corp.	169,100	8,089,744
[a]Cerner Corp.	160,000	9,966,400
[a]Community Health Systems Inc.	410,400	10,362,600
[a]DaVita Inc.	131,500	6,503,990
[a]Dendreon Corp.	80,000	1,988,000

FSC-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Health Care (continued)
[a]Express Scripts Inc.	237,400	$16,321,250
[a]Illumina Inc.	100,000	3,894,000
[a]Intuitive Surgical Inc.	48,100	7,872,046
[a]Life Technologies Corp.	207,600	8,661,072
[a]Masimo Corp.	207,500	5,002,825
[a]Mettler-Toledo International Inc.	146,400	11,294,760
[a]Myriad Genetics Inc.	287,300	10,242,245
[a]OSI Pharmaceuticals Inc.	39,900	1,126,377
Perrigo Co.	279,626	7,768,010
Pharmaceutical Product Development Inc.	365,000	8,475,300
[a]QIAGEN NV (Netherlands)	350,700	6,519,513
Quality Systems Inc.	76,800	4,374,528
[a]Sequenom Inc.	267,400	1,045,534
[a]Varian Medical Systems Inc.	276,940	9,731,672
[a]Waters Corp.	241,500	12,430,005

		174,607,642

Industrials 13.3%
[a]Allegiant Travel Co.	107,400	4,257,336
AMETEK Inc.	374,600	12,953,668
C.H. Robinson Worldwide Inc.	120,370	6,277,296
Danaher Corp.	94,400	5,828,256
Expeditors International of Washington Inc.	199,000	6,634,660
Flowserve Corp.	263,800	18,415,878
Heico Corp.	21,193	768,458
[a]Jacobs Engineering Group Inc.	116,100	4,886,649
Precision Castparts Corp.	162,700	11,881,981
Robert Half International Inc.	356,400	8,418,168
Rockwell Collins Inc.	265,000	11,058,450
[a]Ryanair Holdings PLC, ADR (Ireland)	316,100	8,974,079

		100,354,879

Information Technology 25.1%
[a]Activision Blizzard Inc.	910,600	11,500,878
[a]Affiliated Computer Services Inc., A	214,600	9,532,532
[a]Alliance Data Systems Corp.	195,400	8,048,526
[a]ANSYS Inc.	255,700	7,967,612
[a]Concur Technologies Inc.	126,200	3,922,296
[a]F5 Networks Inc.	170,000	5,880,300
FactSet Research Systems Inc.	167,100	8,333,277
[a]FLIR Systems Inc.	590,800	13,328,448
[a]FormFactor Inc.	617,300	10,642,252
[a]Hittite Microwave Corp.	179,200	6,227,200
[a]Juniper Networks Inc.	300,000	7,080,000
[a]Lam Research Corp.	249,400	6,484,400
MasterCard Inc., A	104,200	17,433,702
[a]McAfee Inc.	150,000	6,328,500
[a]Netlogic Microsystems Inc.	62,200	2,267,812
[a]Nuance Communications Inc.	1,132,290	13,689,386
[a]SAIC Inc.	541,300	10,041,115
[a]Silicon Laboratories Inc.	551,400	20,920,116
Tandberg ASA (Norway)	611,800	10,295,100
[a]Trimble Navigation Ltd.	358,300	7,033,429
[a]ViaSat Inc.	71,101	1,823,030

		188,779,911

FSC-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Materials 1.0%
Ecolab Inc.	186,900	$7,287,231

Telecommunication Services 2.2%
[a]American Tower Corp., A	190,600	6,009,618
[a]SBA Communications Corp.	424,900	10,427,046

		16,436,664

Utilities 1.0%
[a]Calpine Corp.	713,400	7,954,410

Total Common Stocks (Cost $678,645,972)		713,660,322

	Principal Amount
Convertible Bonds 0.3%
Information Technology 0.3%
[b]Alliance Data Systems Corp., senior note, 144A, cvt., 4.75%, 5/15/14	$781,000	805,359
Microchip Technology Inc., cvt., 2.125%, 12/15/37	1,835,000	1,390,013

Total Convertible Bonds (Cost $2,244,454)		2,195,372

Total Investments before Short Term Investments (Cost $680,890,426)		715,855,694

	Shares
Short Term Investments (Cost $36,416,752) 4.8%
Money Market Funds 4.8%
[c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	36,416,752	36,416,752

Total Investments (Cost $717,307,178) 99.9%		752,272,446
Other Assets, less Liabilities 0.1%		388,483

Net Assets 100.0%		$752,660,929

See Abbreviations on Page FSC-22.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the value of this security was $805,359, representing 0.11% of net assets.

cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

FSC-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$680,890,426
Cost - Sweep Money Fund (Note 7)	36,416,752

Total cost of investments	$717,307,178

Value - Unaffiliated issuers	$715,855,694
Value - Sweep Money Fund (Note 7)	36,416,752

Total value of investments	752,272,446
Receivables:
Investment securities sold	1,550,152
Capital shares sold	436,990
Dividends and interest	373,968
Other assets	980

Total assets	754,634,536

Liabilities:
Payables:
Investment securities purchased	119,883
Capital shares redeemed	872,143
Affiliates	745,278
Reports to shareholders	209,141
Accrued expenses and other liabilities	27,162

Total liabilities	1,973,607

Net assets, at value	$752,660,929

Net assets consist of:
Paid-in capital	$906,693,094
Undistributed net investment income (loss)	(4,459,200)
Net unrealized appreciation (depreciation)	34,965,268
Accumulated net realized gain (loss)	(184,538,233)

Net assets, at value	$752,660,929

Class 1:
Net assets, at value	$67,668,707

Shares outstanding	4,894,810

Net asset value and maximum offering price per share	$13.82

Class 2:
Net assets, at value	$677,490,300

Shares outstanding	50,363,307

Net asset value and maximum offering price per share	$13.45

Class 4:
Net assets, at value	$7,501,922

Shares outstanding	545,408

Net asset value and maximum offering price per share	$13.75

The accompanying notes are an integral part of these financial statements.

FSC-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$(990,936)[a]
Sweep Money Fund (Note 7)	28,265
Interest	25,755

Total investment loss	(936,916)

Expenses:
Management fees (Note 3a)	1,715,681
Administrative fees (Note 3b)	852,146
Distribution fees: (Note 3c)
Class 2	767,593
Class 4	8,900
Unaffiliated transfer agent fees	1,354
Custodian fees (Note 4)	8,591
Reports to shareholders	114,625
Professional fees	15,892
Trustees’ fees and expenses	2,571
Other	14,825

Total expenses	3,502,178

Net investment income (loss)	(4,439,094)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(50,455,464)
Foreign currency transactions	(31,509)

Net realized gain (loss)	(50,486,973)

Net change in unrealized appreciation (depreciation) on investments	148,841,942

Net realized and unrealized gain (loss)	98,354,969

Net increase (decrease) in net assets resulting from operations	$93,915,875

aDividend income includes $(3,585,737) as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the dividend income would have been $2,594,801.

The accompanying notes are an integral part of these financial statements.

FSC-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small-Mid Cap Growth Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(4,439,094)	$(1,751,350)
Net realized gain (loss) from investments and foreign currency transactions	(50,486,973)	(129,490,774)
Net change in unrealized appreciation (depreciation) on investments	148,841,942	(402,574,863)

Net increase (decrease) in net assets resulting from operations	93,915,875	(533,816,987)

Distributions to shareholders from:
Net realized gains:
Class 1	—	(12,125,691)
Class 2	—	(120,375,409)
Class 4	—	(60,013)

Total distributions to shareholders	—	(132,561,113)

Capital share transactions: (Note 2)
Class 1	(4,380,200)	(2,123,859)
Class 2	(21,121,655)	111,515
Class 4	3,124,535	4,733,324

Total capital share transactions	(22,377,320)	2,720,980

Net increase (decrease) in net assets	71,538,555	(663,657,120)
Net assets:
Beginning of period	681,122,374	1,344,779,494

End of period	$752,660,929	$681,122,374

Undistributed net investment income (loss) included in net assets:
End of period	$(4,459,200)	$(20,106)

The accompanying notes are an integral part of these financial statements.

FSC-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Small-Mid Cap Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FSC-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FSC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	263,078	$3,203,193	227,516	$3,688,465
Shares issued in reinvestment of distributions	—	—	606,588	12,125,691
Shares redeemed	(635,758)	(7,583,393)	(1,022,106)	(17,938,015)

Net increase (decrease)	(372,680)	$(4,380,200)	(188,002)	$(2,123,859)

Class 2 Shares:
Shares sold	3,245,563	$39,705,015	5,946,940	$107,425,372
Shares issued in reinvestment of distributions	—	—	6,173,098	120,375,409
Shares redeemed	(5,138,841)	(60,826,670)	(13,001,795)	(227,689,266)

Net increase (decrease)	(1,893,278)	$(21,121,655)	(881,757)	$111,515

Class 4 Shares:
Shares sold	266,898	$3,321,629	307,835	$4,910,005
Shares issued on reinvestment of distributions	—	—	2,978	59,439
Shares redeemed	(15,784)	(197,094)	(16,519)	(236,120)

Net increase (decrease)	251,114	$3,124,535	294,294	$4,733,324

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.550%	Up to and including $500 million
0.450%	Over $500 million, up to and including $1 billion
0.400%	Over $1 billion, up to and including $1.5 billion
0.350%	Over $1.5 billion, up to and including $6.5 billion
0.325%	Over $6.5 billion, up to and including $11.5 billion
0.300%	Over $11.5 billion, up to and including $16.5 billion
0.290%	Over $16.5 billion, up to and including $19 billion
0.280%	Over $19 billion, up to and including $21.5 billion
0.270%	In excess of $21.5 billion

FSC-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $75,079,787 expiring in 2016.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $57,219,137 and $25,833, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$717,417,800

Unrealized appreciation	$127,964,205
Unrealized depreciation	(93,109,559)

Net unrealized appreciation (depreciation)	$34,854,646

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions, bond discounts and premiums and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

FSC-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $214,256,272 and $236,383,589, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $751 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

FSC-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

9. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Equity Investments[a]	$713,660,322	$—	$—	$713,660,322
Convertible Bonds	—	2,195,372	—	2,195,372
Short Term Investments	36,416,752	—	—	36,416,752

Total Investments in Securities	$750,077,074	$2,195,372	$—	$752,272,446

aFor detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

FSC-22

FRANKLIN STRATEGIC INCOME SECURITIES FUND

This semiannual report for Franklin Strategic Income Securities Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Strategic Income Securities Fund – Class 1 delivered a +12.86% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Strategic Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSI-1

Fund Goals and Main Investments: Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities may be high yield and lower rated and include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed and convertible securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund outperformed the Barclay’s Capital (BC) U.S. Aggregate Index’s +1.90% total return, and performed comparably to the Lipper Multi-Sector Income Funds Classification Average’s +12.62% total return.1

Economic and Market Overview

During the six-month period ended June 30, 2009, economic conditions deteriorated. In February, The Conference Board’s Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as stock markets declined. Despite far-reaching government interventions, the nation’s economic troubles worsened as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices fell at an accelerated rate. Jobless claims mounted and the unemployment rate rose to 9.5% by period-end.2 Economic growth, as measured by gross domestic product, fell in 2009’s first and second quarters at annualized rates of 6.4% and an estimated 1.0%, reflecting broad-based slowdowns in consumer spending, corporate profits and export growth.

Oil prices rose from $44 per barrel in December 2008 to $70 per barrel at period-end; however, inflation remained muted as most commodity prices were well below 2008 levels. June’s inflation rate was an annualized -1.4%.2 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.2 The core personal consumption expenditures price index reported a 12-month increase of 1.5%.3

1. Sources: © 2009 Morningstar; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Economic Analysis.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

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A slowing economy and decelerating inflation prompted policymakers to keep interest rates low and enact stimulus plans. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25%. The government implemented the American Recovery and Reinvestment Act, which included tax breaks, money for ailing state governments, aid to the poor and unemployed, and spending on infrastructure, renewable energy, health care and education. The Fed and U.S. Treasury Department also continued programs designed to shore up beleaguered banks’ capital, enable freer lending to businesses and consumers, and help struggling home buyers avoid foreclosure.

Most Treasury prices declined during the period. The spread between two-year and 10-year Treasury yields rose to 242 basis points (100 basis points equal one percentage point) at the end of June from 149 basis points at the beginning of the reporting period. The two-year Treasury bill yield rose slightly from 0.76% to 1.11% over the six-month period, while the 10-year Treasury note yield increased from 2.25% to 3.53%.

In first quarter 2009, global interest rate easing continued, and the U.S. and the U.K. implemented quantitative and credit easing policies. Governments worldwide boosted fiscal stimulus to counter the deepening global recession. Partially as a result of these significant policy measures, investor confidence began to improve in March, which translated into greater risk appetite in currency and nondeveloped bond markets in the second quarter. The turnaround led to an improved outlook that benefited the global economy through a shift in the inventory adjustment cycle and better equity market performance. Although financial markets improved, economic activity remained weak as deleveraging continued, unemployment rose and global trade contracted, albeit at a reduced pace.

Inflation fell during the period as weak global growth led to lower prices for commodities and slackening labor and capital markets pushed core prices down gradually. Monetary easing in the eurozone continued, although at a slower pace than many economists would have preferred, given the eurozone’s rate of economic contraction. However, the European Central Bank maintained its primary focus on inflation. Outside the eurozone, economic slowdown was more severe in many emerging European countries where several sought help from the International Monetary Fund.

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In Asia, growth differed between large economies with higher domestic demand and small economies more dependent on exports. The large economies, particularly China, were some of the world’s most resilient to the global recession as aggressive fiscal and monetary responses outweighed declining exports. In contrast, the smaller economies suffered quick, severe downturns as production dropped more than export demand to allow inventories to fall to levels more in line with the reduced global consumption pace. However, some smaller regional economies showed signs of improvement toward period-end. On the other hand, the Japanese economy contracted considerably due to subdued consumption, weak external demand and lackluster government spending. Japan’s trade balance worsened as the global recession negatively impacted the country’s main export sector, machinery.

Investment Strategy

We allocate our investments among the various types of debt available based on our assessment of changing economic, global market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example, we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating.

Manager’s Discussion

During the first half of 2009, many performance trends that moved the financial and fixed income markets experienced a substantial reversal. During the second half of 2008, the unfolding global economic recession combined with a breakdown in the credit markets pressured the fixed income market’s spread sectors, with just U.S. government and Treasury securities exhibiting strong performance. However, although the economic backdrop remained hazy as we entered 2009, historically cheap valuations drew investors into many of these same spread sectors and away from government bonds, partially recouping 2008 declines. In this environment, Franklin Strategic Income Securities Fund outperformed the BC U.S. Aggregate Index and performed in line with its peers as measured by the Lipper Multi-Sector Income Funds Classification Average. The Fund’s higher spread sector exposure and lower weightings in the more U.S. interest-rate sensitive fixed income sectors (U.S. Treasuries, agency bonds and mortgage-backed securities) aided

FSI-4

Portfolio Breakdown

Franklin Strategic Income Securities Fund

Based on Total Net Assets

	6/30/09	12/31/08

High Yield Corporate Bonds*	25.3%	19.3%

Mortgages & Other Asset-Backed Bonds	16.3%	21.9%

Investment Grade Corporate Bonds & Preferred Securities	14.8%	15.2%

Floating Rate Bank Loans**	10.4%	11.3%

U.S. Government & Agency Bonds***	9.3%	8.0%

Other International Bonds (non-$US)	7.9%	9.1%

Emerging Market Bonds ($US)	6.3%	3.9%

Municipal Bonds	2.9%	1.5%

International Developed Country Bonds (non-$US)	2.5%	2.2%

Convertible Securities	0.1%	0.6%

Short-Term Investments & Other Net Assets****	4.2%	7.0%

*Includes preferred stocks and 0.7% of defaulted securities as of 6/30/09 and 0.15% as of 12/31/08.

**Includes 0.1% of defaulted securities as of 6/30/09.

***Includes agency preferred stocks and 2.2% in TIPS as of 6/30/09 and 1.9% in TIPS as of 12/31/08.

****Includes unrealized gains/losses on forward currency contracts. Does not include short-term foreign government securities.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

performance compared to the index. Compared to the peer average, the Fund performed comparably given similar weightings in the spread sectors as certain other peer funds.

Overall, high-quality U.S. government securities were some of the worst performing assets during the period given the aforementioned rise in longer-term interest rates. Consequently, U.S. Treasuries had negative returns while agency debentures and agency mortgage-backed securities delivered flat to modestly positive total returns. Treasury Inflation Protected Securities (TIPS) provided stronger returns given increasing inflation expectations in the market. Although the Fund’s exposure to these sectors varied throughout the period, in general the Fund added exposure to TIPS early in the period, increased exposure to Treasuries following their sell-off during 2009’s second quarter, and maintained a heavier weighting in agency mortgage-backed securities relative to Treasuries. Our exposure to asset-backed securities and commercial mortgage-backed securities, while generally in AAA-rated tranches, contributed to performance. Despite increasing concerns regarding rising delinquencies for these securitized issuers, these sectors rebounded significantly from their 2009 lows, aided in part by government programs designed to improve liquidity and refinancing for these sectors. Given the

FSI-5

seniority of the positions purchased for the Fund, we continued to maintain exposure in these sectors following their partial price rebound. The Fund also added to its municipal bond position largely due to continued cheap yield valuations relative to taxable government bonds.

Compared with other sectors, the corporate credit sector experienced the most dramatic reversal in performance between 2008 and 2009. After reaching the cheapest valuations in terms of yield spreads over government bonds in decades, credit sectors such as investment-grade bonds, high yield securities and leveraged bank loans rallied during the first six months of 2009. Although the fundamental outlook for the balance of 2009 remained challenging given the weak economic and corporate earnings outlooks combined with still less than ideal credit availability and cost, valuations in early 2009 appeared to price in expectations for higher defaults and ratings downgrades. We found what we considered value particularly in investment-grade corporate bonds, where we felt yield spreads provided attractive risk-adjusted return potential given these issuers’ generally better quality. We also maintained exposure to the noninvestment-grade sector including corporate bonds and bank loans. Overall, the corporate sector was the most significant contributor to performance during the period. The Fund maintained significant exposure at period-end given valuations that we believed still offered good long-term value. The Fund held a very small weighting in convertible securities given our assessment of more promising investment opportunities in straight corporate debt markets.

After experiencing strong appreciation amid a flight to quality by many investors during 2008’s second half, the U.S. dollar had more mixed performance versus a basket of foreign currencies year-to-date in 2009. As a result, the Fund’s non-U.S. dollar-denominated bond and currency positions had a varied impact on performance. The Fund’s long exposure to Brazilian and Indonesian local government bonds contributed to performance. On the other hand, weakness in the Polish zloty, Malaysian ringgit and Russian ruble negatively affected positions held in those currencies. The Fund’s hard currency U.S. dollar-denominated emerging market sovereign debt positions, which we began to add to during the second half of 2008, generally performed well as spread valuations tightened for sovereign bonds of countries such as Russia, Indonesia and South Africa.

FSI-6

Thank you for your participation in Franklin Strategic Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FSI-7

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Strategic Income Securities Fund – Class 1

FSI-8

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,128.60	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.82	$3.01

*Expenses are calculated using the most recent six-month annualized expense for the Fund’s Class 1 shares (0.60%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSI-9

SUPPLEMENT DATED JULY 27, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

FRANKLIN STRATEGIC INCOME SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

I.	The third and fourth full paragraphs under “Goals and Strategies” on page FSI-2 are deleted and replaced in their entirety with the following:

Derivative investments may be used to help manage interest rate exposure, protect Fund assets, implement a cash or tax management strategy, to enhance Fund returns or to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks. Derivatives may include the purchase and sale of credit default swaps, credit-linked securities and financial futures contracts (such as interest rate or bond futures). With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Fund may also, from time to time, enter into forward currency contracts (including cross currency forwards) and currency futures contracts to try to hedge (protect) against currency exchange rate fluctuations or to generate income or returns for the Fund. The use of derivative currency transactions may allow the Fund to obtain net long or net short exposure to selected currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Fund believes the foreign currency may suffer or enjoy a substantial movement against another foreign currency.

A futures contract is a standardized binding agreement to buy or sell a specified quantity of a currency or other underlying instrument that trades on an exchange, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract may allow the Fund to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and/or foreign exchanges.

FSI-10

II.	The subsection entitled “Derivative securities” under “Main Risks” on page FSI-7 is deleted and replaced in its entirety with the following:

Derivative Securities

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the over-the-counter markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

Please keep this supplement for future reference.

FSI-11

SUPPLEMENT DATED AUGUST 7, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

OF

FRANKLIN STRATEGIC INCOME SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

1.	Under “Goals and Strategies – Main Investments” the following is added on page FSI-2, after the second paragraph that starts “A mortgage-backed security…”:

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), the Fund may borrow from the Federal Reserve Bank of New York (“NY Fed”) under its Term Asset-Backed Securities Loan Facility (“TALF”). Pursuant to the TALF Program, the Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

2.	The following is added to the “Main Risks” section on page FSI-6, after “Mortgage Securities and Asset-Backed Securities:”

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF Program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Such borrowings may exaggerate the effect of any increase or decrease in the value of the TALF ABS on the Fund’s net asset value and will subject the Fund to interest and other costs (including administrative fees) associated with the TALF Program. However, such borrowings are non-recourse to the Fund, which should limit some of the risks of leverage.

Please keep this supplement for future reference.

FSI-12

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.58	$12.78	$12.73	$12.43	$12.92	$12.16

Income from investment operations[a]:
Net investment income[b]	0.34	0.69	0.73	0.69	0.65	0.67
Net realized and unrealized gains (losses)	1.02	(1.99)	0.04	0.32	(0.44)	0.51

Total from investment operations	1.36	(1.30)	0.77	1.01	0.21	1.18

Less distributions from:
Net investment income and net foreign currency gains	(0.95)	(0.87)	(0.68)	(0.63)	(0.60)	(0.40)
Net realized gains	—	(0.03)	(0.04)	(0.08)	(0.10)	(0.02)

Total distributions	(0.95)	(0.90)	(0.72)	(0.71)	(0.70)	(0.42)

Net asset value, end of period	$10.99	$10.58	$12.78	$12.73	$12.43	$12.92

Total return[c]	12.86%	(11.03)%	6.20%	8.51%	1.73%	10.01%
Ratios to average net assets[d]
Expenses[e]	0.60%	0.61%	0.62%	0.62%	0.66%	0.66%
Net investment income	6.26%	5.83%	5.72%	5.51%	5.21%	5.45%

Supplemental data
Net assets, end of period (000’s)	$1,049,537	$903,358	$1,086,850	$902,071	$740,352	$571,067
Portfolio turnover rate	24.40%	47.68%	46.88%	47.88%	40.56%	50.21%
Portfolio turnover rate excluding mortgage dollar rolls[f]	24.40%	47.68%	46.43%	44.58%	40.07%	38.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(f) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

FSI-13

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.41	$12.60	$12.56	$12.27	$12.78	$12.05

Income from investment operations[a]:
Net investment income[b]	0.33	0.65	0.69	0.65	0.61	0.63
Net realized and unrealized gains (losses)	0.98	(1.96)	0.05	0.31	(0.44)	0.51

Total from investment operations	1.31	(1.31)	0.74	0.96	0.17	1.14

Less distributions from:
Net investment income and net foreign currency gains	(0.93)	(0.85)	(0.66)	(0.59)	(0.58)	(0.39)
Net realized gains	—	(0.03)	(0.04)	(0.08)	(0.10)	(0.02)

Total distributions	(0.93)	(0.88)	(0.70)	(0.67)	(0.68)	(0.41)

Net asset value, end of period	$10.79	$10.41	$12.60	$12.56	$12.27	$12.78

Total return[c]	12.60%	(11.24)%	5.91%	8.24%	1.46%	9.80%
Ratios to average net assets[d]
Expenses[e]	0.85%	0.86%	0.87%	0.87%	0.91%	0.91%
Net investment income	6.01%	5.58%	5.47%	5.26%	4.96%	5.20%

Supplemental data
Net assets, end of period (000’s)	$47,973	$33,155	$24,613	$11,753	$19,514	$4,657
Portfolio turnover rate	24.40%	47.68%	46.88%	47.88%	40.56%	50.21%
Portfolio turnover rate excluding mortgage dollar rolls[f]	24.40%	47.68%	46.43%	44.58%	40.07%	38.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(f) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

FSI-14

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.54	$12.84

Income from investment operations[b]:
Net investment income[c]	0.32	0.53
Net realized and unrealized gains (losses)	1.01	(1.93)

Total from investment operations	1.33	(1.40)

Less distributions from:
Net investment income and net foreign currency gains	(0.94)	(0.87)
Net realized gains	—	(0.03)

Total distributions	(0.94)	(0.90)

Net asset value, end of period	$10.93	$10.54

Total return[d]	12.55%	(11.69)%
Ratios to average net assets[e]
Expenses[f]	0.95%	0.96%
Net investment income	5.91%	5.48%

Supplemental data
Net assets, end of period (000’s)	$108,658	$59,766
Portfolio turnover rate	24.40%	47.68%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSI-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Strategic Income Securities Fund	Country/ Organization	Shares	Value
Convertible Preferred Stocks (Cost $2,200,000) 0.0%[a]
Banks 0.0%[a]
[b]Fannie Mae, 8.75%, cvt. pfd.	United States	44,000	$40,295

Preferred Stocks 0.0%[a]
Banks 0.0%[a]
[b]Freddie Mac, 8.375%, pfd., Z	United States	70,000	85,400

Diversified Financials 0.0%[a]
[c]Preferred Blocker Inc., 9.00%, pfd., 144A	United States	804	345,821

Total Preferred Stocks (Cost $2,035,420)			431,221

		Principal Amount[d]
[e,f]Senior Floating Rate Interests 10.4%
Automobiles & Components 0.0%[a]
[g]Dayco Products LLC (Mark IV), Replacement Term Loan, 7.00%, 6/23/11	United States	854,002	207,523
Key Safety Systems Inc., Term Loan B, 2.558% - 3.357%, 3/10/14	United States	537,354	211,358

			418,881

Capital Goods 0.4%
RBS Global Inc. (Rexnord), Term Loan, 2.875% - 3.625%, 7/22/13	United States	2,149,548	1,842,163
Incremental Tranche B-2, 2.313%, 7/22/13	United States	1,611,919	1,368,116
TransDigm Inc., Term Loan B, 2.317% - 2.612%, 6/23/13	United States	1,140,583	1,082,128

			4,292,407

Commercial & Professional Services 0.6%
ARAMARK Corp., 2.246% Synthetic L/C, 1/26/14	United States	359,358	331,383
Term Loan B, 2.473%, 1/26/14	United States	5,656,528	5,216,184
[h]Duratek Inc. (EnergySolutions), Term Loan B, 2.57%, 6/07/13	United States	344,666	322,262
[h]EnergySolutions LLC, Synthetic L/C, 2.57%, 6/07/13	United States	47,832	44,962
Term Loan B, 2.57%, 6/07/13	United States	718,391	671,695
[i]EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%, 7/07/12	United States	1,605,983	1,007,754

			7,594,240

Consumer Durables & Apparel 0.4%
Jarden Corp., Term Loan B1, 2.348%, 1/24/12	United States	1,544,407	1,490,569
Term Loan B2, 2.348%, 1/24/12	United States	2,390,214	2,306,891
Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.637%, 12/21/11	United States	1,650,997	1,605,594

			5,403,054

Consumer Services 1.0%
Education Management LLC, Term Loan C, 2.375%, 6/01/13	United States	4,273,585	3,953,066
[h,i]Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, PIK, 9.00%, 9/30/10	United States	12,942,153	3,526,737
Penn National Gaming Inc., Term Loan B, 2.06% - 2.72%, 10/03/12	United States	4,421,845	4,256,945

			11,736,748

Diversified Financials 0.2%
TD Ameritrade Holding Corp., Term Loan B, 1.82%, 12/31/12	United States	2,011,610	1,947,238

FSI-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
[e,f]Senior Floating Rate Interests (continued)
Food, Beverage & Tobacco 0.5%
Constellation Brands Inc., Term Loan B, 1.875%, 6/05/13	United States	2,109,262	$2,012,369
Dean Foods Co., Term Loan B, 1.685% - 1.975%, 4/02/14	United States	4,275,130	4,020,405

			6,032,774

Health Care Equipment & Services 1.8%
Community Health Systems Inc.,
Delayed Draw Term Loan, 2.56%, 7/25/14	United States	384,697	347,233
Term Loan, 2.56% - 2.924%, 7/25/14	United States	7,539,491	6,805,250
DaVita Inc., Term Loan B-1, 1.81% - 2.71%, 10/05/12	United States	1,711,507	1,627,001
DJO Finance LLC, Term Loan B, 3.31% - 3.598%, 5/20/14	United States	2,596,841	2,355,010
Fresenius Medical Care Holdings Inc., Term Loan B, 1.973% - 2.514%, 3/31/13	Germany	3,117,282	2,990,366
HCA Inc.,
Term Loan A-1, 2.348%, 11/19/12	United States	1,709,541	1,556,750
Term Loan B-1, 2.848%, 11/18/13	United States	4,114,927	3,724,009
LifePoint Hospitals Inc., Term Loan B, 2.295%, 4/15/12	United States	2,328,008	2,219,498

			21,625,117

Insurance 0.4%
[h]Conseco Inc., Term Loan, 6.50%, 10/10/13	United States	7,028,803	4,779,586

Materials 1.6%
Celanese U.S. Holdings LLC, Dollar Term Loan, 2.942%, 4/02/14	United States	5,678,411	5,280,133
Georgia-Pacific LLC,
Additional Term Loan, 2.31% - 2.323%, 12/20/12	United States	1,310,574	1,239,684
Term Loan B, 2.31% - 2.65%, 12/20/12	United States	4,407,799	4,169,377
Nalco Co.,
Term Loan, 6.50%, 5/13/16	United States	795,794	801,265
Term Loan B, 2.125%, 5/13/16	United States	405,869	403,713
Novelis Corp., U.S Term Loan, 2.31% - 2.60%, 7/07/14	United States	2,785,841	2,445,737
Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14	United States	4,498,006	4,489,572

			18,829,481

Media 1.9%
[h]Cinemark USA Inc., Term Loan, 2.07% - 2.67%, 10/05/13	United States	1,856,010	1,759,564
CSC Holdings Inc., Incremental Term Loan B-2, 2.069%, 3/31/16	United States	3,687,411	3,541,231
Cumulus Media Inc., Replacement Term Loan, 6.25%, 6/07/14	United States	371,747	249,071
Dex Media East LLC, Term Loan B, 2.60% - 3.04%, 10/24/14	United States	504,384	390,897
DIRECTV Holdings LLC, Term Loan B, 1.81%, 4/13/13	United States	2,027,864	1,950,130
Discovery Communications Inc., Term Loan B, 2.598%, 5/14/14	United States	2,158,022	2,036,633
Metro-Goldwyn-Mayer Inc.,
Term Loan B, 3.56%, 4/08/12	United States	7,178,348	4,001,929
Tranche B-1 Term Loan, 5.50%, 4/08/12	United States	1,014,458	565,560
Regal Cinemas Corp., Term Loan, 4.348%, 10/27/13	United States	2,223,116	2,171,706
[g]Tribune Co., Incremental Term Loan, 5.25%, 5/14/14	United States	4,943,155	1,515,389
UPC Financing Partnership,
Term Loan N, 2.065%, 12/31/16	Netherlands	2,875,426	2,670,552
[h]Term Loan T, 3.815%, 12/31/16	Netherlands	2,059,990	1,973,728

			22,826,390

Pharmaceuticals, Biotechnology & Life Sciences 0.0%[a]
Mylan Inc., Term Loan B, 5.50%, 10/02/14	United States	444,456	430,104

Software & Services 0.6%
Affiliated Computer Services Inc., Additional Term Loan, 2.31% - 2.321%, 3/20/13	United States	3,699,269	3,527,600
Lender Processing Services Inc., Term Loan B, 2.81%, 7/02/14	United States	379,872	374,649

FSI-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]		Value
[e,f]Senior Floating Rate Interests (continued)
Software & Services (continued)
SunGard Data Systems Inc., New U.S. Term Loan, 2.071% - 2.724%, 2/28/14	United States	3,907,486		$3,639,546

				7,541,795

Telecommunication Services 0.7%
Hawaiian Telecom Communications Inc., Term Loan C, 4.75%, 6/01/14	United States	1,518,752		899,860
Intelsat Corp. (Panamsat),
Tranche B-2-A, 2.819%, 1/03/14	United States	1,064,769		974,263
Tranche B-2-B, 2.819%, 1/03/14	United States	1,064,445		973,967
Tranche B-2-C, 2.819%, 1/03/14	United States	1,064,445		973,967
Incremental Term Loan B-2-A, 2.819%, 1/03/14	United States	96,956		88,715
Incremental Term Loan B-2-B, 2.819%, 1/03/14	United States	96,927		88,688
Incremental Term Loan B-2-C, 2.819%, 1/03/14	United States	96,927		88,688
NTELOS Inc., Term Loan B-1, 2.56%, 8/24/11	United States	1,238,604		1,212,283
Windstream Corp., Tranche B-1, 1.82% - 2.62%, 7/17/13	United States	3,221,129		3,045,981

				8,346,412

Utilities 0.3%
[h]NRG Energy Inc.,
Credit Link, 0.498%, 2/01/13	United States	1,442,743		1,360,932
Term Loan, 1.81% - 2.098%, 2/01/13	United States	2,694,243		2,541,466

				3,902,398

Total Senior Floating Rate Interests (Cost $129,277,006)				125,706,625

Corporate Bonds 40.2%
Automobiles & Components 0.6%
Ford Motor Credit Co. LLC, senior note,
9.75%, 9/15/10	United States	2,000,000		1,916,310
9.875%, 8/10/11	United States	3,500,000		3,239,607
[c]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	2,900,000		2,015,500

				7,171,417

Banks 1.8%
BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77	United States	3,200,000		2,294,480
BB&T Corp., senior note, 6.85%, 4/30/19	United States	1,000,000		1,041,821
[c,j]BNP Paribas, 144A, 7.195%, Perpetual	France	3,500,000		2,561,209
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,500,000		3,392,014
[c,j]Rabobank Nederland, sub note, 11.00%, 144A, Perpetual	Netherlands	1,300,000		1,450,579
Svensk Exportkredit AB, senior note, 7.625%, 6/30/14	Sweden	1,335,000	NZD	873,100
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	3,500,000		3,264,702
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	1,500,000		1,478,945
[j]Wells Fargo Capital XIII, pfd., 7.70%, Perpetual	United States	2,900,000		2,408,842
[j]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	2,300,000		2,227,129

				20,992,821

Capital Goods 1.3%
[c]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	3,200,000		2,544,000
Case New Holland Inc., senior note, 7.125%, 3/01/14	United States	3,100,000		2,844,250
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	1,700,000		1,864,164
L-3 Communications Corp., senior sub. note,
5.875%, 1/15/15	United States	2,000,000		1,785,000
6.375%, 10/15/15	United States	1,000,000		912,500
RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14	United States	3,400,000		2,924,000

FSI-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]		Value
Corporate Bonds (continued)
Capital Goods (continued)
RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14	United States	3,400,000		$2,745,500

				15,619,414

Commercial & Professional Services 0.6%
ARAMARK Corp., senior note, 8.50%, 2/01/15	United States	3,400,000		3,315,000
Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18	United States	1,000,000		990,000
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	1,300,000		1,098,500
JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12	United States	1,900,000		1,895,250

				7,298,750

Consumer Durables & Apparel 0.9%
D.R. Horton Inc., senior note, 6.50%, 4/15/16	United States	3,000,000		2,580,000
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	3,400,000		2,992,000
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	3,100,000		3,107,750
KB Home, senior note,
6.25%, 6/15/15	United States	2,000,000		1,720,000
7.25%, 6/15/18	United States	500,000		432,500

				10,832,250

Consumer Services 1.7%
[c,g]Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	2,500,000		106,250
[c]Harrah’s Operating Escrow, senior secured note, 144A, 11.25%, 6/01/17	United States	4,000,000		3,800,000
Host Hotels & Resorts LP, senior note,
6.875%, 11/01/14	United States	200,000		181,000
K, 7.125%, 11/01/13	United States	2,300,000		2,173,500
M, 7.00%, 8/15/12	United States	1,100,000		1,067,000
MGM MIRAGE, senior note, 6.625%, 7/15/15	United States	5,000,000		3,287,500
Pinnacle Entertainment Inc., senior sub. note,
8.25%, 3/15/12	United States	200,000		200,000
8.75%, 10/01/13	United States	2,200,000		2,222,000
7.50%, 6/15/15	United States	800,000		688,000
Royal Caribbean Cruises Ltd.,
senior deb., 7.25%, 3/15/18	United States	3,500,000		2,782,500
senior note, 11.875%, 7/15/15	United States	300,000		292,197
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%, 5/15/18	United States	3,500,000		3,006,017
[g]Station Casinos Inc.,
senior note, 6.00%, 4/01/12	United States	700,000		245,000
senior note, 7.75%, 8/15/16	United States	700,000		245,000
senior sub. note, 6.50%, 2/01/14	United States	300,000		7,500
senior sub. note, 6.875%, 3/01/16	United States	1,000,000		30,000

				20,333,464

Diversified Financials 4.1%
American Express Co., senior note, 7.00%, 3/19/18	United States	3,000,000		2,917,773
American Express Credit Corp., senior note, C, 7.30%, 8/20/13	United States	1,200,000		1,251,497
Bank of America Corp., [j]pfd., sub. bond, M, 8.125%, Perpetual	United States	5,400,000		4,516,776
senior note, 5.65%, 5/01/18	United States	1,500,000		1,327,664
Capital One Financial Corp., senior note, 7.375%, 5/23/14	United States	3,100,000		3,201,212
Citigroup Inc.,
senior note, 6.125%, 11/21/17	United States	1,800,000		1,580,650
sub. note, 5.00%, 9/15/14	United States	4,500,000		3,778,218
The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	2,770,000		3,035,942
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	United States	64,000,000	MXN	4,081,122

FSI-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
Corporate Bonds (continued)
Diversified Financials (continued)
[c]GMAC LLC, senior note,144A,
7.25%, 3/02/11	United States	1,583,000	$1,464,275
6.875%, 9/15/11	United States	1,400,000	1,239,000
6.875%, 8/28/12	United States	1,139,000	962,455
The Goldman Sachs Group Inc., senior note, 6.00%, 5/01/14	United States	300,000	313,555
sub. note, 6.75%, 10/01/37	United States	4,500,000	4,007,497
JPMorgan Chase & Co., 6.00%, 1/15/18	United States	1,500,000	1,492,568
[j]junior sub. note, 1, 7.90%, Perpetual	United States	1,800,000	1,579,554
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	5,000,000	4,006,015
[g]Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14	United States	5,500,000	838,750
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	3,500,000	3,105,692
Morgan Stanley, senior note,
6.00%, 4/28/15	United States	4,500,000	4,495,869
7.30%, 5/13/19	United States	600,000	623,262

			49,819,346

Energy 5.3%
Anadarko Petroleum Corp., senior note, 6.95%, 6/15/19	United States	2,300,000	2,325,289
Berry Petroleum Co., senior note, 10.25%, 6/01/14	United States	1,100,000	1,116,500
[h]Bill Barrett Corp., senior note, 9.875%, 7/17/16	United States	600,000	571,032
Canadian Natural Resources Ltd., 5.90%, 2/01/18	Canada	3,500,000	3,580,563
Chesapeake Energy Corp., senior note,
7.625%, 7/15/13	United States	700,000	668,500
6.625%, 1/15/16	United States	100,000	88,250
6.25%, 1/15/18	United States	3,300,000	2,755,500
7.25%, 12/15/18	United States	300,000	262,500
Compagnie Generale de Geophysique-Veritas, senior note,
7.50%, 5/15/15	France	2,300,000	2,121,750
7.75%, 5/15/17	France	900,000	823,500
[c]144A, 9.50%, 5/15/16	France	100,000	101,812
Copano Energy LLC, senior note, 8.125%, 3/01/16	United States	3,200,000	3,024,000
7.75%, 6/01/18	United States	200,000	181,500
El Paso Corp., senior note, 12.00%, 12/12/13	United States	3,100,000	3,425,500
[e]Enterprise Products Operating LLP, junior sub. note, FRN, 7.034%, 1/15/68	United States	3,300,000	2,437,301
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	2,900,000	2,653,500
senior sub. note, 11.75%, 6/30/16	United States	200,000	199,750
MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	3,200,000	2,688,000
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13	United States	3,000,000	2,985,000
[c]Petrohawk Energy Corp., senior note, 144A, 10.50%, 8/01/14	United States	3,100,000	3,185,250
[c]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,700,000	2,349,000
Plains Exploration & Production Co., senior note, 10.00%, 3/01/16	United States	500,000	516,250
7.625%, 6/01/18	United States	3,200,000	2,888,000
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	3,200,000	2,864,000
11.75%, 1/01/16	United States	100,000	104,000
[c]SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	United States	3,000,000	2,580,000
Smith International Inc., senior note, 9.75%, 3/15/19	United States	3,500,000	4,049,342

FSI-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
Corporate Bonds (continued)
Energy (continued)
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	3,800,000	$3,268,000
Weatherford International Ltd., senior note, 6.00%, 3/15/18	United States	3,000,000	2,950,944
9.625%, 3/01/19	United States	600,000	706,999
The Williams Cos. Inc., senior note, 7.625%, 7/15/19	United States	1,000,000	989,207
7.875%, 9/01/21	United States	1,600,000	1,579,040
8.75%, 3/15/32	United States	600,000	604,484
[c]Woodside Finance Ltd., 144A, 8.75%, 3/01/19	Australia	3,400,000	3,737,246

			64,381,509

Food & Staples Retailing 0.8%
The Kroger Co., 6.15%, 1/15/20	United States	2,000,000	2,047,408
senior note, 7.50%, 1/15/14	United States	1,600,000	1,792,779
[c]Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16	United States	2,100,000	2,110,500
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	3,400,000	3,315,000

			9,265,687

Food, Beverage & Tobacco 2.3%
Altria Group Inc., senior bond, 9.25%, 8/06/19	United States	1,000,000	1,124,800
senior note, 9.70%, 11/10/18	United States	2,900,000	3,329,963
[c]Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19	United States	4,300,000	4,710,744
[c]BAT International Finance PLC, senior note, 144A, 9.50%, 11/15/18	United Kingdom	1,800,000	2,118,746
[c]Cargill Inc., 144A, 5.20%, 1/22/13	United States	500,000	506,481
144A, 6.00%, 11/27/17	United States	2,000,000	1,993,992
senior note, 144A, 7.35%, 3/06/19	United States	1,000,000	1,064,235
Dean Foods Inc., senior note, 7.00%, 6/01/16	United States	1,300,000	1,192,750
[c]Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14	United States	3,100,000	3,425,500
[c]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	3,100,000	2,945,000
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	2,700,000	2,711,794
[c]Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14	United States	2,400,000	2,616,000

			27,740,005

Health Care Equipment & Services 3.2%
Coventry Health Care Inc., senior note, 6.30%, 8/15/14	United States	1,500,000	1,324,795
5.95%, 3/15/17	United States	1,300,000	1,020,656
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	3,400,000	3,213,000
Express Scripts Inc., senior note, 7.25%, 6/15/19	United States	2,000,000	2,209,456
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	2,500,000	2,337,500
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	Germany	700,000	715,750
[c]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	2,400,000	2,514,000
HCA Inc., senior note, 6.50%, 2/15/16	United States	800,000	650,000
senior secured note, 9.125%, 11/15/14	United States	4,000,000	3,970,000
[i]senior secured note, PIK, 9.625%, 11/15/16	United States	1,051,000	1,043,118
Medco Health Solutions Inc., 7.125%, 3/15/18	United States	3,500,000	3,691,747
Quest Diagnostics Inc., 6.40%, 7/01/17	United States	2,800,000	2,862,202

FSI-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
Corporate Bonds (continued)
Health Care Equipment & Services (continued)
[c]Tenet Healthcare Corp., senior note, 144A, 9.00%, 05/01/15	United States	1,150,000	$1,164,375
senior note, 144A, 10.00%, 5/01/18	United States	1,500,000	1,582,500
senior secured note, 144A, 8.875%, 7/01/19	United States	900,000	906,750
[i]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	3,000,000	2,460,000
[e,i]US Oncology Holdings Inc., senior note, PIK, FRN, 6.904%, 3/15/12	United States	3,244,000	2,749,290
[c]US Oncology Inc., senior secured note, 144A, 9.125%, 8/15/17	United States	200,000	199,500
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14	United States	3,400,000	3,272,500

			37,887,139

Insurance 1.0%
Aflac Inc., senior note, 8.50%, 5/15/19	United States	4,000,000	4,281,328
Lincoln National Corp., senior note, 8.75%, 7/01/19	United States	4,000,000	4,040,544
[c,e]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	United States	800,000	713,637
MetLife Inc., 7.717%, 2/15/19	United States	1,000,000	1,071,465
[e]junior sub. note, FRN, 6.40%, 12/15/66	United States	2,000,000	1,433,750
senior note, A, 6.817%, 8/15/18	United States	1,000,000	1,008,802

			12,549,526

Materials 3.2%
[c]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	3,000,000	3,261,885
ArcelorMittal, senior note, 9.85%, 6/01/19	Luxembourg	4,100,000	4,431,292
[c]Clearwater Paper Corp., senior note, 144A, 10.625%, 6/15/16	United States	2,600,000	2,671,500
Crown Americas Inc., senior note, 7.75%, 11/15/15	United States	3,200,000	3,144,000
[c]Crown Americas LLC, senior note, 144A, 7.625%, 5/15/17	United States	200,000	194,000
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	2,900,000	2,925,862
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	3,400,000	2,711,500
[c]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	3,000,000	1,020,000
[c]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,900,000	2,131,500
Nalco Co., [c]senior note, 144A, 8.25%, 5/15/17	United States	300,000	303,000
senior sub. note, 8.875%, 11/15/13	United States	3,100,000	3,177,500
NewPage Corp., senior secured note, 10.00%, 5/01/12	United States	3,200,000	1,552,000
Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14	United States	2,800,000	2,688,000
[c]144A, 7.375%, 5/15/16	United States	200,000	195,000
RPM International Inc., 6.50%, 2/15/18	United States	600,000	545,568
Solo Cup Co., [c,h]senior secured note, 144A, 10.50%, 11/01/13	United States	500,000	506,625
senior sub. note, 8.50%, 2/15/14	United States	1,900,000	1,567,500
[c]Teck Resources Ltd., senior secured note, 144A, 10.75%, 5/15/19	Canada	2,500,000	2,691,640
[c]Xstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16	United Kingdom	3,400,000	3,050,994

			38,769,366

Media 4.4%
[c]British Sky Broadcasting Group PLC, senior note, 144A, 6.10%, 2/15/18	United Kingdom	3,500,000	3,500,189
[g]CanWest Media Inc., senior sub. note, 8.00%, 9/15/12	Canada	2,700,000	810,000
[g,k]CCH I LLC, senior secured note, 11.00%, 10/01/15	United States	1,400,000	175,000
[g,k]CCH II LLC, senior note, 10.25%, 9/15/10	United States	3,700,000	3,922,000
Comcast Corp., senior note, 6.30%, 11/15/17	United States	3,600,000	3,815,834

FSI-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
Corporate Bonds (continued)
Media (continued)
CSC Holdings Inc.,
senior deb., 7.625%, 7/15/18	United States	2,100,000	$1,955,625
senior note, 6.75%, 4/15/12	United States	300,000	291,000
[c]senior note, 144A, 8.50%, 4/15/14	United States	1,000,000	996,250
[g,k]Dex Media Inc.,
senior disc. note, 9.00%, 11/15/13	United States	600,000	93,000
senior note, B, 8.00%, 11/15/13	United States	1,600,000	248,000
[g,k]Dex Media West Finance, senior sub. note, 9.875%, 8/15/13	United States	2,200,000	341,000
DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16	United States	2,700,000	2,639,250
EchoStar DBS Corp., senior note, 6.375%, 10/01/11	United States	2,900,000	2,820,250
7.125%, 2/01/16	United States	1,500,000	1,406,250
[g]Idearc Inc., senior note, 8.00%, 11/15/16	United States	3,400,000	106,250
Lamar Media Corp.,
[c]senior note, 144A, 9.75%, 4/01/14	United States	300,000	311,625
senior sub. note, 7.25%, 1/01/13	United States	2,800,000	2,677,500
senior sub. note, B, 6.625%, 8/15/15	United States	400,000	340,000
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	3,400,000	2,958,000
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	3,000,000	2,175,000
Quebecor Media Inc., senior note, 7.75%, 3/15/16	Canada	3,400,000	3,098,250
Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	2,800,000	857,500
Reed Elsevier PLC, senior note, 8.625%, 1/15/19	United Kingdom	3,400,000	3,869,435
Time Warner Cable Inc., senior note, 8.25%, 2/14/14	United States	1,100,000	1,234,559
6.75%, 7/01/18	United States	2,000,000	2,086,362
Time Warner Inc., 7.625%, 4/15/31	United States	3,200,000	3,116,403
[c]UPC Holding BV, senior note, 144A, 9.875%, 4/15/18	Netherlands	800,000	775,360
Viacom Inc., senior note, 6.875%, 4/30/36	United States	4,000,000	3,722,619
[c]WMG Acquisition Corp., senior secured note, 144A, 9.50%, 6/15/16	United States	3,000,000	3,000,000

			53,342,511

Real Estate 0.5%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	2,700,000	1,714,500
Simon Property Group LP, senior note, 10.35%, 4/01/19	United States	4,200,000	4,714,765

			6,429,265

Retailing 0.5%
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	2,700,000	2,929,500
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	3,300,000	2,788,500

			5,718,000

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	2,400,000	1,224,000

Software & Services 0.3%
SunGard Data Systems Inc.,
senior note, 9.125%, 8/15/13	United States	2,100,000	1,995,000
senior sub. note, 10.25%, 8/15/15	United States	1,900,000	1,764,625

			3,759,625

Technology Hardware & Equipment 0.4%
[g]Nortel Networks Ltd., senior note, 10.75%, 7/15/16	Canada	2,700,000	945,000
Sanmina-SCI Corp.,
[c,e]senior note, 144A, FRN, 3.379%, 6/15/14	United States	500,000	412,500

FSI-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
Corporate Bonds (continued)
Technology Hardware & Equipment (continued)
Sanmina-SCI Corp., (continued)
senior sub. note, 6.75%, 3/01/13	United States	2,300,000	$1,794,000
Xerox Corp., senior note, 8.25%, 5/15/14	United States	1,500,000	1,561,842

			4,713,342

Telecommunication Services 3.2%
[c]CC Holdings GS V LLC, senior secured note, 144A, 7.75%, 5/01/17	United States	500,000	490,000
Crown Castle International Corp., senior note, 9.00%, 1/15/15	United States	2,800,000	2,863,000
[c]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	3,400,000	2,839,000
Inmarsat Finance PLC, senior note, 10.375%, 11/15/12	United Kingdom	3,400,000	3,536,000
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Bermuda	1,200,000	1,230,000
Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13	Bermuda	3,500,000	3,377,500
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	3,400,000	3,395,750
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	2,800,000	2,852,500
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	2,700,000	2,477,250
[c]Qwest Corp., senior note, 144A, 8.375%, 5/01/16	United States	1,200,000	1,164,000
Telecom Italia Capital, senior note, 4.95%, 9/30/14	Italy	3,500,000	3,393,707
6.999%, 6/04/18	Italy	500,000	506,593
[h]Telefonica SA, senior note, 5.877%, 7/15/19	Spain	4,000,000	4,131,140
Verizon New York Inc., senior deb., A, 6.875%, 4/01/12	United States	2,700,000	2,863,890
B, 7.375%, 4/01/32	United States	400,000	390,430
[c]Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15	Italy	3,400,000	3,417,000

			38,927,760

Transportation 0.2%
[c]Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14	United Kingdom	3,100,000	2,123,500

Utilities 3.8%
The AES Corp., senior note, 8.00%, 10/15/17	United States	2,900,000	2,711,500
6/01/20	United States	600,000	541,500
Ameren Corp., senior note, 8.875%, 5/15/14	United States	3,000,000	3,100,416
CenterPoint Energy Inc., senior note, 6.125%, 11/01/17	United States	1,800,000	1,669,820
6.50%, 5/01/18	United States	1,000,000	894,701
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	1,800,000	1,829,862
Dominion Resources Inc., 6.40%, 6/15/18	United States	2,900,000	3,065,924
Duke Energy Corp., senior note, 6.30%, 2/01/14	United States	3,500,000	3,783,703
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	3,500,000	2,983,750
Edison Mission Energy, senior note, 7.00%, 5/15/17	United States	2,800,000	2,163,000
[c]Enel Finance International, senior bond, 144A, 6.25%, 9/15/17	Luxembourg	1,100,000	1,150,173
[c]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	3,400,000	3,238,500
Mirant North America LLC, senior note, 7.375%, 12/31/13	United States	3,400,000	3,281,000
NRG Energy Inc., senior note, 7.25%, 2/01/14	United States	700,000	680,750
7.375%, 2/01/16	United States	3,200,000	3,036,000
PG&E Corp., senior note, 5.75%, 4/01/14	United States	3,500,000	3,734,420
Sempra Energy, senior note, 9.80%, 2/15/19	United States	3,400,000	4,124,550
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	5,500,000	3,451,250

			45,440,819

Total Corporate Bonds (Cost $510,480,840)			484,339,516

FSI-24

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
Convertible Bonds (Cost $1,758,231) 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mylan Inc., cvt., senior note, 1.25%, 3/15/12	United States	2,000,000	$1,742,500

Asset-Backed Securities and Commercial Mortgage-Backed Securities 6.3%
Banks 3.0%
[e]Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN, 5.179%, 9/10/47	United States	2,000,000	1,742,366
[e]Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN, 0.385%, 4/24/14	United States	1,000,000	964,308
Citigroup/Deutsche Bank Commercial Mortgage Trust,
[e]2005-CD1, A4, FRN, 5.399%, 7/15/44	United States	1,600,000	1,422,228
2006-CD3, A5, 5.617%, 10/15/48	United States	9,800,000	8,049,965
Countrywide Asset-Backed Certificates,
2004-7, AF4, 4.774%, 8/25/32	United States	76,599	76,138
2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000	514,196
GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38	United States	934,225	869,435
Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%, 6/10/36	United States	1,605,000	1,507,280
2005-GG5, A5, 5.224%, 4/10/37	United States	4,995,000	4,284,497
[e]2006-GG7, A4, FRN, 5.916%, 7/10/38	United States	4,000,000	3,292,052
GS Mortgage Securities Corp. II, 2003-C1, A3, 4.608%, 1/10/40	United States	1,100,000	1,054,470
[e]2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	4,000,000	3,304,694
LB-UBS Commercial Mortgage Trust, [e]2002-C2, A4, FRN, 5.594%, 6/15/31	United States	1,000,000	1,005,071
2006-C1, A4, 5.156%, 2/15/31	United States	5,700,000	4,760,951
[e]Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.403%, 6/15/38	United States	4,000,000	3,640,048

			36,487,699

Diversified Financials 3.3%
[e]Advanta Business Card Master Trust, 2007-A4, A4, FRN, 0.345%, 4/22/13	United States	4,417,281	3,876,164
[e]American Express Credit Account Master Trust, 2008-1, A, FRN, 0.794%, 8/15/13	United States	2,800,000	2,775,360
[e]Chase Issuance Trust, 2005-A9, A9, FRN, 0.364%, 11/15/11	United States	1,000,000	999,371
2007-A9, A9, FRN, 0.374%, 6/16/14	United States	5,000,000	4,804,172
sub. note, 2006-A7, A, FRN, 0.354%, 2/15/13	United States	800,000	787,432
Citigroup Commercial Mortgage Trust, [e]2007-C6, AM, FRN, 5.699%, 6/10/17	United States	1,200,000	649,805
2008-C7, A4, 6.095%, 12/10/49	United States	8,700,000	7,136,838
JPMorgan Chase Commercial Mortgage Securities Corp., [e]2004-CB9, A4, FRN, 5.375%, 6/12/41	United States	5,096,445	4,410,493
2004-LN2, A2, 5.115%, 7/15/41	United States	412,616	364,021
2005-LDP2, AM, 4.78%, 7/15/42	United States	775,000	528,851
[e]2005-LDP5, A4, FRN, 5.179%, 12/15/44	United States	3,400,000	2,882,643
[c]Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24	United States	247	247
[e]MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 0.384%, 11/15/12	United States	1,000,000	991,118
[e]MBNA Master Credit Card Trust II, 1997-B, A, FRN, 0.504%, 8/15/14	United States	10,000,000	9,645,089
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	144,351	114,916

			39,966,520

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $84,764,459)			76,454,219

FSI-25

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
Mortgage-Backed Securities 10.0%
[e]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%[a]
FHLMC, 4.073%, 1/01/33	United States	146,576	$147,436

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.3%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	2,991,335	3,073,228
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	3,209,134	3,349,282
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	751,849	791,790
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	27,594	29,373
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	10,736	11,385
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 9/01/38	United States	15,532,536	15,830,825
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36	United States	8,084,444	8,373,372
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	9,974,076	10,441,329
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 8/01/38	United States	9,108,089	9,694,056
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32	United States	125,387	136,773
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	2,671	2,894

			51,734,307

[e]Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 4.585%, 4/01/20	United States	129,942	132,997
FNMA, 4.628%, 12/01/34	United States	728,594	739,167

			872,164

Federal National Mortgage Association (FNMA) Fixed Rate 5.2%
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	596,786	617,707
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	647,346	677,978
FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21	United States	568,011	596,115
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	18,159	19,364
FNMA 15 Year, 7.00%, 5/01/12	United States	1,660	1,738
FNMA 30 Year, 4.50%, 4/01/39	United States	8,136,654	8,111,512
FNMA 30 Year, 5.00%, 4/01/34 - 5/01/38	United States	11,368,472	11,600,381
FNMA 30 Year, 5.50%, 8/01/33 - 5/01/36	United States	15,085,247	15,632,755
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	16,144,200	16,927,336
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	7,739,991	8,261,771
FNMA 30 Year, 7.50%, 9/01/31	United States	3,038	3,317

			62,449,974

Government National Mortgage Association (GNMA) Fixed Rate 0.4%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	1,634,120	1,675,839
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	2,198,618	2,282,226
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32	United States	15,270	16,445
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	110,210	120,177
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	2,403	2,632
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	457,520	466,267
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	541,358	563,884
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	198,124	211,854
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	56,436	61,432

			5,400,756

Total Mortgage-Backed Securities (Cost $116,444,149)			120,604,637

U.S. Government and Agency Securities 9.3%
FHLMC,
2.125%, 3/23/12	United States	3,000,000	3,029,925
3.75%, 6/28/13	United States	3,000,000	3,154,248
5.00%, 2/16/17	United States	3,000,000	3,268,098

FSI-26

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]		Value
U.S. Government and Agency Securities (continued)
FHLMC, (continued)
5.625%, 3/15/11	United States	5,500,000		$5,920,690
senior note, 4.75%, 3/05/12	United States	6,000,000		6,481,914
FNMA,
1.375%, 4/28/11	United States	5,500,000		5,517,705
4.125%, 4/15/14	United States	700,000		742,463
U.S. Treasury Bond,
4.50%, 2/15/16	United States	5,600,000		6,076,442
4.50%, 5/15/17	United States	7,500,000		8,095,320
7.125%, 2/15/23	United States	4,980,000		6,505,125
7.875%, 2/15/21	United States	3,600,000		4,887,565
U.S. Treasury Note,
3.50%, 12/15/09	United States	2,500,000		2,536,428
4.00%, 8/31/09	United States	2,900,000		2,919,033
4.00%, 2/15/15	United States	4,700,000		4,996,692
4.125%, 5/15/15	United States	10,400,000		11,102,010
4.25%, 8/15/14	United States	1,800,000		1,942,454
4.625%, 2/15/17	United States	4,400,000		4,788,441
4.75%, 8/15/17	United States	2,900,000		3,180,033
[l]Index Linked, 1.625%, 1/15/15	United States	3,350,003		3,333,253
[l]Index Linked, 2.00%, 1/15/14	United States	7,846,938		8,023,494
[l]Index Linked, 2.00%, 7/15/14	United States	4,524,689		4,629,322
[l]Index Linked, 2.00%, 1/15/16	United States	4,404,589		4,469,283
[l]Index Linked, 2.50%, 7/15/16	United States	5,806,949		6,091,849

Total U.S. Government and Agency Securities (Cost $108,622,609)				111,691,787

Foreign Government and Agency Securities 15.7%
Corporacion Andina De Fomento, 8.125%, 6/04/19	Supranational[m]	3,810,000		4,091,940
[c]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	United Arab Emirates	3,210,000		3,327,165
European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14	Supranational[m]	4,555,000	NZD	3,012,444
e,[n]Government of Argentina, senior bond, FRN, 1.683%, 8/03/12	Argentina	36,637,000		8,701,287
Government of Hungary,
3.50%, 7/18/16	Hungary	60,000	EUR	68,482
4.375%, 7/04/17	Hungary	225,000	EUR	268,402
5.75%, 6/11/18	Hungary	160,000	EUR	205,904
senior note, 3.875%, 2/24/20	Hungary	95,000	EUR	102,545
Government of Indonesia,
FR17, 13.15%, 1/15/12	Indonesia	2,300,000,000	IDR	245,604
FR19, 14.25%, 6/15/13	Indonesia	35,480,000,000	IDR	3,997,258
FR20, 14.275%, 12/15/13	Indonesia	23,637,000,000	IDR	2,688,470
FR26, 11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	183,835
FR34, 12.80%, 6/15/21	Indonesia	39,455,000,000	IDR	4,222,833
FR42, 10.25%, 7/15/27	Indonesia	28,000,000,000	IDR	2,359,050
[c]senior bond, 144A, 6.625%, 2/17/37	Indonesia	330,000		273,900
[c]senior bond, 144A, 7.75%, 1/17/38	Indonesia	4,000,000		3,680,000
[c]senior bond, 144A, 8.50%, 10/12/35	Indonesia	360,000		367,200
[c]senior note, 144A, 11.625%, 3/04/19	Indonesia	840,000		1,069,425
[o]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	1,190,000		780,938
Government of Malaysia,
2.509%, 8/27/12	Malaysia	3,600,000	MYR	1,010,095
3.461%, 7/31/13	Malaysia	6,400,000	MYR	1,825,691
3.756%, 4/28/11	Malaysia	18,465,000	MYR	5,377,912
3.814%, 2/15/17	Malaysia	11,400,000	MYR	3,182,076

FSI-27

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]		Value
Foreign Government and Agency Securities (continued)
Government of Malaysia, (continued)
4.24%, 2/07/18	Malaysia	6,600,000	MYR	$1,881,918
Government of Mexico,
8.00%, 12/17/15	Mexico	350,000	[p] MXN	2,692,655
10.00%, 12/05/24	Mexico	1,289,000	[p] MXN	11,090,497
Government of Poland,
5.75%, 4/25/14	Poland	8,010,000	PLN	2,520,458
5.75%, 9/23/22	Poland	19,100,000	PLN	5,722,066
6.25%, 10/24/15	Poland	9,100,000	PLN	2,917,220
[c]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	Qatar	3,270,000		3,364,012
Government of Russia,
[c]144A, 7.50%, 3/31/30	Russia	22,268,160		22,056,612
[o]senior bond, Reg S, 7.50%, 3/31/30	Russia	2,160,000		2,139,480
Government of South Africa,
6.875%, 5/27/19	South Africa	3,245,000		3,354,356
senior note, 5.875%, 5/30/22	South Africa	4,755,000		4,428,094
Government of Sweden,
4.00%, 12/01/09	Sweden	95,600,000	SEK	12,575,469
5.50%, 10/08/12	Sweden	13,990,000	SEK	2,007,450
Government of Venezuela,
10.75%, 9/19/13	Venezuela	2,305,000		1,913,150
[o]senior bond, Reg S, 5.375%, 8/07/10	Venezuela	3,035,000		2,860,488
KfW Bankengruppe, senior note, 6.50%, 11/15/11	Germany	3,588,000	NZD	2,401,641
Korea Development Bank, senior note, 8.00%, 1/23/14	South Korea	4,100,000		4,451,583
Korea Treasury Bond, 0400-1206, 4.00%, 6/10/12	South Korea	871,340,000	KRW	681,794
0475-1112, 4.75%, 12/10/11	South Korea	9,591,350,000	KRW	7,641,289
0525-1209, 5.25%, 9/10/12	South Korea	1,700,000,000	KRW	1,369,199
0525-2703, 5.25%, 3/10/27	South Korea	1,513,270,000	KRW	1,161,445
0550-1106, 5.50%, 6/10/11	South Korea	3,097,760,000	KRW	2,501,949
0550-1709, 5.50%, 9/10/17	South Korea	7,223,370,000	KRW	5,796,559
0575-1809, 5.75%, 9/10/18	South Korea	1,250,000,000	KRW	1,023,768
senior note, 7.125% 4/16/19	South Korea	4,190,000		4,526,943
New South Wales Treasury Corp., senior note, 5.50%, 3/01/17	Australia	3,540,000	AUD	2,740,695
Nota Do Tesouro Nacional,
10.082%, 1/01/12	Brazil	1,710	[q] BRL	852,736
10.082%, 1/01/14	Brazil	2,700	[q] BRL	1,278,374
10.082%, 1/01/17	Brazil	23,200	[q] BRL	10,351,899
[r]Index Linked, 6.00%, 5/15/15	Brazil	3,290	[q] BRL	2,979,730
[r]Index Linked, 6.00%, 5/15/45	Brazil	1,725	[q] BRL	1,499,658
Province of Ontario, 6.25%, 6/16/15	Canada	997,000	NZD	630,261
Queensland Treasury Corp.,
13, 6.00%, 8/14/13	Australia	600,000	AUD	490,203
17, 6.00%, 9/14/17	Australia	1,200,000	AUD	955,088
[c]144A, 7.125%, 9/18/17	Australia	5,640,000	NZD	3,779,816

Total Foreign Government and Agency Securities (Cost $200,031,495)				189,681,011

Municipal Bonds 2.9%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F1, 5.00%, 4/01/39	United States	315,000		293,785
California State GO,
6.00%, 4/01/38	United States	7,000,000		7,009,450
Refunding, 5.00%, 4/01/38	United States	12,000,000		10,056,960
Various Purpose, Refunding, 5.25%, 3/01/38	United States	2,335,000		2,044,129

FSI-28

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]	Value
Municipal Bonds (continued)
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	United States	940,000	$994,266
Chicago GO, Project and Refunding, Series A, FSA Insured, 5.00%, 1/01/25	United States	250,000	255,410
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A,
FGIC Insured, zero cpn., 8/01/27	United States	1,720,000	549,282
NATL Guarantee, zero cpn., 8/01/25	United States	2,500,000	932,600
NATL Guarantee, zero cpn., 8/01/26	United States	1,290,000	447,398
NATL Guarantee, zero cpn., 8/01/29	United States	1,720,000	460,805
District of Columbia University Revenue, Georgetown University, Refunding, Series D, BHAC Insured, 5.50%, 4/01/36	United States	805,000	827,218
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	United States	805,000	829,866
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	United States	1,250,000	1,252,375
Las Vegas Valley Water District GO, Refunding, Series A, MBIA Insured, 5.00%, 6/01/26	United States	205,000	206,656
Lewisville ISD, GO, School Building, 5.00%, 8/15/26	United States	285,000	298,270
Los Angeles USD, GO, Series I, 5.00%,
7/01/26	United States	95,000	95,073
7/01/27	United States	100,000	99,063
Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional Center, Assured Guaranty,
5.50%, 9/01/23	United States	835,000	915,962
6.00%, 9/01/28	United States	1,045,000	1,143,011
Metropolitan Water District of Southern California Waterworks Revenue, Series A, 5.00%, 7/01/37	United States	750,000	750,480
MTA Revenue,
Series B, Assured Guaranty, 5.25%, 11/15/20	United States	355,000	380,088
Transportation, Series A, FSA Insured, 5.50%, 11/15/21	United States	335,000	365,807
Palomar Pomerado Health GO, Election of 2004, Series A, MBIA Insured, 5.13%, 8/01/37	United States	1,085,000	992,840
Philadelphia GO, Series B, Assured Guaranty, 7.125%, 7/15/38	United States	465,000	496,541
Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32	United States	1,250,000	1,252,638
Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
8/01/27	United States	370,000	118,322
8/01/30	United States	370,000	92,482
8/01/32	United States	460,000	97,262
8/01/33	United States	245,000	47,981
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, AMBAC Insured, 5.00%, 11/01/27	United States	305,000	315,364
San Bernardino Community College District GO, Election of 2002, Series A,
6.375%, 8/01/26	United States	210,000	236,714
6.50%, 8/01/27	United States	305,000	344,427
6.50%, 8/01/28	United States	125,000	140,276
6.25%, 8/01/33	United States	315,000	338,190
San Mateo County Community College District GO, Election of 2001, Series C, MBIA Insured, zero cpn.,
9/01/30	United States	895,000	254,404
3/01/31	United States	245,000	66,593

Total Municipal Bonds (Cost $36,323,673)			35,001,988

Total Investments before Short Term Investments (Cost $1,191,937,882)			1,145,693,799

FSI-29

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[d]		Value
Short Term Investments 5.4%
Foreign Government and Agency Securities 0.9%
[s]Egypt Treasury Bills, 7/07/09 - 9/22/09	Egypt	32,375,000	EGP	$5,758,004
Government of Argentina, senior bond, amortization and cpn., 8/03/09	Argentina	36,637,000		4,509,145

Total Foreign Government and Agency Securities (Cost $5,997,057)				10,267,149

Total Investments before Money Market Funds (Cost $1,197,934,939)				1,155,960,948

		Shares
Money Market Funds (Cost $54,380,680) 4.5%
[t]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	54,380,680		54,380,680

Total Investments (Cost $1,252,315,619) 100.3%				1,210,341,628
Other Assets, less Liabilities (0.3)%				(4,173,735)

Net Assets 100.0%				$1,206,167,893

aRounds to less than 0.1% of net assets.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the aggregate value of these securities was $134,376,975, representing 11.14% of net assets.

dThe principal amount is stated in U.S. dollars unless otherwise indicated.

eThe coupon rate shown represents the rate at period end.

fSee Note 1(g) regarding senior floating rate interests.

gSee Note 8 regarding defaulted securities.

hA portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).

iIncome may be received in additional securities and/or cash.

jPerpetual security with no stated maturity date.

kSee Note 10 regarding other considerations.

lPrincipal amount of security is adjusted for inflation. See Note 1(i).

mA supranational organization is an entity formed by two or more central governments through international treaties.

nThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

oSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the aggregate value of these securities was $5,780,906, representing 0.48% of net assets.

pPrincipal amount is stated in 100 Mexican Peso Units.

qPrincipal amount is stated in 1,000 Brazilian Real Units.

rRedemption price at maturity is adjusted for inflation. See Note 1(i).

sThe security is traded on a discount basis with no stated coupon rate.

tSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

FSI-30

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund

At June 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Russian Ruble	MLCO	Buy	80,526,837	36,540,189	MXN	7/01/09	$—	$(190,282)
South Korean Won	JPHQ	Buy	2,568,000,000	2,130,943	CHF	7/09/09	54,764	—
South Korean Won	JPHQ	Sell	2,568,000,000	2,603,934	CHF	7/09/09	380,463	—
United States Dollar	JPHQ	Buy	2,500,000	1,625,678	EUR	7/10/09	219,810	—
South Korean Won	JPHQ	Buy	507,000,000	420,834	CHF	7/24/09	10,996	—
South Korean Won	JPHQ	Sell	507,000,000	510,625	CHF	7/24/09	71,643	—
Mexican Peso	CITI	Sell	3,907,000	277,507		7/31/09	—	(17,602)
New Zealand Dollar	DBAB	Sell	979,356	545,217		7/31/09	—	(85,324)
New Zealand Dollar	UBSW	Sell	394,863	218,087		7/31/09	—	(36,139)
New Zealand Dollar	DBAB	Sell	975,630	545,217		8/03/09	—	(82,800)
New Zealand Dollar	BZWS	Sell	381,918	218,087		8/03/09	—	(27,756)
Brazilian Real	DBAB	Sell	3,989,000	1,768,879		8/04/09	—	(253,589)
Indonesian Rupiah	HSBC	Buy	72,038,406,663	10,695,649	NZD	8/04/09	115,593	—
New Zealand Dollar	CITI	Sell	968,880	545,217		8/04/09	—	(78,414)
New Zealand Dollar	DBAB	Sell	386,535	218,087		8/04/09	—	(30,711)
New Zealand Dollar	BZWS	Sell	352,796	198,377		8/04/09	—	(28,704)
New Zealand Dollar	DBAB	Sell	526,935	297,566		8/05/09	—	(41,580)
New Zealand Dollar	CITI	Sell	695,629	396,754		8/06/09	—	(50,936)
New Zealand Dollar	FBCO	Sell	347,171	198,377		8/06/09	—	(25,054)
New Zealand Dollar	DBAB	Sell	689,485	394,364		8/07/09	—	(49,341)
New Zealand Dollar	CITI	Sell	686,387	394,364		8/07/09	—	(47,348)
New Zealand Dollar	FBCO	Sell	678,558	394,364		8/07/09	—	(42,310)
New Zealand Dollar	FBCO	Sell	339,958	197,182		8/10/09	—	(21,548)
New Zealand Dollar	FBCO	Sell	339,791	197,182		8/11/09	—	(21,426)
New Zealand Dollar	DBAB	Sell	1,636,187	964,287		8/12/09	—	(88,303)
Russian Ruble	DBAB	Buy	34,603,842	2,062,207	NZD	8/12/09	—	(228,981)
New Zealand Dollar	DBAB	Sell	1,935,551	23,455,969,704	VND	8/14/09	65,339	—
Russian Ruble	DBAB	Buy	34,287,311	2,048,716	NZD	8/14/09	—	(230,730)
New Zealand Dollar	FBCO	Sell	1,598,800	964,332		8/24/09	—	(63,385)
New Zealand Dollar	DBAB	Sell	1,591,000	962,125		8/26/09	—	(60,442)
South Korean Won	JPHQ	Buy	2,166,048,000	1,798,954	CHF	8/28/09	47,863	—
South Korean Won	JPHQ	Sell	2,166,048,000	2,154,178	CHF	8/28/09	279,215	—
Mexican Peso	DBAB	Sell	17,883,017	42,761,871	RUB	9/17/09	1,386	—
United States Dollar	UBSW	Buy	3,000,000	2,153,888	EUR	9/17/09	—	(20,566)
Chinese Yuan	HSBC	Buy	38,481,000	5,609,475		9/23/09	29,662	—
Russian Ruble	BZWS	Buy	25,213,795	1,199,478	AUD	9/24/09	—	(169,245)
Russian Ruble	BZWS	Buy	38,830,178	1,866,434	AUD	9/28/09	—	(276,957)
Vietnamese Dong	HSBC	Buy	9,689,431,018	786,825	AUD	10/07/09	—	(92,828)
Chinese Yuan	HSBC	Buy	3,198,979	691,178	AUD	10/13/09	—	(83,073)
Chinese Yuan	HSBC	Buy	3,285,166	697,590	AUD	10/19/09	—	(75,192)
Chinese Yuan	HSBC	Buy	4,344,052	628,025		10/23/09	9,215	—
Chinese Yuan	HSBC	Buy	7,365,718	1,059,186		10/26/09	21,436	—
Chinese Yuan	HSBC	Buy	4,405,928	628,969		10/27/09	17,447	—
Swiss Franc	UBSW	Buy	8,080,000	5,454,852	EUR	10/27/09	—	(201,927)
Swiss Franc	UBSW	Sell	8,080,000	5,467,587	EUR	10/27/09	219,786	—
New Zealand Dollar	CITI	Sell	1,568,941	964,332		11/30/09	—	(38,085)
New Zealand Dollar	UBSW	Sell	590,051	362,085		11/30/09	—	(14,907)
New Zealand Dollar	DBAB	Sell	586,497	360,901		11/30/09	—	(13,820)
Euro	UBSW	Sell	3,920,000	5,459,776		12/01/09	—	(36,911)
Mexican Peso	CITI	Sell	3,870,000	285,662		12/01/09	—	(1,584)
New Zealand Dollar	DBAB	Sell	1,189,026	723,249		12/02/09	—	(36,343)

FSI-31

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin Strategic Income Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
New Zealand Dollar	BZWS	Sell	978,196	604,525	12/02/09	$—	$(20,381)
New Zealand Dollar	FBCO	Sell	392,380	242,675	12/02/09	—	(7,991)
Euro	CITI	Sell	3,868,000	5,417,637	12/16/09	—	(6,058)
Mexican Peso	DBAB	Sell	27,600,000	2,000,797	12/17/09	—	(43,071)
Euro	DBAB	Sell	2,187,000	2,971,040	1/12/10	—	(95,552)
Singapore Dollar	HSBC	Sell	7,535,000	5,000,000	2/17/10	—	(197,496)
Singapore Dollar	BZWS	Sell	7,527,500	5,000,000	2/17/10	—	(192,322)
Singapore Dollar	UBSW	Sell	2,278,000	1,499,819	3/23/10	—	(71,439)
Indian Rupee	DBAB	Buy	20,841,000	402,771	4/09/10	25,304	—
Indian Rupee	DBAB	Buy	44,691,000	863,094	4/12/10	54,707	—
Indian Rupee	JPHQ	Buy	30,019,000	575,407	4/13/10	41,046	—
Indian Rupee	JPHQ	Buy	29,466,000	575,395	4/15/10	29,635	—
Indian Rupee	JPHQ	Buy	14,719,000	288,495	4/19/10	13,665	—
Indian Rupee	DBAB	Buy	10,360,000	201,949	4/19/10	10,727	—
Indian Rupee	DBAB	Buy	20,931,000	403,906	4/26/10	25,609	—
Chilean Peso	CITI	Buy	235,141,000	400,410	4/27/10	41,750	—
Chilean Peso	JPHQ	Buy	234,301,000	400,412	4/27/10	40,169	—
Indian Rupee	JPHQ	Buy	2,986,000	57,700	4/27/10	3,570	—
Chilean Peso	CITI	Buy	377,668,000	640,658	4/28/10	69,511	—
Chilean Peso	UBSW	Buy	47,289,000	80,083	4/28/10	8,840	—
Indian Rupee	JPHQ	Buy	14,815,000	288,510	4/28/10	15,468	—
Indian Rupee	JPHQ	Buy	14,829,000	288,502	4/30/10	15,729	—
Indian Rupee	DBAB	Buy	28,359,000	577,824	6/01/10	2,950	—
Indian Rupee	HSBC	Buy	841,000	17,340	6/02/10	—	(118)
Indian Rupee	HSBC	Buy	4,160,000	86,667	6/03/10	—	(1,482)
Indian Rupee	HSBC	Buy	27,770,000	577,819	6/04/10	—	(9,203)
Indian Rupee	DBAB	Buy	13,885,000	288,910	6/07/10	—	(4,649)
Indian Rupee	DBAB	Buy	7,004,000	145,311	6/08/10	—	(1,930)
Indian Rupee	HSBC	Buy	5,576,000	115,565	6/08/10	—	(1,416)
Indian Rupee	DBAB	Buy	5,655,000	116,238	6/10/10	—	(486)
Indian Rupee	BZWS	Buy	8,457,000	174,371	6/11/10	—	(1,274)
Indian Rupee	HSBC	Buy	5,667,000	116,246	6/11/10	—	(254)
Indian Rupee	DBAB	Buy	14,156,000	290,618	6/16/10	—	(954)
Indian Rupee	DBAB	Buy	12,894,000	261,542	6/21/10	2,225	—
Euro	UBSW	Sell	4,274,000	5,960,264	6/29/10	—	(35,723)

Unrealized appreciation (depreciation)						1,945,523	(3,555,942)

Net unrealized appreciation (depreciation)							$(1,610,419)

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page FSI-45.

The accompanying notes are an integral part of these financial statements.

FSI-32

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Strategic Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,197,934,939
Cost - Sweep Money Fund (Note 7)	54,380,680

Total cost of investments	$1,252,315,619

Value - Unaffiliated issuers	$1,155,960,948
Value - Sweep Money Fund (Note 7)	54,380,680

Total value of investments	1,210,341,628
Cash	665,519
Foreign currency, at value (cost $1,306,662)	1,310,783
Receivables:
Investment securities sold	1,065,072
Capital shares sold	934,786
Dividends and interest	16,034,119
Unrealized appreciation on forward exchange contracts	1,945,523
Other assets	1,401

Total assets	1,232,298,831

Liabilities:
Payables:
Investment securities purchased	21,067,167
Capital shares redeemed	628,205
Affiliates	607,780
Unrealized depreciation on forward exchange contracts	3,555,942
Accrued expenses and other liabilities	271,844

Total liabilities	26,130,938

Net assets, at value	$1,206,167,893

Net assets consist of:
Paid-in capital	$1,306,167,159
Undistributed net investment income	12,700,268
Net unrealized appreciation (depreciation)	(43,414,931)
Accumulated net realized gain (loss)	(69,284,603)

Net assets, at value	$1,206,167,893

The accompanying notes are an integral part of these financial statements.

FSI-33

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Franklin Strategic Income Securities Fund
Class 1:
Net assets, at value	$1,049,537,207

Shares outstanding	95,529,513

Net asset value and maximum offering price per share	$10.99

Class 2:
Net assets, at value	$47,973,151

Shares outstanding	4,444,651

Net asset value and maximum offering price per share	$10.79

Class 4:
Net assets, at value	$108,657,535

Shares outstanding	9,940,039

Net asset value and maximum offering price per share	$10.93

The accompanying notes are an integral part of these financial statements.

FSI-34

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin Strategic Income Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$466,859
Sweep Money Fund (Note 7)	22,812
Interest	35,995,861

Total investment income	36,485,532

Expenses:
Management fees (Note 3a)	1,911,181
Administrative fees (Note 3b)	1,062,725
Distribution fees: (Note 3c)
Class 2	48,810
Class 4	141,334
Unaffiliated transfer agent fees	625
Custodian fees (Note 4)	94,527
Reports to shareholders	50,432
Professional fees	35,443
Trustees’ fees and expenses	2,997
Other	35,308

Total expenses	3,383,382
Expense reductions (Note 4)	(1,852)

Net expenses	3,381,530

Net investment income	33,104,002

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(32,319,885)
Foreign currency transactions	21,359,558

Net realized gain (loss)	(10,960,327)

Net change in unrealized appreciation (depreciation) on:
Investments	130,035,803
Translation of other assets and liabilities denominated in foreign currencies	(21,339,823)

Net change in unrealized appreciation (depreciation)	108,695,980

Net realized and unrealized gain (loss)	97,735,653

Net increase (decrease) in net assets resulting from operations	$130,839,655

The accompanying notes are an integral part of these financial statements.

FSI-35

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Strategic Income Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$33,104,002	$64,527,920
Net realized gain (loss) from investments and foreign currency transactions	(10,960,327)	(45,932,001)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	108,695,980	(149,242,637)

Net increase (decrease) in net assets resulting from operations	130,839,655	(130,646,718)

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(82,420,054)	(75,447,333)
Class 2	(3,695,069)	(2,134,730)
Class 4	(8,181,980)	(378,318)
Net realized gains:
Class 1	—	(2,612,141)
Class 2	—	(75,424)
Class 4	—	(13,098)

Total distributions to shareholders	(94,297,103)	(80,661,044)

Capital share transactions: (Note 2)
Class 1	112,639,402	17,384,945
Class 2	13,721,864	14,711,199
Class 4	46,984,622	64,028,404

Total capital share transactions	173,345,888	96,124,548

Net increase (decrease) in net assets	209,888,440	(115,183,214)
Net assets:
Beginning of period	996,279,453	1,111,462,667

End of period	$1,206,167,893	$996,279,453

Undistributed net investment income included in net assets:
End of period	$12,700,268	$73,893,369

The accompanying notes are an integral part of these financial statements.

FSI-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Strategic Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2009, 96.70% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, municipal securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call

FSI-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Security Valuation (continued)

into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

FSI-38

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

See Note 9 regarding other derivative information.

e. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

f. Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These

FSI-39

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Security Transactions, Investment Income, Expenses and Distributions (continued)

differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,228,818	$69,506,055	6,009,961	$75,187,150
Shares issued in reinvestment of distributions	7,520,078	82,420,054	6,504,956	78,059,474
Shares redeemed	(3,610,659)	(39,286,707)	(12,154,687)	(135,861,679)

Net increase (decrease)	10,138,237	$112,639,402	360,230	$17,384,945

Class 2 Shares:
Shares sold	1,342,039	$14,650,160	1,884,648	$21,711,802
Shares issued in reinvestment of distributions	343,408	3,695,069	186,984	2,210,154
Shares redeemed	(426,226)	(4,623,365)	(839,920)	(9,210,757)

Net increase (decrease)	1,259,221	$13,721,864	1,231,712	$14,711,199

FSI-40

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 4 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,757,653	$41,401,080	5,781,965	$65,263,343
Shares issued on reinvestment of distributions	750,642	8,181,980	32,643	391,067
Shares redeemed	(237,272)	(2,598,438)	(145,592)	(1,626,006)

Net increase (decrease)	4,271,023	$46,984,622	5,669,016	$64,028,404

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.425%	Up to and including $500 million
0.325%	Over $500 million, up to and including $1 billion
0.280%	Over $1 billion, up to and including $1.5 billion
0.235%	Over $1.5 billion, up to and including $6.5 billion
0.215%	Over $6.5 billion, up to and including $11.5 billion
0.200%	Over $11.5 billion, up to and including $16.5 billion
0.190%	Over $16.5 billion, up to and including $19 billion
0.180%	Over $19 billion, up to and including $21.5 billion
0.170%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively.

FSI-41

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $40,547,914 expiring in 2016.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $16,985,425 and $694,309, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,255,178,621

Unrealized appreciation	$41,967,439
Unrealized depreciation	(86,804,432)

Net unrealized appreciation (depreciation)	$(44,836,993)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, bond discounts and premiums and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $387,004,063 and $249,780,600, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

FSI-42

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

8. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2009, the Fund had 38.80% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2009, the aggregate value of these securities was $9,835,662, representing 0.82% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. OTHER DERIVATIVE INFORMATION

At June 30, 2009, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$1,945,523	Unrealized depreciation on forward exchange contracts	$3,555,942

For the period ended June 30, 2009, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Operations Locations	Realized Gain (Loss) for the Period Ended June 30, 2009	Unrealized Appreciation (Depreciation) for the Period Ended June 30, 2009	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$21,850,523	$(21,658,688)	220,796,309

aRepresents the average notional amount outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into US dollars.

See Note 1(d) regarding derivative financial instruments.

10. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund’s Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors’ committees which, pursuant to the Fund’s policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

11. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior

FSI-43

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

11. CREDIT FACILITY (continued)

unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $870 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments:[a]
Banks	$85,400	$40,295	$—	$125,695
Diversified Financials	—	345,821	—	345,821
Senior Floating Rate Interests	4,779,586	120,927,039	—	125,706,625
Corporate Bonds & Notes	—	484,339,516	—	484,339,516
Convertible Bonds	—	1,742,500	—	1,742,500
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	76,454,219	—	76,454,219
Mortgage-Backed Securities	—	120,604,637	—	120,604,637
U.S. Government and Agency Securities	—	111,691,787	—	111,691,787
Foreign Government and Agency Securities	10,840,767	178,840,244	—	189,681,011
Municipal Bonds	—	35,001,988	—	35,001,988
Short Term Investments	54,380,680	10,267,149	—	64,647,829

Total Investments in Securities	$70,086,433	$1,140,255,195	$—	$1,210,341,628

Forward Exchange Contracts	—	1,945,523	—	1,945,523
Liabilities:
Forward Exchange Contracts	—	3,555,942	—	3,555,942

aIncludes preferred stock.

FSI-44

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

12. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Beginning Balance	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out) of Level 3	Ending Balance	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets
Equity Securities - Diversified Financials	$285,420	$—	$—	$—	$(285,420)	$—	$—

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

EGP - Egyptian Pound

EUR - Euro

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

VND - Vietnamese Dong

Selected Portfolio

AMBAC - American Municipal Bond Assurance Corp.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

FSA - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

GO - General Obligation

ID - Improvement District

ISD - Independent School District

L/C - Letter to Credit

MBIA - Municipal Bond Investors Assurance Corp. (effective February 18, 2009, MBIA spun-off and established National Public Financial Guarantee Corp. as a subsidiary under MBIA)

MTA - Metropolitan Transit Authority

NATL - National Public Financial Guarantee Corp.

PIK - Payment-In-Kind

SF - Single Family

USD - Unified/Union School District

Counterparty

BZWS - Barclays Bank PLC

CITI - Citibank N.A.

DBAB - Deutsche Bank AG

FBCO - Credit Suisse International

HSBC - HSBC Bank USA

JPHQ - JPMorgan Chase Bank, N.A.

MLCO - Merrill Lynch Capital Services, Inc.

UBSW - UBS AG

FSI-45

 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND

We are pleased to bring you Franklin Templeton VIP Founding Funds Allocation Fund’s semiannual report for the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Templeton VIP Founding Funds Allocation Fund – Class 1 delivered a +7.51% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Templeton VIP Founding Funds Allocation Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FFA-1

Fund Goals and Main Investments: Franklin Templeton VIP Founding Funds Allocation Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmarks, the Standard & Poor’s 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, which had total returns of +3.16% and +6.79% for the same period.1

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Despite rising unemployment, near period-end home sales edged higher, the decline in manufacturing activity slowed and consumer confidence started to pick up. Economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.2 June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.3 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.3

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans — including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: New York Mercantile Exchange.

3. Source: Bureau of Labor Statistics.

Fund Risks: Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund may be subject to those same risks. Investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Because the underlying funds invest in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s and underlying funds’ prospectuses also include descriptions of the main investment risks.

FFA-2

projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal.

Most U.S. stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader S&P 500 posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.1

Global equities followed the same trend. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period’s final weeks, global equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI.

FFA-3

deflation was recorded for the first time since data began in 1997.4 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.5

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations seeking to maintain equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among the underlying funds and their investments in domestic and foreign equities, fixed income securities, and short-term investments and other net assets.

During the period under review, Franklin Income Securities Fund – Class 1 and Mutual Shares Securities Fund – Class 1 each outperformed the S&P 500. On the other hand, Templeton Growth Securities Fund – Class 1 underperformed the MSCI World Index.

Thank you for your participation in Franklin Templeton VIP Founding Funds Allocation Fund. We look forward to serving your future investment needs.

4. Source: European Communities Eurostat.

5. Source: People’s Bank of China.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FFA-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Templeton VIP Founding Funds Allocation Fund – Class 1

FFA-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09	Fund-Level Expenses Incurred During Period** 1/1/09–6/30/09
Actual	$1,000	$1,075.10	$0.57	$3.96
Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.55	$3.86

*Expenses are calculated using the most recent six-month annualized expense ratio excluding expenses of the underlying funds, net of expense waivers, for the Fund’s Class 1 shares (0.11%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month annualized expense ratio including expenses of the underlying funds, net of expense waivers, for the Fund’s Class 1 shares (0.77%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FFA-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 1			2008	2007[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$5.61		$9.33	$10.00

Income from investment operations[b]:
Net investment income (loss)[c,d]	0.24		0.28	(0.19)
Net realized and unrealized gains (losses)	0.19		(3.64)	(0.48)

Total from investment operations	0.43		(3.36)	(0.67)

Less distributions from:
Net investment income	—	[e]	(0.19)	—
Net realized gains	—		(0.17)	—

Total distributions	—	[e]	(0.36)	—

Net asset value, end of period	$6.04		$5.61	$9.33

Total return[f]	7.51%		(35.75)%	(6.70)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.12%		0.13%	0.41%
Expenses net of waiver and payments by affiliates[h]	0.11%		0.13%	0.41%
Net investment income (loss)	10.42%		3.81%	(0.41)%

Supplemental data
Net assets, end of period (000’s)	$393		$339	$466
Portfolio turnover rate	6.11%		22.09%	0.04%

aFor the period July 2, 2007 (commencement of operations) to December 31, 2007.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the period ended June 30, 2009.

The accompanying notes are an integral part of these financial statements.

FFA-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 2			2008	2007[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$5.61		$9.31	$10.00

Income from investment operations[b]:
Net investment income (loss)[c,d]	0.23		0.27	(0.03)
Net realized and unrealized gains (losses)	0.18		(3.63)	(0.66)

Total from investment operations	0.41		(3.36)	(0.69)

Less distributions from:
Net investment income	—	[e]	(0.17)	—
Net realized gains	—		(0.17)	—

Total distributions	—	[e]	(0.34)	—

Net asset value, end of period	$6.02		$5.61	$9.31

Total return[f]	7.34%		(35.87)%	(6.90)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.37%		0.38%	0.66%
Expenses net of waiver and payments by affiliates[h]	0.36%		0.38%	0.66%
Net investment income (loss)	10.17%		3.56%	(0.66)%

Supplemental data
Net assets, end of period (000’s)	$398,669		$338,320	$131,710
Portfolio turnover rate	6.11%		22.09%	0.04%

aFor the period July 2, 2007 (commencement of operations) to December 31, 2007.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the period ended June 30, 2009.

The accompanying notes are an integral part of these financial statements.

FFA-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2009 (unaudited)		Period Ended December 31,
Class 4			2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$5.62		$8.65

Income from investment operations[b]:
Net investment income[c,d]	0.32		0.19
Net realized and unrealized gains (losses)	0.09		(2.87)

Total from investment operations	0.41		(2.68)

Less distributions from:
Net investment income	—	[e]	(0.18)
Net realized gains	—		(0.17)

Total distributions	—	[e]	(0.35)

Net asset value, end of period	$6.03		$5.62

Total return[f]	7.33%		(30.81)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.47%		0.48%
Expenses net of waiver and payments by affiliates[h]	0.46%		0.48%
Net investment income	10.07%		3.46%

Supplemental data
Net assets, end of period (000’s)	$582,570		$263,001
Portfolio turnover rate	6.11%		22.09%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the period ended June 30, 2009.

The accompanying notes are an integral part of these financial statements.

FFA-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 32.8%
Mutual Shares Securities Fund, Class 1	25,740,260	$321,753,246

Domestic Hybrid 32.9%
Franklin Income Securities Fund, Class 1	26,911,647	322,670,641

Foreign Equity 32.7%
Templeton Growth Securities Fund, Class 1	37,842,350	321,281,554

Total Investments in Underlying Funds (Cost $1,089,129,178) 98.4%		965,705,441
Other Assets, less Liabilities 1.6%		15,925,935

Net Assets 100.0%		$981,631,376

aSee Note 6 regarding investments in Underlying Funds.

The accompanying notes are an integral part of these financial statements.

FFA-10

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund
Assets:
Investments in Underlying Funds (Note 6) :
Cost	$1,089,129,178

Value	$965,705,441
Cash	13,427,630
Receivables from capital shares sold	3,574,974
Other assets	844

Total assets	982,708,889

Liabilities:
Payables:
Capital shares redeemed	514,546
Affiliates	522,383
Accrued expenses and other liabilities	40,584

Total liabilities	1,077,513

Net assets, at value	$981,631,376

Net assets consist of:
Paid-in capital	$1,145,528,786
Undistributed net investment income	35,764,119
Net unrealized appreciation (depreciation)	(123,423,737)
Accumulated net realized gain (loss)	(76,237,792)

Net assets, at value	$981,631,376

Class 1:
Net assets, at value	$393,154

Shares outstanding	65,116

Net asset value and maximum offering price per share	$6.04

Class 2:
Net assets, at value	$398,668,597

Shares outstanding	66,206,945

Net asset value and maximum offering price per share	$6.02

Class 4:
Net assets, at value	$582,569,625

Shares outstanding	96,637,644

Net asset value and maximum offering price per share	$6.03

The accompanying notes are an integral part of these financial statements.

FFA-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2009 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 6)	$37,238,714

Expenses:
Administrative fees (Note 3a)	352,447
Distribution fees: (Note 3b)
Class 2	439,934
Class 4	618,620
Unaffiliated transfer agent fees	841
Reports to shareholders	45,722
Registration and filing fees	5,291
Professional fees	13,768
Trustees’ fees and expenses	1,579
Other	8,525

Total expenses	1,486,727
Expenses waived/paid by affiliates (Note 3d)	(27,817)

Net expenses	1,458,910

Net investment income	35,779,804

Realized and unrealized gains (losses):
Net realized gain (loss) from sale of investments in Underlying Funds	(31,994,812)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	65,275,621

Net realized and unrealized gain (loss)	33,280,809

Net increase (decrease) in net assets resulting from operations	$69,060,613

The accompanying notes are an integral part of these financial statements.

FFA-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton VIP Founding Funds Allocation Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$35,779,804	$13,322,810
Net realized gain (loss) from Underlying Funds	(31,994,812)	(25,937,367)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	65,275,621	(187,235,978)

Net increase (decrease) in net assets resulting from operations	69,060,613	(199,850,535)

Distributions to shareholders from:
Net investment income:
Class 1	(130)	(10,512)
Class 2	(132,931)	(9,341,768)
Class 4	(181,405)	(6,456,197)
Net realized gains:
Class 1	—	(9,690)
Class 2	—	(9,265,863)
Class 4	—	(6,240,747)

Total distributions to shareholders	(314,466)	(31,324,777)

Capital share transactions: (Note 2)
Class 1	25,043	90,126
Class 2	31,440,691	361,467,772
Class 4	279,759,168	339,101,312

Total capital share transactions	311,224,902	700,659,210

Net increase (decrease) in net assets	379,971,049	469,483,898
Net assets:
Beginning of period	601,660,327	132,176,429

End of period	$981,631,376	$601,660,327

Undistributed net investment income included in net assets:
End of period	$35,764,119	$298,781

The accompanying notes are an integral part of these financial statements.

FFA-13

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Templeton VIP Founding Funds Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for the two open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FFA-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	2009		2008
	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,587	$35,104	13,307	$107,831
Shares issued in reinvestment of distributions	22	130	3,776	20,201
Shares redeemed	(1,913)	(10,191)	(6,663)	(37,906)

Net increase (decrease)	4,696	$25,043	10,420	$90,126

Class 2 Shares:
Shares sold	9,898,115	$53,341,193	47,997,548	$380,425,736
Shares issued in reinvestment of distributions	22,118	132,931	3,484,575	18,607,631
Shares redeemed	(4,059,113)	(22,033,433)	(5,276,048)	(37,565,595)

Net increase (decrease)	5,861,120	$31,440,691	46,206,075	$361,467,772

Class 4 Shares:
Shares sold	63,688,967	$350,919,899	62,420,570	$442,309,673
Shares issued on reinvestment of distributions	30,134	181,405	2,373,260	12,696,943
Shares redeemed	(13,913,201)	(71,342,136)	(17,962,086)	(115,905,304)

Net increase (decrease)	49,805,900	$279,759,168	46,831,744	$339,101,312

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FFA-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.10% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

FT Services agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through April 30, 2010. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. After April 30, 2010, FT Services may discontinue this waiver at any time upon notice to the Fund’s Board of Trustees.

4. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses of $24,704.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,165,342,266

Unrealized appreciation	$—
Unrealized depreciation	(199,636,825)

Net unrealized appreciation (depreciation)	$(199,636,825)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of offering costs and short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2009, aggregated $384,238,714 and $43,220,163, respectively.

FFA-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

6. INVESTMENTS IN UNDERLYING FUNDS

The Fund invests primarily in the Underlying Funds which are managed by Franklin Advisers Inc. (Advisers), an affiliate of FT Services, or an affiliate of Advisers. The Fund does not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2009, the Fund held the following positions which exceed 5% of the Underlying Funds’ shares outstanding:

Name of Issuer	% of Shares Held
Templeton Growth Securities Fund	15.80%
Mutual Shares Securities Fund	8.14%
Franklin Income Securities Fund	5.18%

7. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $662 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

At June 30, 2009, all the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENT

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

FFA-17

FRANKLIN U.S. GOVERNMENT FUND

This semiannual report for Franklin U.S. Government Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin U.S. Government Fund – Class 1 delivered a +1.13% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin U.S. Government Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin U.S. Government Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests primarily in fixed and variable rate mortgage-backed securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund outperformed the Barclays Capital U.S. Government: Intermediate Index’s -1.52% total return and underperformed the Lipper VIP General U.S. Government Funds Classification Average’s +1.81% total return.1

Economic and Market Overview

During the six-month period ended June 30, 2009, economic conditions deteriorated. In February, The Conference Board’s Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as stock markets declined. Despite far-reaching government interventions, the nation’s economic troubles worsened as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices fell at an accelerated rate. Jobless claims mounted and the unemployment rate rose to 9.5% by period-end.2 Economic growth, as measured by gross domestic product (GDP), fell in 2009’s first and second quarters at annualized rates of 6.4% and an estimated 1.0%, reflecting broad-based slowdowns in consumer spending, corporate profits and export growth.

Oil prices rose from $44 per barrel in December 2008 to $70 per barrel at period-end; however, inflation remained muted as most commodity prices were well below 2008 levels. June’s inflation rate was an annualized -1.4%.2 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.2 The core personal consumption expenditures price index reported a 12-month increase of 1.5%.3

A slowing economy and decelerating inflation prompted policymakers to keep interest rates low and enact stimulus plans. During the period under review, the Fed kept the federal funds target rate in a range of

1. Sources: © 2009 Morningstar; Lipper, Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Economic Analysis.

Fund Risks: Interest rate movements and mortgage prepayment rates may impact the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund’s portfolio adjust to a rise in interest rates, the Fund’s share price may decline. U.S. government securities owned by the Fund, but not shares of the Fund, may be guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions. The Fund’s prospectus also includes a description of the main investment risks.

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0% to 0.25%. The government implemented the American Recovery and Reinvestment Act, which included tax breaks, money for ailing state governments, aid to the poor and unemployed, and spending on infrastructure, renewable energy, health care and education. The Fed and U.S. Treasury Department also continued programs designed to shore up beleaguered banks’ capital, enable freer lending to businesses and consumers, and help struggling home buyers avoid foreclosure.

Most Treasury prices declined during the period, and fixed income spreads were generally wide relative to Treasury yields due to heightened market turbulence and risk aversion. The spread between two-year and 10-year Treasury yields rose to 242 basis points (100 basis points equal one percentage point) at the end of June from 149 basis points at the beginning of the reporting period. The two-year Treasury bill yield rose slightly from 0.76% to 1.11% over the six-month period, while the 10-year Treasury note yield increased from 2.25% to 3.53%.

Investment Strategy

Using our straightforward investment approach, we seek to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities. Analyzing securities using proprietary and nonproprietary research, we seek to identify attractive investment opportunities.

Manager’s Discussion

The six-month period ended June 30, 2009 offered several months of encouraging economic news. Even with the return of volatility and a rise in interest rates toward the latter part of the period, rates remained low on a historical basis at period-end. In addition, credit markets improved and spreads tightened across sectors. Despite some volatility, the overall mortgage-backed securities (MBS) market posted positive returns during the period. Ginnie Mae (GNMA) MBS remained relatively attractive as they outperformed comparable high credit-quality U.S. Treasuries, with 3.01% excess returns for the period.4 At the end of the period, the GNMA current coupon yielded 4.58%, which offered us an income opportunity we viewed as attractive over both the five- and 10-year Treasury notes, which yielded 2.56% and 3.53%.

4. Source: Barclays Capital. Excess returns are the difference between total returns of the securities and an implied Treasury portfolio matching the term-structure profile of those securities.

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Over the period, the GNMA II sector (composed of multiple-issuer pools) richened versus the GNMA I sector (composed of single-issuer pools). Overall, higher coupon GNMAs (6.0% and 6.5%) outperformed their lower coupon counterparts (4.5% and 5.0%).

The Fed continued to steadily buy agency MBS, and we believe its continued presence could provide MBS some protection from the downside. The announcement of the Fed’s MBS purchase programs at the end of November initially boosted MBS performance. However, the market started to focus on the end dates for these programs, creating less favorable technical conditions. As rates rose in June, MBS performance stalled and mortgage basis volatility increased. The rise in Treasury and mortgage rates lessened prepayment risk for higher coupon MBS. According to our research, declining home price appreciation, loss of home equity and tighter underwriting standards could also curb current prepayment activity.

Franklin U.S. Government Fund uses a consistent and disciplined approach when applying its investment strategy. The Fund takes a collateral-based research approach to uncover opportunities across the GNMA universe. We believe our experience and investment in new technologies can help us identify specified pools and individual securities that offer strong cash-flow fundamentals and valuations. Over the period, we marginally decreased the Fund’s allocation to GNMA II securities, as we believed GNMA Is offered better value. In some cases we swapped GNMA IIs into GNMA Is. We reduced the Fund’s allocation to some higher coupon MBS in favor of lower coupon MBS.

Thank you for your participation in Franklin U.S. Government Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin U.S. Government Fund – Class 1

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,011.30	$2.59
Hypothetical (5% return before expenses)	$1,000	$1,022.22	$2.61

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.52%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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SUPPLEMENT DATED JULY 22, 2009

TO THE PROSPECTUS DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

OF FRANKLIN U.S. GOVERNMENT FUND (FUND)

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended by replacing the disclosure under “Main Risks – Mortgage Dollar Rolls” in its entirety with the following:

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Fund’s portfolio and increase the Fund’s sensitivity to interest rate changes.

Please keep this supplement for future reference.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin U.S. Government Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.19	$12.89	$12.69	$12.75	$12.99	$13.22

Income from investment operations[a]:
Net investment income[b]	0.27	0.58	0.61	0.59	0.54	0.51
Net realized and unrealized gains (losses)	(0.12)	0.39	0.22	(0.07)	(0.20)	(0.05)

Total from investment operations	0.15	0.97	0.83	0.52	0.34	0.46

Less distributions from net investment income	(0.54)	(0.67)	(0.63)	(0.58)	(0.58)	(0.69)

Net asset value, end of period	$12.80	$13.19	$12.89	$12.69	$12.75	$12.99

Total return[c]	1.13%	7.91%	6.85%	4.31%	2.65%	3.71%
Ratios to average net assets[d]
Expenses[e]	0.52%	0.53%	0.53%	0.54%	0.52%	0.54%
Net investment income	4.08%	4.54%	4.83%	4.67%	4.18%	3.90%

Supplemental data
Net assets, end of period (000’s)	$168,062	$173,018	$167,700	$187,867	$217,165	$259,833
Portfolio turnover rate	10.38%	17.06%	27.50%	23.46%	21.46%	75.93%
Portfolio turnover rate excluding mortgage dollar rolls[f]	10.38%	17.06%	27.50%	23.46%	15.62%	33.63%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton

Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(c) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin U.S. Government Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.99	$12.71	$12.52	$12.59	$12.84	$13.08

Income from investment operations[a]:
Net investment income[b]	0.25	0.54	0.57	0.55	0.50	0.47
Net realized and unrealized gains (losses)	(0.12)	0.38	0.22	(0.07)	(0.20)	(0.04)

Total from investment operations	0.13	0.92	0.79	0.48	0.30	0.43

Less distributions from net investment income	(0.51)	(0.64)	(0.60)	(0.55)	(0.55)	(0.67)

Net asset value, end of period	$12.61	$12.99	$12.71	$12.52	$12.59	$12.84

Total return[c]	1.01%	7.59%	6.61%	4.02%	2.40%	3.48%
Ratios to average net assets[d]
Expenses[e]	0.77%	0.78%	0.78%	0.79%	0.77%	0.79%
Net investment income	3.83%	4.29%	4.58%	4.42%	3.93%	3.65%

Supplemental data
Net assets, end of period (000’s)	$501,188	$450,603	$379,386	$374,323	$379,662	$332,373
Portfolio turnover rate	10.38%	17.06%	27.50%	23.46%	21.46%	75.93%
Portfolio turnover rate excluding mortgage dollar rolls[f]	10.38%	17.06%	27.50%	23.46%	15.62%	33.63%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton

Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(c) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin U.S. Government Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.15	$13.19

Income from investment operations[b]:
Net investment income[c]	0.24	0.45
Net realized and unrealized gains (losses)	(0.11)	0.18

Total from investment operations	0.13	0.63

Less distributions from net investment income	(0.50)	(0.67)

Net asset value, end of period	$12.78	$13.15

Total return[d]	1.00%	5.14%
Ratios to average net assets[e]
Expenses	0.87%	0.88%
Net investment income	3.73%	4.19%

Supplemental data
Net assets, end of period (000’s)	$5	$5
Portfolio turnover rate	10.38%	17.06%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton

Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin U.S. Government Fund	Principal Amount	Value
Mortgage-Backed Securities 62.9%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 4.005%, 2/01/19	$146,419	$147,920
FHLMC, 4.395%, 6/01/22	208,395	210,643

		358,563

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.1%
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 6/01/37	13,224,826	13,502,336
FHLMC Gold 30 Year, 5.50%, 11/01/34	7,902,927	8,194,270
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35	3,608,278	3,742,072
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	8,797,138	9,247,334
FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35	3,119,850	3,342,049
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	1,160,808	1,265,414
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	64,541	70,256
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22	46,575	51,191
FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31	1,585,566	1,762,384
FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17	8,598	9,280
FHLMC PC 30 Year, 8.50%, 9/01/20	2,384	2,589

		41,189,175

[a]Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%
FNMA, 4.041%, 1/01/18	1,242,897	1,249,815
FNMA, 4.218%, 9/01/18	412,630	416,733
FNMA, 4.26%, 2/01/19	179,646	180,917
FNMA, 6.259%, 3/01/20	117,736	121,113
FNMA, 6.335%, 7/01/19	165,889	166,922

		2,135,500

Federal National Mortgage Association (FNMA) Fixed Rate 11.6%
FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17	1,316,005	1,390,701
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	1,374,001	1,464,376
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35	7,938,940	8,114,791
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	14,466,625	15,006,501
FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34	2,919,839	3,070,953
FNMA 30 Year, 6.00%, 2/01/36	6,390,167	6,694,823
FNMA 30 Year, 6.00%, 2/01/36	6,523,361	6,834,367
FNMA 30 Year, 6.00%, 3/01/36	11,288,581	11,826,773
FNMA 30 Year, 6.00%, 2/01/37	6,395,751	6,694,678
FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32	2,749,262	2,964,895
FNMA 30 Year, 6.50%, 9/01/36	6,582,266	7,022,584
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	129,456	141,185
FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25	236,186	257,618
FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21	4,891	5,362
FNMA 30 Year, 9.00%, 10/01/26	629,150	689,205
FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20	65,970	72,274
FNMA PL 30 Year, 5.50%, 4/01/34	5,155,557	5,325,852

		77,576,938

Government National Mortgage Association (GNMA) Fixed Rate 44.8%
GNMA I SF 30 Year, 4.50%, 1/15/39 - 3/15/39	15,342,293	15,350,329
GNMA I SF 30 Year, 4.50%, 3/15/39	7,917,588	7,922,227
GNMA I SF 30 Year, 4.50%, 3/15/39	7,968,660	7,973,329
GNMA I SF 30 Year, 5.00%, 6/15/30 - 3/15/39	34,827,591	35,670,900
GNMA I SF 30 Year, 5.50%, 4/15/37	6,673,512	6,906,563
GNMA I SF 30 Year, 5.50%, 11/15/28 - 8/15/38	50,999,300	52,875,019

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I SF 30 Year, 6.00%, 11/15/23 - 9/15/38	$37,259,446	$38,917,721
GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38	9,791,281	10,498,032
GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32	2,519,713	2,744,827
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	2,294,828	2,507,895
GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24	677,269	742,629
GNMA I SF 30 Year, 8.25%, 4/15/25	20,621	22,214
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	211,458	229,083
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	81,476	88,345
GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21	259,155	284,154
GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21	153,578	167,568
GNMA II SF 30 Year, 5.00%, 9/20/33	8,046,579	8,197,076
GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33	4,515,672	4,602,794
GNMA II SF 30 Year, 5.00%, 8/20/35	7,262,591	7,396,613
GNMA II SF 30 Year, 5.50%, 2/20/36	18,912,390	19,511,398
GNMA II SF 30 Year, 5.50%, 5/20/34 - 7/20/38	37,232,646	38,422,568
GNMA II SF 30 Year, 6.00%, 1/20/36	8,626,697	8,982,602
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/38	18,439,086	19,233,575
GNMA II SF 30 Year, 6.00%, 12/20/38	6,688,221	6,975,376
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	2,704,865	2,905,123
GNMA II SF 30 Year, 7.00%, 5/20/32	44,570	48,241
GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33	502,934	547,708
GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26	44,534	48,724
GNMA II SF 30 Year, 9.50%, 4/20/25	3,243	3,600

		299,776,233

Total Mortgage-Backed Securities (Cost $409,282,696)		421,036,409

U.S. Government and Agency Securities 31.5%
FFCB, 4.45%, 8/27/10	15,000,000	15,657,015
FHLB,
2.75%, 6/18/10	6,000,000	6,130,998
3.625%, 5/29/13	4,500,000	4,686,548
4.875%, 5/14/10	10,000,000	10,383,140
5.125%, 8/14/13	11,000,000	12,071,631
5.375%, 8/19/11	12,000,000	12,970,092
FHLMC,
3.75%, 3/27/19	13,000,000	12,800,177
5.125%, 11/17/17	10,000,000	10,994,140
[b]FICO,
15, Strip, 3/07/16	15,000,000	11,257,740
16, Strip, 10/05/10	4,745,000	4,647,637
FNMA,
1.75%, 3/23/11	7,000,000	7,070,756
2.875%, 10/12/10	29,500,000	30,318,212
HUD, 96-A,
7.63%, 8/01/14	2,080,000	2,086,700
7.66%, 8/01/15	2,350,000	2,358,014
SBA,
1995-20L, 1, PC, 6.45%, 12/01/15	589,973	635,581
1996-20L, 1, PC, 6.70%, 12/01/16	624,615	676,579
1997-20G, 1, PC, 6.85%, 7/01/17	771,263	819,206
1998-20I, 1, PC, 6.00%, 9/01/18	2,073,260	2,205,217

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
U.S. Government and Agency Securities (continued)
SBA, (continued)
[a]FRN, 2.85%, 6/25/19	$430,516	$428,524
[a]FRN, 3.125%, 3/25/18	656,342	656,744
TVA,
5.88%, 4/01/36	10,000,000	10,671,090
zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42	6,000,000	5,567,082
U.S. Treasury Bond, 2.75%, 2/15/19	20,500,000	19,204,257
U.S. Treasury Note,
3.125%, 8/31/13	12,000,000	12,439,692
3.125%, 5/15/19	5,000,000	4,836,715
4.75%, 5/15/14	8,000,000	8,825,632

Total U.S. Government and Agency Securities (Cost $200,726,245)		210,399,119

Total Investments before Short Term Investments (Cost $610,008,941)		631,435,528

Short Term Investments (Cost $33,673,280) 5.0%
Repurchase Agreements 5.0%
[c]Joint Repurchase Agreement, 0.023%, 7/01/09 (Maturity Value $33,673,302)	33,673,280	33,673,280
Banc of America Securities LLC (Maturity Value $2,902,975)
Barclays Capital Inc. (Maturity Value $2,660,864)
BNP Paribas Securities Corp. (Maturity Value $9,676,023)
Credit Suisse Securities (USA) LLC (Maturity Value $9,676,023)
Deutsche Bank Securities Inc. (Maturity Value $3,435,352)
HSBC Securities (USA) Inc. (Maturity Value $2,902,975)
UBS Securities LLC (Maturity Value $2,419,090)

Collateralized by U.S. Government Agency Securities, 0.58% - 7.25%, 1/15/10 - 6/27/16;
[b]U.S. Government Agency Discount Notes, 12/31/09; [b]U.S. Treasury Bills, 8/13/09; and
U.S. Treasury Notes, 1.375% - 1.50%, 3/15/12 - 12/31/13

Total Investments (Cost $643,682,221) 99.4%		665,108,808
Other Assets, less Liabilities 0.6%		4,146,488

Net Assets 100.0%		$669,255,296

See Abbreviations on page FUS-22.

aThe coupon rate shown represents the rate at period end.

bThe security is traded on a discount basis with no stated coupon rate.

cSee Note 1(b) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

FUS-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin U.S. Government Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$610,008,941
Cost - Repurchase agreements	33,673,280

Total cost of investments	$643,682,221

Value - Unaffiliated issuers	$631,435,528
Value - Repurchase agreements	33,673,280

Total value of investments	665,108,808
Receivables:
Investment securities sold	48,291
Capital shares sold	1,483,592
Interest	3,756,663
Other assets	874

Total assets	670,398,228

Liabilities:
Payables:
Capital shares redeemed	598,448
Affiliates	471,033
Accrued expenses and other liabilities	73,451

Total liabilities	1,142,932

Net assets, at value	$669,255,296

Net assets consist of:
Paid-in capital	$650,418,686
Undistributed net investment income	12,034,791
Net unrealized appreciation (depreciation)	21,426,587
Accumulated net realized gain (loss)	(14,624,768)

Net assets, at value	$669,255,296

Class 1:
Net assets, at value	$168,062,404

Shares outstanding	13,125,617

Net asset value and maximum offering price per share	$12.80

Class 2:
Net assets, at value	$501,188,047

Shares outstanding	39,731,062

Net asset value and maximum offering price per share	$12.61

Class 4:
Net assets, at value	$4,845

Shares outstanding	379

Net asset value and maximum offering price per share	$12.78

The accompanying notes are an integral part of these financial statements.

FUS-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2009 (unaudited)

Franklin U.S. Government Fund
Investment income:
Interest	$14,940,748

Expenses:
Management fees (Note 3a)	1,583,367
Distribution fees: (Note 3c)
Class 2	599,391
Class 4	9
Unaffiliated transfer agent fees	424
Custodian fees (Note 4)	5,398
Reports to shareholders	71,914
Professional fees	16,269
Trustees’ fees and expenses	1,841
Other	15,998

Total expenses	2,294,611

Net investment income	12,646,137

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	251,743
Net change in unrealized appreciation (depreciation) on investments	(5,931,955)

Net realized and unrealized gain (loss)	(5,680,212)

Net increase (decrease) in net assets resulting from operations	$6,965,925

The accompanying notes are an integral part of these financial statements.

FUS-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin U.S. Government Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$12,646,137	$24,862,789
Net realized gain (loss) from investments	251,743	(160,442)
Net change in unrealized appreciation (depreciation) on investments	(5,931,955)	18,507,270

Net increase (decrease) in net assets resulting from operations	6,965,925	43,209,617

Distributions to shareholders from net investment income:
Class 1	(6,764,185)	(8,197,357)
Class 2	(18,929,900)	(19,267,295)
Class 4	(189)	(253)

Total distributions to shareholders	(25,694,274)	(27,464,905)

Capital share transactions: (Note 2)
Class 1	(168,337)	1,035,597
Class 2	64,526,122	59,754,476
Class 4	—	5,000

Total capital share transactions	64,357,785	60,795,073

Net increase (decrease) in net assets	45,629,436	76,539,785
Net assets:
Beginning of period	623,625,860	547,086,075

End of period	$669,255,296	$623,625,860

Undistributed net investment income included in net assets:
End of period	$12,034,791	$25,082,928

The accompanying notes are an integral part of these financial statements.

FUS-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin U.S. Government Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2009, 71.73% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Government securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2009. The joint repurchase agreement is valued at cost.

c. Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or

FUS-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Mortgage Dollar Rolls (continued)

loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FUS-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	437,633	$5,793,921	1,508,316	$19,454,640
Shares issued in reinvestment of distributions	531,776	6,764,185	670,267	8,197,357
Shares redeemed	(962,189)	(12,726,443)	(2,067,820)	(26,616,400)

Net increase (decrease)	7,220	$(168,337)	110,763	$1,035,597

Class 2 Shares:
Shares sold	10,584,753	$137,572,843	13,882,490	$175,369,056
Shares issued in reinvestment of distributions	1,510,766	18,929,900	1,597,620	19,267,295
Shares redeemed	(7,051,146)	(91,976,621)	(10,646,552)	(134,881,875)

Net increase (decrease)	5,044,373	$64,526,122	4,833,558	$59,754,476

Class 4 Shares:
Shares sold	—	$—	379	$5,000

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	over $100 million, up to and including $250 million
0.450%	over $250 million, up to and including $7.5 billion
0.440%	over $7.5 billion, up to and including $10 billion
0.430%	over $10 billion, up to and including $12.5 billion
0.420%	over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FUS-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2011	$4,558,723
2012	3,331,578
2013	2,102,640
2014	1,618,397
2015	2,329,071
2016	841,479

$14,781,888

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses of $93,640.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$644,319,969

Unrealized appreciation	$22,332,271
Unrealized depreciation	(1,543,432)

Net unrealized appreciation (depreciation)	$20,788,839

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar rolls, paydown losses, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

FUS-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $106,853,330 and $65,136,049, respectively.

7. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $686 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all the Fund’s investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

FUS-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

ABBREVIATIONS

Selected Portfolio

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FICO - Financing Corp.

FRN - Floating Rate Note

GL - Government Loan

HUD - Housing and Urban Development

PC - Participation Certificate

PL - Project Loan

SBA - Small Business Administration

SF - Single Family

TVA - Tennessee Valley Authority

FUS-22

FRANKLIN ZERO COUPON FUND 2010

This semiannual report for Franklin Zero Coupon Fund 2010 covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Franklin Zero Coupon Fund 2010 – Class 1 had a -0.25% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Zero Coupon Fund 2010 – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FZ10-1

Fund Goal and Main Investments: Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Merrill Lynch (ML) 2-Year Zero Coupon Bond Index, which had a -0.12% total return for the same period.1 The Fund underperformed its peers in the Lipper VIP General Bond Funds Classification Average, which had a total return of +8.03%.2

Economic and Market Overview

During the six-month period ended June 30, 2009, economic conditions deteriorated. In February, The Conference Board’s Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as stock markets declined. Despite far-reaching government interventions, the nation’s economic troubles worsened as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices fell at an accelerated rate. Jobless claims mounted and the unemployment rate rose to 9.5% by period-end.3 Economic growth, as measured by gross domestic product (GDP), fell in 2009’s first and second quarters at annualized rates of 6.4% and an estimated 1.0%, reflecting broad-based slowdowns in consumer spending, corporate profits and export growth.

Oil prices rose from $44 per barrel in December 2008 to $70 per barrel at period-end; however, inflation remained muted as most commodity prices were well below 2008 levels. June’s inflation rate was an annualized -1.4%.3 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.3 The core personal consumption expenditures price index reported a 12-month increase of 1.5%.4

A slowing economy and decelerating inflation prompted policymakers to keep interest rates low and enact stimulus plans. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25%. The government implemented the American Recovery

1. Source: © 2009 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: Bureau of Economic Analysis.

Fund Risks: Changes in interest rates affect the prices of the Fund’s debt securities. If interest rates rise, the value of the Fund’s debt securities will fall and so will the Fund’s share price. Because zero coupon securities do not pay interest, their market value can fall more dramatically when interest rates rise than interest-paying securities of similar maturities. The Fund’s prospectus also includes a description of the main investment risks.

FZ10-2

and Reinvestment Act, which included tax breaks, money for ailing state governments, aid to the poor and unemployed, and spending on infrastructure, renewable energy, health care and education. The Fed and U.S. Treasury Department also continued programs designed to shore up beleaguered banks’ capital, enable freer lending to businesses and consumers, and help struggling home buyers avoid foreclosure.

Most Treasury prices declined during the period, and fixed income spreads were generally wide relative to Treasury yields due to heightened market turbulence and risk aversion. The spread between two-year and 10-year Treasury yields rose to 242 basis points (100 basis points equal one percentage point) at the end of June from 149 basis points at the beginning of the reporting period. The two-year Treasury bill yield rose slightly from 0.76% to 1.11% over the six-month period, while the 10-year Treasury note yield increased from 2.25% to 3.53%.

Investment Strategy

In selecting investments for the Fund, we seek to keep the Fund’s average duration to within 12 months of its maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Duration is also a measure of a bond’s price sensitivity to interest rates. We analyze securities using both proprietary and nonproprietary research seeking to identify attractive investment opportunities.

Manager’s Discussion

The six-month period ended June 30, 2009 offered several months of encouraging economic news. Even with the return of volatility and a rise in interest rates toward the latter part of the period, rates remained low on a historical basis at period-end. In addition, credit markets improved and spreads tightened across sectors.

During the review period, the Fund was substantially invested in zero coupon and stripped securities issued by government-related entities and other high-quality issuers, which underperformed lower-quality sectors such as corporate high yield bonds. Treasuries generally underperformed other government-related issues. The Fund’s investments are short-term, high-quality assets that offer relatively lower volatility. However, yields on the one- to two-year part of the yield curve increased during the period, which resulted in slightly negative returns for the Fund.

FZ10-3

During the review period, we remained committed to our investment process as we remained invested in high-quality investments with what we believed were attractive valuations. Consistent with our investment strategy, we also continued to emphasize zero coupon and stripped securities with maturities near the Fund’s target date.

Thank you for your participation in Franklin Zero Coupon Fund 2010. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FZ10-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Zero Coupon Fund 2010 – Class 1

FZ10-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$997.50	$3.27
Hypothetical (5% return before expenses)	$1,000	$1,021.52	$3.31

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.66%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FZ10-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Zero Coupon Fund – 2010

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.68	$16.30	$15.80	$16.02	$16.49	$16.55

Income from investment operations[a]:
Net investment income[b]	0.37	0.78	0.78	0.77	0.80	0.81
Net realized and unrealized gains (losses)	(0.41)	0.39	0.52	(0.36)	(0.54)	(0.08)

Total from investment operations	(0.04)	1.17	1.30	0.41	0.26	0.73

Less distributions from:
Net investment income	(0.75)	(0.79)	(0.80)	(0.63)	(0.72)	(0.79)
Net realized gains	—	—	—	—	(0.01)	—

Total distributions	(0.75)	(0.79)	(0.80)	(0.63)	(0.73)	(0.79)

Net asset value, end of period	$15.89	$16.68	$16.30	$15.80	$16.02	$16.49

Total return[c]	(0.25)%	7.50%	8.62%	2.71%	1.54%	4.72%
Ratios to average net assets[d]
Expenses	0.66%	0.68%	0.66% [e]	0.67% [e]	0.69%	0.68%
Net investment income	4.55%	4.74%	4.94%	4.89%	4.93%	4.91%

Supplemental data
Net assets, end of period (000’s)	$117,546	$122,058	$95,583	$93,184	$101,555	$78,978
Portfolio turnover rate	1.47%	10.39%	4.49%	2.00%	—%	11.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FZ10-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Zero Coupon Fund – 2010

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.61	$16.22	$15.72	$15.96	$16.43	$16.52

Income from investment operations[a]:
Net investment income[b]	0.35	0.74	0.73	0.73	0.76	0.77
Net realized and unrealized gains (losses)	(0.41)	0.39	0.53	(0.37)	(0.54)	(0.08)

Total from investment operations	(0.06)	1.13	1.26	0.36	0.22	0.69

Less distributions from:
Net investment income	(0.70)	(0.74)	(0.76)	(0.60)	(0.68)	(0.78)
Net realized gains	—	—	—	—	(0.01)	—

Total distributions	(0.70)	(0.74)	(0.76)	(0.60)	(0.69)	(0.78)

Net asset value, end of period	$15.85	$16.61	$16.22	$15.72	$15.96	$16.43

Total return[c]	(0.35)%	7.23%	8.41%	2.39%	1.32%	4.45%
Ratios to average net assets[d]
Expenses	0.91%	0.93%	0.91% [e]	0.92% [e]	0.94%	0.93%
Net investment income	4.30%	4.49%	4.69%	4.64%	4.68%	4.66%

Supplemental data
Net assets, end of period (000’s)	$15,247	$17,392	$17,424	$25,982	$24,040	$14,251
Portfolio turnover rate	1.47%	10.39%	4.49%	2.00%	—%	11.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FZ10-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Franklin Zero Coupon Fund – 2010	Principal Amount	Value
U.S. Government and Agency Securities 95.6%
FHLMC, Strip, 7/15/10	$11,150,000	$11,017,182
1/15/11	10,629,000	10,332,026
FICO, Strip, 19, 6/06/10	9,800,000	9,693,797
A, 8/08/10	7,000,000	6,892,431
FNMA, Strip, 8/12/09	1,975,000	1,972,974
8/01/10	8,250,000	8,102,911
8/12/10	1,230,000	1,213,089
International Bank for Reconstruction & Development (Supranationala), 2, zero cpn., 2/15/11	500,000	489,016
zero cpn., 2/15/11	1,392,000	1,361,420
zero cpn., 2/15/12	2,800,000	2,663,920
zero cpn., 2/15/13	3,287,000	2,998,312
zero cpn., 8/15/13	4,100,000	3,646,487
Resolution Funding, Strip, 10/15/10	10,000,000	9,865,200
TVA, Strip, 1/01/10	412,000	409,916
4/15/10	12,000,000	11,913,660
10/15/10	1,320,000	1,297,378
1/15/11	10,669,000	10,421,223
10/15/11	7,295,000	7,001,369
U.S. Treasury, Strip, 2/15/11	25,000,000	24,636,875
2/15/11	1,000,000	985,825

Total U.S. Government and Agency Securities (Cost $119,456,099)		126,915,011

Short Term Investments (Cost $6,144,912) 4.6%
Repurchase Agreements 4.6%
[b]Joint Repurchase Agreement, 0.023%, 7/01/09 (Maturity Value $6,144,916)	6,144,912	6,144,912

Banc of America Securities LLC (Maturity Value $529,753)

Barclays Capital Inc. (Maturity Value $485,571)

BNP Paribas Securities Corp. (Maturity Value $1,765,742)

Credit Suisse Securities (USA) LLC (Maturity Value $1,765,742)

Deutsche Bank Securities Inc. (Maturity Value $626,904)

HSBC Securities (USA) Inc. (Maturity Value $529,753)

UBS Securities LLC (Maturity Value $441,451)

Collateralized by U.S. Government Agency Securities, 0.58% - 7.25%, 1/15/10 - 6/27/16; [c]U.S. Government Agency Discount Notes, 12/31/09; [c]U.S. Treasury Bills, 8/13/09; and U.S. Treasury Notes, 1.375% - 1.50%,
3/15/12 - 12/31/13

Total Investments (Cost $125,601,011) 100.2%		133,059,923
Other Assets, less Liabilities (0.2)%		(266,861)

Net Assets 100.0%		$132,793,062

See Abbreviations on page FZ10-17.

aA supranational organization is an entity formed by two or more central governments through international treaties.

bSee Note 1(b) regarding joint repurchase agreement.

cThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FZ10-9

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Franklin Zero Coupon Fund – 2010
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$119,456,099
Cost - Repurchase agreements	6,144,912

Total cost of investments	$125,601,011

Value - Unaffiliated issuers	$126,915,011
Value - Repurchase agreements	6,144,912

Total value of investments	133,059,923
Receivables from capital shares sold	2,105
Other assets	195

Total assets	133,062,223

Liabilities:
Payables:
Capital shares redeemed	140,869
Affiliates	70,524
Reports to shareholders	43,262
Accrued expenses and other liabilities	14,506

Total liabilities	269,161

Net assets, at value	$132,793,062

Net assets consist of:
Paid-in capital	$122,643,356
Undistributed net investment income	3,068,388
Net unrealized appreciation (depreciation)	7,458,912
Accumulated net realized gain (loss)	(377,594)

Net assets, at value	$132,793,062

Class 1:
Net assets, at value	$117,546,105

Shares outstanding	7,395,632

Net asset value and maximum offering price per share	$15.89

Class 2:
Net assets, at value	$15,246,957

Shares outstanding	961,990

Net asset value and maximum offering price per share	$15.85

The accompanying notes are an integral part of these financial statements.

FZ10-10

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Franklin Zero Coupon Fund – 2010
Investment income:
Interest	$3,535,966

Expenses:
Management fees (Note 3a)	401,612
Distribution fees - Class 2 (Note 3c)	20,324
Unaffiliated transfer agent fees	131
Custodian fees (Note 4)	1,160
Reports to shareholders	27,486
Professional fees	12,942
Trustees’ fees and expenses	297
Other	4,616

Total expenses	468,568

Net investment income	3,067,398

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	154,879
Net change in unrealized appreciation (depreciation) on investments	(3,558,814)

Net realized and unrealized gain (loss)	(3,403,935)

Net increase (decrease) in net assets resulting from operations	$(336,537)

The accompanying notes are an integral part of these financial statements.

FZ10-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Zero Coupon Fund – 2010
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$3,067,398	$5,854,864
Net realized gain (loss) from investments	154,879	86,934
Net change in unrealized appreciation (depreciation) on investments	(3,558,814)	2,912,702

Net increase (decrease) in net assets resulting from operations	(336,537)	8,854,500

Distributions to shareholders from:
Net investment income:
Class 1	(5,207,491)	(4,956,480)
Class 2	(646,473)	(757,070)

Total distributions to shareholders	(5,853,964)	(5,713,550)

Capital share transactions: (Note 2)
Class 1	963,538	23,777,343
Class 2	(1,430,099)	(475,241)

Total capital share transactions	(466,561)	23,302,102

Net increase (decrease) in net assets	(6,657,062)	26,443,052
Net assets:
Beginning of period	139,450,124	113,007,072

End of period	$132,793,062	$139,450,124

Undistributed net investment income included in net assets:
End of period	$3,068,388	$5,854,954

The accompanying notes are an integral part of these financial statements.

FZ10-12

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Zero Coupon Fund – 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Zero Coupon Fund – 2010 (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2009, 88.49% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2009. The joint repurchase agreement is valued at cost.

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

FZ10-13

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FZ10-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,454,426	$23,987,647	3,323,480	$54,740,507
Shares issued in reinvestment of distributions	328,756	5,207,491	315,699	4,956,480
Shares redeemed	(1,703,311)	(28,231,600)	(2,186,691)	(35,919,644)

Net increase (decrease)	79,871	$963,538	1,452,488	$23,777,343

Class 2 Shares:
Shares sold	50,845	$840,141	352,198	$5,796,144
Shares issued in reinvestment of distributions	40,916	646,473	48,375	757,070
Shares redeemed	(176,666)	(2,916,713)	(427,878)	(7,028,455)

Net increase (decrease)	(84,905)	$(1,430,099)	(27,305)	$(475,241)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FZ10-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2014	$241,922
2015	222,565

$464,487

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$125,665,720

Unrealized appreciation	$7,499,114
Unrealized depreciation	(104,911)

Net unrealized appreciation (depreciation)	$7,394,203

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $1,964,000 and $9,857,580, respectively.

FZ10-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

7. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $149 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all the Fund’s investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that required disclosure.

ABBREVIATIONS

Selected Portfolio

FHLMC - Federal Home Loan Mortgage Corp.

FICO - Financing Corp.

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

FZ10-17

MUTUAL GLOBAL DISCOVERY SECURITIES FUND

(MUTUAL DISCOVERY SECURITIES FUND BEFORE MAY 1, 2009)

We are pleased to bring you Mutual Global Discovery Securities Fund’s semiannual report for the period ended June 30, 2009.

Performance Summary as of 6/30/09

Mutual Global Discovery Securities Fund – Class 1 delivered a total return of +8.62% for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Global Discovery Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

MGD-1

Fund Goal and Main Investments: Mutual Global Discovery Securities Fund seeks capital appreciation. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks, the Fund outperformed the Morgan Stanley Capital International (MSCI) World Index, which had a +6.79% total return, and the Standard & Poor’s 500 Index (S&P 500), which had a +3.16% total return for the same period.1 The Fund’s goal and main investment strategy have not changed; however, we changed the Fund’s name to better reflect its strategy of seeking opportunities around the world.

Economic and Market Overview

During the six months under review, global equities hit new bear market lows in March before delivering their biggest quarterly rally in more than a decade. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s prospectus also includes a description of the main investment risks.

MGD-2

In the reporting period’s final weeks, global equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. For example, initial U.S. jobless claims fell to their lowest levels in six months during May, but unemployment rose again at the end of the period to 9.5%.2 In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.3 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.4

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

2. Source: Bureau of Labor Statistics.

3. Source: European Communities Eurostat.

4. Source: People’s Bank of China.

MGD-3

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

During the fist half of 2009, the Fund’s top performers included Carlsberg, a leading European brewer headquartered in Denmark; Seadrill, a Norwegian deepwater contract driller; and Marine Harvest, a Norway-based salmon producer with far-reaching global operations.

Carlsberg’s share price almost doubled during the reporting period, due in part to diminishing concerns over a possible devaluation of the Russian ruble as oil prices strengthened in 2009’s second quarter. Aside from currency-related influences, Carlsberg also delivered a very strong set of results, including excellent price momentum that more than offset a decline in sales volume; market share gains, especially in Russia, where the company now controls more than 40% of the beer market; and margin progression as the company delivered on its cost savings program. Also, market concerns about Carlsberg’s balance sheet were successfully addressed by management, who remained focused on free cash flow generation and debt reduction.

Seadrill’s share price benefited from the resilience of the deepwater drilling segment in terms of day rates. Brazilian national oil company Petrobras continued its multiyear effort to tender for additional deepwater offshore drilling rigs and develop the country’s claim to the vast and recently discovered Tupi underwater oil field. According to our analysis, Seadrill is extremely well positioned in this regard because it still had some of its modern, highly specialized rigs available for use, while being among the very few suppliers not facing financing issues, and while also being able to deliver its equipment on schedule. At period-end, Seadrill was in the process of refinancing its debt and was seeking to begin paying a dividend in the second half of 2009.

Top 10 Sectors/Industries

Mutual Global Discovery Securities Fund

Based on Equity Securities 6/30/09

% of Total Net Assets

Tobacco	15.5%

Food Products	9.0%

Pharmaceuticals	7.0%

Beverages	5.9%

Industrial Conglomerates	3.9%

Energy Equipment & Services	3.8%

Insurance	3.6%

Commercial Banks	3.5%

Media	2.6%

Food & Staples Retailing	2.0%

MGD-4

Investor concerns about Chilean salmon production sent Marine Harvest’s share price plunging in 2008. In our view, investors had forgotten that lower salmon supply would normally translate into higher prices. As salmon prices increased by more than 40% during the first half of 2009, Marine Harvest’s cash flow increased and it regained investor interest. Besides operational gearing, financial gearing also positively affected Marine Harvest’s share price. Largely as a result of these conditions, Marine Harvest’s share price roughly quadrupled during the six-month period.

As always, there were some detractors from Fund performance. These included U.K.-based Imperial Tobacco, a leading international tobacco company; Berkshire Hathaway, a U.S. conglomerate headed by Warren Buffet; and E-L Financial, a Canadian investment holding company.

Imperial Tobacco shares declined after investors grew wary about the company’s balance sheet and dividend policy, and they generally rotated away from typically defensive sectors as cyclical stocks rallied strongly during the second quarter. At period-end, we still believed Imperial shares were an attractive investment trading at a single-digit 2010 price-to-earnings multiple and boasting more than 10% in free cash flow yield.

Berkshire Hathaway shares underperformed as investors switched into financials that were perceived to be more sensitive to the upside in capital markets. Investors also continued to exhibit concern over the long-term put options written by Berkshire that would be triggered if equity markets continued to sustain substantial declines.

E-L Financial has direct exposure to capital markets through its investment company, United Corporations Ltd., and indirect exposure through its control of The Dominion of Canada General Insurance and The Empire Life Insurance companies. The stock suffered early in the year as a consequence of this capital markets exposure, but subsequently recovered somewhat through period-end.

Top 10 Holdings

Mutual Global Discovery Securities Fund

6/30/09

Company Sector/Industry, Country	% of Total Net Assets

British American Tobacco PLC	4.6%
Tobacco, U.K.

Schering-Plough Corp.	3.5%
Pharmaceuticals, U.S.

Wyeth	3.3%
Pharmaceuticals, U.S.

Imperial Tobacco Group PLC	3.2%
Tobacco, U.K.

Danone	2.7%
Food Products, France

Berkshire Hathaway Inc., A & B	2.4%
Insurance, U.S.

Nestle SA	2.4%
Food Products, Switzerland

Lorillard Inc.	2.2%
Tobacco, U.S.

Pernod Ricard SA	2.2%
Beverages, France

Carlsberg AS, A & B	2.2%
Beverages, Denmark

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

MGD-5

Finally, investors should note that we maintained our currency hedging posture of being generally hedged to the U.S. dollar for most of our non-U.S. holdings. Since the dollar was weaker compared with most foreign currencies during the first half of 2009, our hedging strategy negatively impacted performance.

Thank you for your participation in Mutual Global Discovery Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

MGD-6

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Global Discovery Securities Fund – Class 1

MGD-7

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,086.20	$5.53
Hypothetical (5% return before expenses)	$1,000	$1,019.49	$5.36

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (1.07%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

MGD-8

SUPPLEMENT DATED JULY 23, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

MUTUAL GLOBAL DISCOVERY SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.	The paragraph beginning “The Fund may attempt, . . ” under “Goals and Strategies – Main Investments” is replaced with the following:

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, “Hedging Instruments”).

II	The section “Hedging Instruments” under “Main Risks” is replaced in its entirety with the following:

Hedging Instruments

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific amount of currency at a future date and at a price set at the time of the contract. A currency futures contract is similar to a forward foreign currency exchange contract except that the futures contract is in a standardized form that trades on an exchange instead of being privately negotiated with a particular counterparty. Forward foreign currency exchange contracts and currency futures contracts (collectively, “currency contracts”) may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging program were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

MGD-9

Currency contracts are considered derivative investments, because their value and performance depend, at least in part, on the value of an underlying asset. The Fund’s investments in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party (particularly with respect to forward foreign currency exchange contracts), or inability to close out a position because the trading market becomes illiquid. These risks may be heightened during volatile market conditions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivative holdings. The Fund’s liquidity may also be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments.

Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

Please keep this supplement for future reference.

MGD-10

SUPPLEMENT DATED AUGUST 7, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

OF

MUTUAL GLOBAL DISCOVERY SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

I.	Under “Goals and Strategies” the following is added to the end of “Main Investments” on page MGD-2:

The Fund may purchase asset-backed and mortgage-backed securities. In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), the Fund may borrow from the Federal Reserve Bank of New York (“NY Fed”) under its Term Asset-Backed Securities Loan Facility (“TALF”). Pursuant to the TALF Program, the Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

II.	The following is added to the end of the “Main Risks” section on page MGD-5:

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF Program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Such borrowings may exaggerate the effect of any increase or decrease in the value of the TALF ABS on the Fund’s net asset value and will subject the Fund to interest and other costs (including administrative fees) associated with the TALF Program. However, such borrowings are non-recourse to the Fund, which should limit some of the risks of leverage.

Please keep this supplement for future reference.

MGD-11

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 1			2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.12		$24.08	$22.05	$18.85	$16.44	$14.04

Income from investment operations[a]:
Net investment income[b]	0.14	[c]	0.37	0.47	0.52	0.25	0.26
Net realized and unrealized gains (losses)	1.25		(6.95)	2.22	3.69	2.40	2.31

Total from investment operations	1.39		(6.58)	2.69	4.21	2.65	2.57

Less distributions from:
Net investment income	—		(0.52)	(0.38)	(0.25)	(0.24)	(0.17)
Net realized gains	—		(0.86)	(0.28)	(0.76)	—	—

Total distributions	—		(1.38)	(0.66)	(1.01)	(0.24)	(0.17)

Net asset value, end of period	$17.51		$16.12	$24.08	$22.05	$18.85	$16.44

Total return[d]	8.62%		(28.29)%	12.17%	23.32%	16.28%	18.55%
Ratios to average net assets[e]
Expenses before expense reduction[f]	1.08%		0.98%	0.97%	1.03%	1.02%	1.01%
Expenses net of expense reduction[f]	1.07%		0.98%	0.97%	1.03%	1.02%	1.01%
Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses before expense reduction	0.99%		0.97%	0.97%	1.00%	1.00%	1.00%
Expenses net of expense reduction	0.98%		0.97%	0.97%	1.00%	1.00%	1.00%
Net investment income	1.80%	[c]	1.82%	1.96%	2.44%	1.37%	1.71%

Supplemental data
Net assets, end of period (000’s)	$80,457		$81,320	$142,751	$146,229	$136,508	$137,703
Portfolio turnover rate	12.15%		22.76%	28.20%	19.83%	22.94%	29.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately ($0.03) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.21%. See Note 7.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

The accompanying notes are an integral part of these financial statements.

MGD-12

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 2			2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.85		$23.69	$21.73	$18.60	$16.25	$13.90

Income from investment operations[a]:
Net investment income[b]	0.12	[c]	0.32	0.40	0.43	0.19	0.21
Net realized and unrealized gains (losses)	1.22		(6.84)	2.18	3.68	2.38	2.30

Total from investment operations	1.34		(6.52)	2.58	4.11	2.57	2.51

Less distributions from:
Net investment income	—		(0.46)	(0.34)	(0.22)	(0.22)	(0.16)
Net realized gains	—		(0.86)	(0.28)	(0.76)	—	—

Total distributions	—		(1.32)	(0.62)	(0.98)	(0.22)	(0.16)

Net asset value, end of period	$17.19		$15.85	$23.69	$21.73	$18.60	$16.25

Total return[d]	8.45%		(28.45)%	11.85%	23.06%	15.97%	18.19%
Ratios to average net assets[e]
Expenses before expense reduction[f]	1.33%		1.23%	1.22%	1.28%	1.28%	1.26%
Expenses net of expense reduction[f]	1.32%		1.23%	1.22%	1.28%	1.28%	1.26%
Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses before expense reduction	1.24%		1.22%	1.22%	1.25%	1.25%	1.25%
Expenses net of expense reduction	1.23%		1.22%	1.22%	1.25%	1.25%	1.25%
Net investment income	1.55%	[c]	1.57%	1.71%	2.19%	1.12%	1.46%

Supplemental data
Net assets, end of period (000’s)	$1,180,902		$1,113,720	$1,867,484	$1,365,575	$811,975	$403,560
Portfolio turnover rate	12.15%		22.76%	28.20%	19.83%	22.94%	29.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately ($0.03) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.96%. See Note 7.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

The accompanying notes are an integral part of these financial statements.

MGD-13

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Period Ended December 31, 2008[a]
Class 4

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.07		$22.50

Income from investment operations[b]:
Net investment income[c]	0.13	[d]	0.09
Net realized and unrealized gains (losses)	1.23		(5.14)

Total from investment operations	1.36		(5.05)

Less distributions from:
Net investment income	—		(0.52)
Net realized gains	—		(0.86)

Total distributions	—		(1.38)

Net asset value, end of period	$17.43		$16.07

Total return[e]	8.46%		(23.48)%
Ratios to average net assets[f]
Expenses before expense reduction[g]	1.43%		1.33%
Expenses net of expense reduction[g]	1.42%		1.33%
Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses before expense reduction	1.34%		1.32%
Expenses net of expense reduction	1.33%		1.32% [g]
Net investment income	1.45%	[d]	1.47%

Supplemental data
Net assets, end of period (000’s)	$43,761		$23,981
Portfolio turnover rate	12.15%		22.76%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately ($0.03) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.86%. See Note 7.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

The accompanying notes are an integral part of these financial statements.

MGD-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests 77.7%
Airlines 0.0%[a]
[b]ACE Aviation Holdings Inc., A	Canada	111,545	$508,353
[b]Delta Air Lines Inc.	United States	675	3,908
[b,c]Northwest Airlines Corp., Contingent Distribution	United States	8,167,000	5,145

			517,406

Auto Components 0.1%
[b,c,d]Collins & Aikman Products Co., Contingent Distribution	United States	218,708	2,187
[b,c,d]Dana Holding Corp., Contingent Distribution	United States	2,673,000	—
[b,e]IACNA Investor LLC	United States	47,271	473
[b,e,f]International Automotive Components Group Brazil LLC	Brazil	424,073	379,732
[b,e,f]International Automotive Components Group Japan LLC	Japan	74,174	205,187
[b,e,f]International Automotive Components Group LLC	Luxembourg	1,512,200	343,118
[b,e,f]International Automotive Components Group NA LLC, A	United States	1,353,608	51,573

			982,270

Beverages 5.9%
Brown-Forman Corp., A	United States	7,400	341,214
Brown-Forman Corp., B	United States	1,850	79,513
Carlsberg AS, A	Denmark	7,100	464,686
Carlsberg AS, B	Denmark	442,162	28,355,996
[b]Dr. Pepper Snapple Group Inc.	United States	398,777	8,450,085
Fomento Economico Mexicano SAB de CV, ADR	Mexico	259,600	8,369,504
Lion Nathan Ltd.	Australia	233,672	2,177,062
[g]Pernod Ricard SA	France	463,760	29,186,580

			77,424,640

Capital Markets 0.4%
Marfin Investment Group Holdings SA	Greece	381,560	1,637,639
Man Group PLC	United Kingdom	904,960	4,131,908

			5,769,547

Chemicals 1.1%
[b,c,d]Dow Corning Corp., Contingent Distribution	United States	300,000	—
Sika AG	Switzerland	12,390	13,747,668

			13,747,668

Commercial Banks 3.5%
Barclays PLC	United Kingdom	2,489,861	11,593,641
BNP Paribas SA	France	202,518	13,137,394
[b,e]Elephant Capital Holdings Ltd.	Japan	1,903	—
[b]Intesa Sanpaolo SpA	Italy	2,854,636	9,188,980
[b,e]NCB Warrant Holdings Ltd., A	Japan	9,306	—
[b]Royal Bank of Scotland Group PLC	United Kingdom	2,199,470	1,398,342
Societe Generale, A	France	173,954	9,487,469
SunTrust Banks Inc.	United States	21,900	360,255

			45,166,081

MGD-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Commercial Services & Supplies 0.0%[a]
[b]Comdisco Holding Co. Inc.	United States	44	$321
[b,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	1,863,000	—

			321

Computers & Peripherals 1.2%
[b,e]DecisionOne Corp.	United States	21,716	35,831
[b,e]DecisionOne Corp., wts., 6/08/17	United States	11,923	—
[b]Dell Inc.	United States	332,550	4,565,912
[b]Sun Microsystems Inc.	United States	1,175,300	10,836,266

			15,438,009

Construction Materials 0.3%
Ciments Francais SA	France	22,650	1,916,299
Hanil Cement Co. Ltd.	South Korea	32,560	1,895,162

			3,811,461

Consumer Finance 0.1%
[b,e]Cerberus CG Investor I LLC	United States	2,161,828	410,747
[b,e]Cerberus CG Investor II LLC	United States	2,161,828	410,747
[b,e]Cerberus CG Investor III LLC	United States	1,080,914	205,374
[b,e]Cerberus FIM Investors Holdco LLC	United States	2,077,368	151,233

			1,178,101

Diversified Banks 0.2%
[b,e,h]The Bankshares Inc.	United States	800,000	3,043,095

Diversified Financial Services 1.9%
Deutsche Boerse AG	Germany	251,827	19,525,591
[b]Fortis	Belgium	1,276,120	4,349,423
Guinness Peat Group PLC	United Kingdom	2,811,171	1,233,171
[b,c]Marconi Corp., Contingent Distribution	United Kingdom	1,739,100	—

			25,108,185

Diversified Telecommunication Services 1.2%
[b,e]AboveNet Inc.	United States	18,411	1,490,923
[b,e]AboveNet Inc., stock grant, grant price $20.95, expiration date 9/09/13	United States	23	1,381
[b,e]AboveNet Inc., wts., 9/08/10	United States	739	42,492
[b,c,d]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
[g]Koninklijke (Royal) KPN NV	Netherlands	1,064,800	14,634,694

			16,169,490

Electric Utilities 1.8%
[g]E.ON AG	Germany	654,500	23,161,184

Energy Equipment & Services 3.8%
[i]Bourbon SA	France	132,626	5,196,499
[b]BW Offshore Ltd.	Norway	3,825,934	4,757,959
[b]Compagnie Generale de Geophysique SA	France	345,440	6,206,627
[b]Dockwise Ltd.	Norway	1,450,420	1,634,651
[b,e]MPF Corp. Ltd.	Norway	1,460,000	—
[b]Petroleum Geo-Services ASA	Norway	204,624	1,267,588
[b]Pride International Inc.	United States	319,600	8,009,176
Seadrill Ltd.	Bermuda	941,356	13,433,518

MGD-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services (continued)
[b]Transocean Ltd.	United States	117,343	$8,717,411

			49,223,429

Food & Staples Retailing 2.0%
[g]Carrefour SA	France	613,729	26,186,033

Food Products 9.0%
Cadbury PLC	United Kingdom	1,390,193	11,848,495
[b]Cermaq ASA	Norway	113,664	905,545
CSM NV	Netherlands	462,612	6,826,003
[g]Danone	France	721,986	35,625,295
Farmer Brothers Co.	United States	61,700	1,411,696
[b]Lighthouse Caledonia ASA	Norway	161,457	7,028
Lotte Confectionary Co. Ltd.	South Korea	5,166	4,052,400
[b,i]Marine Harvest	Norway	20,520,644	13,780,594
Nestle SA	Switzerland	815,931	30,718,462
Nong Shim Co. Ltd.	South Korea	24,215	4,349,886
[b]Premier Foods PLC	United Kingdom	9,500,906	5,783,957
Rieber & Son ASA	Norway	400,605	2,646,662

			117,956,023

Health Care Providers & Services 0.8%
[b]Kindred Healthcare Inc.	United States	69,953	865,319
Rhoen-Klinikum AG	Germany	456,430	10,076,571

			10,941,890

Hotels, Restaurants & Leisure 0.0%[a]
[b]Trump Entertainment Resorts Inc.	United States	30,704	5,220

Independent Power Producers & Energy Traders 0.7%
Constellation Energy Group	United States	315,250	8,379,345
[b]NRG Energy Inc.	United States	981	25,467

			8,404,812

Industrial Conglomerates 3.9%
Jardine Matheson Holdings Ltd.	Hong Kong	398,522	10,927,473
Jardine Strategic Holdings Ltd.	Hong Kong	1,157,650	17,063,761
Keppel Corp. Ltd.	Singapore	1,865,494	8,885,145
[f]Orkla ASA	Norway	2,009,757	14,589,944

			51,466,323

Insurance 3.6%
ACE Ltd.	United States	71,880	3,179,252
[b]Alleghany Corp.	United States	4,067	1,102,157
[b]Berkshire Hathaway Inc., A	United States	45	4,050,000
[b]Berkshire Hathaway Inc., B	United States	9,527	27,587,620
E-L Financial Corp. Ltd.	Canada	8,478	2,737,499
[b,e]Imagine Group Holdings Ltd.	Bermuda	451,787	4,115,644
Old Republic International Corp.	United States	132,325	1,303,401
[b,e]Olympus Re Holdings Ltd.	United States	2,140	4,677
White Mountains Insurance Group Ltd.	United States	9,496	2,173,729

			46,253,979

MGD-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Machinery 1.5%
[b,e,f]Motor Coach Industries International Inc.	United States	383	$498,092
Schindler Holding AG, PC	Switzerland	266,386	16,531,176
Schindler Holding AG, Registered	Switzerland	42,060	2,606,257

			19,635,525

Media 2.6%
[b]Adelphia Recovery Trust	United States	5,379,562	134,489
[b,c]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	73,487
[b,c]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
CJ CGV Co. Ltd.	South Korea	92,310	1,564,085
Daekyo Co. Ltd.	South Korea	374,300	1,523,860
Eutelsat Communications	France	989,249	25,509,569
[b]JC Decaux SA	France	86,520	1,373,109
[b,d]TVMAX Holdings Inc.	United States	8,935	—
Virgin Media Inc.	United Kingdom	420,638	3,932,965

			34,111,564

Multi-Utilities 1.5%
[g]GDF Suez	France	205,963	7,666,974
[b,c]NorthWestern Corp., Contingent Distribution	United States	550,000	—
[g]RWE AG	Germany	149,000	11,765,991
Suez Environnement SA	France	11,316	197,525

			19,630,490

Multiline Retail 0.3%
Jelmoli Holding AG	Switzerland	11,425	4,141,549

Oil, Gas & Consumable Fuels 1.8%
[g]BP PLC	United Kingdom	1,561,423	12,275,100
BP PLC, ADR	United Kingdom	9,000	429,120
[g]Royal Dutch Shell PLC, A	United Kingdom	283,000	7,065,458
Total SA, B	France	49,296	2,660,606
Total SA, B, ADR	France	19,340	1,048,808

			23,479,092

Paper & Forest Products 0.3%
Weyerhaeuser Co.	United States	121,910	3,709,721

Personal Products 0.4%
L’Oreal SA	France	60,350	4,509,564

Pharmaceuticals 7.0%
Novartis AG	Switzerland	74,005	2,998,602
Schering-Plough Corp.	United States	1,801,350	45,249,912
Wyeth	United States	958,890	43,524,017

			91,772,531

Professional Services 0.5%
Teleperformance	France	216,676	6,585,725

Real Estate Investment Trusts (REITs) 1.8%
Link REIT	Hong Kong	10,505,000	22,419,992
Ventas Inc.	United States	33,500	1,000,310

			23,420,302

MGD-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Real Estate Management & Development 1.4%
[b,d]Canary Wharf Group PLC	United Kingdom	185,900	$535,274
Great Eagle Holdings Ltd.	Hong Kong	1,613,524	3,385,321
Swire Pacific Ltd., A	Hong Kong	950,615	9,592,136
Swire Pacific Ltd., B	Hong Kong	2,440,700	4,673,607

			18,186,338

Software 1.1%
Microsoft Corp.	United States	577,880	13,736,208

Tobacco 15.5%
Altria Group Inc.	United States	604,821	9,913,016
[g]British American Tobacco PLC	United Kingdom	2,165,988	59,622,516
[g]Imperial Tobacco Group PLC	United Kingdom	1,612,985	41,878,936
ITC Ltd.	India	1,453,259	5,796,297
Japan Tobacco Inc.	Japan	7,606	23,837,817
KT&G Corp.	South Korea	201,576	11,384,901
[g]Lorillard Inc.	United States	432,290	29,296,293
Philip Morris International Inc.	United States	204,981	8,941,271
Reynolds American Inc.	United States	314,950	12,163,369

			202,834,416

Trading Companies & Distributors 0.5%
[b]Kloeckner & Co. SE	Germany	327,096	6,950,591

Transportation Infrastructure 0.0%[a]
[b]Groupe Eurotunnel SA	France	390	2,210
[b]Groupe Eurotunnel SA, wts., 12/30/11	France	11,181	1,772

			3,982

Total Common Stocks and Other Equity Interests (Cost $1,010,934,316)			1,014,662,765

Preferred Stocks 0.2%
Diversified Telecommunication Services 0.0%[a]
[b,e]PTV Inc., 10.00%, pfd., A	United Kingdom	4,289	1,029

Machinery 0.2%
[b,e,f]Motor Coach Industries International Inc., pfd.	United States	2,745	2,745,000

Total Preferred Stocks (Cost $2,747,702)			2,746,029

		Principal Amount[j]
Corporate Bonds & Notes 4.1%
American General Finance Corp., 5.85%, 6/01/13	United States	95,000	54,554
senior note, J, 6.90%, 12/15/17	United States	1,340,000	726,541
[k]BP Capital Markets PLC, FRN, 1.614%, 3/17/11	United Kingdom	9,894,000	10,016,488
[k]Calpine Corp., Exit Term Loan, FRN, 4.095%, 3/29/14	United States	4,464,724	3,963,684
[e,l]Cerberus CG Investor I LLC, 12.00%, 7/31/14	United States	1,897,400	360,506
[e,l]Cerberus CG Investor II LLC, 12.00%, 7/31/14	United States	1,897,400	360,506
[e,l]Cerberus CG Investor III LLC, 12.00%, 7/31/14	United States	948,700	180,253
[e,l]Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13	United States	6,148,028	447,275

MGD-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Principal Amount[j]		Value
Corporate Bonds & Notes (continued)
ConocoPhillips, senior note, 8.75%, 5/25/10	United States	796,000		$849,831
DecisionOne Corp.,
[e]senior secured note, 15.00%, 11/30/13	United States	28,521		31,843
[d]Term Loan B, 15.00%, 8/29/13	United States	5,008		5,591
Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T2, 3.00%, 7/28/09	France	500	EUR	561
T2, 3.00%, 7/28/09	France	682	GBP	1,178
T3, 3.00%, 7/28/10	France	394,500	EUR	442,661
T3, 3.00%, 7/28/10	France	267,617	GBP	462,340
[d,f,k]International Automotive Components Group NA Inc., Revolver, FRN, 5.75%, 1/18/14	United States	268,430		268,430
[e,f,l]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	407,500		184,896
[k]JP Morgan Chase & Co., senior note, C, FRN, 0.734%, 12/21/11	United States	3,129,000		3,031,460
[e,f,k,m]Pontus I LLC, junior note, 144A, FRN, 4.856%, 7/24/09	United States	5,485,436		5,263,567
[e,f,k,m]Pontus II Trust, junior profit-participating note, 144A, FRN, 7.66%, 6/25/09	United States	869,935		1,515,496
[k,n]Roche Holdings Inc., 144A, FRN, 1.661%, 2/25/10	Switzerland	9,322,000		9,329,271
Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12	Bermuda	1,400,000		1,100,400
Telecom Italia Capital, 4.875%, 10/01/10	Italy	2,309,000		2,334,831
senior note, 4.00%, 1/15/10	Italy	4,389,000		4,410,796
[d,o]TVMAX Holdings Inc., PIK, 11.50%, 9/30/09	United States	33,039		9,278
14.00%, 9/30/09	United States	64,011		17,290
Vodafone Group PLC, senior note, 7.75%, 2/15/10	United Kingdom	7,253,000		7,499,718

Total Corporate Bonds & Notes (Cost $65,969,067)				52,869,245

Corporate Bonds & Notes in Reorganization 0.0%[a]
[k,l]Charter Communications Operating LLC, Term Loan B, FRN, 6.25%, 3/06/14	United States	449,415		407,563
[d,l]Safety Kleen Services, senior sub. note, 9.25%, 6/01/08	United States	3,000		15
[l]Trump Entertainment Resorts Inc., 8.50%, 6/01/15	United States	1,460,337		188,019

Total Corporate Bonds & Notes in Reorganization (Cost $1,768,389)				595,597

Total Investments before Short Term Investments (Cost $1,081,419,474)				1,070,873,636

Short Term Investments 21.8%
U.S. Government and Agency Securities 21.6%
[p]U.S. Treasury Bills, 7/02/09	United States	18,000,000		17,999,982
7/09/09	United States	20,000,000		19,999,620
7/16/09	United States	20,000,000		19,999,200
7/23/09	United States	20,000,000		19,998,660
7/30/09	United States	20,000,000		19,997,560
8/06/09	United States	20,000,000		19,997,100
8/13/09	United States	20,000,000		19,996,540
[q]8/20/09	United States	20,000,000		19,995,920
[q]9/03/09 - 12/24/09	United States	104,000,000		103,906,372
[q]10/15/09	United States	20,000,000		19,989,400

Total U.S. Government and Agency Securities (Cost $281,814,543)				281,880,354

Total Investments before Money Market Funds (Cost $1,363,234,017)				1,352,753,990

MGD-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares	Value
[r]Investments from Cash Collateral Received for Loaned Securities 0.2%
Money Market Funds (Cost $2,022,953) 0.2%
[s]Bank of New York Institutional Cash Reserve Fund, 0.12%	United States	2,022,953	$2,002,724

Total Investments (Cost $1,365,256,970) 103.8%			1,354,756,714
Options Written (1.1)%			(13,919,534)
Securities Sold Short (3.3)%			(43,215,245)
Other Assets, less Liabilities 0.6%			7,497,996

Net Assets 100.0%			$1,305,119,931

		Contracts
[t]Options Written 1.1%
Call Options 1.1%
Beverages 0.1%
Pernod Ricard SA, Sep. 37.73 Calls, 9/18/09	France	106,000	$1,163,422

Diversified Telecommunication Services 0.0%[a]
Koninklijke (Royal) KPN NV, Sep. 10 Calls, 9/18/09	Netherlands	215,000	75,390

Electric Utilities 0.2%
E.ON AG, Sep. 19 Calls, 9/18/09	Germany	358,000	3,213,637

Food & Staples Retailing 0.2%
Carrefour SA, Sep. 22 Calls, 9/18/09	France	165,000	1,997,232

Food Products 0.1%
Danone, Sep. 32.08 Calls, 9/18/09	France	126,000	703,376

Multi-Utilities 0.2%
GDF Suez, Sep. 23.30 Calls, 9/18/09	France	145,000	833,724
RWE AG, Sep. 48 Calls, 9/18/09	Germany	149,000	1,828,640

			2,662,364

Oil, Gas & Consumable Fuels 0.1%
BP PLC, Sep. 4.40 Calls, 9/18/09	United Kingdom	938,000	721,511
Royal Dutch Shell PLC, Sep. 16 Calls, 9/18/09	United Kingdom	283,000	813,718

			1,535,229

Tobacco 0.2%
British American Tobacco PLC, Sep. 15 Calls, 9/18/09	United Kingdom	370,000	1,129,286
Imperial Tobacco Group PLC, Sep. 16 Calls, 9/18/09	United Kingdom	195,000	208,548
Lorillard Inc., Sep. 60 Calls, 9/19/09	United States	1,415	1,231,050

			2,568,884

Total Options Written (Premiums received $7,520,571)			$13,919,534

		Shares
[u]Securities Sold Short 3.3%
Pharmaceuticals 3.3%
Merck & Co. Inc.	United States	1,038,836	$29,045,855
Pfizer Inc.	United States	944,626	14,169,390

Total Securities Sold Short (Proceeds $38,371,817)			$43,215,245

MGD-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund

aRounds to less than 0.1% of net assets.

bNon-income producing.

cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2009, the aggregate value of these securities was $838,065, representing 0.06% of net assets.

eSee Note 9 regarding restricted securities.

fSee Note 13 regarding other considerations.

gA portion or all of the security is held in connection with written option contracts open at period end.

hSee Note 12 regarding holdings of 5% voting securities.

iA portion or all of the security is on loan at June 30, 2009. See Note 1(g).

jThe principal amount is stated in U.S. dollars unless otherwise indicated.

kThe coupon rate shown represents the rate at period end.

lSee Note 7 regarding credit risk and defaulted securities.

mSee Note 1(f) regarding special purpose entities.

nSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the value of this security was $9,329,271, representing 0.71% of net assets.

oIncome may be received in additional securities and/or cash.

pThe security is traded on a discount basis with no stated coupon rate.

qSecurity or a portion of the security has been segregated as collateral for securities sold short and open option contracts. At June 30, 2009, the value of securities and/or cash pledged amounted to $70,900,518.

rSee Note 1(g) regarding securities on loan.

sThe rate shown is the annualized seven-day yield at period end.

tSee Note 1(c) regarding written options.

uSee Note 1(e) regarding securities sold short.

The accompanying notes are an integral part of these financial statements.

MGD-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund

At June 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
South Korean Won	BANT	Sell	30,747,092,190	$23,198,000	7/08/09	$—	$(933,265)
South Korean Won	BBU	Sell	4,372,500,000	3,300,000	7/08/09	—	(131,673)
South Korean Won	BANT	Buy	5,538,000,000	4,419,108	7/08/09	—	(72,715)
British Pound	SSBT	Sell	23,976,026	35,091,779	7/13/09	—	(4,356,569)
British Pound	BANT	Sell	3,847,383	5,926,821	7/13/09	—	(404,766)
British Pound	HSBC	Sell	1,510,000	2,304,903	7/13/09	—	(179,537)
British Pound	BBU	Sell	450,000	680,603	7/13/09	—	(59,794)
British Pound	DBFX	Sell	410,000	658,481	7/13/09	—	(16,103)
British Pound	BANT	Buy	195,000	280,771	7/13/09	40,068	—
British Pound	SSBT	Buy	530,000	752,165	7/13/09	119,857	—
British Pound	HSBC	Buy	1,000,000	1,429,000	7/13/09	216,325	—
Euro	SSBT	Sell	15,046,919	19,678,449	7/27/09	—	(1,426,713)
Euro	DBFX	Sell	3,410,000	4,672,100	7/27/09	—	(110,846)
Euro	HSBC	Sell	1,540,000	2,105,099	7/27/09	—	(54,942)
Euro	BANT	Sell	390,000	537,986	7/27/09	—	(9,038)
Swiss Franc	SSBT	Sell	25,072,480	21,630,470	8/10/09	—	(1,450,021)
Swiss Franc	HSBC	Sell	17,538,507	15,080,402	8/10/09	—	(1,064,685)
Swiss Franc	BANT	Sell	8,832,126	7,799,771	8/10/09	—	(345,325)
Swiss Franc	HAND	Sell	656,647	590,001	8/10/09	—	(14,476)
Swiss Franc	BBU	Sell	564,993	510,000	8/10/09	—	(10,105)
Swiss Franc	DBFX	Sell	1,106,037	1,020,000	8/10/09	1,837	—
British Pound	BBU	Sell	1,900,064	2,860,841	8/12/09	—	(265,241)
British Pound	DBFX	Sell	4,381,938	7,132,919	8/12/09	—	(76,468)
Euro	BANT	Sell	10,042,141	13,129,531	8/13/09	—	(963,415)
Euro	BBU	Sell	4,200,000	5,607,924	8/13/09	—	(282,882)
Euro	SSBT	Sell	6,518,846	9,008,991	8/13/09	—	(134,167)
Norwegian Krone	HAND	Sell	162,252,365	24,926,013	8/19/09	—	(262,874)
Norwegian Krone	HAND	Buy	1,444,058	220,000	8/19/09	4,183	—
Norwegian Krone	BBU	Sell	4,054,878	630,000	8/19/09	500	—
Norwegian Krone	DBFX	Sell	5,930,234	940,000	8/19/09	19,360	—
Canadian Dollar	SSBT	Sell	3,558,415	2,869,689	8/31/09	—	(191,293)
Euro	SSBT	Sell	19,632,747	26,018,227	8/31/09	—	(1,516,663)
Euro	BANT	Sell	12,468,761	16,409,938	8/31/09	—	(1,077,475)
Euro	HSBC	Sell	3,490,000	4,703,916	8/31/09	—	(190,802)
Euro	BBU	Sell	2,950,000	4,040,058	8/31/09	—	(97,312)
Euro	DBFX	Sell	480,000	686,664	8/31/09	13,465	—
British Pound	SSBT	Sell	43,400,000	61,209,624	9/10/09	—	(10,189,793)
New Zealand Dollar	BANT	Sell	2,777,445	1,470,441	9/10/09	—	(312,977)
New Zealand Dollar	SSBT	Sell	149,500	84,056	9/10/09	—	(11,939)
New Zealand Dollar	HSBC	Sell	130,000	78,620	9/10/09	—	(4,854)
New Zealand Dollar	BANT	Buy	752,000	388,890	9/10/09	93,975	—
New Zealand Dollar	SSBT	Buy	450,000	223,963	9/10/09	64,986	—
British Pound	BBU	Sell	2,575,451	3,819,393	9/14/09	—	(417,562)
British Pound	BANT	Sell	750,000	1,079,385	9/14/09	—	(154,464)
British Pound	SSBT	Sell	610,000	906,750	9/14/09	—	(96,780)
Euro	BANT	Sell	35,360,000	45,210,648	9/14/09	—	(4,378,202)
Euro	SSBT	Sell	20,032,725	25,640,294	9/14/09	—	(2,453,591)
Euro	BBU	Sell	5,000,000	6,804,675	9/14/09	—	(207,323)
Euro	BANT	Buy	2,280,000	3,143,276	9/14/09	54,195	—
Euro	AESX	Buy	570,000	785,038	9/14/09	14,330	—
Euro	BBU	Buy	2,850,000	3,926,089	9/14/09	70,750	—

MGD-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Global Discovery Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	HSBC	Sell	619,471	$476,770	9/17/09	$—	$(19,071)
Australian Dollar	SSBT	Sell	1,360,991	1,080,498	9/17/09	—	(8,875)
Australian Dollar	BANT	Sell	573,101	452,996	9/17/09	—	(5,951)
Australian Dollar	SSBT	Buy	10,200	8,118	9/17/09	46	—
Singapore Dollar	SSBT	Sell	6,944,576	4,580,740	9/24/09	—	(210,484)
Singapore Dollar	BANT	Sell	2,494,316	1,673,416	9/24/09	—	(47,471)
Singapore Dollar	HSBC	Sell	1,069,479	724,569	9/24/09	—	(13,289)
Singapore Dollar	SSBT	Buy	391,754	267,263	9/24/09	3,017	—
Singapore Dollar	BBU	Sell	646,988	450,000	9/24/09	3,628	—
Euro	BBU	Sell	5,000,000	6,803,600	10/13/09	—	(207,806)
Japanese Yen	SSBT	Sell	1,582,122,135	16,013,382	10/20/09	—	(429,823)
Japanese Yen	BBU	Sell	67,284,660	690,000	10/20/09	—	(9,298)
Japanese Yen	HSBC	Sell	130,134,720	1,350,000	10/20/09	—	(2,507)
Japanese Yen	SSBT	Buy	118,000,000	1,198,651	10/20/09	27,739	—
Japanese Yen	BANT	Buy	35,166,300	355,000	10/20/09	10,488	—
Japanese Yen	BANT	Sell	30,571,200	320,000	10/20/09	2,269	—
Japanese Yen	DBFX	Sell	65,367,150	690,000	10/20/09	10,631	—
Japanese Yen	AESX	Sell	129,520,492	1,350,000	10/20/09	3,876	—
Danish Krone	HAND	Sell	121,071,367	21,091,209	10/23/09	—	(1,672,884)
Danish Krone	BANT	Sell	23,357,056	4,137,165	10/23/09	—	(254,477)
Danish Krone	SSBT	Sell	6,725,824	1,153,291	10/23/09	—	(111,313)
Danish Krone	BBU	Sell	10,137,478	1,850,000	10/23/09	—	(56,070)
Danish Krone	BBU	Buy	3,226,290	610,000	10/23/09	—	(3,386)
Danish Krone	HAND	Buy	11,743,514	2,061,440	10/23/09	146,601	—
Euro	BANT	Sell	8,006,467	10,312,330	11/13/09	—	(914,659)
Euro	SSBT	Sell	12,302,616	16,677,501	11/13/09	—	(573,719)
Euro	HSBC	Sell	1,160,000	1,550,920	11/13/09	—	(75,679)
Euro	BBU	Sell	17,000,000	23,623,200	11/30/09	—	(214,494)
Euro	BONY	Sell	4,181,893	5,804,885	11/30/09	—	(59,038)

Unrealized appreciation (depreciation)						922,126	(38,816,944)

Net unrealized appreciation (depreciation)							$(37,894,818)

See Abbreviations on page MGD-40.

MGD-24

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Mutual Global Discovery Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,357,256,970
Cost - Non-controlled affiliated issuers (Note 12)	8,000,000

Total cost of investments	$1,365,256,970

Value - Unaffiliated issuers	$1,351,713,619
Value - Non-controlled affiliated issuers (Note 12)	3,043,095

Total value of investments (includes securities loaned in the amount of and $1,921,355)	1,354,756,714
Cash	257,455
Cash on deposit with brokers	42,278,940
Foreign currency, at value (cost $15,162,336)	15,228,814
Receivables:
Investment securities sold	2,639,560
Capital shares sold	331,633
Dividends and interest	3,822,664
Unrealized appreciation on forward exchange contracts	922,126
Other assets	1,743

Total assets	1,420,239,649

Liabilities:
Payables:
Investment securities purchased	14,765,720
Capital shares redeemed	504,171
Affiliates	1,495,321
Options written, at value (premiums received $7,520,571)	13,919,534
Securities sold short, at value (proceeds $38,371,817)	43,215,245
Payable upon return of securities loaned	2,022,953
Unrealized depreciation on forward exchange contracts	38,816,944
Accrued expenses and other liabilities	379,830

Total liabilities	115,119,718

Net assets, at value	$1,305,119,931

Net assets consist of:
Paid-in capital	$1,297,573,716
Undistributed net investment income	24,806,883
Net unrealized appreciation (depreciation)	(59,506,933)
Accumulated net realized gain (loss)	42,246,265

Net assets, at value	$1,305,119,931

The accompanying notes are an integral part of these financial statements.

MGD-25

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Mutual Global Discovery Securities Fund
Class 1:
Net assets, at value	$80,456,880

Shares outstanding	4,595,668

Net asset value and maximum offering price per share	$17.51

Class 2:
Net assets, at value	$1,180,901,920

Shares outstanding	68,689,388

Net asset value and maximum offering price per share	$17.19

Class 4:
Net assets, at value	$43,761,131

Shares outstanding	2,511,157

Net asset value and maximum offering price per share	$17.43

The accompanying notes are an integral part of these financial statements.

MGD-26

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Mutual Global Discovery Securities Fund
Investment income:
Dividends (net of foreign taxes withheld of $1,585,841)	$17,518,548
Interest	2,265,964
Reserve for uncollectible interest (Note 7)	(2,475,271)
Income from securities loaned	13,470

Total investment income	17,322,711

Expenses:
Management fees (Note 3a)	4,827,074
Administrative fees (Note 3b)	735,925
Distribution fees: (Note 3c)
Class 2	1,371,729
Class 4	56,216
Unaffiliated transfer agent fees	552
Custodian fees (Note 4)	104,531
Reports to shareholders	150,152
Registration and filing fees	2,226
Professional fees	88,012
Trustees’ fees and expenses	4,665
Dividends on securities sold short	556,114
Other	43,660

Total expenses	7,940,856
Expense reductions (Note 4)	(45,723)

Net expenses	7,895,133

Net investment income	9,427,578

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(2,726,485)
Written options	3,745,878
Foreign currency transactions	35,750,221
Securities sold short	(803,905)

Net realized gain (loss)	35,965,709

Net change in unrealized appreciation (depreciation) on:
Investments	110,456,000
Translation of other assets and liabilities denominated in foreign currencies	(55,395,085)

Net change in unrealized appreciation (depreciation)	55,060,915

Net realized and unrealized gain (loss)	91,026,624

Net increase (decrease) in net assets resulting from operations	$100,454,202

The accompanying notes are an integral part of these financial statements.

MGD-27

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual Global Discovery Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$9,427,578	$26,038,671
Net realized gain (loss) from investments, written options, securities sold short, and foreign currency transactions	35,965,709	(12,964)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	55,060,915	(568,610,877)

Net increase (decrease) in net assets resulting from operations	100,454,202	(542,585,170)

Distributions to shareholders from:
Net investment income:
Class 1	—	(2,657,059)
Class 2	—	(34,278,128)
Class 4	—	(368,895)
Net realized gains:
Class 1	—	(4,424,672)
Class 2	—	(64,218,477)
Class 4	—	(614,304)

Total distributions to shareholders	—	(106,561,535)

Capital share transactions: (Note 2)
Class 1	(7,180,617)	(18,342,463)
Class 2	(23,734,923)	(152,581,891)
Class 4	16,559,327	28,857,728

Total capital share transactions	(14,356,213)	(142,066,626)

Net increase (decrease) in net assets	86,097,989	(791,213,331)
Net assets:
Beginning of period	1,219,021,942	2,010,235,273

End of period	$1,305,119,931	$1,219,021,942

Undistributed net investment income included in net assets:
End of period	$24,806,883	$15,379,305

The accompanying notes are an integral part of these financial statements.

MGD-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Mutual Global Discovery Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2009, 55.05% of the Fund’s shares held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Effective May 1, 2009, the Mutual Discovery Securities Fund was renamed the Mutual Global Discovery Securities Fund.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued based on other significant observable inputs.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

MGD-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

The Fund purchases or writes option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 11 regarding other derivative information.

MGD-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

e. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

f. Special Purpose Entities

At June 30, 2009, the Fund had contributed an additional $3,453,827 as a subordinated note holder of certain special purpose entities (“SPEs”). Such contributions, while made at the discretion of the Fund, represent additional capital contributions to the SPE in support of its underlying investments and are subject first to the claims of the senior note holders of the SPE. These contributions are recorded as an addition to the Fund’s cost basis in the SPE and are subject to the risk of loss in the event of continued unfavorable market conditions related to the SPE’s underlying investments.

g. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money market fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

h. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

MGD-31

‘

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

MGD-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	38,933	$651,028	91,837	$2,015,607
Shares issued in reinvestment of distributions	—	—	365,038	7,081,731
Shares redeemed	(488,070)	(7,831,645)	(1,340,440)	(27,439,801)

Net increase (decrease)	(449,137)	$(7,180,617)	(883,565)	$(18,342,463)

Class 2 Shares:
Shares sold	3,280,854	$52,497,955	7,042,696	$147,206,623
Shares issued in reinvestment of distributions	—	—	5,159,592	98,496,605
Shares redeemed	(4,862,100)	(76,232,878)	(20,749,426)	(398,285,119)

Net increase (decrease)	(1,581,246)	$(23,734,923)	(8,547,138)	$(152,581,891)

Class 4 Shares:
Shares sold	1,062,925	$17,276,133	1,455,745	$28,125,030
Shares issued on reinvestment of distributions	—	—	50,743	982,892
Shares redeemed	(43,765)	(716,806)	(14,491)	(250,194)

Net increase (decrease)	1,019,160	$16,559,327	1,491,997	$28,857,728

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Investment Management Limited (Investment Management)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	In excess of $10 billion

Under a subadvisory agreement, Investment Management, an affiliate of Franklin Mutual, provides subadvisory services to the Fund and receives from Franklin Mutual fees based on the average daily net assets of the Fund.

MGD-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $16,144,610 and $515,519, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,369,005,892

Unrealized appreciation	$125,090,264
Unrealized depreciation	(139,339,442)

Net unrealized appreciation (depreciation)	$(14,249,178)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, pass-through entity income, bond discounts and premiums, and certain dividends on securities sold short.

MGD-34

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

5. INCOME TAXES (continued)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, tax straddles, defaulted securities, foreign currency transactions, passive foreign investment company shares, pass-through entity income, bond discounts and premiums, and certain dividends on securities sold short.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2009, aggregated $359,511,353 and $ 96,479,069, respectively.

Transactions in options written during the period ended June 30, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2008	7,628	$3,243,889
Options written	3,051,784	8,022,560
Options expired	(7,997)	(3,745,878)
Options exercised	—	—
Options closed	—	—

Options outstanding at June 30, 2009	3,051,415	$7,520,571

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be/or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes a reserve for uncollectible interest.

At June 30, 2009, the aggregate value of distressed company securities and securities for which interest has been discontinued was $2,129,033, representing 0.16% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

MGD-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

9. RESTRICTED SECURITIES (continued)

At June 30, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund’s Board of Trustees as reflecting fair value, as follows:

Principal Amount/ Shares/ Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
18,411	AboveNet Inc.	10/02/01 - 8/08/08	$910,432	$1,490,923
23	AboveNet Inc., stock grant, grant price $20.95, expiration date 9/09/13	4/17/06 - 9/08/06	—	1,381
739	AboveNet Inc., wts., 9/08/10	10/02/01 - 9/07/07	76,964	42,492
800,000	The Bankshares Inc.	3/22/07	8,000,000	3,043,095
2,161,828	Cerberus CG Investor I LLC	7/26/07 - 6/17/08	2,154,425	410,747
1,897,400	Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	1,897,400	360,506
2,161,828	Cerberus CG Investor II LLC	7/26/07 - 6/17/08	2,154,424	410,747
1,897,400	Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	1,897,400	360,506
1,080,914	Cerberus CG Investor III LLC	7/26/07 - 6/17/08	1,077,212	205,374
948,700	Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	948,700	180,253
2,077,368	Cerberus FIM Investors Holdco LLC	11/20/06 - 6/02/09	2,077,368	151,233
6,148,028	Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13	11/20/06	6,148,028	447,275
21,716	[a]DecisionOne Corp	9/28/99 - 7/18/00	16,482	35,831
28,521	[a]DecisionOne Corp., senior secured note, 15.00%, 11/30/13	6/01/09	28,521	31,843
11,923	[a]DecisionOne Corp., wts., 6/08/17	7/09/07	—	—
1,903	Elephant Capital Holdings Ltd.	8/23/04 - 3/10/08	221,298	—
47,271	IACNA Investor LLC	7/24/08	48,411	473
451,787	Imagine Group Holdings Ltd.	8/31/04	4,626,976	4,115,644
424,073	[b]International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	284,478	379,732
74,174	[b]International Automotive Components Group Japan LLC	9/26/06 - 3/27/07	643,935	205,187
1,512,200	[b]International Automotive Components Group LLC	1/12/06 - 10/16/06	1,512,594	343,118
407,500	[b]International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	413,613	184,896
1,353,608	[b]International Automotive Components Group NA LLC, A	3/30/07 - 10/10/07	1,268,161	51,573
1,460,000	MPF Corp. Ltd.	5/08/06	7,500,856	—
383	Motor Coach Industries International Inc.	4/17/09	440,952	498,092
2,745	Motor Coach Industries International Inc., pfd.,	4/17/09	2,745,000	2,745,000
9,306	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	97,943	—
2,140	Olympus Re Holdings Ltd.	12/19/01	206,942	4,677
5,485,436	Pontus I LLC, junior note, 144A, FRN, 4.856%, 7/24/09	1/22/08 - 2/25/08	7,632,722	5,263,567
869,935	Pontus II Trust, junior profit-participating note, 144A, FRN, 7.66%, 6/25/09	2/29/08	2,176,476	1,515,496
4,289	PTV Inc., 10.00%, pfd., A	12/07/01 - 3/06/02	2,702	1,029

	Total Restricted Securities (1.72% of Net Assets)			$22,480,690

aThe Fund also invests in unrestricted securities of the issuer, valued at $5,591 as of June 30, 2009.

bThe Fund also invests in unrestricted securities of the issuer, valued at $268,430 as of June 30, 2009.

10. UNFUNDED CAPITAL COMMITMENTS

The Fund may enter into certain capital commitments and may be obligated to perform on such agreements at a future date. Unfunded capital commitments requiring recognition are monitored for impairment and any unrealized deprecation is included in the Statement of Assets and Liabilities and the Statement of Operations. At June 30, 2009, the Fund had aggregate unfunded capital commitments of $945,360, for which no depreciation has been recognized.

MGD-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

11. OTHER DERIVATIVE INFORMATION

At June 30, 2009, the Fund has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$922,126	Unrealized depreciation on forward exchange contracts	$38,816,944
Equity contracts	Investments, at value	1,381	Options written, at value	13,919,534

For the period ended June 30, 2009, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Operations Locations	Realized Gain (Loss) for the Period Ended June 30, 2009	Unrealized Appreciation (Depreciation) for the Period Ended June 30, 2009	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on investments	$36,596,471	$(55,594,920)	507,074,593
Equity contracts	Net realized gain (loss) from written options / Net change in unrealized appreciation (depreciation) on investments	3,745,878	(6,370,085)	1,633,139

[a]Represents

the average number of option contracts or notional amount for other derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into US Dollars.

See Note 1(c) regarding derivative financial instruments.

12. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2009, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
The Bankshares Inc. (0.23% of Net Assets)	800,000	—	—	800,000	$3,043,095	$—	$—

MGD-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

13. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Managers, may serve from time to time as members of bondholders’ steering committees, official creditors’ committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

Franklin Mutual serves as investment manager to certain special purpose entities that issue securities held by the Fund. Franklin Mutual is not compensated for such services and does not invest in or exercise control over such entities. As investment manager, Franklin Mutual is primarily responsible for recommending investments in unaffiliated issuers to be held by the special purpose entities. Securities issued by these special purpose entities are restricted under the Securities Act of 1933 and are deemed to be illiquid.

14. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $3,780 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

15. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

MGD-38

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

15. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities
Equity Investments:[a]
Airlines	$512,261	$5,145	$—		$517,406
Auto Components	—	—	982,270		982,270
Chemicals	13,747,668	—	—	[b]	13,747,668
Commercial Banks	45,166,081	—	—	[b]	45,166,081
Commercial Services & Supplies	321	—	—	[b]	321
Computers & Peripherals	15,402,178	—	35,831		15,438,009
Consumer Finance	—	—	1,178,101		1,178,101
Diversified Banks	—	—	3,043,095		3,043,095
Diversified Financial Services	25,108,185	—	—	[b]	25,108,185
Diversified Telecommunication Services	16,170,519	—	—	[b]	16,170,519
Energy Equipment & Services	49,223,429	—	—	[b]	49,223,429
Insurance	42,133,658	—	4,120,321		46,253,979
Machinery	19,137,433	—	3,243,092		22,380,525
Media	33,903,588	207,976	—	[b]	34,111,564
Multi-Utilities	19,630,490	—	—	[b]	19,630,490
Real Estate Management & Development	17,651,064	—	535,274		18,186,338
All other Equity Investments[c]	706,270,814	—	—		706,270,814
Corporate Bonds & Notes	—	44,224,314	8,644,931		52,869,245
Corporate Bonds & Notes in Reorganization	—	595,582	15		595,597
Short Term Investments	231,891,554	51,991,524	—		283,883,078

Total Investments in Securities	$1,235,949,243	$97,024,541	$21,782,930		$1,354,756,714

Forward Exchange Contracts	$—	$922,126	$—		$922,126
Liabilities:
Options Written	13,919,534	—	—		13,919,534
Securities Sold Short	43,215,245	—	—		43,215,245
Forward Exchange Contracts	—	38,816,944	—		38,816,944

aIncludes common and preferred stock as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2009.

cFor detailed industry descriptions, see the accompanying Statement of Investments.

MGD-39

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

15. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Beginning Balance	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out) of Level 3	Ending Balance		Net Change in Unrealized Appreciation (Depreciation) Attributable to Assets Still Held at Period End
Assets
Investments in Securities
Equity Investments:[a]
Auto Components	$897,816	$—	$85,834	$(1,381)	$—	$982,269		$85,834
Chemicals	—	—	—	—	—	—	[b]	—
Commercial Banks	—	—	—	—	—	—	[b]	—
Commercial Services & Supplies	—	—	—	—	—	—	[b]	—
Computers & Peripherals	—	—	35,831	—	—	35,831		35,831
Consumer Finance	1,515,047	—	(346,054)	9,108	—	1,178,101		(346,054)
Diversified Banks	5,163,550	—	(2,120,455)	—	—	3,043,095		(2,120,455)
Diversified Financial Services	—	—	—	—	—	—	[b]	—
Diversified Telecommunication Services	923,558	—	551,290	—	(1,474,848)	—	[b]	—
Energy Equipment & Services	—	—	—	—	—	—	[b]	—
Food Products	3,714	—	(721)	—	(2,993)	—		—
Health Care Providers & Services	865,249	—	41,202	—	(906,451)	—		—
Insurance	3,705,159	—	415,162	—	—	4,120,321		415,162
Machinery	—	—	57,140	3,185,952	—	3,243,092		57,140
Media	—	—	—	—	—	—	[b]	—
Multi-Utilities	—	—	—	—	—	—	[b]	—
Real Estate Management & Development	716,584	—	(181,310)	—	—	535,274		(181,310)
Corporate Bonds & Notes	8,965,397	(7,930)	740,786	(1,053,321)	—	8,644,932		732,856
Corporate Bonds & Notes in Reorganization	63,418	(1,881,500)	2,259,049	(440,952)	—	15		—

Total	$22,819,492	$(1,889,430)	$1,537,754	$1,699,406	$(2,384,292)	$21,782,930		$(1,320,996)

aIncludes common and preferred stock as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2009.

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that required disclosure.

ABBREVIATIONS

Currency EUR - Euro GBP - British Pound Selected Portfolio ADR - American Depository Receipt FRN - Floating Rate Note PC - Participation Certificate PIK - Payment-In-Kind

Counterparty

AESX - Credit Suisse International

BANT - Bank of America N.A.

BBU - Barclays Bank

BONY - Bank of New York Mellon

DBFX - Deutsche Bank AG

HAND - Svenska Handelsbanken

HSBC - HSBC Bank USA

SSBT - State Street Bank and Trust Co.

MGD-40

MUTUAL SHARES SECURITIES FUND

We are pleased to bring you Mutual Shares Securities Fund’s semiannual report for the period ended June 30, 2009.

Performance Summary as of 6/30/09

Mutual Shares Securities Fund – Class 1 delivered a +4.87% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Shares Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a +3.16% total return for the period under review.1

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Despite rising unemployment, near period-end home sales edged higher, the decline in manufacturing activity slowed and consumer confidence started to pick up. Economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.2 June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.3 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5%–2.0%.3

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans — including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: New York Mercantile Exchange.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s prospectus also includes a description of the main investment risks.

in a range of 0% to 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal.

Most U.S. stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader S&P 500 posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.1

Global equities followed the same trend. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period’s final weeks, global equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.4 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.5

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

4. Source: European Communities Eurostat.

5. Source: People’s Bank of China.

Top 10 Sectors/Industries

Mutual Shares Securities Fund

Based on Equity Securities 6/30/09

% of Total Net Assets

Tobacco	9.6%

Pharmaceuticals	6.2%

Insurance	5.8%

Food Products	5.7%

Food & Staples Retailing	5.4%

Media	5.1%

Beverages	4.4%

Industrial Conglomerates	3.9%

Oil, Gas & Consumable Fuels	3.9%

Diversified Telecommunication Services	3.1%

Manager’s Discussion

During the first half of 2009, three of the Fund’s best performing investments were oil and gas drilling company Transocean, U.K.-based cable services provider Virgin Media and software provider Microsoft.

Transocean is a leading global provider of offshore drilling contract services for oil and gas companies. New drilling and seismic technologies have led to significant oil and gas discoveries in very deep water accessible only to modern, highly specialized rigs. The offshore drilling industry has benefited from these discoveries as customers entered into multi-year contracts at rates exceeding $500,000 per day. Transocean’s shares appreciated dramatically as investors began to anticipate strong demand from Brazilian national oil company Petrobras for deepwater drilling rigs to develop the vast and recently discovered Tupi underwater oil field, an improving supply-demand picture for new deepwater projects, and better cost controls by the company. We continued to believe that the supply-and-demand outlook for deepwater drilling rigs was favorable.

Virgin Media’s share price rose after the company successfully extended the maturity profile of its debt and subscriber metrics, while pricing and profitability measures continued to show improvement. In addition, the company refocused on its core strength in data, leveraging its superior communications network to offer faster speeds than competitors. These efforts have proven effective as Virgin Media’s subscriber trends outperformed market averages while the company also raised prices. Meanwhile, we believe consolidation among broadband communications companies in the U.K. market signaled a more stable pricing environment in the future. The company also reached an agreement with British Sky Broadcasting Group, the U.K.’s top pay-TV provider, regarding redistribution of content, thereby strengthening Virgin’s video offerings. Ofcom, U.K.’s broadcasting and communications regulator, recently issued a report supporting wider access to exclusive content through lower, and potentially regulated, wholesale pricing that could further strengthen Virgin Media’s video products. The company’s stock received further support after investors began to anticipate that future efficiency gains could result from subscriber growth and pricing improvement, and a more stable competitive market could drive earnings growth in the second half of the year.

Top 10 Holdings

Mutual Shares Securities Fund

6/30/09

Company Sector/Industry, Country	% of Total Net Assets

Wyeth	3.2%
Pharmaceuticals, U.S.

British American Tobacco PLC, ord. & ADR	3.0%
Tobacco, U.K.

Berkshire Hathaway Inc., A & B	2.3%
Insurance, U.S.

Microsoft Corp.	2.3%
Software, U.S.

Comcast Corp., A	2.2%
Media, U.S.

CVS Caremark Corp.	2.2%
Food & Staples Retailing, U.S.

Schering-Plough Corp.	2.2%
Pharmaceuticals, U.S.

Imperial Tobacco Group PLC	2.1%
Tobacco, U.K.

Nestle SA	1.8%
Food Products, Switzerland

Mattel Inc.	1.5%
Leisure Equipment & Products, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Microsoft manufactures, licenses and supports a wide range of proprietary software products and services, and is the world’s largest software company. Companywide cost controls implemented in late 2008 gained traction and began to benefit operating results in 2009. Microsoft also announced several new products, including a rebranded search engine, Bing, and the next version of the Windows operating system. The combination of cost discipline and new revenue opportunities appeared to revitalize the company and Microsoft’s image with investors.

Although the Fund outperformed the S&P 500 during the first half of 2009, it had some disappointments. Three investments that declined in value were U.S. Bancorp, a diversified financial services company; Comcast, a cable services provider; and U.K.-based Imperial Tobacco, a leading international tobacco company.

U.S. Bancorp reported higher-than-anticipated securities losses and a subsequent 25% decrease in tangible book value in 2009’s first quarter. Investor fears about continued deterioration in the value of the company’s assets led to further pressure on the shares, as well as those of its peers. We exited the position during the period under review.

Comcast shares fell after the company reported a decline in subscriber growth across all products — video, data and telephony — when it reported 2008 fourth quarter results. In addition, given the improvement in corporate debt markets during the second quarter and Comcast’s relatively underleveraged balance sheet, investors began to anticipate a more significant increase in the dividend and/or an increase in share repurchase activity. The fact that the company undertook neither appeared to create uncertainty and sparked speculation about potential merger and acquisition activity.

Imperial Tobacco shares declined after investors grew wary about the company’s balance sheet and dividend policy, and investors generally rotated away from typically defensive sectors as cyclical stocks rallied strongly during the second quarter. At period-end, we still believed Imperial shares were an attractive investment trading at a single-digit 2010 price-to-earnings multiple and boasting more than 10% in free cash flow yield.

Finally, investors should note that we maintained our currency hedging posture of being generally hedged to the U.S. dollar for most of our non-U.S. holdings. Since the dollar was weaker compared with most foreign currencies during the first half of 2009, our hedging strategy negatively impacted performance.

Thank you for your participation in Mutual Shares Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Shares Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,048.70	$4.11
Hypothetical (5% return before expenses)	$1,000	$1,020.78	$4.06

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.81%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SUPPLEMENT DATED JULY 23, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

MUTUAL SHARES SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.	The paragraph beginning “The Fund may attempt . . ” under “Goals and Strategies – Main Investments” is replaced with the following:

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, “Hedging Instruments”).

II	The section “Hedging Instruments” under “Main Risks” is replaced in its entirety with the following:

Hedging Instruments

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific amount of currency at a future date and at a price set at the time of the contract. A currency futures contract is similar to a forward foreign currency exchange contract except that the futures contract is in a standardized form that trades on an exchange instead of being privately negotiated with a particular counterparty. Forward foreign currency exchange contracts and currency futures contracts (collectively, “currency contracts”) may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging program were in effect.

The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Currency contracts are considered derivative investments, because their value and performance depend, at least in part, on the value of an underlying asset. The Fund’s investments in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party (particularly with respect to forward foreign currency exchange contracts), or inability to close out a position because the trading market becomes illiquid. These risks may be heightened during volatile market conditions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivative holdings. The Fund’s liquidity may also be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments.

Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

Please keep this supplement for future reference.

SUPPLEMENT DATED AUGUST 7, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

OF

MUTUAL SHARES SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

I.	Under “Goals and Strategies” the following is added to the end of “Main Investments” on page MS-2:

The Fund may purchase asset-backed and mortgage-backed securities. In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (“TALF ABS”), the Fund may borrow from the Federal Reserve Bank of New York (“NY Fed”) under its Term Asset-Backed Securities Loan Facility (“TALF”). Pursuant to the TALF Program, the Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

II.	The following is added to the end of the “Main Risks” section on page MS-5:

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security’s maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF Program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Such borrowings may exaggerate the effect of any increase or decrease in the value of the TALF ABS on the Fund’s net asset value and will subject the Fund to interest and other costs (including administrative fees) associated with the TALF Program. However, such borrowings are non-recourse to the Fund, which should limit some of the risks of leverage.

Please keep this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Shares Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 1			2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.92		$20.42	$20.67	$18.35	$16.78	$15.00

Income from investment operations[a]:
Net investment income[b]	0.14	[c]	0.34	0.54	0.40	0.34	0.21
Net realized and unrealized gains (losses)	0.44		(7.54)	0.31	2.86	1.47	1.71

Total from investment operations	0.58		(7.20)	0.85	3.26	1.81	1.92

Less distributions from:
Net investment income	—		(0.57)	(0.35)	(0.29)	(0.18)	(0.14)
Net realized gains	—		(0.73)	(0.75)	(0.65)	(0.06)	—

Total distributions	—		(1.30)	(1.10)	(0.94)	(0.24)	(0.14)

Net asset value, end of period	$12.50		$11.92	$20.42	$20.67	$18.35	$16.78

Total return[d]	4.87%		(36.93)%	3.72%	18.66%	10.83%	12.88%
Ratios to average net assets[e]
Expenses[f,g]	0.81%		0.73%	0.72%	0.81%	0.78%	0.75%
Expenses - excluding dividend expense on securities sold short[g]	0.73%		0.73%	0.72%	0.74%	0.74%	0.73%
Net investment income	2.35%	[c]	2.16%	2.58%	2.02%	1.97%	1.40%

Supplemental data
Net assets, end of period (000’s)	$441,502		$319,703	$272,509	$259,943	$260,317	$287,324
Portfolio turnover rate	23.59%		44.11%	41.73% [h]	19.75%	19.59%	31.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately ($0.03) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.89%. See Note 7.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 2			2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.78		$20.19	$20.46	$18.18	$16.64	$14.90

Income from investment operations[a]:
Net investment income[b]	0.12	[c]	0.32	0.48	0.34	0.29	0.18
Net realized and unrealized gains (losses)	0.44		(7.49)	0.31	2.84	1.46	1.68

Total from investment operations	0.56		(7.17)	0.79	3.18	1.75	1.86

Less distributions from:
Net investment income	—		(0.51)	(0.31)	(0.25)	(0.15)	(0.12)
Net realized gains	—		(0.73)	(0.75)	(0.65)	(0.06)	—

Total distributions	—		(1.24)	(1.06)	(0.90)	(0.21)	(0.12)

Net asset value, end of period	$12.34		$11.78	$20.19	$20.46	$18.18	$16.64

Total return[d]	4.75%		(37.11)%	3.48%	18.38%	10.55%	12.63%
Ratios to average net assets[e]
Expenses[f,g]	1.06%		0.98%	0.97%	1.06%	1.03%	1.00%
Expenses - excluding dividend expense on securities sold short[g]	0.98%		0.98%	0.97%	0.99%	0.99%	0.98%
Net investment income	2.10%	[c]	1.91%	2.33%	1.77%	1.72%	1.15%

Supplemental data
Net assets, end of period (000’s)	$3,371,762		$3,303,761	$5,925,551	$5,140,878	$3,596,889	$2,464,374
Portfolio turnover rate	23.59%		44.11%	41.73% [h]	19.75%	19.59%	31.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately ($0.03) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.64%. See Note 7.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)		Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.88		$18.91

Income from investment operations[b]:
Net investment income[c]	0.12	[d]	0.17
Net realized and unrealized gains (losses)	0.44		(5.90)

Total from investment operations	0.56		(5.73)

Less distributions from:
Net investment income	—		(0.57)
Net realized gains	—		(0.73)

Total distributions	—		(1.30)

Net asset value, end of period	$12.44		$11.88

Total return[e]	4.71%		(32.12)%
Ratios to average net assets[f]
Expenses[g,h]	1.16%		1.08%
Expenses - excluding dividend expense on securities sold short[h]	1.08%		1.08%
Net investment income	2.00%	[d]	1.81%

Supplemental data
Net assets, end of period (000’s)	$94,958		$57,266
Portfolio turnover rate	23.59%		44.11%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately ($0.03) per share related to a reserve for uncollectible interest as disclosed on the Statement of Operations. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.54%. See Note 7.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

hBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests 84.5%
Aerospace & Defense 1.0%
[a]GenCorp Inc.	United States	494,180	$943,884
United Technologies Corp.	United States	745,913	38,757,639

			39,701,523

Air Freight & Logistics 0.4%
TNT NV	Netherlands	868,685	16,868,992

Airlines 0.0%[b]
[a]ACE Aviation Holdings Inc., A	Canada	280,360	1,277,706
[a,c]Northwest Airlines Corp., Contingent Distribution	United States	27,670,000	17,432

			1,295,138

Auto Components 0.4%
[a,c,d]Collins & Aikman Products Co., Contingent Distribution	United States	929,505	9,295
[a,c,d]Dana Holding Corp., Contingent Distribution	United States	10,339,000	—
[a]Goodyear Tire & Rubber Co.	United States	1,068,854	12,035,296
[a,e]IACNA Investor LLC	United States	168,957	1,690
[a,e,f]International Automotive Components Group Brazil LLC	Brazil	1,730,515	1,549,573
[a,e,f]International Automotive Components Group Japan LLC	Japan	269,643	745,912
[a,e,f]International Automotive Components Group LLC	Luxembourg	6,170,474	1,400,080
[a,e,f]International Automotive Components Group NA LLC, A	United States	4,838,053	184,330

			15,926,176

Automobiles 0.3%
Daimler AG	Germany	350,712	12,651,891

Beverages 4.4%
Brown-Forman Corp., A	United States	7,455	343,750
Brown-Forman Corp., B	United States	107,219	4,608,272
Carlsberg AS, B	Denmark	296,066	18,986,811
[a]Dr. Pepper Snapple Group Inc.	United States	2,647,917	56,109,361
Lion Nathan Ltd.	Australia	718,012	6,689,533
Pepsi Bottling Group Inc.	United States	1,004,700	33,999,048
PepsiAmericas Inc.	United States	264,200	7,083,202
Pernod Ricard SA	France	684,286	43,065,311

			170,885,288

Building Products 0.3%
[a]Owens Corning Inc.	United States	820,981	10,492,137

Capital Markets 0.2%
Ameriprise Financial Inc.	United States	310,900	7,545,543

Chemicals 1.7%
[a,c,d]Dow Corning Corp., Contingent Distribution	United States	650,000	25,000
Koninklijke DSM NV	Netherlands	884,580	27,705,099
Linde AG	Germany	469,701	38,493,839

			66,223,938

Commercial Banks 1.1%
Barclays PLC	United Kingdom	4,986,542	23,219,038
[a,e]Elephant Capital Holdings Ltd.	Japan	11,728	—
[a]Guaranty Bancorp	United States	1,288,316	2,460,684

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Commercial Banks (continued)
[a]Intesa Sanpaolo SpA	Italy	5,663,270	$18,229,880
[a,e]NCB Warrant Holdings Ltd., A	Japan	57,295	—

			43,909,602

Commercial Services & Supplies 0.0%[b]
[a]Comdisco Holding Co. Inc.	United States	180	1,314
[a,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	7,473,000	—

			1,314

Communications Equipment 0.8%
Motorola Inc.	United States	4,535,313	30,069,125

Computers & Peripherals 1.9%
[a,e]DecisionOne Corp.	United States	108,227	178,574
[a,e]DecisionOne Corp., wts., 6/08/17	United States	59,425	—
[a]Dell Inc.	United States	3,772,456	51,795,821
[a]Sun Microsystems Inc.	United States	2,511,539	23,156,390

			75,130,785

Consumer Finance 0.5%
[a,e,f,g]CB FIM Coinvestors LLC	United States	6,400,507	14,613,638
[a,e]Cerberus CG Investor I LLC	United States	8,172,654	1,552,804
[a,e]Cerberus CG Investor II LLC	United States	8,172,654	1,552,804
[a,e]Cerberus CG Investor III LLC	United States	4,086,327	776,402
[a,e]Cerberus FIM Investors Holdco LLC	United States	8,006,950	582,906

			19,078,554

Containers & Packaging 0.3%
Temple-Inland Inc.	United States	842,289	11,050,832

Diversified Consumer Services 0.4%
H&R Block Inc.	United States	650,320	11,205,014
Hillenbrand Inc.	United States	342,585	5,700,614

			16,905,628

Diversified Financial Services 0.7%
Bank of America Corp.	United States	775,900	10,241,880
Deutsche Boerse AG	Germany	228,714	17,733,508
[a,e,g]GLCP Harrah’s Investment LP	United States	5,565,600	—
[a,c]Marconi Corp., Contingent Distribution	United Kingdom	9,945,700	—

			27,975,388

Diversified Telecommunication Services 3.1%
[a,e]AboveNet Inc.	United States	62,453	5,057,444
[a,e]AboveNet Inc., stock grant, grant price $20.95, expiration date 9/09/13	United States	78	4,682
[a,e]AboveNet Inc., wts., 9/08/10	United States	2,995	172,213
[a,c,d]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Koninklijke (Royal) KPN NV	Netherlands	3,824,676	52,566,646
Qwest Communications International Inc.	United States	6,643,239	27,569,442
Telefonica SA	Spain	1,502,812	33,978,449

			119,348,876

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Electric Utilities 2.7%
E.ON AG	Germany	1,536,873	$54,386,247
Entergy Corp.	United States	260,290	20,177,681
Exelon Corp.	United States	571,467	29,264,825

			103,828,753

Electronic Equipment, Instruments & Component 0.7%
Tyco Electronics Ltd.	United States	1,456,842	27,082,693

Energy Equipment & Services 2.3%
Baker Hughes Inc.	United States	294,972	10,748,780
[a]Exterran Holding Inc.	United States	613,890	9,846,796
[a]Pride International Inc.	United States	453,060	11,353,683
[a]Transocean Ltd.	United States	753,747	55,995,865

			87,945,124

Food & Staples Retailing 5.4%
Carrefour SA	France	936,985	39,978,427
CVS Caremark Corp.	United States	2,726,355	86,888,934
Kroger Co.	United States	1,906,376	42,035,591
SUPERVALU Inc.	United States	1,115,540	14,446,243
Wal-Mart Stores Inc.	United States	588,754	28,519,244

			211,868,439

Food Products 5.7%
Cadbury PLC	United Kingdom	4,163,441	35,484,647
Danone	France	659,471	32,540,588
General Mills Inc.	United States	486,290	27,241,966
Kraft Foods Inc., A	United States	2,269,151	57,500,286
Nestle SA	Switzerland	1,873,973	70,552,006

			223,319,493

Health Care Providers & Services 1.3%
[a]Community Health Systems Inc.	United States	1,277,022	32,244,806
[a]Kindred Healthcare Inc.	United States	167,311	2,069,637
[a]Tenet Healthcare Corp.	United States	6,379,987	17,991,563

			52,306,006

Hotels, Restaurants & Leisure 0.0%[b]
[a]Trump Entertainment Resorts Inc.	United States	169,038	28,736

Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group	United States	1,036,736	27,556,443
[a]NRG Energy Inc.	United States	279,070	7,244,657

			34,801,100

Industrial Conglomerates 3.9%
Keppel Corp. Ltd.	Singapore	3,905,323	18,600,627
Koninklijke Philips Electronics NV	Netherlands	1,315,064	24,209,179
[f]Orkla ASA	Norway	5,362,549	38,929,727
Siemens AG	Germany	638,515	44,089,462
Tyco International Ltd.	United States	1,019,893	26,496,820

			152,325,815

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Insurance 5.8%
ACE Ltd.	United States	797,505	$35,273,646
[a]Alleghany Corp.	United States	23,818	6,454,678
[a]Berkshire Hathaway Inc., A	United States	149	13,410,000
[a]Berkshire Hathaway Inc., B	United States	25,810	74,738,791
[a]Conseco Inc.	United States	1,091,457	2,586,753
Old Republic International Corp.	United States	2,329,142	22,942,049
[a,e]Olympus Re Holdings Ltd.	United States	16,280	35,578
The Travelers Cos. Inc.	United States	320,496	13,153,156
White Mountains Insurance Group Ltd.	United States	140,935	32,261,431
Zurich Financial Services AG	Switzerland	137,066	24,136,933

			224,993,015

Leisure Equipment & Products 1.7%
Eastman Kodak Co.	United States	2,112,040	6,251,638
Mattel Inc.	United States	3,654,069	58,647,808

			64,899,446

Life Sciences Tools & Services 0.6%
[a]MDS Inc.	Canada	825,217	4,335,591
[a]Thermo Fisher Scientific Inc.	United States	460,841	18,788,488

			23,124,079

Machinery 0.9%
AB SKF, B	Sweden	1,095,590	13,488,291
Federal Signal Corp.	United States	930,921	7,121,546
[a,e,f,g]Motor Coach Industries International Inc.	United States	2,219	2,885,810
Parker Hannifin Corp.	United States	263,420	11,316,523

			34,812,170

Marine 0.8%
A.P. Moller - Maersk AS	Denmark	5,500	32,940,955

Media 5.1%
[a]Adelphia Recovery Trust	United States	29,283,354	732,084
[a,c]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453	371,536
[a,c]Century Communications Corp., Contingent Distribution	United States	5,487,000	—
Comcast Corp., A	United States	5,979,493	84,310,851
News Corp., A	United States	6,371,079	58,040,530
Time Warner Cable Inc.	United States	682,949	21,628,995
[a,d]TVMAX Holdings Inc.	United States	35,609	—
Virgin Media Inc.	United Kingdom	3,623,690	33,881,501

			198,965,497

Metals & Mining 0.6%
Anglo American PLC	United Kingdom	800,870	23,237,842

Multi-Utilities 0.7%
GDF Suez	France	746,422	27,785,564
[a,c]NorthWestern Corp., Contingent Distribution	United States	3,348,000	—

			27,785,564

Oil, Gas & Consumable Fuels 3.9%
BP PLC	United Kingdom	2,580,641	20,287,664
BP PLC, ADR	United Kingdom	5,003	238,543

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	United States	1,632,214	$49,178,608
Noble Energy Inc.	United States	151,570	8,938,083
Royal Dutch Shell PLC, A	United Kingdom	1,813,808	45,284,041
Total SA, B	France	548,419	29,599,299

			153,526,238

Paper & Forest Products 2.9%
[a]Domtar Corp.	United States	304,139	5,042,625
International Paper Co.	United States	2,706,902	40,955,427
MeadWestvaco Corp.	United States	1,553,006	25,484,829
Weyerhaeuser Co.	United States	1,407,287	42,823,743

			114,306,624

Pharmaceuticals 6.2%
Novartis AG	Switzerland	681,230	27,602,695
Schering-Plough Corp.	United States	3,391,212	85,187,245
[a]Valeant Pharmaceuticals International	United States	234,816	6,039,468
Wyeth	United States	2,755,000	125,049,450

			243,878,858

Real Estate Investment Trusts (REITs) 1.1%
Alexander’s Inc.	United States	49,326	13,298,290
Link REIT	Hong Kong	8,630,556	18,419,515
Ventas Inc.	United States	119,989	3,582,871
Vornado Realty Trust	United States	170,000	7,655,100

			42,955,776

Real Estate Management & Development 0.4%
[a,d]Canary Wharf Group PLC	United Kingdom	1,535,898	4,422,407
[a]Forestar Real Estate Group	United States	330,463	3,925,901
[a]The St. Joe Co.	United States	314,282	8,325,330

			16,673,638

Semiconductors & Semiconductor Equipment 1.4%
[a]LSI Corp.	United States	7,019,253	32,007,794
Maxim Integrated Products Inc.	United States	1,542,747	24,205,700

			56,213,494

Software 2.4%
[h]Microsoft Corp.	United States	3,846,293	91,426,385

Tobacco 9.6%
Altria Group Inc.	United States	3,268,024	53,562,913
British American Tobacco PLC	United Kingdom	4,320,987	118,942,541
British American Tobacco PLC, ADR	United Kingdom	4,218	235,364
Imperial Tobacco Group PLC	United Kingdom	3,149,559	81,773,965
Japan Tobacco Inc.	Japan	8,960	28,081,362
KT&G Corp.	South Korea	554,296	31,306,332
Lorillard Inc.	United States	170,740	11,571,050
Philip Morris International Inc.	United States	455,680	19,876,762
Reynolds American Inc.	United States	782,231	30,209,761

			375,560,050

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts		Value
Common Stocks and Other Equity Interests (continued)
Transportation Infrastructure 0.0%[b]
[a]Groupe Eurotunnel SA	France	3,017		$17,096
[a]Groupe Eurotunnel SA, wts., 12/30/11	France	160,159		25,384

				42,480

Total Common Stocks and Other Equity Interests (Cost $3,985,320,483)				3,303,909,000

Preferred Stocks 0.4%
Diversified Telecommunication Services 0.0%[b]
[a,e]PTV Inc., 10.00%, pfd., A	United Kingdom	17,300		4,152

Machinery 0.4%
[a,e,f,g]Motor Coach Industries International Inc., pfd.,	United States	15,923		15,923,000

Total Preferred Stocks (Cost $15,933,899)				15,927,152

Options Purchased 0.1%
Put Options (Cost $13,157,787) 0.1%
[a]S&P 500 Index, exercise price $775, expiration date 12/19/09, contracts	United States	2,229		5,795,400

		Principal Amount[i]
Corporate Bonds & Notes 3.9%
American General Finance Corp., 5.85%, 6/01/13	United States	1,430,000		821,182
senior note, J, 6.90%, 12/15/17	United States	20,010,000		10,849,322
[j,k]Boston Generating LLC, FRN, Revolver, 1.095%, 12/21/13	United States	469,092		341,851
Synthetic Letter of Credit, 1.095%, 12/21/13	United States	1,675,285		1,220,864
Term Loan B, 2.569%, 12/21/13	United States	7,402,624		5,394,662
[k]Calpine Corp., Exit Term Loan, FRN, 4.095%, 3/29/14	United States	48,789,697		43,314,420
[e,l]Cerberus CG Investor I LLC, 12.00%, 7/31/14	United States	7,173,000		1,362,870
[e,l]Cerberus CG Investor II LLC, 12.00%, 7/31/14	United States	7,173,000		1,362,870
[e,l]Cerberus CG Investor III LLC, 12.00%, 7/31/14	United States	3,586,500		681,435
[e,l]Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13	United States	23,696,793		1,723,965
DecisionOne Corp., [e]senior secured note, 15.00%, 11/30/13	United States	142,137		158,696
[d]Term Loan B, 15.00%, 8/29/13	United States	24,958		27,866
Exterran Holding Inc., senior note, cvt., 4.25%, 6/15/14	United States	4,517,000		4,217,749
[k]First Data Corp., Term Loan, FRN, 3.065%, 9/24/14
B-1	United States	5,968,340		4,487,858
B-2	United States	13,446,046		10,118,149
B-3	United States	1,474,147		1,107,914
Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T2, 3.00%, 7/28/09	France	4,300	EUR	4,825
T2, 3.00%, 7/28/09	France	4,979	GBP	8,601
T3, 3.00%, 7/28/10	France	2,425,100	EUR	2,721,156
T3, 3.00%, 7/28/10	France	1,688,564	GBP	2,917,192
[d,f,k]International Automotive Components Group NA Inc., Revolver, FRN, 5.75%, 1/18/14	United States	959,420		959,420
[e,f,l]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	1,456,500		660,862
[e,f,k,m]Pontus I LLC, junior note, 144A, FRN, 4.856%, 7/24/09	United States	17,671,292		16,956,543
[e,f,k,m]Pontus II Trust, junior profit-participating note, 144A, FRN, 7.66%, 6/25/09	United States	2,802,782		4,882,673

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Principal Amount[i]		Value
Corporate Bonds & Notes (continued)
[k]Realogy Corp., FRN, Delayed Draw Term B Loan, 4.177%, 10/10/13	United States	688,587		$502,177
Initial Term Loan B, 4.177%, 10/10/13	United States	6,841,595		4,989,480
[n]Revolver, 3.427%, 4/10/13	United States	9,012,140		5,812,831
Synthetic Letter of Credit, 0.185%, 10/10/13	United States	1,841,983		1,343,332
[k]Texas Competitive Electric Holdings Co. LLC, FRN, Initial Tranche B-1 Term Loan, 3.821%, 10/10/14	United States	18,771,705		13,429,597
Term Loan B3, 3.821%, 10/10/14	United States	10,466,967		7,503,507
Tranche B-2 Term Loan, 3.821%, 10/10/14	United States	2,960,005		2,122,510
[d,o]TVMAX Holdings Inc., PIK, 11.50%, 9/30/09	United States	69,699		19,572
14.00%, 9/30/09	United States	221,250		59,762

Total Corporate Bonds & Notes (Cost $202,914,138)				152,085,713

Corporate Bonds & Notes in Reorganization 1.1%
[k,l]Charter Communications Operating LLC, FRN, Incremental Term Loan, 9.25%, 3/06/14	United States	4,500,420		4,435,726
Term Loan B, 6.25%, 3/06/14	United States	25,801,268		23,398,525
[k,l]Quebecor World Inc., DIP Term Loan, FRN, 8.25%, 7/21/09	Canada	7,798,013		7,583,568
[d,l]Safety Kleen Services, senior sub. note, 9.25%, 6/01/08	United States	5,000		25
[j,k,l]Spectrum Brands Inc., FRN, Dollar Term Loan B, 8.00%, 4/01/13	United States	924,032		828,549
Euro Term Loan, 5.41%, 4/01/13	United States	2,906,445	EUR	3,556,816
Letter of Credit Commitment, 6.25%, 4/01/13	United States	47,217		42,338
[l]Trump Entertainment Resorts Inc., 8.50%, 6/01/15	United States	7,582,630		976,263
[f,l]Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%, 12/15/14	United States	18,305,000		251,694

Total Corporate Bonds & Notes in Reorganization (Cost $52,169,743)				41,073,504

Companies in Liquidation 0.0%
[d]Peregrine Investments Holdings Ltd., 6.70%, 1/15/98	Hong Kong	5,000,000	JPY	—
[d]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	12,200,000		—

Total Companies in Liquidation (Cost $—)				—

Total Investments before Short Term Investments (Cost $4,269,496,050)				3,518,790,769

Short Term Investments 11.8%
U.S. Government and Agency Securities 11.8%
[p]FHLB, 7/01/09	United States	40,600,000		40,600,000
7/02/09 - 12/04/09	United States	151,000,000		150,953,722
[p,q]U.S. Treasury Bills, 7/02/09 - 12/24/09	United States	270,000,000		269,837,915

Total U.S. Government and Agency Securities (Cost $460,848,567)				461,391,637

Total Investments (Cost $4,730,344,617) 101.8%				3,980,182,406
Options Written (0.0)%[b]				(757,662)
Securities Sold Short (2.0)%				(79,623,950)
Other Assets, less Liabilities 0.2%				8,421,986

Net Assets 100.0%				$3,908,222,780

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Contracts	Value
[r]Options Written (Premium Received $293,416) 0.0%[b]
Software 0.0%[b]
Microsoft Corp., Jul. 22 Calls, 7/18/09	United States	3,846	$757,662

		Shares
[s]Securities Sold Short 2.0%
Pharmaceuticals 2.0%
Merck & Co. Inc.	United States	1,955,711	54,681,680
Pfizer Inc.	United States	1,662,818	24,942,270

Total Securities Sold Short (Proceeds $73,500,202)			$79,623,950

aNon-income producing.

bRounds to less than 0.1% of net assets.

cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2009, the aggregate value of these securities was $5,523,347, representing 0.14% of net assets.

eSee Note 8 regarding restricted securities.

fSee Note 13 regarding other considerations.

gSee Note 12 regarding holdings of 5% voting securities.

hA portion or all of the security is held in connection with written option contracts open at period end.

iThe principal amount is stated in U.S. dollars unless otherwise indicated.

jA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

kThe coupon rate shown represents the rate at period end.

lSee Note 7 regarding credit risk and defaulted securities.

mSee Note 1(g) regarding special purpose entities.

nSee Note 9 regarding unfunded loan commitments.

oIncome may be received in additional securities and/or cash.

pThe security is traded on a discount basis with no stated coupon rate.

qSecurity or a portion of the security has been segregated as collateral for securities sold short. At June 30, 2009, the value of securities and/or cash pledged amounted to $124,876,614.

rSee Note 1(d) regarding written options.

sSee Note 1(f) regarding securities sold short.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund

At June 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
South Korean Won	BANT	Sell	21,694,845,045	$16,467,307	7/08/09	$—	$(559,475)
South Korean Won	BBU	Sell	2,848,750,000	2,150,000	7/08/09	—	(85,787)
South Korean Won	BANT	Buy	1,050,000,000	822,240	7/08/09	1,833	—
British Pound	SSBT	Sell	19,045,766	28,413,305	7/13/09	—	(2,923,164)
British Pound	BANT	Sell	5,160,000	7,366,436	7/13/09	—	(1,123,439)
British Pound	HSBC	Sell	4,980,000	7,515,447	7/13/09	—	(678,270)
British Pound	BBU	Sell	740,000	1,119,213	7/13/09	—	(98,327)
British Pound	DBFX	Sell	870,000	1,397,264	7/13/09	—	(34,169)
British Pound	BANT	Buy	3,925,000	5,599,702	7/13/09	858,197	—
British Pound	SSBT	Buy	635,000	901,179	7/13/09	143,602	—
Norwegian Krone	BANT	Sell	137,143,577	19,513,884	7/13/09	—	(1,797,519)
Norwegian Krone	HAND	Sell	78,000,000	11,041,590	7/13/09	—	(1,079,207)
Euro	BBU	Sell	30,850,000	39,889,050	7/27/09	—	(3,381,884)
Euro	BANT	Sell	29,670,000	38,442,844	7/27/09	—	(3,172,994)
Euro	HSBC	Sell	12,327,012	16,932,309	7/27/09	—	(357,847)
Euro	DBFX	Sell	7,680,000	10,524,920	7/27/09	—	(247,228)
Swiss Franc	BANT	Sell	32,561,813	28,153,399	8/10/09	—	(1,821,403)
Swiss Franc	SSBT	Sell	21,276,249	18,286,249	8/10/09	—	(1,299,619)
Swiss Franc	HSBC	Sell	21,498,944	18,596,752	8/10/09	—	(1,194,118)
Swiss Franc	HAND	Sell	612,128	550,000	8/10/09	—	(13,495)
Swiss Franc	DBFX	Sell	288,340	260,000	8/10/09	—	(5,432)
Swiss Franc	BBU	Sell	288,035	259,999	8/10/09	—	(5,152)
British Pound	BBU	Sell	30,935,178	46,577,706	8/12/09	—	(4,318,416)
British Pound	DBFX	Sell	11,103,273	18,073,907	8/12/09	—	(193,759)
Euro	BANT	Sell	33,560,000	43,445,144	8/13/09	—	(3,625,202)
Euro	SSBT	Sell	21,569,177	29,928,795	8/13/09	—	(323,549)
Euro	BBU	Sell	4,400,000	5,874,968	8/13/09	—	(296,353)
Euro	HSBC	Sell	4,659,601	6,502,241	8/13/09	—	(33,190)
Norwegian Krone	HAND	Sell	10,000,000	1,535,108	8/19/09	—	(17,343)
Norwegian Krone	HAND	Buy	5,251,120	800,000	8/19/09	15,211	—
Norwegian Krone	BBU	Sell	7,329,615	1,140,000	8/19/09	2,113	—
Norwegian Krone	DBFX	Sell	11,150,278	1,760,000	8/19/09	28,974	—
Canadian Dollar	SSBT	Sell	3,482,462	2,808,437	8/31/09	—	(187,210)
Canadian Dollar	BANT	Sell	446,000	356,900	8/31/09	—	(26,754)
Canadian Dollar	SSBT	Buy	2,447,610	2,077,806	8/31/09	27,651	—
Euro	SSBT	Sell	20,830,000	27,242,416	8/31/09	—	(1,971,619)
Euro	BANT	Sell	14,866,889	19,852,378	8/31/09	—	(998,405)
Euro	HSBC	Sell	1,610,000	2,183,434	8/31/09	—	(74,588)
Euro	BBU	Sell	5,475,000	7,687,306	8/31/09	8,629	—
Euro	DBFX	Sell	1,960,000	2,803,878	8/31/09	54,982	—
British Pound	SSBT	Sell	48,500,000	68,402,460	9/10/09	—	(11,387,211)
British Pound	BBU	Sell	48,305,000	71,636,315	9/14/09	—	(7,831,759)
British Pound	SSBT	Sell	810,000	1,204,045	9/14/09	—	(128,512)
British Pound	SSBT	Buy	1,170,052	1,926,113	9/14/09	—	(1,225)
British Pound	AESX	Buy	770,000	1,254,586	9/14/09	12,165	—
Euro	BANT	Sell	71,800,000	91,806,380	9/14/09	—	(8,885,911)
Euro	BBU	Sell	23,000,000	31,301,505	9/14/09	—	(953,686)
Euro	HSBC	Sell	800,000	1,031,040	9/14/09	—	(90,880)
Euro	SSBT	Sell	500,000	642,710	9/14/09	—	(58,490)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Mutual Shares Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swedish Krona	HAND	Sell	95,958,313	$11,171,292	9/16/09	$—	$(1,262,387)
Swedish Krona	HAND	Buy	5,292,665	670,000	9/16/09	15,790	—
Australian Dollar	HSBC	Sell	1,903,458	1,464,979	9/17/09	—	(58,599)
Australian Dollar	SSBT	Sell	4,182,162	3,327,655	9/17/09	—	(19,858)
Australian Dollar	BANT	Sell	1,760,994	1,391,943	9/17/09	—	(18,286)
Australian Dollar	SSBT	Buy	31,400	24,991	9/17/09	143	—
Singapore Dollar	SSBT	Sell	9,089,913	5,995,786	9/24/09	—	(275,556)
Singapore Dollar	BANT	Sell	3,212,903	2,155,137	9/24/09	—	(61,520)
Singapore Dollar	HSBC	Sell	1,750,212	1,189,030	9/24/09	—	(18,481)
Singapore Dollar	SSBT	Buy	820,118	559,502	9/24/09	6,316	—
Singapore Dollar	BBU	Sell	905,783	630,000	9/24/09	5,080	—
Euro	BBU	Sell	18,000,000	24,492,960	10/13/09	—	(748,101)
Japanese Yen	SSBT	Sell	1,666,613,242	16,884,830	10/20/09	—	(436,502)
Japanese Yen	BBU	Sell	70,210,080	720,000	10/20/09	—	(9,703)
Japanese Yen	SSBT	Buy	110,000,000	1,117,387	10/20/09	25,858	—
Japanese Yen	BANT	Buy	38,138,100	385,000	10/20/09	11,374	—
Japanese Yen	HSBC	Sell	107,721,220	1,120,000	10/20/09	439	—
Japanese Yen	BANT	Sell	34,392,600	360,000	10/20/09	2,553	—
Japanese Yen	DBFX	Sell	65,367,150	690,000	10/20/09	10,631	—
Japanese Yen	AESX	Sell	141,040,037	1,470,000	10/20/09	4,152	—
Danish Krone	HAND	Sell	77,623,060	13,509,072	10/23/09	—	(1,085,779)
Danish Krone	BANT	Sell	14,623,853	2,588,110	10/23/09	—	(161,497)
Danish Krone	BBU	Sell	6,137,496	1,120,000	10/23/09	—	(33,985)
Danish Krone	SSBT	Sell	470,000	84,548	10/23/09	—	(3,823)
Danish Krone	BBU	Buy	1,745,370	330,000	10/23/09	—	(1,832)
Danish Krone	HAND	Buy	5,637,327	965,093	10/23/09	94,849	—
Euro	BANT	Sell	33,261,474	42,840,778	11/13/09	—	(3,799,791)
Euro	SSBT	Sell	4,889,334	6,469,713	11/13/09	—	(386,306)
Euro	HSBC	Sell	2,090,000	2,804,146	11/13/09	—	(126,536)
Euro	BBU	Sell	12,500,000	17,370,000	11/30/09	—	(157,717)
Euro	BONY	Sell	2,990,000	4,150,419	11/30/09	—	(42,211)

Unrealized appreciation (depreciation)						1,330,542	(69,991,061)

Net unrealized appreciation (depreciation)							$(68,660,519)

See Abbreviations on page MS-42.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Mutual Shares Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$4,699,900,753
Cost - Non-controlled affiliated issuers (Note 12)	30,443,864

Total cost of investments	$4,730,344,617

Value - Unaffiliated issuers	$3,946,759,958
Value - Non-controlled affiliated issuers (Note 12)	33,422,448

Total value of investments	3,980,182,406
Cash	1,135,328
Cash on deposit with brokers	79,922,764
Foreign currency, at value (cost $1,496,227)	1,495,061
Receivables:
Investment securities sold	8,830,870
Capital shares sold	1,878,853
Dividends and interest	7,606,948
Unrealized appreciation on forward exchange contracts	1,330,542
Other assets	5,170

Total assets	4,082,387,942

Liabilities:
Payables:
Investment securities purchased	15,323,896
Capital shares redeemed	3,271,355
Affiliates	3,684,043
Options written, at value (premiums received $293,416)	757,662
Securities sold short, at value (proceeds $73,500,202)	79,623,950
Unrealized depreciation on forward exchange contracts	69,991,061
Unrealized depreciation on unfunded loan commitments (Note 9)	261,759
Accrued expenses and other liabilities	1,251,436

Total liabilities	174,165,162

Net assets, at value	$3,908,222,780

Net assets consist of:
Paid-in capital	$5,086,140,332
Undistributed net investment income	119,930,675
Net unrealized appreciation (depreciation)	(825,809,456)
Accumulated net realized gain (loss)	(472,038,771)

Net assets, at value	$3,908,222,780

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Mutual Shares Securities Fund
Class 1:
Net assets, at value	$441,501,958

Shares outstanding	35,310,198

Net asset value and maximum offering price per share	$12.50

Class 2:
Net assets, at value	$3,371,762,395

Shares outstanding	273,206,704

Net asset value and maximum offering price per share	$12.34

Class 4:
Net assets, at value	$94,958,427

Shares outstanding	7,631,088

Net asset value and maximum offering price per share	$12.44

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Mutual Shares Securities Fund
Investment income:
Dividends (net of foreign taxes of $3,698,862)	$52,608,267
Interest	12,562,043
Reserve for uncollectible interest (Note 7)	(9,452,062)
Income from securities loaned	28,774

Total investment income	55,747,022

Expenses:
Management fees (Note 3a)	10,583,297
Administrative fees (Note 3b)	1,608,049
Distribution fees: (Note 3c)
Class 2	3,885,833
Class 4	126,294
Unaffiliated transfer agent fees	1,018
Custodian fees (Note 4)	164,909
Reports to shareholders	272,655
Registration and filing fees	5,137
Professional fees	228,977
Trustees’ fees and expenses	11,724
Dividends on securities sold short	1,338,170
Other	106,826

Total expenses	18,332,889
Expense reductions (Note 4)	(33,330)

Net expenses	18,299,559

Net investment income	37,447,463

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(303,383,926)
Written options	315,789
Foreign currency transactions	66,985,145
Securities sold short	418,960

Net realized gain (loss)	(235,664,032)

Net change in unrealized appreciation (depreciation) on:
Investments	461,349,537
Translation of other assets and liabilities denominated in foreign currencies	(92,378,629)

Net change in unrealized appreciation (depreciation)	368,970,908

Net realized and unrealized gain (loss)	133,306,876

Net increase (decrease) in net assets resulting from operations	$170,754,339

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual Shares Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$37,447,463	$96,055,146
Net realized gain (loss) from investments, written options, securities sold short and foreign currency transactions	(235,664,032)	(246,411,311)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	368,970,908	(2,068,869,893)

Net increase (decrease) in net assets resulting from operations	170,754,339	(2,219,226,058)

Distributions to shareholders from:
Net investment income:
Class 1	—	(11,945,567)
Class 2	—	(141,276,754)
Class 4	—	(1,103,934)
Net realized gains:
Class 1	—	(15,383,580)
Class 2	—	(200,942,848)
Class 4	—	(1,421,653)

Total distributions to shareholders	—	(372,074,336)

Capital share transactions: (Note 2)
Class 1	101,164,052	217,189,228
Class 2	(76,544,588)	(215,728,827)
Class 4	32,118,911	72,510,540

Total capital share transactions	56,738,375	73,970,941

Net increase (decrease) in net assets	227,492,714	(2,517,329,453)
Net assets:
Beginning of period	3,680,730,066	6,198,059,519

End of period	$3,908,222,780	$3,680,730,066

Undistributed net investment income included in net assets:
End of period	$119,930,675	$82,483,212

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Mutual Shares Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

The Fund purchases or writes option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 11 regarding other derivative information.

e. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

g. Special Purpose Entities

At June 30, 2009, the Fund had contributed an additional $11,126,926 as a subordinated note holder of certain special purpose entities (“SPEs”). Such contributions, while made at the discretion of the Fund, represent additional capital contributions to the SPE in support of its underlying investments and are subject first to the claims of the senior note holders of the SPE. These contributions are recorded as an addition to the Fund’s cost basis in the SPE and are subject to the risk of loss in the event of continued unfavorable market conditions related to the SPE’s underlying investments.

h. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money market fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2009, the Fund had no securities on loan.

i. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Income Taxes (continued)

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	11,152,167	$129,933,445	15,807,156	$251,864,457
Shares issued in reinvestment of distributions	—	—	1,694,305	27,329,147
Shares redeemed	(2,670,334)	(28,769,393)	(4,017,273)	(62,004,376)

Net increase (decrease)	8,481,833	$101,164,052	13,484,188	$217,189,228

Class 2 Shares:
Shares sold	14,470,464	$164,504,015	29,551,202	$460,631,440
Shares issued in reinvestment of distributions	—	—	21,455,774	342,219,602
Shares redeemed	(21,798,355)	(241,048,603)	(64,008,262)	(1,018,579,869)

Net increase (decrease)	(7,327,891)	$(76,544,588)	(13,001,286)	$(215,728,827)

Class 4 Shares:
Shares sold	2,840,585	$32,455,989	4,692,500	$70,463,022
Shares issued on reinvestment of distributions	—	—	156,848	2,525,245
Shares redeemed	(29,742)	(337,078)	(29,103)	(477,727)

Net increase (decrease)	2,810,843	$32,118,911	4,820,245	$72,510,540

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $10 billion
0.550%	Over $10 billion, up to and including $15 billion
0.530%	Over $15 billion, up to and including $20 billion
0.510%	In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $49,737,496 expiring in 2016.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses of $141,606,007.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,751,553,594

Unrealized appreciation	$295,860,467
Unrealized depreciation	(1,067,231,655)

Net unrealized appreciation (depreciation)	$(771,371,188)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, pass-through entity income, bond discounts and premiums, and certain dividends on securities sold short.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

5. INCOME TAXES (continued)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, tax straddles, foreign currency transactions, index stock options, pass-through entity income and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2009, aggregated $919,050,297 and $722,574,842, respectively.

Transactions in options written during the period ended June 30, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2008	1,958	$315,789
Options written	3,846	293,416
Options expired	(1,958)	(315,789)
Options exercised	—	—
Options closed	—	—

Options outstanding at June 30, 2009	3,846	$293,416

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be/or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes a reserve for uncollectible interest.

At June 30, 2009, the aggregate value of distressed company securities and securities for which interest has been discontinued was $46,865,506, representing 1.20% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

8. RESTRICTED SECURITIES (continued)

At June 30, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund’s Board of Trustees as reflecting fair value, as follows:

Principal Amount/ Shares/ Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
62,453	AboveNet Inc.	10/02/01 - 8/08/08	$3,452,922	$5,057,444
78	AboveNet Inc., stock grant, grant price $20.95, expiration date 9/09/13	4/17/06 - 9/08/06	—	4,682
2,995	AboveNet Inc., wts., 9/08/10	10/02/01 - 9/07/07	315,092	172,213
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	6,400,507	14,613,638
8,172,654	Cerberus CG Investor I LLC	7/26/07 - 6/17/08	8,144,664	1,552,804
7,173,000	Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	7,173,000	1,362,870
8,172,654	Cerberus CG Investor II LLC	7/26/07 - 6/17/08	8,144,664	1,552,804
7,173,000	Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	7,173,000	1,362,870
4,086,327	Cerberus CG Investor III LLC	7/26/07 - 6/17/08	4,072,332	776,402
3,586,500	Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	3,586,500	681,435
8,006,950	Cerberus FIM Investors Holdco LLC	11/20/06 - 6/02/09	8,006,950	582,906
23,696,793	Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13	11/20/06	23,696,793	1,723,965
108,227	[a]DecisionOne Corp.	3/12/99 - 7/18/00	76,619	178,574
142,137	[a]DecisionOne Corp., senior secured note, 15.00%, 11/30/13	6/01/09	142,137	158,696
59,425	[a]DecisionOne Corp., wts., 6/08/17	7/09/07	—	—
11,728	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	1,364,048	—
5,565,600	GLCP Harrah’s Investment LP	1/15/08	5,565,600	—
168,957	IACNA Investor LLC	7/24/08	173,030	1,690
1,730,515	[b]International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,160,868	1,549,573
269,643	[b]International Automotive Components Group Japan LLC	9/26/06 - 3/27/07	2,340,891	745,912
6,170,474	[b]International Automotive Components Group LLC	1/12/06 - 10/16/06	6,172,073	1,400,080
1,456,500	[b]International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	1,478,348	660,862
4,838,053	[b]International Automotive Components Group NA LLC, A	3/30/07 - 10/10/07	4,789,127	184,330
2,219	Motor Coach Industries International Inc.	4/17/09	2,554,757	2,885,810
15,923	Motor Coach Industries International Inc., pfd.,	4/17/09	15,923,000	15,923,000
57,295	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	603,247	—
16,280	Olympus Re Holdings Ltd.	12/19/01	1,574,304	35,578
17,671,292	Pontus I LLC, junior note, 144A, FRN, 4.856%, 7/24/09	1/22/08 - 2/25/08	24,588,761	16,956,543
2,802,782	Pontus II Trust, junior profit-participating note, 144A, FRN, 7.66%, 6/25/09	2/29/08	7,012,239	4,882,673
17,300	PTV Inc., 10.00%, pfd., A	12/07/01 - 3/06/02	10,899	4,152

	Total Restricted Securities (1.92% of Net Assets)			$75,011,506

[a]The	Fund also invests in unrestricted securities of the issuer, valued at $27,866 as of June 30, 2009.
[b]The	Fund also invests in unrestricted securities of the issuer, valued at $959,420 as of June 30, 2009.

9. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

9. UNFUNDED LOAN COMMITMENTS (continued)

At June 30, 2009, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Realogy Corp., FRN, Revolver, 3.427%, 4/10/13	$2,068,360

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

10. UNFUNDED CAPITAL COMMITMENTS

The Fund may enter into certain capital commitments and may be obligated to perform on such agreements at a future date. Unfunded capital commitments requiring recognition are monitored for impairment and any unrealized deprecation is included in the Statement of Assets and Liabilities and the Statement of Operations. At June 30, 2009, the Fund had aggregate unfunded capital commitments of $3,536,052, for which no depreciation has been recognized.

11. OTHER DERIVATIVE INFORMATION

At June 30, 2009, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$1,330,542	Unrealized depreciation on forward exchange contracts	$69,991,061
Equity contracts	Investments, at value	5,800,082	Options written, at value	757,662

For the period ended June 30, 2009, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Operations Locations	Realized Gain (Loss) for the Period Ended June 30, 2009	Unrealized Appreciation (Depreciation) for the Period Ended June 30, 2009	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$66,191,233	$(92,283,504)	962,599,886
Equity contracts	Net realized gain (loss) from investments and written options/Net change in unrealized appreciation (depreciation) on investments	308,122	(8,049,380)	2,820

aRepresents the average number of option contracts or notional amount for other derivate contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into US dollars.

See Note 1(d) regarding derivative financial instruments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

12. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2009, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
CB FIM Coinvestors LLC	—	6,400,507	—	6,400,507	$14,613,638	$—	$—
GLCP Harrah’s Investment LP	5,565,600	—	—	5,565,600	—	—	—
Motor Coach Industries International Inc.	—	2,219	—	2,219	2,885,810	—	—
Motor Coach Industries International Inc, pfd.	—	15,923	—	15,923	15,923,000	—	—

Total Affiliated Securities (0.86% of Net Assets)					$33,422,448	$—	$—

13. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of bondholders’ steering committees, official creditors’ committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

Franklin Mutual serves as investment manager to certain special purpose entities that issue securities held by the Fund. Franklin Mutual is not compensated for such services and does not invest in or exercise control over such entities. As investment manager, Franklin Mutual is primarily responsible for recommending investments in unaffiliated issuers to be held by the special purpose entities. Securities issued by these special purpose entities are restricted under the Securities Act of 1933 and are deemed to be illiquid.

14. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $11,541 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

15. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities
Equity Investments[a]
Airlines	$1,277,706	$17,432	$—		$1,295,138
Auto Components	12,035,296	—	3,890,880		15,926,176
Chemicals	66,198,938	—	25,000		66,223,938
Commercial Banks	43,909,602	—	—	[b]	43,909,602
Commercial Services & Supplies	1,314	—	—	[b]	1,314
Computers & Peripherals	74,952,211	—	178,574		75,130,785
Consumer Finance	—	—	19,078,554		19,078,554
Diversified Financial Services	27,975,388	—	—	[b]	27,975,388
Diversified Telecommunication Services	119,353,028	—	—	[b]	119,353,028
Insurance	224,957,437	—	35,578		224,993,015
Machinery	31,926,360	—	18,808,810		50,735,170
Media	197,861,877	1,103,620	—	[b]	198,965,497
Multi-Utilities	27,785,564	—	—	[b]	27,785,564
Real Estate Management & Development	12,251,231	—	4,422,407		16,673,638
All Other Equity Investments[c]	2,431,789,345	—	—		2,431,789,345
Options Purchased	5,795,400	—	—		5,795,400
Corporate Bonds & Notes	—	123,229,179	28,856,534		152,085,713
Corporate Bonds & Notes in Reorganization	—	41,073,479	25		41,073,504
Short Term Investments	269,837,915	191,553,722	—		461,391,637

Total Investments in Securities	$3,547,908,612	$356,977,432	$75,296,362		$3,980,182,406

Forward Exchange Contracts	$—	$1,330,542	$—		$1,330,542
Liabilities:
Options Written	757,662	—	—		757,662
Securities Sold Short	79,623,950	—	—		79,623,950
Forward Exchange Contracts	—	69,991,061	—		69,991,061
Unfunded Loan Commitments	—	261,759	—		261,759

aIncludes common and preferred stock as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2009.

cFor detailed industry descriptions, see the accompanying Statement of Investments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

15. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Beginning Balance	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out) of Level 3	Ending Balance		Net Change in Unrealized Appreciation (Depreciation) Attributable to Assets Still Held at Period End
Assets
Investments in Securities
Equity Investments:[a]
Auto Components	$3,516,464	$—	$380,286	$(5,870)	$—	$3,890,880		$338,998
Chemicals	25,000	—	—	—	—	25,000		—
Commercial Banks	—	—	—	—	—	—	[b]	—
Commercial Services & Supplies	—	—	—	—	—	—	[b]	—
Computers & Peripherals	—	—	178,574	—	—	178,574		178,574
Consumer Finance	5,759,632	—	6,881,941	6,436,981	—	19,078,554		6,881,941
Diversified Financial Services	1,669,680	—	(1,669,680)	—	—	—	[b]	(1,669,680)
Diversified Telecommunication Services	3,134,806	—	1,895,935	—	(5,030,741)	—	[b]	—
Health Care Providers & Services	2,069,470	—	98,546	—	(2,168,016)	—		—
Insurance	38,219	—	(2,641)	—	—	35,578		(2,641)
Machinery	—	—	331,053	18,477,757	—	18,808,810		331,053
Media	—	—	—	—	—	—	[b]	—
Multi-Utilities	—	—	—	—	—	—	[b]	—
Real Estate Management & Development	5,920,384	—	(1,497,977)	—	—	4,422,407		(1,497,977)
Corporate Bonds & Notes	30,352,686	(37,487)	1,844,810	(3,303,475)	—	28,856,534		1,848,611
Corporate Bonds & Notes in Reorganization	367,870	(10,919,436)	13,106,348	(2,554,757)	—	25		—

Total	$52,854,211	$(10,956,923)	$21,547,195	$19,050,636	$(7,198,757)	$75,296,362		$6,408,879

aIncludes common and preferred stock as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2009.

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

Selected Portfolio

ADR - American Depository Receipt

DIP - Debtor-In-Possession

FHLB - Federal Home Loan Bank

FRN - Floating Rate Note

PIK - Payment-In-Kind

Counterparty

AESX - Credit Suisse International

BANT - Bank of America N.A.

BBU - Barclays Bank

BONY - The Bank of New York Mellon

DBFX - Deutsche Bank AG

HAND - Svenska Handelsbanken

HSBC - HSBC Bank USA

SSBT - State Street Bank and Trust Co.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Templeton Developing Markets Securities Fund – Class 1 delivered a +28.72% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index’s +36.22% total return, and the Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index’s +37.78% total return for the same period.1 Please note that index performance numbers are purely for reference and that we do not attempt to track an index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

After a dismal 2008, emerging markets recovered to some degree in the first half of 2009 as renewed investor confidence, coupled with a return of risk appetite and bargain hunters, drove strong fund inflows into the asset class. Fiscal measures and easing monetary policies undertaken by governments and central banks also began to show signs of rejuvenating economic growth in emerging markets. As a result, the MSCI EM Index delivered a +36.22% total return in U.S. dollar terms for the first six months of the year, recovering much of 2008’s decline.1

Latin American equity markets were the top performers as a rebound in commodity prices and stronger local currencies supported returns. Stock markets of major commodity exporters Brazil and Chile returned more than 50% in U.S. dollar terms during the period.1 Asian markets continued to attract fund inflows, which helped markets such as India, China, Thailand and Indonesia to outperform their regional counterparts. Eastern European markets also recorded double-digit returns as support from the International Monetary Fund and European Union alleviated investor concerns about the health of the region’s banking sector. Moreover, Russia and Turkey outperformed their regional peers with returns of +45.94% and +37.27%.1

The growing assertiveness and importance of emerging markets in the global economy was illustrated when key emerging markets Brazil, Russia, India and China held an inaugural summit meeting in Russia.

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Investing in emerging markets is subject to all the risks of foreign investing generally as well as additional, heightened risks, including currency fluctuations, economic instability, market volatility, political and social instability, the relatively smaller size and lesser liquidity of these markets, and less government supervision and regulation of business and industry practices. By having significant investments in one or more countries or in particular sectors or industries from time to time, the Fund may carry greater risk of adverse developments in a country, sector or industry than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

Drawing on their collective clout, the countries pushed for greater influence in global economic affairs including more significant involvement in multinational financial institutions and increased economic reform.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we may make on-site visits to companies to assess critical factors such as management strength and local conditions. In addition, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term (typically five years) earnings, asset value and cash flow potential. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We perform in-depth research to construct an action list from which we make our investment decisions.

Manager’s Discussion

During the six months under review, among the most significant detractors from the Fund’s absolute performance were China Mobile, the country’s market leader in wireless services, Telmex (Telefonos de Mexico), a telecommunications conglomerate, and Russia’s Norilsk Nickel (Mining and Metallurgical Co. Norilsk Nickel), one of the world’s largest producers of nickel, palladium and platinum. We ended the period with an increased position in Norilsk Nickel largely due to the company’s dominant market position in an environment of higher commodity prices. On the other hand, we trimmed the Fund’s exposure to China Mobile and Telmex as we repositioned the portfolio to take advantage of developments in emerging markets. In our view, the two telecommunications stocks lost value because investors switched from defensive holdings to stocks with higher correlation to the broader market in a rising market environment.

On a positive note, the largest contributors to the Fund’s absolute performance during the reporting period included Brazil’s two resources giants, Petrobras (Petroleo Brasileiro) in oil and gas, and Vale in iron ore. As the rebound in commodity prices fueled energy and metals and mining stocks, we increased the Fund’s exposure to Petrobras and Vale to capitalize on what we believed to be a long-term uptrend in commodity prices. Another key contributor to Fund performance was Taiwan-based integrated circuit design company MediaTek. We reduced the Fund’s position in the stock after price appreciation during the period made valuations relatively expensive in our view.

In general, we held a positive long-term outlook on commodities-related companies and believed they could make attractive investment opportunities. Although commodity prices remained below their 2008 peaks, many related companies were still profitable at recent price levels. Based on our analysis, we do not expect commodity prices to return to extremely low levels in the near future, partly because of commodities’ relatively inelastic supply and continued demand from emerging markets, even though growth has slowed.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2009, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively affected by the portfolio’s predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

During the reporting period, we increased the Fund’s holdings in Russia, South Korea, India and Thailand as we searched for attractive investment opportunities. We also made select purchases in Hungary, Brazil and Austria due to what we considered attractive valuations. Major purchases were made in the aforementioned Petrobras, Russia’s largest oil company LUKOIL Holdings, South Korean oil refiner SK Energy, and Hungary’s largest bank OTP Bank. By industry, we made key investments in oil and gas, diversified metals and mining, and construction and engineering companies, including Vale, Russia’s Gazprom, the world’s largest gas producer, and South Korea’s GS Engineering and Construction, a leading construction company.

On the other hand, we reduced the Fund’s exposure to South Africa, Taiwan and China via Hong Kong-listed China H and Red Chip shares.2 In addition to MediaTek, key sales included major Chinese commercial banks ICBC (Industrial and Commercial Bank of China) and China Construction Bank, and BAT (British American Tobacco).

2. “China H” denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China. “Red Chip” denotes shares of Hong Kong-listed companies with significant exposure to China. China H and Red Chip shares are traded on the Hong Kong Stock Exchange.

Top 10 Holdings

Templeton Developing Markets Securities Fund 6/30/09

Company Sector/Industry, Country	% of Total Net Assets

Petrobras (Petroleo Brasileiro SA), ADR, pfd.	4.1%
Oil, Gas & Consumable Fuels, Brazil

PetroChina Co. Ltd., H	3.4%
Oil, Gas & Consumable Fuels, China

Vale SA, ADR, pfd., A	3.2%
Metals & Mining, Brazil

Gazprom, ADR	3.0%
Oil, Gas & Consumable Fuels, Russia

China Mobile Ltd.	3.0%
Wireless Telecommunication Services, China

LUKOIL Holdings, ADR	2.8%
Oil, Gas & Consumable Fuels, Russia

America Movil SAB de CV, L, ADR	2.2%
Wireless Telecommunication Services, Mexico

Itau Unibanco Holding SA, ADR	2.1%
Commercial Banks, Brazil

Anglo American PLC	2.1%
Metals & Mining, U.K.

AmBev (Companhia de Bebidas das Americas), IDR	1.8%
Beverages, Brazil

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

These sales allowed us to focus on stocks that we deemed to be relatively more attractively valued within our investment universe. As a result, the Fund’s investments in telecommunication services, diversified banks and tobacco companies fell.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets

Securities Fund

6/30/09

% of Total Net Assets

Brazil	16.7%

China	14.1%

Russia	11.8%

India	7.6%

Mexico	6.5%

South Korea	6.4%

South Africa	6.4%

Turkey	3.5%

U.K.	3.3%

Thailand	2.6%

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Developing Markets Securities Fund Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,287.20	$8.96
Hypothetical (5% return before expenses)	$1,000	$1,016.96	$7.90

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (1.58%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SUPPLEMENT DATED JULY 23, 2009

TO THE PROSPECTUS DATED

MAY 1, 2009

AS PREVIOUSLY AMENDED

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended by replacing the section “Portfolio Selection” under “Goals and Strategies” (page 1) with the following:

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s potential long-term (typically five years) earnings, asset value and cash flow potential. In choosing investments, the Fund’s manager normally makes onsite visits to companies to assess critical factors such as management strength and local conditions. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered. The manager invests in securities without regard to benchmark comparisons.

Please keep this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.11	$16.16	$13.92	$10.99	$8.73	$7.14

Income from investment operations[a]:
Net investment income[b]	0.10	0.16	0.32	0.24	0.17	0.11
Net realized and unrealized gains (losses)	1.51	(7.40)	3.51	2.84	2.23	1.62

Total from investment operations	1.61	(7.24)	3.83	3.08	2.40	1.73

Less distributions from:
Net investment income	(0.36)	(0.37)	(0.38)	(0.15)	(0.14)	(0.14)
Net realized gains	(0.03)	(2.44)	(1.21)	—	—	—

Total distributions	(0.39)	(2.81)	(1.59)	(0.15)	(0.14)	(0.14)

Redemption fees	— [c]	— [c]	— [c]	— [c]	— [c]	—

Net asset value, end of period	$7.33	$6.11	$16.16	$13.92	$10.99	$8.73

Total return[d]	28.72%	(52.62)%	29.09%	28.43%	27.76%	24.83%
Ratios to average net assets[e]
Expenses[f]	1.58%	1.52%	1.48%	1.47%	1.53%	1.54%
Net investment income	3.36%	1.52%	2.07%	1.93%	1.77%	1.52%

Supplemental data
Net assets, end of period (000’s)	$222,211	$234,213	$753,843	$749,120	$651,826	$477,290
Portfolio turnover rate	41.31% [g]	75.11% [g]	98.32%	53.65%	31.24%	55.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 10.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.04	$15.99	$13.79	$10.90	$8.67	$7.09

Income from investment operations[a]:
Net investment income[b]	0.10	0.15	0.27	0.20	0.14	0.09
Net realized and unrealized gains (losses)	1.49	(7.33)	3.49	2.82	2.21	1.63

Total from investment operations	1.59	(7.18)	3.76	3.02	2.35	1.72

Less distributions from:
Net investment income	(0.32)	(0.33)	(0.35)	(0.13)	(0.12)	(0.14)
Net realized gains	(0.03)	(2.44)	(1.21)	—	—	—

Total distributions	(0.35)	(2.77)	(1.56)	(0.13)	(0.12)	(0.14)

Redemption fees	— [c]	— [c]	— [c]	— [c]	— [c]	—

Net asset value, end of period	$7.28	$6.04	$15.99	$13.79	$10.90	$8.67

Total return[d]	28.47%	(52.70)%	28.78%	28.09%	27.43%	24.71%
Ratios to average net assets[e]
Expenses[f]	1.83%	1.77%	1.73%	1.72%	1.78%	1.79%
Net investment income	3.11%	1.27%	1.82%	1.68%	1.52%	1.27%

Supplemental data
Net assets, end of period (000’s)	$325,359	$264,186	$1,090,549	$857,514	$650,646	$327,569
Portfolio turnover rate	41.31% [g]	75.11% [g]	98.32%	53.65%	31.24%	55.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 10.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 3		2008	2007	2006	2005	2004[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.02	$15.96	$13.78	$10.90	$8.68	$7.13

Income from investment operations[b]:
Net investment income[c]	0.10	0.11	0.24	0.20	0.04	0.08
Net realized and unrealized gains (losses)	1.48	(7.27)	3.52	2.83	2.32	1.61

Total from investment operations	1.58	(7.16)	3.76	3.03	2.36	1.69

Less distributions from:
Net investment income	(0.33)	(0.34)	(0.37)	(0.15)	(0.14)	(0.14)
Net realized gains	(0.03)	(2.44)	(1.21)	—	—	—

Total distributions	(0.36)	(2.78)	(1.58)	(0.15)	(0.14)	(0.14)

Redemption fees	— [d]	— [d]	— [d]	— [d]	— [d]	—

Net asset value, end of period	$7.24	$6.02	$15.96	$13.78	$10.90	$8.68

Total return[e]	28.45%	(52.67)%	28.70%	28.17%	27.45%	24.15%
Ratios to average net assets[f]
Expenses[g]	1.83%	1.77%	1.73%	1.72%	1.78%	1.54%
Net investment income	3.11%	1.27%	1.82%	1.68%	1.52%	1.52%

Supplemental data
Net assets, end of period (000’s)	$47,445	$32,953	$100,961	$43,372	$11,521	$12
Portfolio turnover rate	41.31% [h]	75.11% [h]	98.32%	53.65%	31.24%	55.67%

aFor the period May 1, 2004 (effective date) to December 31, 2004.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 10.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.09	$14.88

Income from investment operations[b]:
Net investment income (loss)[c]	0.10	(0.33)
Net realized and unrealized gains (losses)	1.49	(5.65)

Total from investment operations	1.59	(5.98)

Less distributions from:
Net investment income	(0.35)	(0.37)
Net realized gains	(0.03)	(2.44)

Total distributions	(0.38)	(2.81)

Redemption fees[d]	—	—

Net asset value, end of period	$7.30	$6.09

Total return[e]	28.46%	(48.66)%
Ratios to average net assets[f]
Expenses[g]	1.93%	1.87%
Net investment income	3.01%	1.17%

Supplemental data
Net assets, end of period (000’s)	$14,505	$7,208
Portfolio turnover rate	41.31% [h]	75.11% [h]

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 10.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks 85.2%
Argentina 0.4%
[a,b]Grupo Clarin S.A., GDR, Reg S	Media	8,000	$28,240
Tenaris SA, ADR	Energy Equipment & Services	84,900	2,295,696

			2,323,936

Austria 1.5%
Erste Group bank AG	Commercial Banks	45,680	1,232,081
[a]IMMOEAST AG	Real Estate Management & Development	106,544	267,495
OMV AG	Oil, Gas & Consumable Fuels	205,368	7,688,032
Raiffeisen International Bank Holding AG	Commercial Banks	800	27,772
[a]Wienerberger AG	Building Products	8,000	99,080

			9,314,460

Brazil 7.5%
AES Tiete SA	Independent Power Producers & Energy Traders	729,394	6,885,959
Companhia de Bebidas das Americas (AmBev)	Beverages	205,313	11,101,400
Companhia de Bebidas das Americas (AmBev), IDR	Beverages	659	35,632
Itau Unibanco Holding SA, ADR	Commercial Banks	808,886	12,804,673
Natura Cosmeticos SA	Personal Products	688,648	9,092,664
Souza Cruz SA	Tobacco	199,070	5,673,630

			45,593,958

China 14.1%
Aluminum Corp. of China Ltd., H	Metals & Mining	7,701,000	7,293,686
Angang Steel Co. Ltd., H	Metals & Mining	1,772,000	2,940,415
China Coal Energy Co., H	Oil, Gas & Consumable Fuels	6,513,000	7,714,853
China Mobile Ltd.	Wireless Telecommunication Services	1,847,000	18,494,071
China Molybdenum Co. Ltd., H	Metals & Mining	3,120,391	2,250,737
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	1,212,000	924,260
China Shipping Development Co. Ltd., H	Marine	2,614,000	3,372,947
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,077,000	3,815,529
Denway Motors Ltd.	Automobiles	12,353,959	4,941,647
[a]Hidili Industry International Development Ltd.	Metals & Mining	8,689,000	6,827,960
Lonking Holdings Ltd.	Machinery	4,468,000	2,167,729
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	18,642,000	20,686,873
Soho China Ltd.	Real Estate Management & Development	1,102,000	682,538
Zijin Mining Group Co. Ltd., H	Metals & Mining	4,092,000	3,701,328

			85,814,573

Hong Kong 1.6%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,014,733	6,555,175
VTech Holdings Ltd.	Communications Equipment	456,000	3,112,608

			9,667,783

Hungary 2.5%
Magyar Telekom PLC	Diversified Telecommunication Services	567,158	1,669,058
MOL Hungarian Oil and Gas Nyrt.	Oil, Gas & Consumable Fuels	39,364	2,424,366
[a]OTP Bank Ltd.	Commercial Banks	617,917	11,114,417

			15,207,841

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
India 7.6%
GAIL India Ltd.	Gas Utilities	955,643	$5,762,877
Grasim Industries Ltd.	Construction Materials	17,818	862,074
Hindalco Industries Ltd.	Metals & Mining	2,630,791	4,762,971
Infosys Technologies Ltd.	IT Services	135,890	5,056,816
National Aluminium Co. Ltd.	Metals & Mining	181,978	1,161,991
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	438,603	9,801,744
Sesa Goa Ltd.	Metals & Mining	1,224,963	4,688,209
Steel Authority of India Ltd.	Metals & Mining	973,892	3,081,782
Tata Chemicals Ltd.	Chemicals	574,670	2,621,819
Tata Consultancy Services Ltd.	IT Services	1,020,100	8,325,298

			46,125,581

Indonesia 2.3%
PT Astra International Tbk	Automobiles	2,815,500	6,564,673
PT Bank Central Asia Tbk	Commercial Banks	9,120,500	3,149,622
PT Telekomunikasi Indonesia, B	Diversified Telecommunication Services	5,711,000	4,196,179

			13,910,474

Israel 0.8%
[a]Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	543,219	4,753,166

Kenya 0.0%[c]
East African Breweries Ltd.	Beverages	61,282	124,247

Kuwait 0.1%
National Mobile Telecommunications Co.	Wireless Telecommunication Services	127,500	762,438

Mexico 6.5%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	349,558	13,534,886
Grupo Televisa SA	Media	3,015,575	10,242,072
Kimberly Clark de Mexico SAB de CV, A	Household Products	2,024,792	7,722,202
Telefonos de Mexico SAB de CV, L, ADR	Diversified Telecommunication Services	141,064	2,286,647
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,994,643	5,898,054

			39,683,861

Netherlands 0.0%[c]
[a]Vimetco NV, GDR	Metals & Mining	2,145	1,866

Pakistan 1.3%
MCB Bank Ltd.	Commercial Banks	1,747,793	3,337,866
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,155,700	3,041,405
[a]Pakistan Telecommunications Corp., A	Diversified Telecommunication Services	8,881,808	1,875,594

			8,254,865

Peru 0.5%
Credicorp Ltd.	Commercial Banks	58,700	3,416,340

Qatar 0.3%
Qatar National Bank	Commercial Banks	53,570	1,766,044

Russia 11.8%
Gazprom, ADR	Oil, Gas & Consumable Fuels	678,000	13,749,840
Gazprom, ADR (London Exchange)	Oil, Gas & Consumable Fuels	235,100	4,758,424

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Russia (continued)
LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	65,808	$2,941,618
LUKOIL Holdings, ADR (London Exchange)	Oil, Gas & Consumable Fuels	317,168	14,056,886
[a]Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	870,600	7,922,460
Mobile TeleSystems	Wireless Telecommunication Services	617,683	3,304,604
Mobile TeleSystems, ADR	Wireless Telecommunication Services	209,000	7,718,370
[a]RusHydro	Electric Utilities	14,592,600	553,060
[a]RusHydro, GDR	Electric Utilities	92,074	348,960
Sberbank RF	Commercial Banks	5,005,590	6,332,071
Sibirtelecom	Diversified Telecommunication Services	2,860,000	61,490
TNK-BP	Oil, Gas & Consumable Fuels	4,531,950	4,781,207
[b]Uralkali, GDR, Reg S	Chemicals	220,500	3,543,435
Vsmpo-Avisma Corp.	Metals & Mining	4,100	274,888
[a]Wimm-Bill-Dann Foods	Food Products	43,728	1,367,701

			71,715,014

Singapore 0.5%
Fraser and Neave Ltd.	Industrial Conglomerates	1,139,041	3,050,652

South Africa 6.4%
Barloworld Ltd.	Industrial Conglomerates	21,000	105,640
Foschini Ltd.	Specialty Retail	521,633	3,398,426
Impala Platinum Holdings Ltd.	Metals & Mining	134,450	2,971,218
Lewis Group Ltd.	Specialty Retail	654,170	4,088,032
MTN Group Ltd.	Wireless Telecommunication Services	359,217	5,510,043
Naspers Ltd., N	Media	218,591	5,753,141
Pretoria Portland Cement Co. Ltd.	Construction Materials	102,621	386,109
Remgro Ltd.	Diversified Financial Services	465,961	4,477,164
Standard Bank Group Ltd.	Commercial Banks	710,861	8,174,948
Tiger Brands Ltd.	Food Products	192,059	3,588,189
[a]Vodacom Group (pty) Ltd.	Wireless Telecommunication Services	77,800	576,969

			39,029,879

South Korea 6.4%
CJ Internet Corp.	Media	92,827	1,023,078
GS Engineering & Construction Corp.	Construction & Engineering	106,518	6,183,191
GS Holdings Corp.	Oil, Gas & Consumable Fuels	103,531	2,428,284
Hyundai Development Co.	Construction & Engineering	121,970	3,860,597
Kangwon Land Inc.	Hotels, Restaurants & Leisure	512,665	6,555,099
[a]NHN Corp.	Internet Software & Services	3,282	454,403
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	12,822	5,954,365
[a]Shinhan Financial Group Co. Ltd.	Commercial Banks	221,655	5,607,447
SK Energy Co. Ltd.	Oil, Gas & Consumable Fuels	87,734	7,054,232

			39,120,696

Sweden 1.1%
Oriflame Cosmetics SA, SDR	Personal Products	149,765	6,511,606

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Taiwan 2.5%
MediaTek Inc.	Semiconductors & Semiconductor Equipment	162,300	$1,936,141
President Chain Store Corp.	Food & Staples Retailing	3,742,144	9,577,429
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	700,000	810,560
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	1,834,000	3,052,946

			15,377,076

Thailand 2.6%
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	752,200	1,601,130
PTT Exploration and Production Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	665,700	2,658,109
PTT Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	1,064,000	7,309,924
Thai Beverages Co. Ltd., fgn.	Beverages	27,472,000	4,077,090

			15,646,253

Turkey 3.5%
Akbank TAS	Commercial Banks	2,034,234	9,108,806
Anadolu Efes Biracilik Ve Malt Sanayii AS	Beverages	291,931	2,633,337
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	450,004	5,490,168
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	786,337	4,363,011

			21,595,322

United Arab Emirates 0.1%
National Bank of Abu Dhabi	Commercial Banks	245,223	654,302

United Kingdom 3.3%
Anglo American PLC	Metals & Mining	441,920	12,776,891
Antofagasta PLC	Metals & Mining	583,879	5,644,026
HSBC Holdings PLC	Commercial Banks	194,827	1,650,395

			20,071,312

Total Common Stocks (Cost $460,311,468)			519,493,545

Preferred Stocks 9.8%
Brazil 9.2%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	471,013	6,956,862
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	1,011,868	4,505,113
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	755,488	25,203,079
Vale SA, ADR, pfd., A	Metals & Mining	1,255,825	19,276,914

			55,941,968

Chile 0.6%
Embotelladora Andina SA, pfd., A	Beverages	1,482,049	3,599,163

Total Preferred Stocks (Cost $32,369,884)			59,541,131

Total Investments before Short Term Investments (Cost $492,681,352)			579,034,676

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Shares	Value
Short Term Investments (Cost $19,447,378) 3.2%
Money Market Funds 3.2%
[d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	19,447,378	$19,447,378

Total Investments (Cost $512,128,730) 98.2%		598,482,054
Other Assets, less Liabilities 1.8%		11,038,495

Net Assets 100.0%		$609,520,549

See Abbreviations on page TD-28.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the aggregate value of these securities was $3,571,675, representing 0.59% of net assets.

cRounds to less than 0.1% of net assets.

dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Templeton Developing Markets Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$492,681,352
Cost - Sweep Money Fund (Note 7)	19,447,378

Total cost of investments	$512,128,730

Value - Unaffiliated issuers	$579,034,676
Value - Sweep Money Fund (Note 7)	19,447,378

Total value of investments	598,482,054
Cash	314,817
Foreign currency, at value (cost $90,811)	77,903
Receivables:
Investment securities sold	8,678,664
Capital shares sold	2,703,675
Dividends	2,726,793
Foreign tax	244,317
Other assets	36,060

Total assets	613,264,283

Liabilities:
Payables:
Investment securities purchased	688,373
Capital shares redeemed	1,170,171
Affiliates	865,465
Custodian fees	771,119
Reports to shareholders	206,028
Accrued expenses and other liabilities	42,578

Total liabilities	3,743,734

Net assets, at value	$609,520,549

Net assets consist of:
Paid-in capital	$753,103,532
Distributions in excess of net investment income	(854,940)
Net unrealized appreciation (depreciation)	86,447,036
Accumulated net realized gain (loss)	(229,175,079)

Net assets, at value	$609,520,549

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Templeton Developing Markets Securities Fund
Class 1:
Net assets, at value	$222,211,363

Shares outstanding	30,308,993

Net asset value and maximum offering price per share	$7.33

Class 2:
Net assets, at value	$325,359,060

Shares outstanding	44,694,419

Net asset value and maximum offering price per share	$7.28

Class 3:
Net assets, at value	$47,444,634

Shares outstanding	6,554,157

Net asset value and maximum offering price per share[a]	$7.24

Class 4:
Net assets, at value	$14,505,492

Shares outstanding	1,988,260

Net asset value and maximum offering price per share	$7.30

aRedemption price is equal to net asset value less any redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Templeton Developing Markets Securities Fund
Investment income:
Dividends (net of foreign taxes of $1,057,236 )
Unaffiliated issuers	$12,559,919
Sweep Money Fund (Note 7)	15,597
Interest	1,317

Total investment income	12,576,833

Expenses:
Management fees (Note 3a)	3,147,715
Administrative fees (Note 3b)	358,286
Distribution fees: (Note 3c)
Class 2	341,403
Class 3	43,288
Class 4	16,973
Unaffiliated transfer agent fees	1,477
Custodian fees (Note 4)	323,912
Reports to shareholders	131,633
Professional fees	33,355
Trustees’ fees and expenses	2,018
Other	23,835

Total expenses	4,423,895
Expense reductions (Note 4)	(398)

Net expenses	4,423,497

Net investment income	8,153,336

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (includes losses from a redemption in-kind of $6,207,989) (Note 10)	(68,128,574)
Foreign currency transactions	(158,370)

Net realized gain (loss)	(68,286,944)

Net change in unrealized appreciation (depreciation) on:
Investments	185,822,809
Translation of other assets and liabilities denominated in foreign currencies	108,133

Net change in unrealized appreciation (depreciation)	185,930,942

Net realized and unrealized gain (loss)	117,643,998

Net increase (decrease) in net assets resulting from operations	$125,797,334

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Developing Markets Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$8,153,336	$17,230,649
Net realized gain (loss) from investments and foreign currency transactions	(68,286,944)	(131,179,941)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	185,930,942	(761,427,069)

Net increase (decrease) in net assets resulting from operations	125,797,334	(875,376,361)

Distributions to shareholders from:
Net investment income:
Class 1	(13,652,950)	(15,246,189)
Class 2	(13,921,115)	(18,272,202)
Class 3	(1,779,543)	(1,805,309)
Class 4	(467,339)	(58,997)
Net realized gains:
Class 1	(1,172,623)	(101,141,199)
Class 2	(1,344,137)	(136,962,950)
Class 3	(166,799)	(13,097,616)
Class 4	(41,022)	(391,385)

Total distributions to shareholders	(32,545,528)	(286,975,847)

Capital share transactions (Note 2)
Class 1	(39,952,756)	(54,850,288)
Class 2	5,137,113	(192,193,242)
Class 3	7,511,485	(8,380,444)
Class 4	5,008,357	10,948,393

Total capital share transactions	(22,295,801)	(244,475,581)

Redemption fees	4,967	34,017

Net increase (decrease) in net assets	70,960,972	(1,406,793,772)
Net assets:
Beginning of period	538,559,577	1,945,353,349

End of period	$609,520,549	$538,559,577

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(854,940)	$20,812,671

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Developing Markets Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,774,488	$25,365,676	2,353,700	$25,940,524
Shares issued in reinvestment of distributions	2,750,570	14,825,573	10,523,272	116,387,388
Shares redeemed in-kind (Note 10)	(7,688,598)	(41,966,671)	(4,035,054)	(26,002,704)
Shares redeemed	(6,841,049)	(38,177,334)	(17,164,161)	(171,175,496)

Net increase (decrease)	(8,004,589)	$(39,952,756)	(8,322,243)	$(54,850,288)

Class 2 Shares:
Shares sold	4,924,259	$32,015,140	11,623,915	$125,237,066
Shares issued in reinvestment of distributions	2,847,995	15,265,252	14,189,685	155,235,152
Shares redeemed in-kind (Note 10)	—	—	(16,334,498)	(160,666,736)
Shares redeemed	(6,821,213)	(42,143,279)	(33,921,710)	(311,998,724)

Net increase (decrease)	951,041	$5,137,113	(24,442,608)	$(192,193,242)

Class 3 Shares:
Shares sold	1,538,269	$10,278,763	1,019,532	$12,310,616
Shares issued in reinvestment of distributions	365,167	1,946,341	1,367,241	14,902,925
Shares redeemed	(825,185)	(4,713,619)	(3,236,638)	(35,593,985)

Net increase (decrease)	1,078,251	$7,511,485	(849,865)	$(8,380,444)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 4 Shares:	Shares	Amount	Shares	Amount
Shares sold	756,997	$4,777,405	1,437,741	$12,416,230
Shares issued on reinvestment of distributions	94,491	508,362	40,710	449,439
Shares redeemed	(47,068)	(277,410)	(294,611)	(1,917,276)

Net increase (decrease)	804,420	$5,008,357	1,183,840	$10,948,393

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $1 billion
1.200%	Over $1 billion, up to and including $5 billion
1.150%	Over $5 billion, up to and including $10 billion
1.100%	Over $10 billion, up to and including $15 billion
1.050%	Over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $152,508,979 and $229,868, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$525,745,606

Unrealized appreciation	$121,846,853
Unrealized depreciation	(49,110,405)

Net unrealized appreciation (depreciation)	$72,736,448

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and foreign capital gains tax.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, gains (losses) realized on in-kind shareholder redemptions, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $204,547,155 and $231,333,008, respectively. Sales of investments exclude redemption in-kind of $41,966,671.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

9. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $594 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

10. REDEMPTION IN-KIND

During the period ended June 30, 2009, the Fund realized $6,207,989 of net losses resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such losses are not taxable to the Fund and are not netted with capital gains that are distributed to remaining shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

During the year ended December 31, 2008, the Fund realized $8,268,018 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

11. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

11. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$71,091,166	$623,848	$—	$71,715,014
All other Equity Investments[b]	507,319,662	—	—	507,319,662
Short Term Investments	19,447,378	—	—	19,447,378

Total Investments in Securities	$597,858,206	$623,848	$—	$598,482,054

aIncludes common and preferred stock as well as other equity investments.

bFor detailed country breakdown, see the accompanying Statement of Investments.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

GDR - Global Depository Receipt

IDR - International Depository Receipt

SDR - Swedish Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Developing Markets Securities Fund

At December 31, 2008, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on February 11, 2009, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0405	$0.3507
Class 2	$0.0405	$0.3155
Class 3	$0.0405	$0.3241
Class 4	$0.0405	$0.3438

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON FOREIGN SECURITIES FUND

We are pleased to bring you Templeton Foreign Securities Fund’s semiannual report for the period ended June 30, 2009.

Performance Summary as of 6/30/09

Templeton Foreign Securities Fund – Class 1 delivered a +9.33% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which delivered a total return of +8.42% for the same period.1 Please note that index performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

During the six months under review, global equities hit new bear market lows in March before delivering their biggest quarterly rally in more than a decade. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period’s final weeks, equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. By having significant investments in one or more countries or in particular sectors (such as financial services) from time to time, the Fund may carry greater risk of adverse developments in a country or sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. For example, initial U.S. jobless claims fell to their lowest levels in six months during May, but unemployment rose again at the end of the period to 9.5%.2 In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.3 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.4

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the reporting period, stock selection in the information technology, utilities and telecommunication services sectors supported the Fund’s performance relative to the benchmark index.5 Our three semiconductor and semiconductor equipment holdings — Taiwan Semiconductor Manufacturing,6 South Korea’s Samsung Electronics6 and Germany’s Infineon Technologies — performed well and boosted relative performance of the Fund’s information technology sector. An underweighting in the utilities sector, where electric utility British Energy Group (no longer held by period-end) was a contributor, helped relative results. Also aiding performance was China Telecom6 in the telecommunication services sector. Additional key contributors outside of these sectors included Indian

2. Source: Bureau of Labor Statistics.

3. Source: European Communities Eurostat.

4. Source: People’s Bank of China.

5. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; semiconductors and semiconductor equipment; and software in the SOI. The utilities sector comprises electric utilities and multi-utilities in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

6. This holding is not an index component.

petrochemical product manufacturer Reliance Industries6 and U.K. home improvement retail chain Kingfisher.

On the other hand, an underweighting and stock selection in the materials and financials sectors had a negative impact on relative Fund performance.7 Significant detractors included Finnish paper products manufacturer UPM-Kymmene in the materials sector and Swiss insurers ACE6 and Swiss Reinsurance in the financials sector. Other holdings that underperformed included France Telecom and French media and telecommunications conglomerate Vivendi.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2009, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

From a geographic perspective, the Fund’s exposure to Asia benefited relative Fund performance, as our investments in India and non-index country Taiwan outperformed the benchmark index. In contrast, the Fund’s exposure to Europe constrained relative results as our French and Swiss holdings underperformed.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

7. The materials sector comprises metals and mining, and paper and forest products in the SOI. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, and real estate management and development in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Templeton Foreign Securities Fund

6/30/09

Company Sector/Industry, Country	% of Total Net Assets

Telefonica SA, ADR	2.4%
Diversified Telecommunication Services, Spain

BP PLC	2.4%
Oil, Gas & Consumable Fuels, U.K.

Samsung Electronics Co. Ltd.	2.3%
Semiconductors & Semiconductor Equipment, South Korea

Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Semiconductors & Semiconductor Equipment, Taiwan

Vodafone Group PLC, ADR	2.0%
Wireless Telecommunication Services, U.K.

GlaxoSmithKline PLC	2.0%
Pharmaceuticals, U.K.

Check Point Software Technologies Ltd.	2.0%
Software, Israel

Total SA, B	2.0%
Oil, Gas & Consumable Fuels, France

Kingfisher PLC	2.0%
Specialty Retail, U.K.

Royal Dutch Shell PLC, B	1.9%
Oil, Gas & Consumable Fuels, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Foreign Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,093.30	$4.20
Hypothetical (5% return before expenses)	$1,000	$1,020.78	$4.06

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.81%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SUPPLEMENT DATED JULY 27, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

TEMPLETON FOREIGN SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended by replacing the section “Portfolio Selection” under “Goals and Strategies” (page 1) with the following:

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

Please keep this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Foreign Securities Fund

Class 1	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.95	$20.57	$19.00	$15.84	$14.53	$12.37

Income from investment operations[a]:
Net investment income[b]	0.16	0.45	0.45	0.46	0.30	0.26
Net realized and unrealized gains (losses)	0.69	(8.01)	2.46	2.94	1.20	2.05

Total from investment operations	0.85	(7.56)	2.91	3.40	1.50	2.31

Less distributions from:
Net investment income	(0.43)	(0.45)	(0.44)	(0.24)	(0.19)	(0.15)
Net realized gains	(0.48)	(1.61)	(0.90)	—	—	—

Total distributions	(0.91)	(2.06)	(1.34)	(0.24)	(0.19)	(0.15)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$10.89	$10.95	$20.57	$19.00	$15.84	$14.53

Total return[d]	9.33%	(40.23)%	15.79%	21.70%	10.48%	18.87%
Ratios to average net assets[e]
Expenses[f]	0.81%	0.77%	0.75%	0.75%	0.77%	0.82%
Net investment income	3.21%	2.82%	2.22%	2.63%	2.03%	1.95%

Supplemental data
Net assets, end of period (000’s)	$265,083	$262,725	$531,377	$594,991	$531,775	$506,456
Portfolio turnover rate	11.25%	18.27%	26.74%	18.97% [g]	14.61%	10.91%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

Class 2	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.76	$20.25	$18.73	$15.63	$14.35	$12.24

Income from investment operations[a]:
Net investment income[b]	0.14	0.40	0.38	0.40	0.26	0.22
Net realized and unrealized gains (losses)	0.69	(7.89)	2.44	2.91	1.19	2.03

Total from investment operations	0.83	(7.49)	2.82	3.31	1.45	2.25

Less distributions from:
Net investment income	(0.39)	(0.39)	(0.40)	(0.21)	(0.17)	(0.14)
Net realized gains	(0.48)	(1.61)	(0.90)	—	—	—

Total distributions	(0.87)	(2.00)	(1.30)	(0.21)	(0.17)	(0.14)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$10.72	$10.76	$20.25	$18.73	$15.63	$14.35

Total return[d]	9.23%	(40.38)%	15.46%	21.44%	10.17%	18.53%
Ratios to average net assets[e]
Expenses[f]	1.06%	1.02%	1.00%	1.00%	1.02%	1.07%
Net investment income	2.96%	2.57%	1.97%	2.38%	1.78%	1.70%

Supplemental data
Net assets, end of period (000’s)	$1,727,439	$1,702,038	$3,255,154	$2,941,374	$2,232,990	$1,445,928
Portfolio turnover rate	11.25%	18.27%	26.74%	18.97% [g]	14.61%	10.91%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 3		2008	2007	2006	2005	2004[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.70	$20.18	$18.68	$15.60	$14.35	$12.48

Income from investment operations[b]:
Net investment income[c]	0.14	0.39	0.37	0.37	0.25	0.09
Net realized and unrealized gains (losses)	0.68	(7.84)	2.45	2.94	1.18	1.92

Total from investment operations	0.82	(7.45)	2.82	3.31	1.43	2.01

Less distributions from:
Net investment income	(0.40)	(0.42)	(0.42)	(0.23)	(0.18)	(0.14)
Net realized gains	(0.48)	(1.61)	(0.90)	—	—	—

Total distributions	(0.88)	(2.03)	(1.32)	(0.23)	(0.18)	(0.14)

Redemption fees[d]	—	—	—	—	—	—

Net asset value, end of period	$10.64	$10.70	$20.18	$18.68	$15.60	$14.35

Total return[e]	9.18%	(40.39)%	15.45%	21.46%	10.13%	16.25%
Ratios to average net assets[f]
Expenses[g]	1.06%	1.02%	1.00%	1.00%	1.02%	1.07%
Net investment income	2.96%	2.57%	1.97%	2.38%	1.78%	1.70%

Supplemental data
Net assets, end of period (000’s)	$307,688	$271,061	$313,505	$150,417	$47,462	$16,559
Portfolio turnover rate	11.25%	18.27%	26.74%	18.97% [h]	14.61%	10.91%

aFor the period May 1, 2004 (effective date) to December 31, 2004.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

Class 4	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.91	$18.90

Income from investment operations[b]:
Net investment income[c]	0.15	0.15
Net realized and unrealized gains (losses)	0.68	(6.08)

Total from investment operations	0.83	(5.93)

Less distributions from:
Net investment income	(0.42)	(0.45)
Net realized gains	(0.48)	(1.61)

Total distributions	(0.90)	(2.06)

Redemption fees[d]	—	—

Net asset value, end of period	$10.84	$10.91

Total return[e]	9.15%	(35.15)%
Ratios to average net assets[f]
Expenses[g]	1.16%	1.12%
Net investment income	2.86%	2.47%

Supplemental data
Net assets, end of period (000’s)	$29,804	$14,287
Portfolio turnover rate	11.25%	18.27%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests 91.3%
Aerospace & Defense 1.6%
BAE Systems PLC	United Kingdom	4,494,870	$25,034,223
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	700,030	11,592,497

			36,626,720

Air Freight & Logistics 0.6%
Deutsche Post AG	Germany	1,087,912	14,091,737

Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, B	France	241,710	13,766,007

Automobiles 1.8%
Bayerische Motoren Werke AG	Germany	354,040	13,323,148
Toyota Motor Corp., ADR	Japan	380,380	28,730,102

			42,053,250

Capital Markets 1.6%
Invesco Ltd.	United States	1,744,177	31,081,234
[a]KKR Private Equity Investors LP	United States	1,155,000	6,930,000

			38,011,234

Commercial Banks 4.1%
DBS Group Holdings Ltd.	Singapore	2,585,520	21,059,665
[a]KB Financial Group Inc., ADR	South Korea	530,407	17,667,857
Mitsubishi UFJ Financial Group Inc.	Japan	3,429,500	21,283,115
Sumitomo Mitsui Financial Group Inc.	Japan	563,700	22,990,255
[a]UniCredit SpA	Italy	4,709,815	11,857,747

			94,858,639

Commercial Services & Supplies 0.5%
Brambles Ltd.	Australia	2,375,538	11,400,895

Communications Equipment 1.2%
Telefonaktiebolaget LM Ericsson, B, ADR	Sweden	2,929,600	28,651,488

Computers & Peripherals 1.3%
Compal Electronics Inc.	Taiwan	12,917,247	10,476,099
Lite-On Technology Corp.	Taiwan	22,816,681	19,789,270

			30,265,369

Diversified Financial Services 0.9%
ING Groep NV	Netherlands	2,046,888	20,590,563

Diversified Telecommunication Services 10.6%
China Telecom Corp. Ltd., H	China	73,292,357	36,504,793
Chunghwa Telecom Co. Ltd., ADR	Taiwan	1,108,463	21,980,821
France Telecom SA	France	1,868,953	42,361,721
Singapore Telecommunications Ltd.	Singapore	20,278,000	41,992,131
Telefonica SA, ADR	Spain	829,094	56,287,192
Telekom Austria AG	Austria	727,240	11,363,099
[a]Telenor ASA	Norway	4,844,334	37,238,620

			247,728,377

Electric Utilities 1.6%
E.ON AG	Germany	519,730	18,391,998
Hong Kong Electric Holdings Ltd.	Hong Kong	3,453,969	19,208,772

			37,600,770

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests (continued)
Electrical Equipment 0.7%
Shanghai Electric Group Co. Ltd.	China	35,850,000	$15,357,875

Electronic Equipment, Instruments & Components 1.4%
[a]Flextronics International Ltd.	Singapore	8,099,170	33,287,589

Energy Equipment & Services 0.5%
Aker Solutions ASA	Norway	1,386,290	11,443,050

Food Products 2.9%
Nestle SA	Switzerland	1,035,090	38,969,438
Unilever PLC	United Kingdom	1,170,483	27,424,165

			66,393,603

Health Care Providers & Services 0.4%
Celesio AG	Germany	440,310	10,109,766

Hotels, Restaurants & Leisure 1.4%
Autogrill SpA	Italy	1,429,290	12,038,357
Compass Group PLC	United Kingdom	3,611,978	20,310,094

			32,348,451

Industrial Conglomerates 2.7%
Hutchison Whampoa Ltd.	Hong Kong	3,276,709	21,415,155
Siemens AG	Germany	598,694	41,339,822

			62,754,977

Insurance 7.8%
ACE Ltd.	United States	729,799	32,279,010
Aviva PLC	United Kingdom	4,658,581	26,175,963
AXA SA	France	1,616,269	30,354,849
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	215,170	29,011,790
Old Mutual PLC	United Kingdom	19,529,314	26,004,879
Partnerre Ltd.	Bermuda	169,680	11,020,716
Swiss Reinsurance Co.	Switzerland	792,220	26,195,958

			181,043,165

Life Sciences Tools & Services 0.7%
Lonza Group AG	Switzerland	175,440	17,416,484

Media 4.2%
British Sky Broadcasting Group PLC	United Kingdom	2,941,216	22,018,951
Pearson PLC	United Kingdom	3,409,246	34,189,312
Reed Elsevier NV	Netherlands	1,742,483	19,168,345
Vivendi SA	France	980,449	23,426,155

			98,802,763

Metals & Mining 1.5%
Barrick Gold Corp.	Canada	663,561	22,338,375
POSCO, ADR	South Korea	141,230	11,675,484

			34,013,859

Multi-Utilities 1.1%
GDF Suez	France	602,301	22,420,659
Suez Environnement SA	France	157,749	2,753,565

			25,174,224

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels 11.5%
BP PLC	United Kingdom	6,982,462	$54,892,503
Gazprom, ADR	Russia	1,132,600	22,969,128
[a]Reliance Industries Ltd.	India	700,577	29,686,125
Royal Dutch Shell PLC, B	United Kingdom	1,736,593	43,602,450
Sasol, ADR	South Africa	971,480	33,826,934
StatoilHydro ASA	Norway	1,856,170	36,529,578
Total SA, B	France	846,266	45,674,712

			267,181,430

Paper & Forest Products 0.6%
UPM-Kymmene OYJ	Finland	1,477,599	12,870,104

Pharmaceuticals 8.0%
GlaxoSmithKline PLC	United Kingdom	2,685,335	47,209,708
Merck KGaA	Germany	276,540	28,159,727
Novartis AG	Switzerland	825,010	33,428,503
Roche Holding AG	Switzerland	152,830	20,768,232
Sanofi-Aventis	France	697,965	40,989,297
Takeda Pharmaceutical Co. Ltd.	Japan	421,454	16,445,278

			187,000,745

Professional Services 2.8%
Adecco SA	Switzerland	956,590	39,833,714
[a]Randstad Holding NV	Netherlands	931,390	25,755,039

			65,588,753

Real Estate Management & Development 1.2%
Cheung Kong (Holdings) Ltd.	Hong Kong	2,483,922	28,557,459

Semiconductors & Semiconductor Equipment 5.0%
[a]Infineon Technologies AG	Germany	3,757,123	13,306,096
Samsung Electronics Co. Ltd.	South Korea	113,407	52,664,688
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	30,524,907	50,812,916

			116,783,700

Software 4.5%
[a]Check Point Software Technologies Ltd.	Israel	1,990,881	46,725,977
Nintendo Co. Ltd.	Japan	65,900	18,212,090
SAP AG, ADR	Germany	1,002,230	40,279,624

			105,217,691

Specialty Retail 2.0%
Kingfisher PLC	United Kingdom	15,543,496	45,471,447

Textiles, Apparel & Luxury Goods 0.5%
Burberry Group PLC	United Kingdom	1,561,687	10,869,077

Wireless Telecommunication Services 3.5%
Mobile TeleSystems, ADR	Russia	316,030	11,670,988
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,669,150	23,134,419
Vodafone Group PLC, ADR	United Kingdom	2,442,360	47,601,596

			82,407,003

Total Common Stocks and Other Equity Interests (Cost $2,562,454,102)			2,125,738,264

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Preferred Stocks (Cost $5,545,353) 1.0%
Metals & Mining 1.0%
Vale SA, ADR, pfd., A	Brazil	1,548,762	$23,773,497

Total Investments before Short Term Investments (Cost $2,567,999,455)			2,149,511,761

Short Term Investments (Cost $178,048,965) 7.6%
Money Market Funds 7.6%
[b]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	178,048,965	178,048,965

Total Investments (Cost $2,746,048,420) 99.9%			2,327,560,726
Other Assets, less Liabilities 0.1%			2,454,490

Net Assets 100.0%			$2,330,015,216

See Abbreviations on page TF-25.

aNon-income producing.

bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Templeton Foreign Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,567,999,455
Cost - Sweep Money Fund (Note 7)	178,048,965

Total cost of investments	$2,746,048,420

Value - Unaffiliated issuers	$2,149,511,761
Value - Sweep Money Fund (Note 7)	178,048,965

Total value of investments	2,327,560,726
Cash	2,503,000
Receivables:
Capital shares sold	888,720
Dividends	6,894,953
Other assets	3,160

Total assets	2,337,850,559

Liabilities:
Payables:
Capital shares redeemed	4,266,576
Affiliates	2,267,713
Custodian fees	628,460
Reports to shareholders	633,056
Accrued expenses and other liabilities	39,538

Total liabilities	7,835,343

Net assets, at value	$2,330,015,216

Net assets consist of:
Paid-in capital	$2,933,744,612
Undistributed net investment income	29,413,640
Net unrealized appreciation (depreciation)	(418,438,531)
Accumulated net realized gain (loss)	(214,704,505)

Net assets, at value	$2,330,015,216

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Templeton Foreign Securities Fund
Class 1:
Net assets, at value	$265,083,060

Shares outstanding	24,348,889

Net asset value and maximum offering price per share	$10.89

Class 2:
Net assets, at value	$1,727,439,479

Shares outstanding	161,190,760

Net asset value and maximum offering price per share	$10.72

Class 3:
Net assets, at value	$307,688,369

Shares outstanding	28,911,686

Net asset value and maximum offering price per share[a]	$10.64

Class 4:
Net assets, at value	$29,804,308

Shares outstanding	2,749,831

Net asset value and maximum offering price per share	$10.84

aRedemption price is equal to net asset value less any redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Templeton Foreign Securities Fund
Investment income:
Dividends (net of foreign taxes of $3,949,304)
Unaffiliated issuers	$42,093,371
Sweep Money Fund (Note 7)	120,719

Total investment income	42,214,090

Expenses:
Management fees (Note 3a)	6,608,209
Administrative fees (Note 3b)	1,071,961
Distribution fees: (Note 3c)
Class 2	1,952,831
Class 3	340,482
Class 4	34,262
Unaffiliated transfer agent fees	3,103
Custodian fees (Note 4)	383,530
Reports to shareholders	339,894
Professional fees	38,170
Trustees’ fees and expenses	10,468
Other	43,259

Total expenses	10,826,169
Expense reductions (Note 4)	(511)

Net expenses	10,825,658

Net investment income	31,388,432

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(181,366,348)
Foreign currency transactions	(1,284,928)

Net realized gain (loss)	(182,651,276)

Net change in unrealized appreciation (depreciation) on:
Investments	337,236,957
Translation of other assets and liabilities denominated in foreign currencies	154,627

Net change in unrealized appreciation (depreciation)	337,391,584

Net realized and unrealized gain (loss)	154,740,308

Net increase (decrease) in net assets resulting from operations	$186,128,740

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Foreign Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$31,388,432	$84,658,819
Net realized gain (loss) from investments and foreign currency transactions	(182,651,276)	63,949,798
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	337,391,584	(1,758,879,925)

Net increase (decrease) in net assets resulting from operations	186,128,740	(1,610,271,308)

Distributions to shareholders from:
Net investment income:
Class 1	(10,082,097)	(10,823,949)
Class 2	(60,860,305)	(60,137,896)
Class 3	(10,601,203)	(8,627,614)
Class 4	(654,024)	(47,077)
Net realized gains:
Class 1	(11,279,713)	(39,165,092)
Class 2	(75,080,881)	(246,128,397)
Class 3	(12,814,465)	(33,305,113)
Class 4	(749,197)	(170,343)

Total distributions to shareholders	(182,121,885)	(398,405,481)

Capital share transactions: (Note 2)
Class 1	2,075,229	(20,239,535)
Class 2	25,823,986	(11,580,062)
Class 3	33,660,128	173,017,254
Class 4	14,328,589	17,522,726

Total capital share transactions	75,887,932	158,720,383

Redemption fees	9,639	31,545

Net increase (decrease) in net assets	79,904,426	(1,849,924,861)
Net assets:
Beginning of period	2,250,110,790	4,100,035,651

End of period	$2,330,015,216	$2,250,110,790

Undistributed net investment income included in net assets:
End of period	$29,413,640	$80,222,837

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Foreign Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income, is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	380,552	$3,697,608	1,086,211	$16,606,956
Shares issued in reinvestment of distributions	2,337,178	21,361,810	2,996,945	49,989,041
Shares redeemed	(2,364,657)	(22,984,189)	(5,914,630)	(86,835,532)

Net increase (decrease)	353,073	$2,075,229	(1,831,474)	$(20,239,535)

Class 2 Shares:
Shares sold	11,403,653	$111,610,281	18,662,528	$282,933,070
Shares issued in reinvestment of distributions	15,030,410	135,423,993	18,582,156	305,119,000
Shares redeemed	(23,398,034)	(221,210,288)	(39,817,365)	(599,632,132)

Net increase (decrease)	3,036,029	$25,823,986	(2,572,681)	$(11,580,062)

Class 3 Shares:
Shares sold	2,072,360	$20,561,776	8,547,568	$149,148,052
Shares issued in reinvestment of distributions	2,619,202	23,415,668	2,567,834	41,932,727
Shares redeemed	(1,105,853)	(10,317,316)	(1,325,100)	(18,063,525)

Net increase (decrease)	3,585,709	$33,660,128	9,790,302	$173,017,254

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 4 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,576,236	$15,713,539	1,321,338	$17,596,379
Shares issued on reinvestment of distributions	154,031	1,403,221	13,018	216,877
Shares redeemed	(289,805)	(2,788,171)	(24,987)	(290,530)

Net increase (decrease)	1,440,462	$14,328,589	1,309,369	$17,522,726

[a]For	the period February 29, 2008 (effective date) to December 31, 2008, for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $10 billion
0.580%	Over $10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees (continued)

connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses of $31,680,299.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,747,089,729

Unrealized appreciation	$179,744,036
Unrealized depreciation	(599,273,039)

Net unrealized appreciation (depreciation)	$(419,529,003)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $222,566,470 and $285,171,458.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $2,413 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Foreign Securities Fund

At December 31, 2008, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on February 11, 2009, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	0.0562	0.4803
Class 2	0.0562	0.4415
Class 3	0.0562	0.4493
Class 4	0.0562	0.4705

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON GLOBAL ASSET ALLOCATION FUND

This semiannual report for Templeton Global Asset Allocation Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Templeton Global Asset Allocation Fund – Class 1 delivered a +3.65% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Asset Allocation Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Templeton Global Asset Allocation Fund seeks high total return. The Fund normally invests in equity securities of companies of any country, debt securities of companies and governments of any country, and in money market securities. The Fund normally invests substantially to primarily in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its broad equity benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a +9.59% total return for the period under review, and outperformed its fixed income benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global, which had a -1.94% total return for the same period.1

Economic and Market Overview

During the six months under review, global equities hit new bear market lows in March before delivering their biggest quarterly rally in more than a decade. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period’s final weeks, equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. The Fund’s prospectus also includes a description of the main investment risks.

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believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. For example, initial U.S. jobless claims fell to their lowest levels in six months during May, but unemployment rose again at the end of the period to 9.5%.2 In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.3 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.4

In first quarter 2009, global interest rate easing continued, and the U.S. and the U.K. implemented quantitative and credit easing policies. Governments worldwide boosted fiscal stimulus to counter the deepening global recession. Partially as a result of these significant policy measures, investor confidence began to improve in March, which translated into greater risk appetite in currency and nondeveloped bond markets in the second quarter. The turnaround led to an improved outlook that benefited the global economy through a shift in the inventory adjustment cycle and better equity market performance. Although financial markets improved, economic activity remained weak as deleveraging continued, unemployment rose and global trade contracted, albeit at a reduced pace.

Inflation fell during the period as weak global growth led to lower prices for commodities from the previous year, and slackening labor and capital markets pushed core prices down gradually. Monetary easing in the eurozone continued, although at a slower pace than many economists would have preferred, given the eurozone’s rate of economic contraction. However, the European Central Bank maintained its primary focus on inflation. Outside the eurozone, economic slowdown was more severe in many emerging European countries where several sought help from the International Monetary Fund (IMF).

In Asia, growth differed between large economies with higher domestic demand and small economies more dependent on exports. The large economies, particularly China, were some of the world’s most resilient to the global recession as aggressive fiscal and monetary responses outweighed declining exports. In contrast, the smaller economies suffered quick, severe downturns as production dropped more than export demand to allow inventories to fall to levels more in line with the

2. Source: Bureau of Labor Statistics.

3. Source: European Communities Eurostat.

4. Source: People’s Bank of China.

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reduced global consumption pace. However, some smaller regional economies showed signs of improvement toward period-end. On the other hand, the Japanese economy contracted considerably due to subdued consumption, weak external demand and lackluster government spending. Japan’s trade balance worsened as the global recession negatively impacted the country’s main export sector, machinery.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing equity investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value.

In choosing debt investments, we allocate our assets among issuers, geographic regions and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates among currencies, and credit risks. With respect to debt securities, we may utilize forward currency exchange contracts.

Manager’s Discussion

Equity

During the reporting period, underweightings and stock selection in the financials, materials and information technology sectors had a negative impact on the Fund’s performance relative to the MSCI AC World Index.5 In the financials sector, Swiss insurer ACE was a significant detractor. In the materials sector, a lack of exposure to the metals and mining industry and a position in Finnish paper products manufacturer UPM-Kymmene (sold by period-end) were particularly detrimental. The Fund’s information technology holdings, such as Japanese video game publisher and console maker Nintendo, hampered relative performance. Other significant detractors outside of these sectors included France Telecom,6 Japan’s Takeda Pharmaceutical and U.S. cable company Comcast.

On a positive note, stock selection in the consumer staples, utilities and telecommunication services sectors benefited the Fund’s relative

5. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services, insurance, and real estate management and development in the SOI. The materials sector comprises construction materials in the SOI. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; IT services; semiconductors and semiconductor equipment; and software in the SOI.

6. This holding is not an index component.

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performance.7 An underweighting in the consumer staples sector and our position in American beverages company Dr. Pepper Snapple Group were key contributors. The Fund’s underweighted allocation to the utilities sector, specifically electric utilities, aided performance. China Telecom and Singapore Telecommunications in the diversified telecommunication services industry boosted the Fund’s results. Additional positions that had a significant positive impact on relative Fund performance included U.S. holdings Seagate Technology, a hard drives and digital storage solutions provider, and Watson Pharmaceuticals. DBS Group Holdings, a holding company for the largest bank in Singapore, and Brazil’s Vale, 6 an iron ore producer, were also notable contributors.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2009, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund’s performance (equity portion) was positively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

From a geographic perspective, the Fund’s exposure to Europe negatively affected relative Fund performance, with investments in such countries as Poland, Sweden and France underperforming the MSCI AC World Index. On the other hand, underweighted exposure to North America and stock selection in the U.S. helped relative results.

Fixed Income

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

Interest Rate Strategy

Toward the end of the six months under review, the Fund reduced duration exposure in select countries, seeking to take profits as interest rates neared historical lows. Prospects for increased government debt

7. The consumer staples sector comprises beverages and food products in the SOI. The utilities sector comprises electric utilities and multi-utilities in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

Top Five Countries

Templeton Global Asset Allocation Fund

6/30/09

% of Total Net Assets

U.S.	22.7%

U.K.	9.7%

Malaysia	7.5%

South Korea	7.5%

Brazil	5.6%

Top Five Sectors/Industries

Templeton Global Asset Allocation Fund

Based on Equity Securities

6/30/09

% of Total Net Assets

Pharmaceuticals	8.0%

Diversified Telecommunication Services	5.7%

Media	5.3%

Oil, Gas & Consumable Fuels	4.8%

Software	4.6%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

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issuance and potentially higher inflation over the medium term began to be reflected in government bond yields despite still weak economic activity levels. Thus, the Fund sought to protect itself from the potential for increased interest rates. During the period, the Fund’s duration positioning slightly benefited relative performance. Government bond yields in nondeveloped economies lagged the decline in G3 (U.S., eurozone and Japan) Treasury yields seen in the early stages of the financial crisis. However, as economic weakness spread and monetary policy loosened in response, government bond yields in these economies fell despite the rise in U.S. Treasury yields. Generally, bond yield and price move in opposite directions. Our duration exposures in Brazil, Chile and Indonesia benefited the Fund during the period. In contrast, our New Zealand and Mexican interest rate exposures detracted from results. The Fund’s underweighted exposures to U.S. and Japanese Treasuries contributed to relative performance but our underweighted eurozone government bond allocation hurt the Fund.

Currency Strategy

Although several major currencies ended the period close to where they began it, currency movement during the period reflected the striking difference in sentiment between the first and second quarters of 2009. During the first quarter, the U.S. dollar benefited from increased risk aversion and deleveraging as loans taken in U.S. dollars and invested in other currencies or securities that lost value had to be repaid. The second quarter, however, saw a weaker dollar fueled by concerns about the implications of the U.S.’s aggressive policy response to the recession, leading to strong returns for most currencies for the period overall. Currency exposure contributed to the Fund’s better performance relative to its benchmarks during the period.

Strong relative growth and solid external balances led us to favor Asian currencies versus those of developed markets. The Indonesian rupiah and South Korean won benefited Fund performance, but our underweighted New Zealand dollar exposure detracted. Toward period-end, the Fund added net negative exposures to the New Zealand dollar and Singapore dollar partly to hedge against a rebound in global risk aversion as we believed these currencies looked overvalued. Still, the Fund’s Asian currency exposure contributed on the whole, though not as much as Latin American currencies. Within that region, the Mexican peso, Chilean peso and Brazilian real contributed to relative Fund performance. Lastly, our relative currency positioning in Europe drove less of the Fund’s performance, but still contributed to returns. The Fund’s underweighted euro exposure benefited performance as did our Russian

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ruble and Egyptian pound allocations. Conversely, our overweighted Swiss franc exposure and no exposure to the British pound hampered Fund performance.

Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark Treasury securities. Improved risk appetite benefited high yield products during the period, particularly sovereign bonds, following the G20 summit in April 2009.8 It was decided at the summit that the IMF would receive additional resources, and the IMF eased conditions to help countries in need of balance of payments support or access to liquidity. Largely as a result, U.S. dollar-denominated emerging market debt posted a +14.56% total return during the period as measured by the JPM Emerging Markets Bond Index Global (EMBIG).1 Thus, the Fund benefited from its increased sovereign bond exposure during the period. Sovereign interest rate credit spreads fell 40.23% during the reporting period, though some countries adversely impacted by the financial crisis experienced credit rating downgrades.1 Regionally, Latin American sovereign debt had a +11.65% total return, Asian debt +14.98% and central and eastern European debt +18.57%.1 Our analysis indicated that sovereign spreads were at distressed levels during the early stages of the financial crisis, reflecting a higher probability of default than we thought was appropriate. In our opinion, most emerging market sovereign bonds were in much better positions than in previous crises and unlikely to suffer to the same extent as they have in the past. Disregarding these fundamentals, forced and panicked selling hit sovereign bonds and so we sought to capitalize on this market inefficiency. Given what we viewed as attractive valuations, we added exposure, and still believed that many of these valuations were out of line with fundamentals.

Thank you for your participation in Templeton Global Asset Allocation Fund. We look forward to serving your future investment needs.

8. The G20 is an informal forum that promotes open and constructive discussion between industrial and emerging market countries on key issues related to global economic stability. It is made up of the finance ministers and central bank governors of 19 countries and the European Union.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

TGA-7

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Asset Allocation Fund – Class 1

TGA-8

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,036.50	$4.19
Hypothetical (5% return before expenses)	$1,000	$1,020.68	$4.16

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, for the Fund’s Class 1 shares (0.83%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGA-9

SUPPLEMENT DATED JULY 22, 2009 TO THE PROSPECTUS DATED MAY 1, 2009 AS PREVIOUSLY AMENDED OF TEMPLETON GLOBAL ASSET ALLOCATION FUND (A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended to add the following:

On July 9, 2009, the Board of Trustees (the “Board”) of Franklin Templeton Variable Insurance Products Trust (the “Trust”) approved a proposal to liquidate the Templeton Global Asset Allocation Fund (the “Fund”) on or after April 23, 2010 (the “liquidation”). The liquidation may be delayed if unforeseen circumstances arise.

The Board approved the liquidation in the ordinary course of business after considering a number of factors including the Fund’s significant decline in assets over the last decade as well as limited future opportunities for asset growth.

Contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract and Trust prospectuses or consult with their investment representatives to consider other investment options.

Please keep this supplement for future reference.

TGA-10

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Asset Allocation Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.63	$14.75	$21.96	$21.06	$21.11	$18.78

Income from investment operations[a]:
Net investment income[b]	0.16	0.39	0.53	0.64	0.49	0.48
Net realized and unrealized gains (losses)	0.14	(3.40)	1.58	3.36	0.28	2.42

Total from investment operations	0.30	(3.01)	2.11	4.00	0.77	2.90

Less distributions from:
Net investment income and net foreign currency gains	(0.87)	(1.40)	(4.06)	(1.66)	(0.82)	(0.57)
Net realized gains	(0.13)	(1.71)	(5.26)	(1.44)	—	—

Total distributions	(1.00)	(3.11)	(9.32)	(3.10)	(0.82)	(0.57)

Net asset value, end of period	$7.93	$8.63	$14.75	$21.96	$21.06	$21.11

Total return[c]	3.65%	(24.97)%	10.32%	21.39%	3.85%	15.94%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.98%	0.94%	0.88%	0.84%	0.85%	0.84%
Expenses net of waiver and payments by affiliates	0.83%	0.83% [e]	0.85% [e]	0.84% [e]	0.85% [e]	0.84% [e]
Net investment income	3.90%	3.34%	2.77%	2.91%	2.36%	2.52%

Supplemental data
Net assets, end of period (000’s)	$35,932	$37,619	$63,316	$276,790	$638,006	$625,728
Portfolio turnover rate	10.58%	20.11%	30.08% [f]	23.74%[f]	26.23%	27.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

TGA-11

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Asset Allocation Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.46	$14.52	$21.75	$20.88	$20.94	$18.64

Income from investment operations[a]:
Net investment income[b]	0.14	0.35	0.46	0.52	0.43	0.43
Net realized and unrealized gains (losses)	0.15	(3.34)	1.58	3.40	0.29	2.41

Total from investment operations	0.29	(2.99)	2.04	3.92	0.72	2.84

Less distributions from:
Net investment income and net foreign currency gains	(0.84)	(1.36)	(4.01)	(1.61)	(0.78)	(0.54)
Net realized gains	(0.13)	(1.71)	(5.26)	(1.44)	—	—

Total distributions	(0.97)	(3.07)	(9.27)	(3.05)	(0.78)	(0.54)

Net asset value, end of period	$7.78	$8.46	$14.52	$21.75	$20.88	$20.94

Total return[c]	3.46%	(25.10)%	10.01%	21.11%	3.55%	15.72%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.23%	1.19%	1.13%	1.09%	1.10%	1.09%
Expenses net of waiver and payments by affiliates	1.08%	1.08% [e]	1.10% [e]	1.09% [e]	1.10% [e]	1.09% [e]
Net investment income	3.65%	3.09%	2.52%	2.66%	2.11%	2.27%

Supplemental data
Net assets, end of period (000’s)	$46,669	$48,351	$78,613	$78,021	$68,385	$65,806
Portfolio turnover rate	10.58%	20.11%	30.08% [f]	23.74% [f]	26.23%	27.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

TGA-12

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Asset Allocation Fund

	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]
Class 4

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.61	$14.23

Income from investment operations[b]:
Net investment income[c]	0.13	0.31
Net realized and unrealized gains (losses)	0.15	(2.82)

Total from investment operations	0.28	(2.51)

Less distributions from:
Net investment income and net foreign currency gains	(0.83)	(1.40)
Net realized gains	(0.13)	(1.71)

Total distributions	(0.96)	(3.11)

Net asset value, end of period	$7.93	$8.61

Total return[d]	3.49%	(22.39)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.33%	1.29%
Expenses net of waiver and payments by affiliates	1.18%	1.18% [f]
Net investment income	3.55%	2.99%

Supplemental data
Net assets, end of period (000’s)	$3	$3
Portfolio turnover rate	10.58%	20.11%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGA-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares/ Warrants	Value
Common Stocks and Other Equity Interests 57.6%
Aerospace & Defense 1.4%
BAE Systems PLC	United Kingdom	117,072	$652,034
[a]Raytheon Co., wts., 6/16/11	United States	63	590
[a]Rolls-Royce Group PLC	United Kingdom	83,152	494,583
[a,b]Rolls-Royce Group PLC, C	United Kingdom	7,134,441	11,739

			1,158,946

Air Freight & Logistics 1.3%
Deutsche Post AG	Germany	44,767	579,868
United Parcel Service Inc., B	United States	9,570	478,404

			1,058,272

Automobiles 1.1%
Bayerische Motoren Werke AG	Germany	17,098	643,428
Toyota Motor Corp., ADR	Japan	3,590	271,152

			914,580

Beverages 1.0%
[a]Dr. Pepper Snapple Group Inc.	United States	38,290	811,365

Biotechnology 1.0%
[a]Amgen Inc.	United States	16,290	862,393

Capital Markets 0.5%
The Bank of New York Mellon Corp.	United States	15,410	451,667
Nomura Holdings Inc.	Japan	6	51

			451,718

Commercial Banks 2.5%
DBS Group Holdings Ltd.	Singapore	89,229	726,791
HSBC Holdings PLC	United Kingdom	22,723	192,488
[a]Intesa Sanpaolo SpA	Italy	111,770	359,784
[a]KB Financial Group Inc., ADR	South Korea	10,329	344,059
Mitsubishi UFJ Financial Group Inc.	Japan	36,000	223,412
Sumitomo Mitsui Financial Group Inc.	Japan	4,800	195,766

			2,042,300

Commercial Services & Supplies 0.6%
G4S PLC	United Kingdom	151,608	520,099

Communications Equipment 0.8%
[a]Cisco Systems Inc.	United States	35,880	668,803

Computers & Peripherals 1.1%
Lite-On Technology Corp.	Taiwan	423,931	367,682
Seagate Technology	United States	50,128	524,339

			892,021

Construction Materials 0.2%
CRH PLC	Ireland	7,908	180,796

Consumer Finance 0.0%[c]
Aiful Corp.	Japan	49	189

Diversified Financial Services 0.5%
ING Groep NV	Netherlands	36,961	371,807

TGA-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares/ Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services 5.7%
China Telecom Corp. Ltd., H	China	657,000	$327,233
Chunghwa Telecom Co. Ltd., ADR	Taiwan	13,099	259,753
France Telecom SA, ADR	France	47,413	1,081,491
Singapore Telecommunications Ltd.	Singapore	403,525	835,628
Telefonica SA, ADR	Spain	17,573	1,193,031
Telekom Austria AG, ADR	Austria	12,980	406,014
[a]Telenor ASA	Norway	74,594	573,408

			4,676,558

Electric Utilities 0.7%
E.ON AG	Germany	17,130	606,189

Electrical Equipment 0.4%
[a]Vestas Wind Systems AS	Denmark	4,342	311,165

Electronic Equipment, Instruments & Components 0.8%
FUJIFILM Holdings Corp.	Japan	15,011	476,688
Tyco Electronics Ltd.	United States	8,326	154,780

			631,468

Food Products 0.9%
Unilever PLC	United Kingdom	30,710	719,529

Health Care Equipment & Supplies 1.5%
[a]Boston Scientific Corp.	United States	56,897	576,936
Covidien PLC	United States	8,326	311,725
Olympus Corp.	Japan	16,000	379,410

			1,268,071

Health Care Providers & Services 0.9%
Quest Diagnostics Inc.	United States	13,890	783,813

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	United Kingdom	71,608	402,651

Industrial Conglomerates 2.1%
General Electric Co.	United States	23,450	274,834
Koninklijke Philips Electronics NV	Netherlands	21,170	389,721
Siemens AG, ADR	Germany	12,220	845,502
Tyco International Ltd.	United States	8,326	216,309

			1,726,366

Insurance 3.4%
ACE Ltd.	United States	17,838	788,975
Aviva PLC	United Kingdom	62,828	353,022
AXA SA	France	36,961	694,158
[a]Progressive Corp.	United States	34,660	523,713
Swiss Reinsurance Co.	Switzerland	5,310	175,583
Torchmark Corp.	United States	6,350	235,204

			2,770,655

IT Services 0.9%
Accenture Ltd., A	United States	22,100	739,466

Media 5.3%
British Sky Broadcasting Group PLC	United Kingdom	35,591	266,446
Comcast Corp., A	United States	53,133	749,175

TGA-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares/ Warrants	Value
Common Stocks and Other Equity Interests (continued)
Media (continued)
News Corp., A	United States	64,570	$588,233
Pearson PLC	United Kingdom	63,912	640,936
Reed Elsevier NV	Netherlands	37,947	417,440
Time Warner Cable Inc.	United States	5,057	160,155
Time Warner Inc.	United States	20,149	507,553
[a]Viacom Inc., B	United States	28,204	640,231
Vivendi SA	France	16,213	387,382

			4,357,551

Multi-Utilities 0.7%
PG&E Corp.	United States	15,830	608,505

Multiline Retail 0.9%
Target Corp.	United States	18,767	740,733

Oil, Gas & Consumable Fuels 4.5%
BP PLC	United Kingdom	128,318	1,008,770
El Paso Corp.	United States	49,332	455,334
Eni SpA	Italy	24,592	581,203
Royal Dutch Shell PLC, B	United Kingdom	38,652	970,476
Total SA, B	France	12,240	660,618

			3,676,401

Pharmaceuticals 8.0%
Abbott Laboratories	United States	9,627	452,854
Bristol-Myers Squibb Co.	United States	23,584	478,991
GlaxoSmithKline PLC	United Kingdom	30,757	540,726
Merck & Co. Inc.	United States	24,820	693,967
Merck KGaA	Germany	4,760	484,705
Novartis AG	Switzerland	11,760	476,502
Pfizer Inc.	United States	60,304	904,560
Roche Holding AG	Switzerland	1,610	218,785
Sanofi-Aventis	France	13,311	781,713
Takeda Pharmaceutical Co. Ltd.	Japan	14,786	576,955
[a]Watson Pharmaceuticals Inc.	United States	29,652	998,976

			6,608,734

Professional Services 0.3%
Adecco SA	Switzerland	6,810	283,578

Real Estate Management & Development 0.5%
Cheung Kong (Holdings) Ltd.	Hong Kong	37,748	433,986

Semiconductors & Semiconductor Equipment 1.4%
Samsung Electronics Co. Ltd.	South Korea	2,200	1,021,651
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	90,000	149,817

			1,171,468

Software 4.6%
[a]Check Point Software Technologies Ltd.	Israel	27,306	640,872
Microsoft Corp.	United States	39,012	927,315
Nintendo Co. Ltd.	Japan	2,341	646,958
Oracle Corp.	United States	61,267	1,312,339
SAP AG, ADR	Germany	7,470	300,219

			3,827,703

TGA-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares/ Warrants		Value
Common Stocks and Other Equity Interests (continued)
Specialty Retail 0.1%
The Home Depot Inc.	United States	5,020		$118,623

Trading Companies & Distributors 0.3%
[a]Wolseley PLC	United Kingdom	11,609		221,188

Wireless Telecommunication Services 1.2%
Vodafone Group PLC, ADR	United Kingdom	50,593		986,057

Total Common Stocks and Other Equity Interests (Cost $52,537,494)				47,603,747

Preferred Stocks 0.9%
Metals & Mining 0.6%
Vale SA, ADR, pfd., A	Brazil	33,728		517,725

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	6,070		202,495

Total Preferred Stocks (Cost $194,930)				720,220

		Principal Amount[d]
Foreign Government and Agency Securities 37.7%
European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14	Supranational[e]	291,000	NZD	192,452
[f,g]Government of Argentina, senior bond, FRN, 1.683%, 8/03/12	Argentina	1,334,000		316,825
Government of Indonesia, FR31, 11.00%, 11/15/20	Indonesia	12,000,000,000	IDR	1,152,094
FR37, 12.00%, 9/15/26	Indonesia	3,140,000,000	IDR	304,541
FR40, 11.00%, 9/15/25	Indonesia	9,900,000,000	IDR	897,134
Government of Malaysia, 3.756%, 4/28/11	Malaysia	13,480,000	MYR	3,926,036
3.833%, 9/28/11	Malaysia	35,000	MYR	10,224
3.461%, 7/31/13	Malaysia	1,340,000	MYR	382,254
3.814%, 2/15/17	Malaysia	6,640,000	MYR	1,853,420
Government of Mexico, 10.00%, 12/05/24	Mexico	142,000	[h] MXN	1,221,761
Government of New Zealand, 7.00%, 7/15/09	New Zealand	3,204,000	NZD	2,070,608
Government of Poland, 4.75%, 4/25/12	Poland	10,050,000	PLN	3,111,628
5.75%, 9/23/22	Poland	4,075,000	PLN	1,220,807
Government of Sweden, 4.00%, 12/01/09	Sweden	8,510,000	SEK	1,119,427
5.25%, 3/15/11	Sweden	13,920,000	SEK	1,928,386
5.50%, 10/08/12	Sweden	8,620,000	SEK	1,236,899
KfW Bankengruppe, senior note, 6.50%, 11/15/11	Germany	250,000	NZD	167,338
Korea Treasury Bond, 0400-1206, 4.00%, 6/10/12	South Korea	282,400,000	KRW	220,968
0475-1112, 4.75%, 12/10/11	South Korea	1,029,770,000	KRW	820,403
0525-1209, 5.25%, 9/10/12	South Korea	1,840,000,000	KRW	1,481,956
0525-2703, 5.25%, 3/10/27	South Korea	489,280,000	KRW	375,526
0550-1106, 5.50%, 6/10/11	South Korea	705,880,000	KRW	570,114
0550-1709, 5.50%, 9/10/17	South Korea	1,646,050,000	KRW	1,320,911
New South Wales Treasury Corp., 6.00%, 5/01/12	Australia	1,025,000	AUD	846,164
Nota Do Tesouro Nacional, 10.082%, 1/01/12	Brazil	1,900	[i] BRL	947,485

TGA-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Principal Amount[d]		Value
Foreign Government and Agency Securities (continued)
Nota Do Tesouro Nacional, (continued)
[j]Index Linked, 6.00%, 5/15/15	Brazil	1,885	[i] BRL	$1,707,231
[j]Index Linked, 6.00%, 5/15/45	Brazil	1,430	[i] BRL	1,243,195
Province of Ontario, 6.25%, 6/16/15	Canada	64,000	NZD	40,458
Queensland Treasury Corp., 09G, 6.00%, 7/14/09	Australia	540,000	AUD	435,194
Svensk Exportkredit AB, senior note, 7.625%, 6/30/14	Sweden	85,000	NZD	55,591

Total Foreign Government and Agency Securities (Cost $33,119,682)				31,177,030

Total Investments before Short Term Investments (Cost $85,852,106)				79,500,997

Short Term Investments 3.3%
Foreign Government and Agency Securities 2.0%
[k]Egypt Treasury Bills, 7/07/09 - 9/22/097	Egypt	8,275,000	EGP	1,458,496
Government of Argentina, senior bond, amortization and cpn., 8/03/09	Argentina	1,334,000		164,184

Total Foreign Government and Agency Securities (Cost $1,515,627)				1,622,680

Total Investments before Money Market Fund (Cost $87,367,733)				81,123,677

		Shares
Money Market Funds (Cost $1,070,254) 1.3%
[l]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	1,070,254		1,070,254

Total Investments (Cost $88,437,987) 99.5%				82,193,931
Other Assets, less Liabilities 0.5%				409,180

Net Assets 100.0%				$82,603,111

aNon-income producing.

bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2009, the value of this security was $11,739, representing 0.01% of net assets.

cRounds to less than 0.1% of net assets.

dThe principal amount is stated in U.S. dollars unless otherwise indicated.

eA supranational organization is an entity formed by two or more central governments through international treaties.

fThe coupon rate shown represents the rate at period end.

gThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

hPrincipal amount is stated in 100 Mexican Peso Units.

iPrincipal amount is stated in 1,000 Brazilian Real Units.

jRedemption price at maturity is adjusted for inflation. See Note 1(f).

kThe security is traded on a discount basis with no stated coupon rate.

lSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

TGA-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Asset Allocation Fund

At June 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit	JPHQ	Sell	1,685,000	$340,969	EUR	7/07/09	$—	$(1,002)
Malaysian Ringgit	JPHQ	Buy	1,685,000	333,465	EUR	7/07/09	11,526	0
Singapore Dollar	JPHQ	Buy	777,000	373,468	EUR	7/07/09	12,471	0
Singapore Dollar	JPHQ	Sell	777,000	399,055	EUR	7/07/09	23,417	0
Mexican Peso	DBAB	Sell	3,500,000	328,022		7/29/09	63,578	0
Mexican Peso	CITI	Sell	1,099,000	78,060		7/31/09	0	(4,951)
New Zealand Dollar	DBAB	Sell	439,116	244,460		7/31/09	0	(38,257)
New Zealand Dollar	UBSW	Sell	177,046	97,784		7/31/09	0	(16,204)
New Zealand Dollar	DBAB	Sell	437,445	244,460		8/03/09	0	(37,125)
New Zealand Dollar	BZWS	Sell	171,242	97,784		8/03/09	0	(12,445)
Brazilian Real	DBAB	Sell	893,000	395,991		8/04/09	0	(56,770)
Indonesian Rupiah	HSBC	Buy	4,745,710,835	704,603	NZD	8/04/09	7,615	0
New Zealand Dollar	CITI	Sell	434,419	244,460		8/04/09	0	(35,158)
New Zealand Dollar	DBAB	Sell	173,312	97,784		8/04/09	0	(13,770)
New Zealand Dollar	BZWS	Sell	86,282	48,516		8/04/09	0	(7,020)
New Zealand Dollar	DBAB	Sell	128,871	72,775		8/05/09	0	(10,169)
New Zealand Dollar	CITI	Sell	170,128	97,033		8/06/09	0	(12,457)
New Zealand Dollar	FBCO	Sell	84,907	48,516		8/06/09	0	(6,127)
New Zealand Dollar	DBAB	Sell	168,625	96,448		8/07/09	0	(12,067)
New Zealand Dollar	CITI	Sell	167,867	96,448		8/07/09	0	(11,580)
New Zealand Dollar	FBCO	Sell	165,953	96,448		8/07/09	0	(10,348)
New Zealand Dollar	FBCO	Sell	83,142	48,224		8/10/09	0	(5,270)
New Zealand Dollar	FBCO	Sell	83,101	48,224		8/11/09	0	(5,240)
New Zealand Dollar	DBAB	Sell	156,084	91,988		8/12/09	0	(8,424)
Japanese Yen	DBAB	Buy	22,282,800	142,779	EUR	8/21/09	31,140	0
Japanese Yen	JPHQ	Buy	22,358,000	143,717	EUR	8/21/09	30,606	0
New Zealand Dollar	FBCO	Sell	152,518	91,993		8/24/09	0	(6,047)
Japanese Yen	DBAB	Buy	22,139,600	141,957	EUR	8/26/09	30,823	0
New Zealand Dollar	DBAB	Sell	152,000	91,919		8/26/09	0	(5,774)
Swedish Krona	UBSW	Buy	3,000,000	311,912	EUR	9/23/09	0	(48,688)
Japanese Yen	UBSW	Buy	156,783,181	1,201,956	EUR	10/15/09	0	(56,151)
Japanese Yen	UBSW	Sell	156,783,181	1,177,758	EUR	10/15/09	22,218	0
Chinese Yuan	HSBC	Buy	205,268	29,676		10/23/09	435	0
Chinese Yuan	HSBC	Buy	351,200	50,502		10/26/09	1,022	0
Chinese Yuan	HSBC	Buy	213,420	30,467		10/27/09	845	0
New Zealand Dollar	UBSW	Sell	264,563	162,349		11/30/09	0	(6,684)
New Zealand Dollar	DBAB	Sell	262,969	161,818		11/30/09	0	(6,196)
New Zealand Dollar	CITI	Sell	149,669	91,993		11/30/09	0	(3,633)
Mexican Peso	CITI	Sell	1,088,000	80,310		12/01/09	0	(446)
New Zealand Dollar	BZWS	Sell	438,596	271,052		12/02/09	0	(9,138)
New Zealand Dollar	DBAB	Sell	113,427	68,994		12/02/09	0	(3,467)
New Zealand Dollar	FBCO	Sell	37,431	23,150		12/02/09	0	(762)
Chinese Yuan	HSBC	Buy	277,000	30,076	EUR	12/04/09	0	(1,473)
Chinese Yuan	HSBC	Buy	220,000	30,096		12/04/09	2,229	0
Mexican Peso	DBAB	Sell	15,131,805	1,115,981		12/22/09	0	(3,772)
Mexican Peso	DBAB	Buy	15,131,805	1,068,819		12/22/09	50,933	0
Mexican Peso	DBAB	Sell	6,284,207	463,844		12/23/09	0	(1,120)
Mexican Peso	DBAB	Buy	6,284,207	445,341		12/23/09	19,623	0
Mexican Peso	DBAB	Sell	10,076,041	741,049		12/24/09	0	(4,363)
Mexican Peso	DBAB	Buy	10,076,041	712,546		12/24/09	32,866	0
Chilean Peso	DBAB	Buy	51,350,000	81,301		1/28/10	15,263	0
Chilean Peso	DBAB	Buy	118,180,000	188,366		1/29/10	33,874	0
Chilean Peso	JPHQ	Buy	15,570,000	24,793		1/29/10	4,487	0

TGA-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Asset Allocation Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	24,790,000	$39,664	2/02/10	$6,954	0
New Zealand Dollar	DBAB	Sell	892,571	451,230	2/02/10	0	(116,880)
Chilean Peso	DBAB	Buy	46,510,000	74,357	2/03/10	13,106	0
Chinese Yuan	DBAB	Buy	2,351,000	333,322	2/03/10	12,832	0
Chilean Peso	DBAB	Buy	24,390,000	39,659	2/12/10	6,207	0
Chilean Peso	DBAB	Buy	60,030,000	99,141	2/16/10	13,744	0
Chilean Peso	DBAB	Buy	59,930,000	99,717	2/17/10	12,980	0
Chilean Peso	CITI	Buy	102,710,000	169,521	2/26/10	23,621	0
Chilean Peso	DBAB	Buy	30,220,000	49,852	2/26/10	6,976	0
New Zealand Dollar	DBAB	Sell	2,625,063	1,316,469	2/26/10	0	(352,019)
Chilean Peso	DBAB	Buy	30,070,000	49,851	3/03/10	6,694	0
Chilean Peso	DBAB	Buy	48,850,000	79,768	3/04/10	12,092	0
Chilean Peso	DBAB	Buy	30,610,000	49,853	3/05/10	7,707	0
Chilean Peso	DBAB	Buy	28,870,000	46,926	3/08/10	7,363	0
Chilean Peso	DBAB	Buy	30,670,000	49,850	3/09/10	7,823	0
Indian Rupee	DBAB	Buy	3,875,000	74,888	4/09/10	4,705	0
Indian Rupee	DBAB	Buy	8,310,000	160,487	4/12/10	10,172	0
Indian Rupee	JPHQ	Buy	5,581,000	106,977	4/13/10	7,631	0
Indian Rupee	JPHQ	Buy	5,479,000	106,991	4/15/10	5,510	0
Indian Rupee	DBAB	Buy	1,921,000	37,446	4/19/10	1,989	0
Indian Rupee	JPHQ	Buy	2,737,000	53,646	4/19/10	2,541	0
Chilean Peso	CITI	Buy	58,723,000	100,090	4/23/10	10,333	0
Chilean Peso	CITI	Buy	57,341,000	97,825	4/26/10	10,000	0
Indian Rupee	DBAB	Buy	3,892,000	75,104	4/26/10	4,762	0
Chilean Peso	CITI	Buy	45,505,000	77,488	4/27/10	8,080	0
Chilean Peso	JPHQ	Buy	45,343,000	77,490	4/27/10	7,774	0
Indian Rupee	JPHQ	Buy	555,000	10,725	4/27/10	664	0
Chilean Peso	UBSW	Buy	9,151,000	15,497	4/28/10	1,711	0
Chilean Peso	CITI	Buy	73,088,000	123,983	4/28/10	13,452	0
Indian Rupee	JPHQ	Buy	2,755,000	53,651	4/28/10	2,876	0
Indian Rupee	JPHQ	Buy	2,757,000	53,638	4/30/10	2,924	0
Indian Rupee	DBAB	Buy	5,273,000	107,439	6/01/10	549	0
Indian Rupee	HSBC	Buy	156,000	3,216	6/02/10	0	(22)
Indian Rupee	HSBC	Buy	774,000	16,125	6/03/10	0	(276)
Indian Rupee	HSBC	Buy	5,163,000	107,428	6/04/10	0	(1,711)
Indian Rupee	DBAB	Buy	2,582,000	53,725	6/07/10	0	(865)
Indian Rupee	DBAB	Buy	1,302,000	27,012	6/08/10	0	(359)
Indian Rupee	HSBC	Buy	1,037,000	21,492	6/08/10	0	(263)
Indian Rupee	DBAB	Buy	1,051,000	21,603	6/10/10	0	(90)
Indian Rupee	BZWS	Buy	1,572,000	32,412	6/11/10	0	(237)
Indian Rupee	HSBC	Buy	1,054,000	21,621	6/11/10	0	(47)
Indian Rupee	DBAB	Buy	2,632,000	54,034	6/16/10	0	(177)
Indian Rupee	DBAB	Buy	2,397,000	48,621	6/21/10	414	0
Indian Rupee	JPHQ	Buy	2,756,000	55,903	6/22/10	472	0
Indian Rupee	DBAB	Buy	4,171,000	83,864	6/24/10	1,446	0
Indian Rupee	HSBC	Buy	2,801,000	55,908	6/25/10	1,378	0
Malaysian Ringgit	JPHQ	Buy	1,685,000	474,849	6/29/10	1,266	0

Unrealized appreciation (depreciation)						$633,719	$(935,044)

Net unrealized appreciation (depreciation)							$(301,325)

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page TGA-32.

The accompanying notes are an integral part of these financial statements.

TGA-20

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Templeton Global Asset Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$87,367,733
Cost - Sweep Money Fund (Note 7)	1,070,254

Total cost of investments	$88,437,987

Value - Unaffiliated issuers	$81,123,677
Value - Sweep Money Fund (Note 7)	1,070,254

Total value of investments	82,193,931
Cash	8,577
Foreign currency, at value (cost and $71,639)	71,829
Receivables:
Capital shares sold	60,341
Dividends and interest	756,115
Unrealized appreciation on forward exchange contracts	633,719
Other assets	120

Total assets	83,724,632

Liabilities:
Payables:
Capital shares redeemed	91,313
Affiliates	63,227
Unrealized depreciation on forward exchange contracts	935,044
Accrued expenses and other liabilities	31,937

Total liabilities	1,121,521

Net assets, at value	$82,603,111

Net assets consist of:
Paid-in capital	$91,163,317
Distributions in excess of net investment income	(154,514)
Net unrealized appreciation (depreciation)	(6,492,633)
Accumulated net realized gain (loss)	(1,913,059)

Net assets, at value	$82,603,111

The accompanying notes are an integral part of these financial statements.

TGA-21

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Templeton Global Asset Allocation Fund
Class 1:
Net assets, at value	$35,931,576

Shares outstanding	4,531,573

Net asset value and maximum offering price per share	$7.93

Class 2:
Net assets, at value	$46,668,752

Shares outstanding	5,998,390

Net asset value and maximum offering price per share	$7.78

Class 4:
Net assets, at value	$2,783

Shares outstanding	351

Net asset value and maximum offering price per share	$7.93

The accompanying notes are an integral part of these financial statements.

TGA-22

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Operations

for the period ended June 30, 2009 (unaudited)

Templeton Global Asset Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $64,436)
Unaffiliated issuers	$926,509
Sweep Money Fund (Note 7)	515
Interest (net of foreign taxes of $29,466)	908,460

Total investment income	1,835,484

Expenses:
Management fees (Note 3a)	250,440
Administrative fees (Note 3b)	58,282
Distribution fees - (Note 3c)
Class 2	54,785
Class 4	5
Unaffiliated transfer agent fees	618
Custodian fees (Note 4)	19,301
Reports to shareholders	28,413
Professional fees	15,452
Trustees’ fees and expenses	310
Other	6,565

Total expenses	434,171
Expenses waived/paid by affiliates (Note 3e)	(60,362)

Net expenses	373,809

Net investment income	1,461,675

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(2,565,110)
Foreign currency transactions	1,567,560

Net realized gain (loss)	(997,550)

Net change in unrealized appreciation (depreciation) on:
Investments	4,072,765
Translation of other assets and liabilities denominated in foreign currencies	(2,147,814)

Net change in unrealized appreciation (depreciation)	1,924,951

Net realized and unrealized gain (loss)	927,401

Net increase (decrease) in net assets resulting from operations	$2,389,076

The accompanying notes are an integral part of these financial statements.

TGA-23

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Asset Allocation Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$1,461,675	$3,746,471
Net realized gain (loss) from investments and foreign currency transactions	(997,550)	3,371,334
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	1,924,951	(39,963,692)

Net increase (decrease) in net assets resulting from operations	2,389,076	(32,845,887)

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(3,515,579)	(5,575,011)
Class 2	(4,506,554)	(7,025,343)
Class 4	(293)	(492)
Net realized gains:
Class 1	(545,877)	(6,781,816)
Class 2	(725,422)	(8,788,767)
Class 4	(47)	(599)

Total distributions to shareholders	(9,293,772)	(28,172,028)

Capital share transactions: (Note 2)
Class 1	1,332,103	756,427
Class 2	2,202,944	4,300,548
Class 4	—	5,000

Total capital share transactions	3,535,047	5,061,975

Net increase (decrease) in net assets	(3,369,649)	(55,955,940)
Net assets:
Beginning of period	85,972,760	141,928,700

End of period	$82,603,111	$85,972,760

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(154,514)	$6,406,237

The accompanying notes are an integral part of these financial statements.

TGA-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Global Asset Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

TGA-25

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

See Note 9 regarding other derivative information.

d. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

TGA-26

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Income Taxes (continued)

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

TGA-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	114,452	$906,247	55,105	$667,145
Shares issued in reinvestment of distributions	518,705	4,061,456	1,123,348	12,356,827
Shares redeemed	(461,201)	(3,635,600)	(1,111,660)	(12,267,545)

Net increase (decrease)	171,956	$1,332,103	66,793	$756,427

Class 2 Shares:
Shares sold	429,862	$3,409,533	806,174	$9,220,122
Shares issued in reinvestment of distributions	680,361	5,231,976	1,464,269	15,814,110
Shares redeemed	(823,931)	(6,438,565)	(1,971,137)	(20,733,684)

Net increase (decrease)	286,292	$2,202,944	299,306	$4,300,548

Class 4 Shares:
Shares sold	—	$—	351	$5,000

Net increase (decrease)	—	$—	351	$5,000

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (Investment Counsel)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Investment Counsel based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $1.3 billion
0.520%	In excess of $1.3 billion

Under a subadvisory agreement, Advisers, an affiliate of Investment Counsel, provides subadvisory services to the Fund and receives from Investment Counsel fees based on the average daily net assets of the Fund.

TGA-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2, and Class 4, respectively.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and Investment Counsel have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through April 30, 2010. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. After April 30, 2010, FT Services and Investment Counsel may discontinue this waiver at any time upon notice to the Fund’s Board of Trustees.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, there were no credits earned.

5. INCOME TAXES

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $659,910 and $254,710, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$88,577,401

Unrealized appreciation	$7,237,031
Unrealized depreciation	(13,620,501)

Net unrealized appreciation (depreciation)	$(6,383,470)

TGA-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $7,974,517 and $11,707,777, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. OTHER DERIVATIVE INFORMATION

At June 30, 2009, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$633,719	Unrealized depreciation on forward exchange contracts	$935,044

For the period ended June 30, 2009, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Operations Locations	Realized Gain (Loss) for the Period Ended June 30, 2009	Unrealized Appreciation (Depreciation) for the Period Ended June 30, 2009	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$1,546,912	$(2,181,948)	18,292,043

aRepresents the average notional amount outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into US dollars.

TGA-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

See Note 1(c) regarding derivative financial instruments.

10. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Funds incurred commitment fees of $95 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Funds did not utilize the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments[a]:
Aerospace & Defense	$1,147,207	$—	$11,739	$1,158,946
All other Equity Investments[b]	47,165,021	—	—	47,165,021
Foreign Government and Agency Securities	316,825	30,860,205	—	31,177,030
Short Term Investments	1,070,254	1,622,680	—	2,692,934

Total Investments in Securities	$49,699,307	$32,482,885	$11,739	$82,193,931

Forward Exchange Contracts	—	633,719	—	633,719

Liabilities:
Forward Exchange Contracts	—	935,044	—	935,044

aIncludes common and preferred stock.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

TGA-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

11. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Investments in Securities
Beginning Balance - January 1, 2009	$—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	11,739

Ending Balance	$11,739

Net change in unrealized appreciation (depreciation) attributable to assets still held at end of period	$—

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined disclosure of the following is necessary:

On July 9, 2009, the Board of Trustees for the Fund approved a proposal to liquidate the Fund. The Fund is scheduled to liquidate on or after April 23, 2010.

ABBREVIATIONS

Currency

AUD - Australian Dollar

BRL - Brazilian Real

EGP - Egyptian Pound

EUR - Euro

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PLN - Polish Zloty

SEK - Swedish Krona

Selected Portfolio ADR - American Depository Receipt FRN - Floating Rate Note	Counterparty BZWS - Barclay Bank PLC CITI - Citibank N.A. DBAB - Deutsche Bank AG FBCO - Credit Suisse International HSBC - HSBC Bank USA JPHQ - JPMorgan Chase Bank, N.A. UBSW - UBS AG

TGA-32

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Global Asset Allocation Fund

At December 31, 2008, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2009, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0282	$0.4620
Class 2	$0.0282	$0.4462
Class 4	$0.0282	$0.4564

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGA-33

TEMPLETON GLOBAL BOND SECURITIES FUND

(TEMPLETON GLOBAL INCOME SECURITIES FUND BEFORE MAY 1, 2009)

We are pleased to bring you Templeton Global Bond Securities Fund’s semiannual report for the period ended June 30, 2009.

Performance Summary as of 6/30/09

Templeton Global Bond Securities Fund – Class 1 delivered a +7.57% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Bond Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

TGB-1

Fund Goal and Main Investments: Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity. The Fund normally invests at least 40% of its net assets in foreign securities, may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmarks, the J.P. Morgan (JPM) Government Bond Index (GBI) Global, which had a -1.94% total return in U.S. dollar terms for the six months under review, and the Citigroup World Government Bond Index (WGBI), which had a -1.50% total return for the same period.1

Economic and Market Overview

The six-month reporting period had two distinct halves. In first quarter 2009, the financial crisis intensified with economic activity and security prices falling sharply. Frozen credit markets and depressed consumer sentiment levels caused a steep drop in economic activity despite policymakers’ best efforts. In addition to continued global interest rate easing, the U.S. and the U.K. implemented quantitative and credit easing policies, and governments worldwide boosted fiscal stimulus to counter the deepening global recession. Partially as a result of these significant policy measures, investor confidence began to improve in March, which translated into greater risk appetite in currency and nondeveloped bond markets in the second quarter. The turnaround led to an improved outlook that benefited the global economy through a shift in the inventory adjustment cycle and better equity market performance. Many investors appeared to believe the worst of the financial crisis was over. Furthermore, credit markets began to function again as interbank lending and trade financing eased. Although financial markets improved, economic activity remained weak as deleveraging continued, unemployment rose and global trade contracted, albeit at a reduced pace.

Inflation fell during the period as weak global growth led to lower prices for commodities from the previous year, and slackening labor

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

TGB-2

and capital markets pushed core prices down gradually. Monetary easing in the eurozone continued, although at a slower pace than many economists would have preferred, given the recession’s depth and lesser fiscal policy action compared with the U.S. In the first quarter of 2009 compared with the first quarter of 2008 (year-over-year), the eurozone’s gross domestic product (GDP) contracted 4.8%, which was greater than the U.S. economy’s 3.9% contraction.2 However, the European Central Bank maintained its primary focus on inflation. Outside the eurozone, economic slowdown was more severe in many emerging European countries. Central and eastern Europe was one of the regions most damaged by the financial crisis as it exposed those countries’ external imbalances characterized by large foreign borrowing to finance substantial current account deficits. Several countries including Ukraine, Hungary and Latvia sought help from the International Monetary Fund (IMF). Even Poland, which was in a comparatively strong position relative to its regional peers, took advantage of the IMF’s new, prequalified loan facility, though it did not draw on these resources.

In Asia, growth differed between large economies with higher domestic demand and small economies more dependent on exports. The large economies, particularly China, were some of the world’s most resilient to the global recession as aggressive fiscal and monetary responses outweighed declining exports. In contrast, the smaller economies suffered quick, severe downturns as production dropped more than export demand to allow inventories to fall to levels more in line with the reduced global consumption pace. However, some smaller regional economies showed signs of improvement toward period-end. On the other hand, the Japanese economy was the weakest among the G3 (U.S., eurozone and Japan). GDP contracted 8.8% year-over-year in first quarter 2009 due to subdued consumption, weak external demand and lackluster government spending.3 Japan’s trade balance worsened as the global recession negatively impacted the country’s main export sector, machinery.

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates and currencies, and credit risks. In considering these factors, we may evaluate a country’s changing market, economic and political conditions, such as inflation

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

2. Source: Eurostat.

3. Source: Economic and Social Research Institute.

TGB-3

rate, growth prospects, global trade patterns and government policies. We seek to manage the Fund’s exposure to various currencies and may utilize forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

Interest Rate Strategy

Toward the end of the six months under review, the Fund reduced duration exposure in select countries, seeking to take profits as interest rates neared historical lows. Prospects for increased government debt issuance and potentially higher inflation over the medium term began to be reflected in government bond yields despite still weak economic activity levels. Thus, the Fund sought to protect itself from the potential for increased interest rates. During the period, the Fund’s duration positioning slightly benefited relative performance. Government bond yields in nondeveloped economies lagged the decline in G3 Treasury yields seen in the early stages of the financial crisis. However, as economic weakness spread and monetary policy loosened in response, government bond yields in these economies fell despite the rise in U.S. Treasury yields. Generally, bond yield and price move in opposite directions. Our duration exposures in Brazil, Chile and Indonesia benefited the Fund during the period. In contrast, our New Zealand and Mexican interest rate exposures detracted from results. The Fund’s underweighted exposures to U.S. and Japanese Treasuries contributed to relative performance but our underweighted eurozone government bond allocation hurt the Fund.

Currency Strategy

Although several major currencies ended the period close to where they began it, currency movement during the period reflected the striking difference in sentiment between the first and second quarters of 2009. During the first quarter, the U.S. dollar benefited from increased risk aversion and deleveraging as loans taken in U.S. dollars and invested in other currencies or securities that lost value had to be repaid. The second quarter, however, saw a weaker dollar fueled by concerns about the implications of the U.S.’s aggressive policy response to the recession, leading to strong returns for most currencies for the period overall. Currency exposure contributed to the Fund’s better performance relative to its benchmarks during the period.

Currency Breakdown

Templeton Global Bond Securities Fund 6/30/09

% of Total Net Assets

Americas	53.7%
U.S. Dollar	34.7%
Mexican Peso	7.3%
Chilean Peso	6.5%
Brazilian Real	3.3%
Peruvian Nuevo Sol	1.9%

Asia Pacific	34.1%
Malaysian Ringgit	12.9%
South Korean Won	11.7%
Indonesian Rupiah	9.8%
Chinese Yuan	9.2%
Indian Rupee	4.6%
Japanese Yen	3.3%
Vietnamese Dong	1.7%
Australian Dollar	1.0%
Kazakhstani Tenge	0.2%
Singapore Dollar*	-9.8%
New Zealand Dollar*	-10.5%

Europe	9.6%
Swedish Krona	7.6%
Russian Ruble	5.3%
Polish Zloty	5.3%
Norwegian Krone	2.3%
Swiss Franc	0.2%
Euro*	-11.1%

Middle East & Africa	2.6%
Egyptian Pound	2.6%

*Singapore dollar = -9.8%, New Zealand dollar = -10.5%, and euro = -11.1% due to forward exchange contracts.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

TGB-4

Strong relative growth and solid external balances led us to favor Asian currencies versus those of developed markets. The Indonesian rupiah and South Korean won benefited Fund performance, but our underweighted New Zealand dollar exposure detracted. Toward period-end, the Fund added net negative exposures to the New Zealand dollar and Singapore dollar partly to hedge against a rebound in global risk aversion as we believed these currencies looked overvalued. Still, the Fund’s Asian currency exposure contributed on the whole, though not as much as Latin American currencies. Within that region, the Mexican peso, Chilean peso and Brazilian real contributed to relative Fund performance. Lastly, our relative currency positioning in Europe drove less of the Fund’s performance, but still contributed to returns. The Fund’s underweighted euro exposure benefited performance as did our Russian ruble and Egyptian pound allocations. Conversely, our overweighted Swiss franc exposure and no exposure to the British pound hampered Fund performance.

Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark Treasury securities. Improved risk appetite benefited high yield products during the period, particularly sovereign bonds, following the G20 summit in April 2009.4 It was decided at the summit that the IMF would receive additional resources, and the IMF eased conditions to help countries in need of balance of payments support or access to liquidity. Largely as a result, U.S. dollar-denominated emerging market debt posted a +14.56% total return during the period as measured by the JPM Emerging Markets Bond Index Global (EMBIG).1 Thus, the Fund benefited from its increased sovereign bond exposure during the period. Sovereign interest rate credit spreads fell 40.23% during the reporting period, though some countries adversely impacted by the financial crisis experienced credit rating downgrades.1 Regionally, Latin American sovereign debt had a +11.65% total return, Asian debt +14.98% and central and eastern European debt +18.57%.1 Our analysis indicated that sovereign spreads were at distressed levels during the early stages of the financial crisis, reflecting a higher probability of default than we thought was appropriate. In our opinion, most emerging market

4. The G20 is an informal forum that promotes open and constructive discussion between industrial and emerging market countries on key issues related to global economic stability. It is made up of the finance ministers and central bank governors of 19 countries and the European Union.

TGB-5

sovereign bonds were in much better positions than in previous crises and unlikely to suffer to the same extent as they have in the past. Disregarding these fundamentals, forced and panicked selling hit sovereign bonds and so we sought to capitalize on this market inefficiency. Given what we viewed as attractive valuations, we added exposure and still believed that many of these valuations were out of line with fundamentals.

Thank you for your participation in Templeton Global Bond Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGB-6

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Bond Securities Fund – Class 1

TGB-7

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,075.70	$2.88
Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.81

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.56%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGB-8

SUPPLEMENT DATED JULY 27, 2009

TO THE PROSPECTUS

DATED MAY 1, 2009

AS PREVIOUSLY AMENDED

TEMPLETON GLOBAL BOND SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended by replacing in its entirety the subsection entitled “Derivative securities” under “Main Risks,” on page TGB-4, with the following:

Derivative Securities

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the over-the-counter markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest

TGB-9

rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the manager elects not to do so due to availability, cost or other factors.

Please keep this supplement for future reference.

TGB-10

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 1			2008		2007		2006		2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.42		$17.00		$15.73		$14.36		$15.80	$15.54

Income from investment operations[a]:
Net investment income[b]	0.50		0.80		0.77		0.61		0.57	0.66
Net realized and unrealized gains (losses)	0.80		0.27		0.97		1.24		(1.03)	1.37

Total from investment operations	1.30		1.07		1.74		1.85		(0.46)	2.03

Less distributions from net investment income and net foreign currency gains	(2.70)		(0.65)		(0.47)		(0.48)		(0.98)	(1.77)

Redemption fees	—	[c]	—	[c]	—	[c]	—	[c]	— [c]	—

Net asset value, end of period	$16.02		$17.42		$17.00		$15.73		$14.36	$15.80

Total return[d]	7.57%		6.46%		11.27%		13.14%		(2.91)%	15.09%
Ratios to average net assets[e]
Expenses before expense reduction	0.56%		0.58%		0.64%		0.80%		0.78%	0.79%
Expenses net of expense reduction	0.56%		0.58%		0.64%		0.72%		0.74%	0.78%
Net investment income	5.79%		4.66%		4.70%		4.09%		3.81%	4.40%

Supplemental data
Net assets, end of period (000’s)	$167,915		$220,588		$137,700		$75,843		$53,115	$49,845
Portfolio turnover rate	14.46%		28.46%		47.33%		30.65%		30.28%	37.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

TGB-11

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31,
Class 2			2008		2007		2006		2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.10		$16.72		$15.50		$14.19		$15.64	$15.42

Income from investment operations[a]:
Net investment income[b]	0.47		0.74		0.72		0.57		0.52	0.60
Net realized and unrealized gains (losses)	0.79		0.27		0.96		1.21		(1.00)	1.36

Total from investment operations	1.26		1.01		1.68		1.78		(0.48)	1.96

Less distributions from net investment income and net foreign currency gains	(2.67)		(0.63)		(0.46)		(0.47)		(0.97)	(1.74)

Redemption fees	—	[c]	—	[c]	—	[c]	—	[c]	— [c]	—

Net asset value, end of period	$15.69		$17.10		$16.72		$15.50		$14.19	$15.64

Total return[d]	7.45%		6.21%		11.00%		12.77%		(3.08)%	14.74%
Ratios to average net assets[e]
Expenses before expense reduction	0.81%		0.83%		0.89%		1.05%		1.03%	1.04%
Expenses net of expense reduction	0.81%		0.83%		0.89%		0.97%		0.99%	1.03%
Net investment income	5.54%		4.41%		4.45%		3.84%		3.56%	4.15%

Supplemental data
Net assets, end of period (000’s)	$979,277		$793,881		$480,649		$205,768		$61,255	$19,779
Portfolio turnover rate	14.46%		28.46%		47.33%		30.65%		30.28%	37.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

TGB-12

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 3		2008	2007	2006	2005[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.08	$16.70	$15.49	$14.18	$15.27

Income from investment operations[b]:
Net investment income[c]	0.47	0.74	0.72	0.58	0.38
Net realized and unrealized gains (losses)	0.79	0.27	0.95	1.21	(0.50)

Total from investment operations	1.26	1.01	1.67	1.79	(0.12)

Less distributions from net investment income and net foreign currency gains	(2.66)	(0.63)	(0.46)	(0.48)	(0.97)

Redemption fees[d]	—	—	—	—	—

Net asset value, end of period	$15.68	$17.08	$16.70	$15.49	$14.18

Total return[e]	7.39%	6.21%	11.03%	12.84%	(0.80)%
Ratios to average net assets[f]
Expenses before expense reduction	0.81%	0.83%	0.89%	1.05%	1.03%
Expenses net of expense reduction	0.81%	0.83%	0.89%	0.97%	0.99%
Net investment income	5.54%	4.41%	4.45%	3.84%	3.56%

Supplemental data
Net assets, end of period (000’s)	$127,608	$128,155	$91,162	$35,572	$5,769
Portfolio turnover rate	14.46%	28.46%	47.33%	30.65%	30.28%

aFor the period April 1, 2005 (effective date) to December 31, 2005.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

TGB-13

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]
Class 4

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.37	$18.00

Income from investment operations[b]:
Net investment income[c]	0.48	0.66
Net realized and unrealized gains (losses)	0.79	(0.64)

Total from investment operations	1.27	0.02

Less distributions from net investment income and net foreign currency gains	(2.69)	(0.65)

Redemption fees[d]	—	—

Net asset value, end of period	$15.95	$17.37

Total return[e]	7.41%	0.26%
Ratios to average net assets[f]
Expenses[g]	0.91%	0.93%
Net investment income	5.44%	4.31%

Supplemental data
Net assets, end of period (000’s)	$72,800	$43,068
Portfolio turnover rate	14.46%	28.46%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Templeton Global Bond Securities Fund	Principal Amount[a]		Value
Foreign Government and Agency Securities 82.1%
Argentina 1.9%
[b,c]Government of Argentina, senior bond, FRN, 1.683%, 8/03/12	107,485,000		$25,527,687

Australia 5.7%
New South Wales Treasury Corp.,
6.00%, 5/01/12	13,180,000	AUD	10,880,435
senior note, 5.50%, 3/01/17	32,225,000	AUD	24,948,839
Queensland Treasury Corp.,
09G, 6.00%, 7/14/09	3,195,000	AUD	2,574,899
13, 6.00%, 8/14/13	6,580,000	AUD	5,375,898
17, 6.00%, 9/14/17	13,160,000	AUD	10,474,132
[d]144A, 7.125%, 9/18/17	33,340,000	NZD	22,343,807

			76,598,010

Austria 0.1%
[d]Government of Austria, senior bond, 144A, 5.00%, 7/15/12	400,000	EUR	605,111

Brazil 3.7%
Nota Do Tesouro Nacional,
10.082%, 1/01/12	26,845	[e] BRL	13,386,959
10.082%, 1/01/14	7,100	[e] BRL	3,361,649
10.082%, 1/01/17	22,490	[e] BRL	10,035,095
[f]Index Linked, 6.00%, 5/15/15	15,250	[e] BRL	13,811,819
[f]Index Linked, 6.00%, 5/15/45	10,825	[e] BRL	9,410,896

			50,006,418

Canada 2.8%
Province of Manitoba, 6.375%, 9/01/15	39,310,000	NZD	24,429,579
Province of Ontario, 6.25%, 6/16/15	20,165,000	NZD	12,747,453

			37,177,032

France 3.2%
Government of France,
4.00%, 10/25/09	195,000	EUR	276,137
4.25%, 10/25/17	27,650,000	EUR	40,791,105
4.25%, 4/25/19	1,520,000	EUR	2,220,910

			43,288,152

Germany 1.2%
KfW Bankengruppe, senior note, 6.375%, 2/17/15	8,730,000	NZD	5,705,572
Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16	137,707,000	MXN	10,004,223

			15,709,795

Hungary 2.1%
Government of Hungary,
3.50%, 7/18/16	1,055,000	EUR	1,204,141
4.375%, 7/04/17	5,380,000	EUR	6,417,788
5.75%, 6/11/18	13,795,000	EUR	17,752,780
senior note, 3.875%, 2/24/20	3,120,000	EUR	3,367,793

			28,742,502

Indonesia 9.6%
Government of Indonesia,
FR20, 14.275%, 12/15/13	14,267,000,000	IDR	1,622,727
FR31, 11.00%, 11/15/20	167,351,000,000	IDR	16,067,001
FR34, 12.80%, 6/15/21	207,810,000,000	IDR	22,241,717

TGB-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount[a]		Value
Foreign Government and Agency Securities (continued)
Indonesia (continued)
FR35, 12.90%, 6/15/22	66,582,000,000	IDR	$7,109,906
FR36, 11.50%, 9/15/19	30,075,000,000	IDR	3,040,646
FR37, 12.00%, 9/15/26	8,230,000,000	IDR	798,207
FR39, 11.75%, 8/15/23	5,491,000,000	IDR	535,248
FR40, 11.00%, 9/15/25	61,856,000,000	IDR	5,605,366
FR42, 10.25%, 7/15/27	88,574,000,000	IDR	7,462,519
FR43, 10.25%, 7/15/22	68,340,000,000	IDR	6,059,045
FR44, 10.00%, 9/15/24	4,454,000,000	IDR	378,530
FR46, 9.50%, 7/15/23	226,780,000,000	IDR	18,840,021
FR47, 10.00%, 2/15/28	61,737,000,000	IDR	5,080,486
FR48, 9.00%, 9/15/18	16,920,000,000	IDR	1,487,699
FR49, 9.00%, 9/15/13	35,030,000,000	IDR	3,363,153
[d]senior bond, 144A, 8.50%, 10/12/35	9,119,000		9,301,380
[d]senior bond, 144A, 6.625%, 2/17/37	2,240,000		1,859,200
[d]senior bond, 144A, 7.75%, 1/17/38	10,980,000		10,101,600
[d]senior note, 144A, 11.625%, 3/04/19	6,410,000		8,160,731

			129,115,182

Iraq 0.4%
Government of Iraq,
[d]144A, 5.80%, 1/15/28	5,055,000		3,317,344
[g]Reg S, 5.80%, 1/15/28	3,440,000		2,257,500

			5,574,844

Malaysia 4.0%
Government of Malaysia, 3.869%, 4/13/10	1,690,000	MYR	487,716
3.756%, 4/28/11	106,560,000	MYR	31,035,486
3.833%, 9/28/11	3,660,000	MYR	1,069,121
3.461%, 7/31/13	12,600,000	MYR	3,594,330
3.814%, 2/15/17	18,885,000	MYR	5,271,360
4.24%, 2/07/18	44,360,000	MYR	12,648,771

			54,106,784

Mexico 10.3%
Government of Mexico, 9.00%, 12/20/12	265,000	[h] MXN	2,161,265
8.00%, 12/19/13	794,500	[h] MXN	6,220,572
8.00%, 12/17/15	726,000	[h] MXN	5,585,336
7.25%, 12/15/16	250,000	[h] MXN	1,825,042
10.00%, 12/05/24	8,569,800	[h] MXN	73,734,167
10.00%, 11/20/36	1,755,000	[h] MXN	14,874,360
[d]144A, 7.50%, 3/08/10	450,000	EUR	658,026
M 10, 7.75%, 12/14/17	4,473,000	[h] MXN	33,223,654

			138,282,422

Netherlands 1.4%
Government of the Netherlands, 4.50%, 7/15/17	12,280,000	EUR	18,345,810

New Zealand 0.1%
Government of New Zealand, 7.00%, 7/15/09	2,435,000	NZD	1,573,636

TGB-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount[a]		Value
Foreign Government and Agency Securities (continued)
Norway 1.0%
Government of Norway, 6.00%, 5/16/11	29,300,000	NOK	$4,896,770
6.50%, 5/15/13	49,400,000	NOK	8,653,389

			13,550,159

Peru 0.3%
Government of Peru, 7.84%, 8/12/20	4,945,000	PEN	1,883,287
Series 7, 8.60%, 8/12/17	6,185,000	PEN	2,461,718

			4,345,005

Philippines 0.0%[i]
[g]Government of the Philippines, Reg S, 9.125%, 2/22/10	330,000	EUR	477,207

Poland 4.4%
Government of Poland, 4.75%, 4/25/12	4,100,000	PLN	1,269,420
5.75%, 4/25/14	92,590,000	PLN	29,134,734
6.25%, 10/24/15	44,730,000	PLN	14,339,259
5.75%, 9/23/22	48,750,000	PLN	14,604,748

			59,348,161

Qatar 0.9%
[d]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	12,060,000		12,406,725

Russia 5.0%
Government of Russia,
[d]144A, 7.50%, 3/31/30	39,352,320		38,978,473
[g]senior bond, Reg S, 7.50%, 3/31/30	28,651,200		28,379,014

			67,357,487

South Africa 2.5%
Government of South Africa, 5.25%, 5/16/13	3,590,000	EUR	5,103,311
4.50%, 4/05/16	1,874,000	EUR	2,361,683
6.875%, 5/27/19	21,215,000		21,929,946
senior note, 6.50%, 6/02/14	805,000		841,571
senior note, 5.875%, 5/30/22	3,485,000		3,245,406

			33,481,917

South Korea 12.7%
The Export-Import Bank of Korea,
5.125%, 3/16/15	350,000		334,680
4.625%, 2/20/17	230,000	EUR	292,566
[g]Reg S, 5.25%, 2/10/14	345,000		329,924
senior note, 8.125%, 1/21/14	1,170,000		1,282,329
Government of Korea, senior bond, 5.625%, 11/03/25	730,000		641,482
Korea Deposit Insurance Corp.,
07-1, 5.57%, 9/14/12	6,600,000,000	KRW	5,319,135
08-1, 5.28%, 2/15/13	880,000,000	KRW	702,351
Korea Development Bank, senior note, 8.00%, 1/23/14	3,875,000		4,207,289
Korea Treasury Bond,
0400-1206, 4.00%, 6/10/12	2,501,550,000	KRW	1,957,377
0475-1112, 4.75%, 12/10/11	77,103,490,000	KRW	61,427,232

TGB-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount[a]		Value
Foreign Government and Agency Securities (continued)
South Korea (continued)
0500-1609, 5.00%, 9/10/16	2,806,000,000	KRW	$2,195,546
0525-1209, 5.25%, 9/10/12	28,539,000,000	KRW	22,985,622
0525-2703, 5.25%, 3/10/27	4,352,640,000	KRW	3,340,679
0550-1106, 5.50%, 6/10/11	17,458,060,000	KRW	14,100,245
0550-1709, 5.50%, 9/10/17	40,708,200,000	KRW	32,667,227
senior note, 7.125% 4/16/19	18,370,000		19,847,242

			171,630,926

[j]Supranational 2.6%
Corporacion Andina De Fomento, 8.125%, 6/04/19	9,880,000		10,611,120
European Investment Bank, senior note,
4.50%, 5/15/13	33,700,000	NOK	5,449,572
1612/37, 6.50%, 9/10/14	7,850,000	NZD	5,191,588
Inter-American Development Bank,
1.90%, 7/08/09	175,000,000	JPY	1,816,429
6.00%, 12/15/17	575,000	NZD	361,333
senior note, 7.50%, 12/05/24	200,000,000	MXN	11,890,025

			35,320,067

Sweden 3.9%
Government of Sweden,
4.00%, 12/01/09	163,000,000	SEK	21,441,437
5.25%, 3/15/11	220,290,000	SEK	30,517,548

			51,958,985

United Arab Emirates 0.9%
[d]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	11,840,000		12,272,160

Venezuela 1.4%
Government of Venezuela,
10.75%, 9/19/13	10,500,000		8,715,000
[g]senior bond, Reg S, 5.375%, 8/07/10	11,235,000		10,588,987

			19,303,987

Total Foreign Government and Agency Securities (Cost $1,162,460,977)			1,106,106,171

Municipal Bonds 4.7%
United States and U.S. Territories 4.7%
Alabama Public Housing Authorities Capital Program Revenue, Series B, FSA Insured, 4.45%, 1/01/24	680,000		669,297
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F1, 5.00%, 4/01/39	1,330,000		1,240,425
5.50%, 4/01/43	2,810,000		2,811,658
Bexar County Hospital District GO, Certificates of Obligation, 5.00%, 2/15/32	1,615,000		1,539,240
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	1,450,000		1,403,557
California State GO, 6.00%, 4/01/38	11,650,000		11,665,727
Refunding, 5.13%, 4/01/33	4,725,000		4,132,579
Refunding, 5.00%, 4/01/38	1,985,000		1,663,589
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	530,000		560,597
Chicago GO, Project and Refunding, Series A, FSA Insured, 5.00%, 1/01/25	1,045,000		1,067,614
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,545,000		4,474,825
Hamilton County Sales Tax Revenue, sub. bond, Refunding, Series A, FSA Insured, 5.00%, 12/01/32	3,650,000		3,590,469
Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC Insured, 5.00%, 2/01/35	2,155,000		2,142,609

TGB-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount[a]		Value
Municipal Bonds (continued)
United States and U.S. Territories (continued)
Las Vegas Valley Water District GO, Refunding, Series A, MBIA Insured, 5.00%, 6/01/26	860,000		$866,949
Lewisville ISD, GO, School Building, 5.00%, 8/15/26	1,200,000		1,255,872
Los Angeles USD, GO, Series I, 5.00%, 7/01/26	400,000		400,308
7/01/27	425,000		421,018
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding, Third Indenture Series A, FGIC Insured, 5.00%, 7/01/19	1,500,000		1,674,840
Metropolitan Water District of Southern California Waterworks Revenue, Series A, 5.00%, 7/01/37	885,000		885,566
Minneapolis Health Care System Revenue, Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	1,790,000		1,946,732
MTA Revenue, Series B, Assured Guaranty, 5.25%, 11/15/20	950,000		1,017,137
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A, Assured Guaranty, 5.50%, 12/15/38	3,015,000		3,136,474
New York City GO, Series L, Sub Series L-1, 5.00%, 4/01/26	700,000		708,351
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	2,400,000		2,537,928
Palomar Pomerado Health GO, Election of 2004, Series A, MBIA Insured, 5.13%, 8/01/37	4,570,000		4,181,824
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, MBIA Insured, 5.50%, 7/01/21	875,000		853,274
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, AMBAC Insured, 5.00%, 11/01/27	1,290,000		1,333,834
Seattle Water System Revenue, BHAC Insured, 5.00%, 9/01/34	1,860,000		1,866,584
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	1,500,000		1,562,025
Transportation, Series A, FSA Insured, 5.50%, 11/15/21	900,000		982,764
Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21	500,000		533,865

Total Municipal Bonds (Cost $62,991,712)			63,127,531

Total Investments before Short Term Investments (Cost $1,225,452,689)			1,169,233,702

Short Term Investments 11.4%
Foreign Government and Agency Securities 4.3%
Argentina 1.0%
Government of Argentina, senior bond, amortization and cpn., 8/03/09	107,485,000		13,228,851

Egypt 2.5%
[k]Egypt Treasury Bills, 7/07/09 - 9/22/09	189,500,000	EGP	33,491,979

Norway 0.8%
[k]Norwegian Treasury Bill, 3/17/10	76,400,000	NOK	11,749,785

Total Foreign Government and Agency Securities (Cost $46,734,108)			58,470,615

Total Investments before Repurchase Agreements (Cost $1,272,186,797)			1,227,704,317

TGB-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount[a]	Value
Short Term Investments (continued)
United States 7.1%
Repurchase Agreements (Cost $95,120,060) 7.1%
[l]Joint Repurchase Agreement, 0.023%, 7/01/09 (Maturity Value $95,120,121)	95,120,060	$95,120,060

Banc of America Securities LLC (Maturity Value $8,200,306)

Barclays Capital Inc. (Maturity Value $7,516,392)

BNP Paribas Securities Corp. (Maturity Value $27,332,767)

Credit Suisse Securities (USA) LLC (Maturity Value $27,332,767)

Deutsche Bank Securities Inc. (Maturity Value $9,704,154)

HSBC Securities (USA) Inc. (Maturity Value $8,200,306)

UBS Securities LLC (Maturity Value $6,833,429)

Collateralized by U.S. Government Agency Securities, 0.58% - 7.25%, 1/15/10 - 6/27/16;
[k]U.S. Government Agency Discount Notes, 12/31/09; [k]U.S. Treasury Bills, 8/13/09; and U.S. Treasury Notes, 1.375% -1.50%, 3/15/12 - 12/31/13

Total Investments (Cost $1,367,306,857) 98.2%		1,322,824,377
Other Assets, less Liabilities 1.8%		24,774,989

Net Assets 100.0%		$1,347,599,366

aThe principal amount is stated in U.S. dollars unless otherwise indicated.

bThe coupon rate shown represents the rate at period end.

cThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the aggregate value of these securities was $120,004,557, representing 8.91% of net assets.

ePrincipal amount is stated in 1,000 Brazilian Real Units.

fRedemption price at maturity is adjusted for inflation. See Note 1(g).

gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the aggregate value of these securities was $42,032,632, representing 3.12% of net assets.

hPrincipal amount is stated in 100 Mexican Peso Units.

iRounds to less than 0.1% of net assets.

jA supranational organization is an entity formed by two or more central governments through international treaties.

kThe security is traded on a discount basis with no stated coupon rate.

lSee Note 1(c) regarding joint repurchase agreement.

TGB-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund

At June 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit	JPHQ	Sell	14,772,000	2,989,194	EUR	7/07/09	$—	$(8,783)
Malaysian Ringgit	JPHQ	Buy	14,772,000	2,923,412	EUR	7/07/09	101,049	—
Singapore Dollar	JPHQ	Buy	8,370,000	4,023,071	EUR	7/07/09	134,344	—
Singapore Dollar	JPHQ	Sell	8,370,000	4,240,766	EUR	7/07/09	170,996	—
Malaysian Ringgit	HSBC	Buy	18,131,900	5,184,646		7/09/09	—	(27,971)
Malaysian Ringgit	DBAB	Buy	9,014,572	2,576,181		7/09/09	—	(12,455)
Malaysian Ringgit	JPHQ	Buy	7,600,000	1,529,390	EUR	7/09/09	16,289	—
Malaysian Ringgit	DBAB	Buy	22,869,610	6,504,440		7/10/09	—	(617)
Mexican Peso	HSBC	Sell	61,955,606	136,619,484	RUB	7/10/09	—	(323,756)
Euro	CITI	Buy	2,359,476	3,142,185		7/13/09	167,243	—
Euro	UBSW	Buy	2,359,476	3,137,867		7/13/09	171,561	—
Euro	UBSW	Buy	2,359,476	4,666,808	SGD	7/13/09	88,533	—
Euro	UBSW	Sell	2,359,476	3,647,986		7/13/09	338,558	—
Euro	CITI	Sell	2,359,476	3,647,160		7/13/09	337,732	—
Euro	UBSW	Sell	2,359,476	4,877,391	SGD	7/13/09	56,805	—
Malaysian Ringgit	HSBC	Buy	3,886,306	1,104,472		7/13/09	618	—
Mexican Peso	HSBC	Sell	30,888,068	68,008,329	RUB	7/13/09	—	(165,342)
Euro	HSBC	Buy	1,814,981	2,415,104		7/14/09	130,610	—
Euro	BZWS	Buy	2,903,970	3,866,346		7/14/09	206,798	—
Euro	HSBC	Buy	2,359,476	4,652,391	SGD	7/14/09	98,522	—
Euro	HSBC	Sell	2,359,476	4,884,752	SGD	7/14/09	61,845	—
Euro	HSBC	Sell	1,814,981	2,804,872		7/14/09	259,157	—
Euro	BZWS	Sell	2,903,970	4,498,395		7/14/09	425,251	—
Malaysian Ringgit	DBAB	Buy	9,040,420	1,814,981	EUR	7/14/09	24,875	—
Taiwan Dollar	DBAB	Buy	16,697,816	362,996	EUR	7/14/09	—	(992)
Taiwan Dollar	DBAB	Sell	16,697,816	379,668	EUR	7/14/09	24,377	—
Euro	JPHQ	Buy	725,993	1,432,312	SGD	7/15/09	29,770	—
Euro	JPHQ	Buy	1,633,483	2,174,084		7/15/09	117,060	—
Euro	UBSW	Buy	3,085,468	4,103,395		7/15/09	224,323	—
Euro	UBSW	Buy	1,633,483	3,230,049	SGD	7/15/09	61,910	—
Euro	JPHQ	Sell	1,633,483	2,555,502		7/15/09	264,358	—
Euro	UBSW	Sell	1,633,483	3,409,569	SGD	7/15/09	61,986	—
Euro	UBSW	Sell	3,085,468	4,823,049		7/15/09	495,332	—
Euro	JPHQ	Sell	725,993	1,516,113	SGD	7/15/09	28,066	—
Malaysian Ringgit	HSBC	Buy	14,511,138	2,903,970	EUR	7/15/09	52,853	—
Malaysian Ringgit	CITI	Buy	6,007,648	1,197,888	EUR	7/15/09	28,001	—
Malaysian Ringgit	DBAB	Buy	1,818,610	362,996	EUR	7/15/09	7,948	—
Taiwan Dollar	CITI	Buy	72,282,977	1,560,884	EUR	7/15/09	10,409	—
Taiwan Dollar	DBAB	Buy	8,439,657	181,498	EUR	7/15/09	2,265	—
Taiwan Dollar	CITI	Sell	72,282,977	1,641,191	EUR	7/15/09	102,231	—
Taiwan Dollar	DBAB	Sell	8,439,657	191,904	EUR	7/15/09	12,330	—
Malaysian Ringgit	JPHQ	Buy	10,022,795	2,860,550		7/16/09	—	(10,844)
Malaysian Ringgit	HSBC	Buy	5,072,765	1,447,583		7/16/09	—	(5,282)
Malaysian Ringgit	DBAB	Buy	5,809,102	1,161,588	EUR	7/16/09	22,399	—
Taiwan Dollar	DBAB	Buy	23,529,429	508,195	EUR	7/16/09	3,249	—
Taiwan Dollar	DBAB	Sell	23,529,429	535,021	EUR	7/16/09	34,377	—
Euro	BZWS	Buy	2,359,476	3,141,454		7/17/09	167,982	—
Euro	BZWS	Sell	2,359,476	3,703,905		7/17/09	394,469	—
Malaysian Ringgit	HSBC	Buy	5,902,465	1,179,738	EUR	7/17/09	23,422	—
Malaysian Ringgit	JPHQ	Buy	10,550,000	2,115,415	EUR	7/17/09	32,375	—
Euro	BOFA	Buy	1,814,982	2,328,377		7/22/09	217,352	—

TGB-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BOFA	Sell	1,814,982	2,826,381		7/22/09	$280,652	$—
Euro	UBSW	Buy	4,174,457	5,551,903		7/24/09	303,278	—
Euro	UBSW	Buy	1,179,738	2,332,106	SGD	7/24/09	45,377	—
Euro	UBSW	Sell	1,179,738	2,454,044	SGD	7/24/09	38,770	—
Euro	UBSW	Sell	4,174,457	6,530,103		7/24/09	674,923	—
Malaysian Ringgit	HSBC	Buy	4,109,111	816,742	EUR	7/24/09	22,379	—
Mexican Peso	DBAB	Sell	14,610,919	32,786,902	RUB	7/24/09	—	(59,609)
Taiwan Dollar	DBAB	Buy	40,787,841	14,610,919	MXN	7/24/09	136,462	—
Taiwan Dollar	DBAB	Sell	40,787,841	18,006,684	MXN	7/24/09	120,308	—
Euro	CITI	Sell	1,533,000	56,491,050	RUB	7/28/09	—	(351,266)
Malaysian Ringgit	HSBC	Buy	3,004,709	598,906	EUR	7/31/09	13,788	—
Mexican Peso	CITI	Sell	54,328,000	3,858,824		7/31/09	—	(244,768)
Mexican Peso	MLCO	Buy	53,331,307	3,572,688		7/31/09	455,620	—
Mexican Peso	MLCO	Sell	53,331,307	5,036,244		7/31/09	1,007,936	—
New Zealand Dollar	DBAB	Sell	18,763,956	10,446,082		7/31/09	—	(1,634,765)
New Zealand Dollar	UBSW	Sell	7,565,376	4,178,433		7/31/09	—	(692,403)
New Zealand Dollar	DBAB	Sell	18,692,571	10,446,082		8/03/09	—	(1,586,401)
New Zealand Dollar	BZWS	Sell	7,317,361	4,178,433		8/03/09	—	(531,782)
Brazilian Real	DBAB	Sell	11,590,000	5,139,462		8/04/09	—	(736,800)
Mexican Peso	DBAB	Buy	31,280,607	2,093,399		8/04/09	267,996	—
Mexican Peso	DBAB	Sell	77,997,607	6,316,669		8/04/09	428,576	—
New Zealand Dollar	CITI	Sell	18,563,255	10,446,082		8/04/09	—	(1,502,364)
New Zealand Dollar	DBAB	Sell	7,405,811	4,178,433		8/04/09	—	(588,400)
New Zealand Dollar	BZWS	Sell	3,686,939	2,073,166		8/04/09	—	(299,974)
Indonesian Rupiah	HSBC	Buy	53,990,411,006	8,135,006	NZD	8/05/09	9,259	—
Malaysian Ringgit	JPHQ	Buy	6,015,055	1,213,740	EUR	8/05/09	6,586	—
New Zealand Dollar	DBAB	Sell	5,506,806	3,109,749		8/05/09	—	(434,533)
New Zealand Dollar	CITI	Sell	7,269,764	4,146,331		8/06/09	—	(532,310)
New Zealand Dollar	FBCO	Sell	3,628,158	2,073,166		8/06/09	—	(261,828)
Malaysian Ringgit	JPHQ	Buy	1,100,000	221,828	EUR	8/07/09	1,375	—
New Zealand Dollar	DBAB	Sell	7,205,549	4,121,358		8/07/09	—	(515,648)
New Zealand Dollar	CITI	Sell	7,173,180	4,121,358		8/07/09	—	(494,817)
New Zealand Dollar	FBCO	Sell	7,091,362	4,121,358		8/07/09	—	(442,165)
Japanese Yen	FBCO	Buy	279,885,550	1,726,090	EUR	8/10/09	485,080	—
New Zealand Dollar	FBCO	Sell	3,552,772	2,060,679		8/10/09	—	(225,189)
Japanese Yen	DBAB	Buy	154,325,250	972,679	EUR	8/11/09	238,126	—
New Zealand Dollar	FBCO	Sell	3,551,027	2,060,679		8/11/09	—	(223,915)
New Zealand Dollar	DBAB	Sell	6,669,679	3,930,775		8/12/09	—	(359,952)
Russian Ruble	DBAB	Buy	306,833,000	18,285,638	NZD	8/12/09	—	(2,030,380)
New Zealand Dollar	DBAB	Sell	8,432,616	102,190,660,510	VND	8/14/09	284,663	—
Russian Ruble	DBAB	Buy	149,379,561	8,925,643	NZD	8/14/09	—	(1,005,223)
Japanese Yen	DBAB	Buy	144,838,200	928,063	EUR	8/21/09	202,412	—
Japanese Yen	JPHQ	Buy	145,327,000	934,158	EUR	8/21/09	198,939	—
New Zealand Dollar	FBCO	Sell	6,517,276	3,930,960		8/24/09	—	(258,378)
Japanese Yen	DBAB	Buy	143,907,400	922,720	EUR	8/26/09	200,347	—
New Zealand Dollar	DBAB	Sell	6,486,000	3,922,279		8/26/09	—	(246,401)
Japanese Yen	DBAB	Buy	27,917,500	184,077	EUR	9/04/09	31,793	—
Indonesian Rupiah	HSBC	Buy	115,797,066,700	8,323,000	EUR	9/08/09	—	(507,773)
Taiwan Dollar	JPHQ	Buy	372,881,400	8,340,000	EUR	9/08/09	—	(348,786)
Taiwan Dollar	JPHQ	Sell	372,881,400	8,463,037	EUR	9/08/09	521,338	—
United States Dollar	JPHQ	Buy	11,099,031	7,821,727	EUR	9/08/09	129,514	—
Vietnamese Dong	DBAB	Buy	243,055,778,970	144,871,783	MXN	9/08/09	2,634,772	—
Euro	HSBC	Sell	7,998,680	11,079,425		9/11/09	—	(138,089)

TGB-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	HSBC	Buy	7,998,680	10,946,033		9/11/09	$271,481	$—
Euro	BOFA	Sell	2,800,000	408,189,600	JPY	9/14/09	313,314	—
Russian Ruble	DBAB	Buy	295,496,613	17,768,247	NZD	9/15/09	—	(2,118,846)
Russian Ruble	MLCO	Buy	101,991,966	42,848,809	MXN	9/15/09	—	(10,413)
United States Dollar	CITI	Buy	7,760,297	5,685,033	EUR	9/15/09	—	(212,351)
United States Dollar	UBSW	Buy	7,760,297	5,684,783	EUR	9/15/09	—	(212,000)
Mexican Peso	DBAB	Sell	2,017,928	4,825,270	RUB	9/17/09	156	—
United States Dollar	UBSW	Buy	9,232,854	6,619,292	EUR	9/17/09	—	(49,899)
United States Dollar	HSBC	Buy	14,772,566	10,464,158	EUR	9/17/09	97,856	—
Chinese Yuan	JPHQ	Buy	14,296,000	1,489,167	EUR	9/18/09	6,492	—
Chinese Yuan	DBAB	Buy	35,600,000	3,722,973	EUR	9/23/09	—	(3,915)
Chinese Yuan	HSBC	Buy	53,474,900	5,584,455	EUR	9/23/09	5,110	—
Swedish Krona	UBSW	Buy	30,000,000	3,119,119	EUR	9/23/09	—	(486,878)
Chinese Yuan	JPHQ	Buy	39,743,000	4,095,317	EUR	9/24/09	81,163	—
Russian Ruble	BZWS	Buy	468,694,201	22,297,983	AUD	9/24/09	—	(3,146,955)
Indian Rupee	DBAB	Buy	25,000,000	818,331	NZD	9/25/09	—	(5,043)
Japanese Yen	CITI	Buy	335,000,000	2,238,706	EUR	9/28/09	341,031	—
Japanese Yen	UBSW	Buy	502,000,000	3,363,552	EUR	9/28/09	498,650	—
Russian Ruble	BZWS	Buy	258,201,997	12,410,890	AUD	9/28/09	—	(1,841,632)
Malaysian Ringgit	JPHQ	Buy	8,340,000	1,704,998	EUR	9/30/09	—	(25,217)
Mexican Peso	DBAB	Sell	22,711,151	52,371,914	RUB	10/02/09	—	(62,867)
Russian Ruble	DBAB	Buy	53,312,773	23,225,918	MXN	10/06/09	—	(73,211)
Vietnamese Dong	HSBC	Buy	44,923,725,686	3,648,005	AUD	10/07/09	—	(430,385)
Chinese Yuan	HSBC	Buy	14,831,631	3,204,553	AUD	10/13/09	—	(385,156)
Kazakhstn Tenge	CITI	Buy	361,308,750	2,795,426		10/13/09	—	(412,101)
Chinese Yuan	HSBC	Buy	35,001,331	3,714,063	EUR	10/15/09	—	(75,284)
Chinese Yuan	HSBC	Buy	35,172,030	3,761,574	EUR	10/16/09	—	(116,672)
Chinese Yuan	HSBC	Buy	25,132,672	5,336,806	AUD	10/19/09	—	(575,246)
Chinese Yuan	HSBC	Buy	47,143,455	5,062,450	EUR	10/19/09	—	(184,397)
Chinese Yuan	HSBC	Buy	29,130,000	4,208,017		10/21/09	64,813	—
Russian Ruble	DBAB	Buy	92,110,000	3,050,000		10/22/09	—	(189,072)
Chinese Yuan	HSBC	Buy	36,599,833	5,291,287		10/23/09	77,641	—
Chilean Peso	CITI	Buy	921,291,798	1,395,897		10/26/09	336,725	—
Chinese Yuan	HSBC	Buy	62,115,025	8,932,101		10/26/09	180,767	—
Chinese Yuan	HSBC	Buy	37,116,032	5,298,506		10/27/09	146,979	—
Russian Ruble	DBAB	Buy	89,097,000	2,663,587		10/27/09	99,156	—
Chilean Peso	CITI	Buy	597,827,644	872,435		10/28/09	251,864	—
Swiss Franc	DBAB	Buy	3,423,000	2,343,397	EUR	11/05/09	—	(130,583)
Indonesian Rupiah	HSBC	Buy	3,465,000,000	275,000		11/09/09	54,399	—
Vietnamese Dong	DBAB	Buy	25,294,025,000	1,315,000		11/09/09	76,528	—
Indonesian Rupiah	JPHQ	Buy	34,531,000,000	2,746,004		11/10/09	535,934	—
Russian Ruble	DBAB	Buy	92,000,000	2,870,694		11/10/09	—	(31,151)
Indonesian Rupiah	JPHQ	Buy	6,870,000,000	549,161		11/12/09	103,493	—
Japanese Yen	UBSW	Buy	1,250,000,000	10,198,254	EUR	11/12/09	—	(1,303,813)
Japanese Yen	UBSW	Sell	1,250,000,000	12,460,749		11/12/09	—	(535,851)
Japanese Yen	UBSW	Buy	1,250,000,000	12,938,619		11/12/09	57,981	—
Indonesian Rupiah	JPHQ	Buy	36,430,000,000	2,746,325		11/16/09	711,444	—
Indonesian Rupiah	JPHQ	Buy	7,386,000,000	523,088		11/17/09	177,800	—
Euro	DBAB	Sell	6,223,000	753,263,035	JPY	11/18/09	—	(893,396)
Indonesian Rupiah	JPHQ	Buy	35,999,000,000	2,613,358		11/18/09	801,972	—
United States Dollar	JPHQ	Buy	7,050,000	706,656,750	JPY	11/18/09	—	(298,073)
United States Dollar	JPHQ	Sell	7,050,000	670,455,000	JPY	11/18/09	—	(78,366)
Euro	DBAB	Sell	265,338	335,865		11/19/09	—	(36,201)

TGB-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	UBSW	Sell	2,876,071	3,620,686		11/20/09	$—	$(412,229)
Russian Ruble	JPHQ	Buy	29,201,000	653,339	EUR	11/20/09	—	(17,828)
Indonesian Rupiah	HSBC	Buy	40,074,000,000	2,613,408		11/23/09	1,184,275	—
Euro	UBSW	Sell	1,918,356	2,390,367		11/24/09	—	(299,600)
Euro	DBAB	Sell	668,538	836,676		11/25/09	—	(100,765)
Euro	DBAB	Sell	1,300,570	1,697,244		11/30/09	—	(126,438)
New Zealand Dollar	UBSW	Sell	11,305,079	6,937,362		11/30/09	—	(285,602)
New Zealand Dollar	DBAB	Sell	11,236,978	6,914,674		11/30/09	—	(264,779)
New Zealand Dollar	CITI	Sell	6,395,559	3,930,960		11/30/09	—	(155,247)
Mexican Peso	CITI	Sell	53,811,000	3,972,024		12/01/09	—	(22,054)
New Zealand Dollar	BZWS	Sell	18,741,737	11,582,393		12/02/09	—	(390,486)
New Zealand Dollar	DBAB	Sell	4,846,894	2,948,220		12/02/09	—	(148,146)
New Zealand Dollar	FBCO	Sell	1,599,481	989,231		12/02/09	—	(32,574)
Chinese Yuan	HSBC	Buy	18,870,000	2,048,829	EUR	12/04/09	—	(100,341)
Chinese Yuan	HSBC	Buy	14,977,000	2,048,837		12/04/09	151,719	—
Euro	UBSW	Sell	1,343,551	1,698,853		12/08/09	—	(185,083)
Chinese Yuan	JPHQ	Buy	11,237,841	1,594,020		12/14/09	57,779	—
Chinese Yuan	HSBC	Buy	22,539,443	3,188,040		12/14/09	124,930	—
Chinese Yuan	JPHQ	Buy	22,548,910	3,198,427		12/15/09	116,062	—
Chinese Yuan	HSBC	Buy	22,626,632	3,198,427		12/15/09	127,486	—
Chinese Yuan	HSBC	Buy	26,468,158	3,761,017		12/16/09	129,716	—
Malaysian Ringgit	JPHQ	Buy	13,361,013	3,761,017		12/16/09	21,309	—
Chinese Yuan	HSBC	Buy	24,500,148	3,465,367		12/17/09	136,212	—
Malaysian Ringgit	JPHQ	Buy	12,406,016	3,465,368		12/17/09	46,520	—
Chinese Yuan	HSBC	Buy	73,686,535	10,396,103		12/18/09	436,409	—
Chinese Yuan	HSBC	Buy	20,029,614	2,857,292		12/21/09	87,561	—
Malaysian Ringgit	JPHQ	Buy	14,845,634	4,158,441		12/21/09	43,613	—
Malaysian Ringgit	HSBC	Buy	7,615,404	2,142,969		12/21/09	12,570	—
Chinese Yuan	HSBC	Buy	23,558,279	3,384,810		12/22/09	78,978	—
Malaysian Ringgit	HSBC	Buy	12,127,039	3,466,651		12/22/09	—	(34,184)
Mexican Peso	DBAB	Sell	160,558,056	11,841,263		12/22/09	—	(40,020)
Mexican Peso	DBAB	Buy	160,558,056	11,340,848		12/22/09	540,436	—
Malaysian Ringgit	HSBC	Buy	9,639,266	2,772,294		12/23/09	—	(44,044)
Mexican Peso	DBAB	Sell	66,679,470	4,921,684		12/23/09	—	(11,881)
Mexican Peso	DBAB	Buy	66,679,470	4,725,354		12/23/09	208,212	—
Mexican Peso	DBAB	Sell	106,913,202	7,862,999		12/24/09	—	(46,293)
Mexican Peso	HSBC	Sell	26,553,000	1,939,421		12/24/09	—	(24,934)
Mexican Peso	DBAB	Buy	106,913,202	7,560,566		12/24/09	348,727	—
Malaysian Ringgit	HSBC	Buy	10,905,927	3,118,831		12/28/09	—	(32,432)
Mexican Peso	DBAB	Sell	27,554,000	2,019,496		12/28/09	—	(17,754)
Mexican Peso	DBAB	Sell	28,091,000	2,060,062		12/29/09	—	(16,609)
Malaysian Ringgit	JPHQ	Buy	56,089,316	16,085,264		1/04/10	—	(213,275)
Swedish Krona	DBAB	Buy	136,332,733	12,649,755	EUR	1/05/10	—	(70,577)
Mexican Peso	DBAB	Sell	15,775,146	1,158,021		1/20/10	—	(4,693)
Mexican Peso	DBAB	Buy	15,775,146	1,063,374		1/20/10	99,341	—
Mexican Peso	HSBC	Sell	234,622,679	17,218,370		1/21/10	—	(72,251)
Mexican Peso	HSBC	Buy	234,622,679	15,950,603		1/21/10	1,340,018	—
Chilean Peso	DBAB	Buy	2,227,910,000	3,527,407		1/28/10	662,223	—
New Zealand Dollar	BZWS	Sell	12,970,535	6,582,546		1/28/10	—	(1,675,434)
Chilean Peso	DBAB	Buy	5,127,860,000	8,173,239		1/29/10	1,469,795	—
Chilean Peso	JPHQ	Buy	675,370,000	1,075,430		1/29/10	194,616	—
Singapore Dollar	HSBC	Sell	53,093,000	35,406,213		1/29/10	—	(1,217,100)
Singapore Dollar	BZWS	Sell	13,275,000	8,821,800		1/29/10	—	(335,236)

TGB-24

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Singapore Dollar	UBSW	Sell	13,281,000	8,826,989	1/29/10	$—	$(334,185)
Chilean Peso	DBAB	Buy	1,075,430,000	1,720,688	2/02/10	301,669	—
New Zealand Dollar	DBAB	Sell	9,712,629	4,910,123	2/02/10	—	(1,271,840)
Singapore Dollar	HSBC	Sell	13,298,000	8,849,581	2/02/10	—	(323,277)
Singapore Dollar	BZWS	Sell	5,320,000	3,539,587	2/02/10	—	(130,108)
Chilean Peso	DBAB	Buy	2,018,040,000	3,226,283	2/03/10	568,658	—
Chinese Yuan	DBAB	Buy	102,053,000	14,468,949	2/03/10	557,038	—
New Zealand Dollar	DBAB	Sell	12,744,985	6,363,571	2/03/10	—	(1,747,975)
Singapore Dollar	HSBC	Sell	16,660,000	11,062,490	2/03/10	—	(429,437)
Indian Rupee	JPHQ	Buy	21,500,000	423,228	2/04/10	20,007	—
Singapore Dollar	HSBC	Sell	16,752,000	11,062,099	2/04/10	—	(493,276)
Singapore Dollar	HSBC	Sell	13,362,000	8,849,886	2/05/10	—	(367,088)
Mexican Peso	DBAB	Sell	81,332,000	5,956,199	2/08/10	—	(22,969)
Mexican Peso	DBAB	Buy	81,332,000	5,299,365	2/08/10	679,803	—
Singapore Dollar	JPHQ	Sell	10,525,000	6,991,033	2/08/10	—	(268,981)
Singapore Dollar	JPHQ	Sell	13,338,000	8,857,750	2/09/10	—	(342,626)
Singapore Dollar	BZWS	Sell	5,284,900	3,543,037	2/11/10	—	(102,409)
Chilean Peso	DBAB	Buy	1,058,220,000	1,720,683	2/12/10	269,290	—
Malaysian Ringgit	DBAB	Buy	97,443,480	26,843,934	2/12/10	716,816	—
New Zealand Dollar	HSBC	Sell	2,945,715	1,530,005	2/12/10	—	(343,815)
South Korean Won	HSBC	Buy	16,244,000,000	11,944,118	2/12/10	878,968	—
Chilean Peso	DBAB	Buy	2,604,680,000	4,301,701	2/16/10	596,355	—
Chilean Peso	DBAB	Buy	2,600,220,000	4,326,489	2/17/10	563,175	—
Malaysian Ringgit	HSBC	Buy	4,899,000	1,343,480	2/17/10	42,058	—
New Zealand Dollar	HSBC	Sell	3,931,416	1,966,495	2/22/10	—	(532,892)
Chilean Peso	CITI	Buy	4,456,290,000	7,355,035	2/26/10	1,024,854	—
Chilean Peso	DBAB	Buy	1,311,360,000	2,163,246	2/26/10	302,718	—
New Zealand Dollar	DBAB	Sell	2,852,731	1,430,644	2/26/10	—	(382,549)
Chilean Peso	DBAB	Buy	1,304,870,000	2,163,246	3/03/10	290,501	—
Chilean Peso	DBAB	Buy	2,119,640,000	3,461,202	3/04/10	524,678	—
Chilean Peso	DBAB	Buy	1,328,230,000	2,163,241	3/05/10	334,428	—
Chilean Peso	DBAB	Buy	1,252,750,000	2,036,230	3/08/10	319,495	—
Chilean Peso	DBAB	Buy	1,330,940,000	2,163,251	3/09/10	339,504	—
New Zealand Dollar	DBAB	Sell	11,084,376	5,470,140	3/12/10	—	(1,569,355)
New Zealand Dollar	DBAB	Sell	11,089,511	5,596,876	3/16/10	—	(1,444,244)
Singapore Dollar	JPHQ	Sell	8,859,000	5,757,083	3/17/10	—	(353,485)
Singapore Dollar	DBAB	Sell	8,849,000	5,756,683	3/17/10	—	(346,988)
Australian Dollar	BZWS	Sell	4,356,970	2,963,393	3/24/10	—	(474,985)
Indian Rupee	DBAB	Buy	159,915,000	3,090,503	4/09/10	194,158	—
Indian Rupee	DBAB	Buy	342,913,000	6,622,499	4/12/10	419,768	—
Indian Rupee	JPHQ	Buy	230,330,000	4,414,989	4/13/10	314,941	—
Indian Rupee	JPHQ	Buy	226,092,000	4,414,997	4/15/10	227,385	—
Indian Rupee	DBAB	Buy	79,271,000	1,545,244	4/19/10	82,076	—
Indian Rupee	JPHQ	Buy	112,941,000	2,213,661	4/19/10	104,855	—
Malaysian Ringgit	JPHQ	Buy	4,069,213	1,123,999	4/19/10	26,184	—
Malaysian Ringgit	JPHQ	Buy	11,659,000	3,246,999	4/20/10	48,459	—
Chilean Peso	CITI	Buy	1,945,145,000	3,315,400	4/23/10	342,263	—
Chilean Peso	CITI	Buy	1,899,362,000	3,240,347	4/26/10	331,225	—
Indian Rupee	DBAB	Buy	160,601,000	3,099,125	4/26/10	196,494	—
Chilean Peso	JPHQ	Buy	1,501,938,000	2,566,757	4/27/10	257,496	—
Chilean Peso	CITI	Buy	1,507,329,000	2,566,759	4/27/10	267,632	—
Indian Rupee	JPHQ	Buy	22,911,000	442,725	4/27/10	27,395	—
Chilean Peso	UBSW	Buy	303,134,000	513,351	4/28/10	56,664	—

TGB-25

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	CITI	Buy	2,420,966,000	4,106,813		4/28/10	$445,587	$—
Indian Rupee	DBAB	Buy	71,377,981	1,394,101		4/28/10	70,450	—
Indian Rupee	JPHQ	Buy	113,671,000	2,213,651		4/28/10	118,678	—
New Zealand Dollar	DBAB	Sell	2,329,569	1,274,973		4/28/10	—	(200,361)
Peruvian Nuevo Sol	DBAB	Buy	32,777,510	10,568,277		4/29/10	208,446	—
Indian Rupee	JPHQ	Buy	113,782,000	2,213,658		4/30/10	120,689	—
Swedish Krona	BZWS	Buy	122,773,200	11,484,864	EUR	4/30/10	—	(188,690)
Peruvian Nuevo Sol	DBAB	Buy	1,998,991	665,222		5/07/10	—	(8,077)
Peruvian Nuevo Sol	DBAB	Buy	5,300,000	1,771,983		5/10/10	—	(29,763)
Chilean Peso	DBAB	Buy	420,740,000	733,840		5/18/10	57,322	—
Peruvian Nuevo Sol	DBAB	Buy	19,235,857	6,268,181		5/18/10	54,156	—
Chilean Peso	CITI	Buy	41,560,000	74,480		5/26/10	3,669	—
Chilean Peso	DBAB	Buy	145,512,000	260,681		5/26/10	12,941	—
Chilean Peso	CITI	Buy	187,520,000	331,776		5/28/10	20,837	—
Chilean Peso	DBAB	Buy	187,450,000	331,770		5/28/10	20,712	—
Chilean Peso	CITI	Buy	74,780,000	132,706		6/01/10	7,910	—
Indian Rupee	DBAB	Buy	217,594,000	4,433,546		6/01/10	22,639	—
Indian Rupee	HSBC	Buy	6,451,000	133,010		6/02/10	—	(905)
Indian Rupee	HSBC	Buy	31,921,000	665,021		6/03/10	—	(11,372)
Indian Rupee	HSBC	Buy	213,076,000	4,433,541		6/04/10	—	(70,612)
Poland Zloty	DBAB	Buy	15,778,000	3,468,378	EUR	6/04/10	17,116	—
Indian Rupee	DBAB	Buy	106,538,000	2,216,771		6/07/10	—	(35,671)
Poland Zloty	DBAB	Buy	14,926,000	3,251,639	EUR	6/07/10	56,908	—
Indian Rupee	DBAB	Buy	53,739,000	1,114,917		6/08/10	—	(14,806)
Indian Rupee	HSBC	Buy	42,784,000	886,715		6/08/10	—	(10,868)
Poland Zloty	CITI	Buy	5,990,000	1,300,545	EUR	6/08/10	28,903	—
Mexican Peso	DBAB	Sell	266,049,641	19,073,710		6/09/10	—	(172,222)
Indian Rupee	DBAB	Buy	43,392,000	891,922		6/10/10	—	(3,727)
Indian Rupee	BZWS	Buy	64,888,000	1,337,897		6/11/10	—	(9,773)
Indian Rupee	HSBC	Buy	43,481,000	891,918		6/11/10	—	(1,951)
Indian Rupee	DBAB	Buy	108,614,000	2,229,809		6/16/10	—	(7,323)
Indian Rupee	DBAB	Buy	98,937,000	2,006,836		6/21/10	17,073	—
Indian Rupee	JPHQ	Buy	79,054,000	1,603,529		6/22/10	13,552	—
Indian Rupee	DBAB	Buy	119,627,000	2,405,288		6/24/10	41,458	—
Indian Rupee	HSBC	Buy	80,337,000	1,603,533		6/25/10	39,519	—
Peruvian Nuevo Sol	DBAB	Buy	6,318,000	2,063,020		6/28/10	12,054	—
Swedish Krona	UBSW	Buy	60,129,000	5,405,923	EUR	6/28/10	215,158	—
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,162,886		6/29/10	11,096	—
Swedish Krona	UBSW	Buy	43,662,000	3,940,258	EUR	6/29/10	135,468	—

Unrealized appreciation (depreciation)							39,840,506	(49,181,429)

Net unrealized appreciation (depreciation)							$(9,340,923)

*In U.S. dollars unless otherwise indicated.

TGB-26

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Global Bond Securities Fund

At June 30, 2009, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount		Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MLCO	Pay	7.053%	Tasa Nominal Annual Rate	7,200,000,000	CLP	6/13/18	$1,836,780	$—
JPHQ	Pay	7.06%	Tasa Nominal Annual Rate	2,425,500,000	CLP	6/13/18	621,109	—
MLCO	Pay	7.094%	Tasa Nominal Annual Rate	7,950,000,000	CLP	6/16/18	2,058,450	—
JPHQ	Pay	7.15%	Tasa Nominal Annual Rate	2,475,000,000	CLP	6/18/18	661,660	—
JPHQ	Pay	7.85%	Tasa Nominal Annual Rate	702,800,000	CLP	7/11/18	279,752	—
JPHQ	Pay	7.855%	Tasa Nominal Annual Rate	705,600,000	CLP	7/17/18	280,065	—
MLCO	Pay	7.40%	Tasa Nominal Annual Rate	765,000,000	CLP	7/30/18	252,490	—
MLCO	Pay	7.40%	Tasa Nominal Annual Rate	765,000,000	CLP	8/06/18	253,074	—
JPHQ	Pay	7.50%	Tasa Nominal Annual Rate	1,590,300,000	CLP	8/07/18	550,267	—
MLCO	Pay	7.51%	Tasa Nominal Annual Rate	765,000,000	CLP	8/07/18	265,818	—
JPHQ	Pay	7.50%	Tasa Nominal Annual Rate	1,587,200,000	CLP	8/13/18	546,935	—
JPHQ	Pay	7.67%	Tasa Nominal Annual Rate	570,900,000	CLP	8/29/18	208,240	—

Unrealized appreciation (depreciation)							7,814,640	—

Net unrealized appreciation (depreciation)							$7,814,640

See Abbreviations on page TGB-39.

The accompanying notes are an integral part of these financial statements.

TGB-27

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Templeton Global Bond Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,272,186,797
Cost - Repurchase agreements	95,120,060

Total cost of investments	$1,367,306,857

Value - Unaffiliated issuers	$1,227,704,317
Value - Repurchase agreements	95,120,060

Total value of investments	1,322,824,377
Cash	8,280,000
Foreign currency, at value (cost $3,367,444)	3,132,302
Receivables:
Capital shares sold	3,340,785
Interest	21,203,626
Unrealized appreciation on forward exchange contracts	39,840,506
Unrealized appreciation on swap contracts	7,814,640
Other assets	1,664

Total assets	1,406,437,900

Liabilities:
Payables:
Capital shares redeemed	584,456
Affiliates	989,304
Payable due to brokers	7,490,000
Unrealized depreciation on forward exchange contracts	49,181,429
Accrued expenses and other liabilities	593,345

Total liabilities	58,838,534

Net assets, at value	$1,347,599,366

Net assets consist of:
Paid-in capital	$1,379,738,680
Distributions in excess of net investment income	(48,302,855)
Net unrealized appreciation (depreciation)	(45,215,544)
Accumulated net realized gain (loss)	61,379,085

Net assets, at value	$1,347,599,366

The accompanying notes are an integral part of these financial statements.

TGB-28

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2009 (unaudited)

Templeton Global Bond Securities Fund
Class 1:
Net assets, at value	$167,914,561

Shares outstanding	10,481,398

Net asset value and maximum offering price per share	$16.02

Class 2:
Net assets, at value	$979,276,795

Shares outstanding	62,417,041

Net asset value and maximum offering price per share	$15.69

Class 3:
Net assets, at value	$127,608,245

Shares outstanding	8,136,397

Net asset value and maximum offering price per share[a]	$15.68

Class 4:
Net assets, at value	$72,799,765

Shares outstanding	4,565,086

Net asset value and maximum offering price per share	$15.95

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

The accompanying notes are an integral part of these financial statements.

TGB-29

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Templeton Global Bond Securities Fund
Investment income:
Interest (net of foreign taxes of $948,718)	$39,116,756

Expenses:
Management fees (Note 3a)	2,894,773
Distribution fees: (Note 3c)
Class 2	1,066,950
Class 3	157,726
Class 4	98,238
Unaffiliated transfer agent fees	1,795
Custodian fees (Note 4)	370,903
Reports to shareholders	129,554
Professional fees	25,136
Trustees’ fees and expenses	2,775
Other	25,346

Total expenses	4,773,196
Expense reductions (Note 4)	(1,149)

Net expenses	4,772,047

Net investment income	34,344,709

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(16,130,031)
Foreign currency transactions	108,245,242
Swap contracts	475,374

Net realized gain (loss)	92,590,585

Net change in unrealized appreciation (depreciation) on:
Investments	74,770,582
Translation of other assets and liabilities denominated in foreign currencies	(111,662,627)

Net change in unrealized appreciation (depreciation)	(36,892,045)

Net realized and unrealized gain (loss)	55,698,540

Net increase (decrease) in net assets resulting from operations	$90,043,249

The accompanying notes are an integral part of these financial statements.

TGB-30

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Bond Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$34,344,709	$47,173,150
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	92,590,585	36,014,213
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(36,892,045)	(32,739,812)

Net increase (decrease) in net assets resulting from operations	90,043,249	50,447,551

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(23,763,176)	(8,184,833)
Class 2	(139,472,843)	(26,397,120)
Class 3	(18,449,432)	(4,932,732)
Class 4	(10,152,433)	(162,330)

Total distributions to shareholders	(191,837,884)	(39,677,015)

Capital share transactions: (Note 2)
Class 1	(42,747,410)	81,904,183
Class 2	261,757,414	305,411,151
Class 3	9,152,753	36,362,798
Class 4	35,521,512	41,657,210

Total capital share transactions	263,684,269	465,335,342

Redemption fees	17,035	75,291

Net increase (decrease) in net assets	161,906,669	476,181,169
Net assets:
Beginning of period	1,185,692,697	709,511,528

End of period	$1,347,599,366	$1,185,692,697

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(48,302,855)	$109,190,320

The accompanying notes are an integral part of these financial statements.

TGB-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Global Bond Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Effective May 1, 2009, the Templeton Global Income Securities Fund was renamed the Templeton Global Bond Securities Fund.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Government securities and municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

TGB-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2009. The joint repurchase agreement is valued at cost.

d. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

The Fund enters into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the Fund’s investment objectives.

TGB-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

See Note 9 regarding other derivative information.

e. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

f. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TGB-34

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,466,636	$25,416,322	8,101,454	$141,208,761
Shares issued in reinvestment of distributions	1,490,789	23,763,176	492,765	8,184,833
Shares redeemed	(5,142,070)	(91,926,908)	(4,030,383)	(67,489,411)

Net increase (decrease)	(2,184,645)	$(42,747,410)	4,563,836	$81,904,183

Class 2 Shares:
Shares sold	10,488,419	$181,076,355	26,653,241	$454,110,268
Shares issued in reinvestment of distributions	8,934,839	139,472,843	1,616,480	26,397,120
Shares redeemed	(3,433,698)	(58,791,784)	(10,588,115)	(175,096,237)

Net increase (decrease)	15,989,560	$261,757,414	17,681,606	$305,411,151

Class 3 Shares:
Shares sold	916,700	$15,730,323	4,221,478	$72,520,138
Shares issued in reinvestment of distributions	1,182,656	18,449,432	302,251	4,932,732
Shares redeemed	(1,464,503)	(25,027,002)	(2,479,464)	(41,090,072)

Net increase (decrease)	634,853	$9,152,753	2,044,265	$36,362,798

Class 4 Shares:
Shares sold	1,534,196	$26,902,336	2,552,445	$42,834,654
Shares issued on reinvestment of distributions	639,725	10,152,433	9,768	162,150
Shares redeemed	(88,590)	(1,533,257)	(82,458)	(1,339,594)

Net increase (decrease)	2,085,331	$35,521,512	2,479,755	$41,657,210

[a]For	the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

TGB-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

TGB-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2009	$1,649,033
2010	177,731

$1,826,764

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $1,732,457 and $28,031,402, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,370,446,890

Unrealized appreciation	$63,076,531
Unrealized depreciation	(110,699,044)

Net unrealized appreciation (depreciation)	$(47,622,513)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, swaps, tax straddles, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums, swaps, and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $339,413,370 and $147,737,750, respectively.

7. CREDIT RISK

At June 30, 2009, the Fund had 15.8% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

TGB-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

9. OTHER DERIVATIVE INFORMATION

At June 30, 2009, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Interest rate contracts	Unrealized appreciation on swap contracts	$7,814,640	Unrealized depreciation on swap contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	39,840,506	Unrealized depreciation on forward exchange contracts	49,181,429

For the period ended June 30, 2009, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments Under FASB Statement No. 133	Statement of Operations Locations	Realized Gain (Loss) for the Period Ended June 30, 2009	Unrealized Appreciation (Depreciation) for the Period Ended June 30, 2009	Average Notional Amount Outstanding During the Period[a]
Interest rate contracts	Net realized gain (loss) from swap contracts / Net change in unrealized appreciation (depreciation) on investments	$475,374	$3,841,362	$46,871,865
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	110,623,843	(114,562,651)	—

aNotional amount represents the U.S. dollar equivalent based on the foreign exchange rate at the time of contract entry.

See Note 1(d) regarding derivative financial instruments.

10. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $8,439 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own

TGB-38

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

11. FAIR VALUE MEASUREMENTS (continued)

market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Foreign Government and Agency Securities	$53,906,701	$1,052,199,470	$—	$1,106,106,171
Municipal Bonds	—	63,127,531	—	63,127,531
Short Term Investments:
Foreign Government and Agency Securities	—	58,470,615	—	58,470,615
Repurchase Agreements	—	95,120,060	—	95,120,060

Total Investments in Securities	$53,906,701	$1,268,917,676	$—	$1,322,824,377

Swaps	—	7,814,640	—	7,814,640
Forward Exchange Contracts	—	39,840,506	—	39,840,506

Liabilities:
Forward Exchange Contracts	—	49,181,429	—	49,181,429

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency

AUD - Australian Dollar

EGP - Egyptian Pound

EUR - Euro

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

VND - Vietnamese Dong

Selected Portfolio

AMBAC - American Municipal Bond Assurance Corp.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

FRN - Floating Rate Note

FSA - Financial Security Assurance Inc.

GO - General Obligation

ISD - Independent School District

MBIA - Municipal Bond Investors Assurance Corp. (effective February 18, 2009, MBIA spun-off and established National Public Financial Guarantee Corp. as a subsidiary under MBIA)

MTA - Metropolitan Transit Authority

USD - Unified/Union School District

Counterparty

BOFA - Bank of America N.A.

BZWS - Barclays Bank PLC

CITI - Citibank N.A.

DBAB - Deutsche Bank AG

FBCO - Credit Suisse International

HSBC - HSBC Bank USA

JPHQ - JPMorgan Chase Bank, N.A.

MLCO - Merrill Lynch Capital Services, Inc.

UBSW - UBS AG

TGB-39

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Global Bond Securities Fund

At December 31, 2008, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2009, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3 and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	0.0157	0.7345
Class 2	0.0157	0.7253
Class 3	0.0157	0.7220
Class 4	0.0157	0.7312

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGB-40

TEMPLETON GROWTH SECURITIES FUND

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2009.

Performance Summary as of 6/30/09

Templeton Growth Securities Fund – Class 1 delivered a +5.59% total return for the six-month period ended 6/30/09.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the +6.79% total return of the Morgan Stanley Capital International (MSCI) World Index for the period under review.1

Economic and Market Overview

During the six months under review, global equities hit new bear market lows in March before delivering their biggest quarterly rally in more than a decade. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period’s final weeks, equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. For example, initial U.S.

1. Source: © 2009 Morningstar. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. By having significant investments in one or more countries or in particular sectors from time to time, the Fund may be at greater risk of adverse developments in a country or sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

jobless claims fell to their lowest levels in six months during May, but unemployment rose again at the end of the period to 9.5%.2 In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.3 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.4

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the six months under review, the Fund had several detractors from performance relative to the MSCI World Index including U.S. biotechnology firm Amgen, French media conglomerate Vivendi and U.S.-based pharmaceuticals company Pfizer. Contributors to relative performance included U.S.-based companies Seagate Technology, a technology hardware and equipment manufacturer, and Sprint Nextel, a wireless telecommunication services provider. Retailer Kingfisher, in the U.K., was also a significant contributor to relative results.

Several sectors weighed on the Fund’s relative performance. For example, our underweighted allocation and stock selection in the financials sector hampered results relative to the index.5 Within the sector, U.K.-based commercial bank HSBC Holdings was a notable detractor. Our overweighted allocation and stock selection in the health care sector also hurt relative performance, and significant sector detractors besides the aforementioned Amgen and Pfizer included Swiss pharmaceuticals

2. Source: Bureau of Labor Statistics.

3. Source: European Communities Eurostat.

4. Source: People’s Bank of China.

5. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services, insurance, and real estate management and development in the SOI.

manufacturer Novartis.6 In addition, stock selection and an underweighted allocation in the materials sector weighed on results.7 Within the sector, Finnish paper and forest products company UPM-Kymmene was a major detractor. Sectors that contributed to relative results included information technology, utilities and consumer staples.8 An overweighted allocation in information technology, where U.S.-based Oracle, Microsoft and the aforementioned Seagate Technology performed well, helped relative performance as the sector was one of the index’s best performing. The Fund’s lack of exposure to utilities during the period aided relative Fund performance, as the sector was one of the index’s worst performing. Stock selection and an underweighting in consumer staples also boosted relative results. Within the sector, U.S.-based beverage company Dr. Pepper Snapple Group performed well.

From a geographic perspective, stock selection in Europe hindered results relative to the MSCI World Index, particularly in France and the U.K. An underweighted allocation in Australia also detracted from relative performance. On the other hand, stock selection in Asia helped relative results, particularly in Japan. Exposure to South Korea, which is not part of the index, also boosted performance. In addition, stock selection in the U.S. was a key contributor to relative results.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2009, the U.S. dollar fell in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

6. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI.

7. The materials sector comprises metals and mining, and paper and forest products in the SOI.

8. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; IT services; office electronics; semiconductors and semiconductor equipment; and software in the SOI. The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/09

Company Sector/Industry, Country	% of Total Net Assets
Microsoft Corp.	3.4%
Software, U.S.
Oracle Corp.	3.3%
Software, U.S.
Amgen Inc.	2.7%
Biotechnology, U.S.
Accenture Ltd., A	2.5%
IT Services, U.S.
Pfizer Inc.	2.5%
Pharmaceuticals, U.S.
BP PLC	1.9%
Oil, Gas & Consumable Fuels, U.K.
Siemens AG	1.9%
Industrial Conglomerates, Germany
Total SA, B	1.9%
Oil, Gas & Consumable Fuels, France
GlaxoSmithKline PLC	1.9%
Pharmaceuticals, U.K.
Sanofi-Aventis	1.9%
Pharmaceuticals, France

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2009, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Growth Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Fund-Level Expenses Incurred During Period* 1/1/09–6/30/09
Actual	$1,000	$1,055.90	$4.08
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.80%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Growth Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 1		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.34	$15.68	$16.16	$13.98	$12.98	$11.31

Income from investment operations[a]:
Net investment income[b]	0.13	0.29	0.27	0.29	0.24	0.21
Net realized and unrealized gains (losses)	0.33	(6.50)	0.19	2.67	0.92	1.61

Total from investment operations	0.46	(6.21)	0.46	2.96	1.16	1.82

Less distributions from:
Net investment income	(0.31)	(0.26)	(0.25)	(0.23)	(0.16)	(0.15)
Net realized gains	—	(0.87)	(0.69)	(0.55)	—	—

Total distributions	(0.31)	(1.13)	(0.94)	(0.78)	(0.16)	(0.15)

Net asset value, end of period	$8.49	$8.34	$15.68	$16.16	$13.98	$12.98

Total return[c]	5.59%	(42.13)%	2.55%	22.20%	9.06%	16.25%
Ratios to average net assets[d]
Expenses before expense reduction	0.80%	0.78%	0.77%	0.78%	0.82%	0.86%
Expenses net of expense reduction	0.80% [e]	0.78% [e]	0.76%	0.78% [e]	0.82% [e]	0.86% [e]
Net investment income	3.26%	2.64%	1.64%	1.93%	1.81%	1.75%

Supplemental data
Net assets, end of period (000’s)	$489,049	$371,700	$406,538	$413,871	$779,347	$800,118
Portfolio turnover rate	8.74%	18.37%	20.45%	20.29% [f]	22.16%	19.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,
Class 2		2008	2007	2006	2005	2004

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.20	$15.44	$15.93	$13.81	$12.83	$11.19

Income from investment operations[a]:
Net investment income[b]	0.12	0.29	0.22	0.24	0.20	0.17
Net realized and unrealized gains (losses)	0.33	(6.44)	0.20	2.63	0.93	1.61

Total from investment operations	0.45	(6.15)	0.42	2.87	1.13	1.78

Less distributions from:
Net investment income	(0.28)	(0.22)	(0.22)	(0.20)	(0.15)	(0.14)
Net realized gains	—	(0.87)	(0.69)	(0.55)	—	—

Total distributions	(0.28)	(1.09)	(0.91)	(0.75)	(0.15)	(0.14)

Net asset value, end of period	$8.37	$8.20	$15.44	$15.93	$13.81	$12.83

Total return[c]	5.51%	(42.32)%	2.35%	21.81%	8.86%	16.03%
Ratios to average net assets[d]
Expenses before expense reduction	1.05%	1.03%	1.02%	1.03%	1.07%	1.11%
Expenses net of expense reduction	1.05% [e]	1.03% [e]	1.01%	1.03% [e]	1.07% [e]	1.11% [e]
Net investment income	3.01%	2.39%	1.39%	1.68%	1.56%	1.50%

Supplemental data
Net assets, end of period (000’s)	$1,483,914	$1,513,557	$3,182,203	$2,821,818	$1,912,825	$1,189,112
Portfolio turnover rate	8.74%	18.37%	20.45%	20.29%[f]	22.16%	19.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2009 (unaudited)	Period Ended December 31, 2008[a]
Class 4

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.31	$14.08

Income from investment operations[b]:
Net investment income[c]	0.12	0.09
Net realized and unrealized gains (losses)	0.33	(4.73)

Total from investment operations	0.45	(4.64)

Less distributions from:
Net investment income	(0.31)	(0.26)
Net realized gains	—	(0.87)

Total distributions	(0.31)	(1.13)

Net asset value, end of period	$8.45	$8.31

Total return[d]	5.41%	(35.79)%
Ratios to average net assets[e]
Expenses[f]	1.15%	1.13%
Net investment income	2.91%	2.29%

Supplemental data
Net assets, end of period (000’s)	$38,683	$24,877
Portfolio turnover rate	8.74%	18.37%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 96.0%
Aerospace & Defense 0.4%
BAE Systems PLC	United Kingdom	1,273,800	$7,094,442
[a]BAE Systems PLC, 144A	United Kingdom	369	2,055

			7,096,497

Air Freight & Logistics 3.0%
Deutsche Post AG	Germany	1,087,062	14,080,727
FedEx Corp.	United States	243,460	13,541,245
United Parcel Service Inc., B	United States	657,270	32,856,927

			60,478,899

Airlines 0.4%
[b]British Airways PLC	United Kingdom	1,690,910	3,469,327
Qantas Airways Ltd.	Australia	2,761,530	4,469,681

			7,939,008

Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, B	France	180,850	10,299,873
Sumitomo Rubber Industries Ltd.	Japan	663,000	5,339,228

			15,639,101

Automobiles 3.0%
Bayerische Motoren Werke AG	Germany	540,077	20,324,048
Harley-Davidson Inc.	United States	299,480	4,854,571
Hyundai Motor Co. Ltd.	South Korea	268,950	15,633,193
Toyota Motor Corp.	Japan	514,400	19,591,615

			60,403,427

Beverages 0.7%
[b]Dr. Pepper Snapple Group Inc.	United States	634,020	13,434,884

Biotechnology 2.7%
[b]Amgen Inc.	United States	1,032,850	54,679,079

Capital Markets 0.6%
The Bank of New York Mellon Corp.	United States	133,400	3,909,954
[b]UBS AG	Switzerland	725,948	8,876,483

			12,786,437

Commercial Banks 4.0%
HSBC Holdings PLC	United Kingdom	2,139,357	18,122,658
ICICI Bank Ltd., ADR	India	174,110	5,136,245
[b]Intesa Sanpaolo SpA	Italy	5,720,440	18,413,909
[b]KB Financial Group Inc.	South Korea	426,140	14,307,179
Mitsubishi UFJ Financial Group Inc.	Japan	1,535,570	9,529,585
[b]UniCredit SpA	Italy	5,673,777	14,284,682

			79,794,258

Commercial Services & Supplies 0.3%
Brambles Ltd.	Australia	1,236,083	5,932,321

Communications Equipment 1.5%
[b]Cisco Systems Inc.	United States	1,108,480	20,662,067
Telefonaktiebolaget LM Ericsson, B	Sweden	952,704	9,346,288

			30,008,355

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Computers & Peripherals 0.9%
Seagate Technology	United States	1,658,008	$17,342,764

Construction Materials 0.3%
CRH PLC	Ireland	277,752	6,350,072

Consumer Finance 0.4%
American Express Co.	United States	359,270	8,349,435

Diversified Financial Services 0.6%
ING Groep NV	Netherlands	1,279,530	12,871,365

Diversified Telecommunication Services 6.7%
AT&T Inc.	United States	358,660	8,909,114
Belgacom	Belgium	233,162	7,435,096
France Telecom SA	France	1,547,880	35,084,275
KT Corp., ADR	South Korea	862,201	12,381,206
Singapore Telecommunications Ltd.	Singapore	15,434,000	31,961,069
Telefonica SA	Spain	990,090	22,385,849
Telekom Austria AG	Austria	793,940	12,405,285
[b]Telenor ASA	Norway	682,327	5,245,079

			135,806,973

Electronic Equipment, Instruments & Components 1.9%
[b]Flextronics International Ltd.	Singapore	1,843,660	7,577,443
FUJIFILM Holdings Corp.	Japan	428,310	13,601,376
Tyco Electronics Ltd.	United States	967,238	17,980,954

			39,159,773

Energy Equipment & Services 0.9%
Aker Solutions ASA	Norway	559,800	4,620,837
Halliburton Co.	United States	490,070	10,144,449
SBM Offshore NV	Netherlands	250,484	4,275,672

			19,040,958

Food & Staples Retailing 0.4%
CVS Caremark Corp.	United States	165,290	5,267,792
Tesco PLC	United Kingdom	636,580	3,703,596

			8,971,388

Food Products 1.5%
Nestle SA	Switzerland	480,840	18,102,837
Unilever NV	Netherlands	462,727	11,140,444

			29,243,281

Health Care Equipment & Supplies 2.1%
[b]Boston Scientific Corp.	United States	1,957,720	19,851,281
Covidien PLC	United States	594,418	22,255,010
Olympus Corp.	Japan	800	18,970

			42,125,261

Health Care Providers & Services 0.7%
Quest Diagnostics Inc.	United States	265,060	14,957,336

Hotels, Restaurants & Leisure 1.1%
Accor SA	France	172,217	6,825,040
Compass Group PLC	United Kingdom	2,715,936	15,271,664

			22,096,704

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 3.9%
General Electric Co.	United States	645,640	$7,566,901
Koninklijke Philips Electronics NV	Netherlands	660,198	12,153,668
Siemens AG	Germany	553,094	38,191,142
Tyco International Ltd.	United States	775,748	20,153,933

			78,065,644

Insurance 3.9%
ACE Ltd.	United States	145,530	6,436,792
Aviva PLC	United Kingdom	3,808,161	21,397,563
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	132,810	17,907,031
[b]Progressive Corp.	United States	1,285,020	19,416,652
Standard Life PLC	United Kingdom	1,947,262	5,962,510
Torchmark Corp.	United States	183,507	6,797,099

			77,917,647

Internet & Catalog Retail 0.5%
[b]Expedia Inc.	United States	694,780	10,498,126

IT Services 2.5%
Accenture Ltd., A	United States	1,524,537	51,011,008

Media 9.9%
Comcast Corp., A	United States	2,085,382	29,403,886
News Corp., A	United States	3,614,422	32,927,384
Pearson PLC	United Kingdom	1,650,758	16,554,476
Reed Elsevier NV	Netherlands	1,194,760	13,143,068
Time Warner Cable Inc.	United States	330,550	10,468,518
Time Warner Inc.	United States	1,091,790	27,502,190
[b]Viacom Inc., B	United States	1,325,938	30,098,793
Vivendi SA	France	1,363,265	32,572,889
The Walt Disney Co.	United States	267,720	6,245,908

			198,917,112

Metals & Mining 0.8%
Alcoa Inc.	United States	1,488,820	15,379,511

Multiline Retail 0.3%
Target Corp.	United States	157,530	6,217,709

Office Electronics 0.9%
Konica Minolta Holdings Ltd.	Japan	1,733,800	18,136,887

Oil, Gas & Consumable Fuels 8.9%
BG Group PLC	United Kingdom	538,800	9,024,719
BP PLC	United Kingdom	4,893,895	38,473,270
El Paso Corp.	United States	2,309,384	21,315,614
Eni SpA	Italy	1,110,817	26,252,840
Gazprom, ADR	Russia	475,980	9,652,874
Royal Dutch Shell PLC, B	United Kingdom	1,245,697	31,277,012
StatoilHydro ASA	Norway	291,950	5,745,600
Total SA, B	France	703,120	37,948,829

			179,690,758

Paper & Forest Products 1.0%
Svenska Cellulosa AB, B	Sweden	999,463	10,491,486
UPM-Kymmene OYJ	Finland	1,087,262	9,470,211

			19,961,697

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Pharmaceuticals 11.4%
Bristol-Myers Squibb Co.	United States	282,710	$5,741,840
GlaxoSmithKline PLC	United Kingdom	2,156,543	37,913,245
Merck & Co. Inc.	United States	770,771	21,550,757
Merck KGaA	Germany	234,690	23,898,193
Novartis AG	Switzerland	762,074	30,878,406
Pfizer Inc.	United States	3,358,463	50,376,945
Roche Holding AG	Switzerland	154,210	20,955,762
Sanofi-Aventis	France	640,537	37,616,730

			228,931,878

Professional Services 1.0%
Adecco SA	Switzerland	261,060	10,870,895
[b]Randstad Holding NV	Netherlands	339,150	9,378,264

			20,249,159

Real Estate Management & Development 1.0%
Cheung Kong (Holdings) Ltd.	Hong Kong	1,199,833	13,794,387
Swire Pacific Ltd., A	Hong Kong	619,546	6,251,500

			20,045,887

Semiconductors & Semiconductor Equipment 2.6%
Samsung Electronics Co. Ltd.	South Korea	80,600	37,429,557
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	8,673,261	14,437,839

			51,867,396

Software 7.7%
Microsoft Corp.	United States	2,836,279	67,418,352
Oracle Corp.	United States	3,116,770	66,761,213
SAP AG	Germany	497,760	19,967,325

			154,146,890

Specialty Retail 1.4%
Inditex SA	Spain	101,730	4,875,598
Kingfisher PLC	United Kingdom	7,853,356	22,974,462

			27,850,060

Trading Companies & Distributors 0.2%
[b]Wolseley PLC	United Kingdom	205,324	3,912,070

Wireless Telecommunication Services 3.2%
[b]Sprint Nextel Corp.	United States	3,471,890	16,699,791
Turkcell Iletisim Hizmetleri AS	Turkey	465,865	2,584,864
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	536,560	7,436,721
Vodafone Group PLC	United Kingdom	19,128,624	36,886,687

			63,608,063

Total Common Stocks (Cost $2,485,353,461)			1,930,915,078

Preferred Stocks 0.6%
Metals & Mining 0.3%
Vale SA, ADR, pfd., A	Brazil	421,400	6,468,490

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	145,750	4,862,220

Total Preferred Stocks (Cost $11,946,016)			11,330,710

Total Investments before Short Term Investments (Cost $2,497,299,477)			1,942,245,788

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2009 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Principal Amount	Value
Short Term Investments 4.3%
U.S. Government and Agency Securities 4.3%
[c]FHLB, 7/01/09	United States	$18,242,000	$18,242,000
[c]FHLMC, 9/02/09 - 9/14/09	United States	35,000,000	34,991,515
[c]U.S. Treasury Bill, 7/02/09	United States	34,000,000	33,999,966

Total U.S. Government and Agency Securities (Cost $87,210,689)			87,233,481

Total Investments (Cost $2,584,510,166) 100.9%			2,029,479,269
Other Assets, less Liabilities (0.9)%			(17,833,518)

Net Assets 100.0%			$2,011,645,751

See Abbreviations on page TG-24.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2009, the value of this security was $2,055, representing less than 0.01% of net assets.

bNon-income producing.

cThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Templeton Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,584,510,166

Value - Unaffiliated issuers	$2,029,479,269
Cash	52,069
Receivables:
Investment securities sold	5,156,549
Capital shares sold	253,552
Dividends	5,354,999
Other assets	2,682

Total assets	2,040,299,120

Liabilities:
Payables:
Investment securities purchased	24,441,210
Capital shares redeemed	1,806,255
Affiliates	1,889,893
Accrued expenses and other liabilities	516,011

Total liabilities	28,653,369

Net assets, at value	$2,011,645,751

Net assets consist of:
Paid-in capital	$2,938,279,399
Undistributed net investment income	27,403,644
Net unrealized appreciation (depreciation)	(554,936,123)
Accumulated net realized gain (loss)	(399,101,169)

Net assets, at value	$2,011,645,751

Class 1:
Net assets, at value	$489,049,483

Shares outstanding	57,634,647

Net asset value and maximum offering price per share	$8.49

Class 2:
Net assets, at value	$1,483,913,553

Shares outstanding	177,356,644

Net asset value and maximum offering price per share	$8.37

Class 4:
Net assets, at value	$38,682,715

Shares outstanding	4,577,230

Net asset value and maximum offering price per share	$8.45

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2009 (unaudited)

Templeton Growth Securities Fund
Investment income:
Dividends (net of foreign taxes of $3,221,678)	$36,228,064
Interest	127,624

Total investment income	36,355,688

Expenses:
Management fees (Note 3a)	6,798,862
Distribution fees: (Note 3c)
Class 2	1,710,244
Class 4	51,722
Unaffiliated transfer agent fees	1,140
Custodian fees (Note 4)	165,621
Reports to shareholders	150,812
Professional fees	30,836
Trustees’ fees and expenses	6,546
Other	38,561

Total expenses	8,954,344
Expense reductions (Note 4)	(6,596)

Net expenses	8,947,748

Net investment income	27,407,940

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(232,467,065)
Foreign currency transactions	45,974

Net realized gain (loss)	(232,421,091)

Net change in unrealized appreciation (depreciation) on:
Investments	302,601,111
Translation of other assets and liabilities denominated in foreign currencies	152,302

Net change in unrealized appreciation (depreciation)	302,753,413

Net realized and unrealized gain (loss)	70,332,322

Net increase (decrease) in net assets resulting from operations	$97,740,262

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Growth Securities Fund
	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$27,407,940	$66,716,886
Net realized gain (loss) from investments and foreign currency transactions	(232,421,091)	(164,782,328)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	302,753,413	(1,358,004,510)

Net increase (decrease) in net assets resulting from operations	97,740,262	(1,456,069,952)

Distributions to shareholders from:
Net investment income:
Class 1	(17,057,443)	(7,929,338)
Class 2	(48,545,883)	(42,575,426)
Class 4	(1,318,174)	(69,174)
Net realized gains:
Class 1	—	(26,359,362)
Class 2	—	(167,773,428)
Class 4	—	(229,952)

Total distributions to shareholders	(66,921,500)	(244,936,680)

Capital share transactions: (Note 2)
Class 1	106,273,106	216,063,635
Class 2	(48,033,904)	(225,196,478)
Class 4	12,453,561	31,532,804

Total capital share transactions	70,692,763	22,399,961

Net increase (decrease) in net assets	101,511,525	(1,678,606,671)
Net assets:
Beginning of period	1,910,134,226	3,588,740,897

End of period	$2,011,645,751	$1,910,134,226

Undistributed net investment income included in net assets:
End of period	$27,403,644	$66,917,204

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund’s financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	13,467,644	$107,656,872	22,693,927	$256,698,452
Shares issued in reinvestment of distributions	2,018,632	17,057,443	2,666,306	34,288,699
Shares redeemed	(2,441,247)	(18,441,209)	(6,697,989)	(74,923,516)

Net increase (decrease)	13,045,029	$106,273,106	18,662,244	$216,063,635

Class 2 Shares:
Shares sold	4,735,545	$36,932,802	11,250,052	$134,476,026
Shares issued in reinvestment of distributions	5,813,228	48,424,190	16,568,591	209,924,044
Shares redeemed	(17,736,960)	(133,390,896)	(49,397,331)	(569,596,548)

Net increase (decrease)	(7,188,187)	$(48,033,904)	(21,578,688)	$(225,196,478)

Class 4 Shares:
Shares sold	1,481,205	$11,542,116	2,983,902	$31,388,775
Shares issued on reinvestment of distributions	156,739	1,318,174	23,247	298,725
Shares redeemed	(53,830)	(406,729)	(14,033)	(154,696)

Net increase (decrease)	1,584,114	$12,453,561	2,993,116	$31,532,804

[a]	For the period February 29, 2008 (effective date) to December 31, 2008 for Class 4.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Limited (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	over $100 million, up to and including $250 million
0.800%	over $250 million, up to and including $500 million
0.750%	over $500 million, up to and including $1 billion
0.700%	over $1 billion, up to and including $5 billion
0.675%	over $5 billion, up to and including $10 billion
0.655%	over $10 billion, up to and including $15 billion
0.635%	over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $103,405,910 expiring in 2016.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $63,077,397 and $196,772, respectively.

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,592,409,180

Unrealized appreciation	$85,889,380
Unrealized depreciation	(648,819,291)

Net unrealized appreciation (depreciation)	$(562,929,911)

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2009, aggregated $227,546,077 and $149,805,247, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, “Borrower”; collectively “Borrowers”), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $2,106 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2009, the Fund did not utilize the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

9. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, “Fair Value Measurement” (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a,b]	$1,942,245,788	$—	$—	$1,942,245,788
Short Term Investments	33,999,966	53,233,515	—	87,233,481

Total Investments in Securities	$1,976,245,754	$53,233,515	$—	$2,029,479,269

[a]Includes	common and preferred stock.
[b]For	detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depository Receipt

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Growth Securities Fund

At December 31, 2008, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 12, 2009, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0355	$0.2838
Class 2	$0.0355	$0.2562
Class 4	$0.0355	$0.2782

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Barclays Capital (BC) U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody’s, Standard & Poor’s or Fitch, respectively.

Barclays Capital (BC) U.S. Government: Intermediate Index is the intermediate component of the BC U.S. Government Index. The index includes securities issued by the U.S. government or agency. These include obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Citigroup World Government Bond Index is market capitalization weighted and tracks total returns of government bonds in 23 developed countries globally.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse (CS) High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/09, there were 162 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 65% or more of their portfolios in equities. For the six-month period ended 6/30/09, there were 71 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General Bond Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General Bond Funds classification in the Lipper VIP underlying funds universe. Lipper General Bond Funds do not have any quality or maturity restrictions, and tend to keep a bulk of assets in corporate and government debt issues. For the six-month period ended 6/30/09, there were 64 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest at least 65% of assets in U.S. government and agency issues. For the six-month period ended 6/30/09, there were 72 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds in the Lipper VIP underlying funds universe. Lipper High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions,

I-1

and tend to invest in lower grade debt issues. For the six-month period ended 6/30/09, there were 115 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch (ML) 2-Year Zero Coupon Bond Index includes zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index Net Return (Local Currency) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed markets excluding the U.S. and Canada. The index is calculated in local currency and includes reinvested daily net dividends.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

Russell 1000® Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent approximately 17% of total market capitalization of the Russell 3000 Index.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization weighted and measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investible U.S. equity market.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index is market capitalization weighted and measures performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of total market capitalization of the Russell 1000 Index.

Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s Global REIT Index is designed to measure performance of the investible universe of publicly traded real estate investment trusts. Index constituents generally derive more than 60% of revenue from real estate development, management, rental, and/or direct investment in physical property and with local REIT or property trust tax status.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

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Franklin Templeton Variable Insurance Products Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held April 14, 2009, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included reports prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management’s explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund. Such material also discussed some of the actions taken by management in coping with problems arising out of the past year’s financial upheaval.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE.    The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of Fund shareholders. Particular attention was given to the overall performance and actions taken by the Manager and its affiliates in response to problems arising out of the market turmoil and financial crisis experienced during the past year. In this respect, the Board noted that management’s independent credit analysis and diligent risk management procedures had minimized exposure of funds within the Franklin Templeton complex to subprime mortgages and that its continuous monitoring of counterparty credit risk had limited fund exposure to firms experiencing financial difficulties like Bear Stearns and AIG. The same type of conservative approach and attention to risk had also prevented any structured investment products or other volatile instruments

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Board Review of Investment Management Agreement (continued)

from being held in the portfolios of any of the money market funds within the Franklin Templeton complex, including the sweep money fund utilized by many of the funds as part of their cash management. The Board also took into account, among other things, management’s efforts in establishing a $725 million global credit facility for the benefit of the funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business. The Board also noted that during the past year Franklin Templeton Investments, like many other fund managers, had announced a hiring freeze and implemented employee reductions, and the Board discussed with management the nature of such reductions and steps being taken to minimize any negative impact on the nature and quality of services being provided the funds.

INVESTMENT PERFORMANCE.    The Board placed significant emphasis on the investment performance of each of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals of all Funds other than Franklin Global Communications Securities Fund and Franklin Money Market Fund, which were in the process of liquidating. The Lipper reports prepared for each individual Fund showed the investment performance of Class 1 shares, or Class 2 shares for those Funds without Class 1 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2009, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Flex Cap Growth Securities Fund – The performance universe for this Fund, which has been in operation for only three full years, consisted of the Fund and all multi-cap growth funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the highest quintile of its performance universe, and on an annualized basis to be in the second-highest quintile of such universe for its three-year period of operation. The Board noted such favorable comparative performance.

Franklin Global Real Estate Securities Fund – The performance universe for this Fund consisted of the Fund and all real estate funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return to be in the second-highest quintile of such universe for the one-year period, but on an annualized basis to be in the lowest quintile of such universe for the previous three-, five- and 10-year periods. The Board noted that on May 1, 2007, the Fund had changed portfolio managers and also had adopted a global investment mandate. The Board noted the Fund’s favorable comparative performance for the one-year period but believed that the limited period of operations since such change in managers and mandate provided no meaningful measure of performance.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period to be in the second-highest quintile of its performance universe, and on an annualized basis in each of the previous three-, five- and 10-year periods to be in the highest quintile of such universe. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return for the one-year period to be above the median of its performance universe, and on an annualized basis for each of the previous three- and five-year periods to be in the second-lowest quintile and for the previous 10-year period to be in the middle quintile of such performance universe. While intending to monitor management’s efforts to improve total return, the Board did not believe the Fund’s overall performance warranted any change in portfolio management.

Franklin High Income Securities Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

one-year period to be in the middle quintile of such universe, and on an annualized basis to be in the middle quintile for the previous three- and five-year periods, and the highest quintile of such universe for the previous 10-year period. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return to be in the second-highest quintile of its performance universe for the one-year period as well as the previous three- and five-year periods on an annualized basis and in the second-lowest quintile of such universe for the previous 10-year period on an annualized basis. The Board noted the Fund’s overall comparative performance as shown in the Lipper report and did not believe that any change in portfolio management or investment approach was warranted.

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest quintile of such universe for the one-year period and to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return to be in the second-lowest quintile of its performance universe for the one-year period and on an annualized basis to be in the middle, second-highest and highest quintiles of such universe, respectively, for each of the previous three-, five- and 10-year periods. The Board discussed with management the reasons for the Fund’s total return performance for the recent one-year period, but believed its overall comparative performance was consistent with its objective of maximizing income while maintaining prospects for capital appreciation.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return to be in the highest quintile of such universe for the one-year period, and on an annualized basis to be in the highest quintile of such universe for the previous three- and 10-year periods, and the middle quintile of such universe for the previous five-year period. The Board noted such favorable comparative performance.

Franklin Large Cap Value Securities Fund – The performance universe for this Fund, which has been in operation for only three full years, consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return to be in the middle quintile of such universe for the one-year period and to also be in the middle quintile of such universe on an annualized basis for its three-year period of operation. The Board did not believe such comparative performance warranted any change in portfolio management, noting also the Fund’s limited period of operation.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap value funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return to be in the highest quintile of the performance universe for the one-year period and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the three-, five- and 10-year periods. The Board noted such favorable comparative performance.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consists of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the middle quintile of such performance universe, and on an annualized basis to be in the middle quintile of such universe for the previous three-year period, and the second-highest quintile of such universe for the previous five- and 10-year periods. The Board did not believe the Fund’s investment performance warranted any change in portfolio management or investment approach.

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Board Review of Investment Management Agreement (continued)

Franklin Small-Mid Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap growth funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-highest quintile of such universe, and on an annualized basis to be in the middle quintile of such universe for the previous three-year period, the second- lowest quintile of such universe for the previous five-year period, and the second-highest quintile of such universe for the previous 10-year period. The Board did not believe the Fund’s investment performance warranted any change in portfolio management or investment approach.

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second-highest quintile of such performance universe for the one-year period, and on an annualized basis to be in the second-highest and middle quintiles, respectively, during the previous three- and five-year periods. The Fund has not been in existence for a full 10-year period. The Lipper report showed the Fund’s total return to be in the middle quintile of such universe during the one-year period, and on an annualized basis to be in the second-highest quintile of such universe for the previous three- and five-year periods. The Board was satisfied with such comparative performance.

Franklin Templeton VIP Founding Funds Allocation Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation growth funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for only one full year and the Lipper report showed its total return to be in the lowest quintile of such performance universe for the one-year period. The Fund’s total return reflected the composite underperformance of the three underlying funds in which it invests and such performance was discussed with management. In view of the Fund’s short period of operation, the Board did not believe such performance to be sufficiently meaningful so as to warrant any change in portfolio management or investment approach.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such universe and on an annualized basis to also be in the highest quintile of such universe for the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the highest quintile of such universe for the one-year period, and on an annualized basis to also be in the highest quintile of such universe for the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Franklin Zero Coupon Fund 2010 – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the middle quintile of such universe and on an annualized basis to also be in the middle quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the highest quintile of the performance universe for the one-year period, and on an annualized basis to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Mutual Discovery Securities Fund (Mutual Global Discovery Securities Fund after May 1, 2009) – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return to be in the highest quintile of such universe for the one-year period and on an annualized basis to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board noted such favorable comparative performance.

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such universe, and on an annualized basis to be in the highest or second-highest quintile for each of the previous three-, five- and 10-year periods. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed

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Board Review of Investment Management Agreement (continued)

the Fund’s comparative total return for the one-year period to be in the second-highest quintile of the performance universe, and on an annualized basis to be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board noted such favorable comparative performance.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the highest quintile of such performance universe and on an annualized basis to be in the second-lowest quintile during the previous three-year period and the lowest quintile of such universe for the previous five- and 10-year periods. With respect to its longer term performance, the Board noted the Fund’s conservative, value-oriented approach and the fact that during each of the six one-year periods prior to January 31, 2009, the Fund experienced double digit gains as shown in the Lipper report. The Board did not believe such performance warranted any change in portfolio management.

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international value funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the highest quintile of such performance universe and on an annualized basis to be in the highest or second-highest quintile of such universe in each of the previous three-, five- and 10-year periods. The Board noted such favorable comparative performance.

Templeton Global Asset Allocation Fund – The performance universe for this Fund consisted of the Fund and all global flexible portfolio funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-highest quintile of such performance universe and on an annualized basis to be in the middle quintile of such universe for the previous three-year period, and in the second-highest quintile of such universe for each of the previous five- and 10-year periods. The Board noted such favorable comparative performance.

Templeton Global Income Securities Fund (Templeton Global Bond Securities Fund after May 1, 2009) – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the middle quintile of such performance universe, and on an annualized basis to be in the second-lowest quintile of such universe for the previous three-year period and the second-highest quintile of such universe during each of the previous five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of its performance universe and on an annualized basis to be in the highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Board was satisfied with such comparative performance.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within the performance universe experienced losses for the one-year period. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such performance universe and on an annualized basis to be in the lowest quintile of such universe for the previous three-year period, the second-lowest quintile for the previous five-year period, and the second-highest quintile for the previous 10-year period. Management discussed the reasons for the Fund’s relative underperformance in recent years emphasizing its disciplined, value-oriented, long-term approach to investments and noting changes in the Fund’s portfolio managers that had taken place during the past two years. The Board was not satisfied with the Fund’s performance, but believed management was taking positive steps to improve such performance and that there should be no immediate change in portfolio management.

COMPARATIVE EXPENSES.    Consideration was given to information contained in the Lipper reports as to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper

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expense group. Lipper expense data is based upon historical information taken from each fund’s most recent annual report and, as a result of the severe decline in mutual fund industry assets during the last quarter of 2008, is based on asset levels that are higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper’s methodology and recognizing that current expense ratios may increase as assets decline, the Board believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Funds’ contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class 1 shares, or Class 2 shares for those Funds without Class 1 shares. The results of such comparisons showed that both the contractual investment management fee rates and actual total expenses of the following Funds were in the least expensive quintile of their respective Lipper expense group: Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Templeton Global Income Securities Fund and Franklin Zero Coupon Fund 2010. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds. The contractual investment management fee rate for Franklin Strategic Income Securities Fund and Franklin U.S. Government Fund were below the median of their Lipper expense groups, with total expenses also below the median of their respective Lipper expense groups. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds. The contractual investment management fee rate for Franklin Rising Dividends Securities Fund was above the median of its Lipper expense group, but its actual total expenses were below the median of such expense group. The Board found such comparative expenses to be acceptable. The contractual investment management fee rates for Franklin Flex Cap Growth Securities Fund and Franklin Large Cap Value Securities Fund were in the most expensive quintiles of their Lipper expense groups, and in each case their actual total expense rates were below the median of such groups. The Board was satisfied with the comparative expenses of these Funds, noting that expenses were subsidized through fee waivers. The contractual investment management fee rate as well as actual expenses for Franklin Large Cap Growth Securities Fund was at the median of its Lipper expense group. The Board found the comparative expenses of this Fund to be acceptable. The contractual investment management fee rate and actual total expense rate of Templeton Global Asset Allocation Fund were each above but within five and three basis points, respectively, of its Lipper expense group median and the Board found such comparative expenses acceptable, noting that its expenses were partially subsidized through fee waivers. The contractual investment fee rate and actual total expense rate of Templeton Growth Securities Fund were in each case above but within three basis points of the median of its Lipper expense group, and the Board found such expenses acceptable. The contractual investment management fee rate and actual total expense rate of Templeton Developing Markets Securities Fund were both in the most expensive quintiles of its Lipper expense group. The Board found such expenses acceptable, noting factors raised by management, such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in developing markets geographical areas. The contractual investment management fee rate of Mutual Discovery Securities Fund, as well as the actual total expense rate of such Fund, was in the most expensive quintile of its respective Lipper expense group. The contractual investment management fee rate of Mutual Shares Securities Fund was in the most expensive quintile of its expense group, while its total expenses were in the second most expensive quintile of such group. In discussing these comparative expenses, management stated its view that the expenses of both Funds were at an appropriate level in view of their consistently superior investment performance, the quality and experience of their portfolio managers and the research-driven, fundamental value strategy employed in their portfolio selections. The Board found the comparative expenses of these Funds to be acceptable noting the points raised by management. The contractual investment fee rate for Franklin Global Real Estate Securities Fund was in the most expensive quintile of its Lipper expense group, while its total expenses were in the least expensive quintile of such group. The Board was satisfied with such comparative expenses, noting that due to fee waivers this Fund’s actual management fee was in the least expensive quintile of its expense group. The contractual investment management fee rate for Templeton Foreign Securities Fund was at the median of its Lipper expense group, while its actual total expense rate was in the least expensive quintile of such group, and the Board was satisfied with these expenses. The contractual management fee rate for Franklin Small Mid-Cap Growth Securities Fund was at the median of its Lipper expense group, while its actual total expense rate was below the median of such group, and the Board was satisfied with these expenses. The contractual management fee rate for Franklin

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Board Review of Investment Management Agreement (continued)

Templeton VIP Founding Funds Allocation Fund was in the lowest quintile of its Lipper expense group, while its actual total expense rate was below the median of such expense group. The Board was satisfied with such comparative expenses, noting also that such expenses were partially subsidized through fee waivers.

MANAGEMENT PROFITABILITY.    The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2008, being the most recent fiscal year end for Franklin Resources, Inc., the Manager’s parent. During such period, the assets of the Franklin Templeton U.S. fund business were significantly higher than currently existing, and to such extent the profitability analysis does not reflect current fund operations. While taking this into account in assessing the significance of the Fund profitability analysis, the Board recognized such analysis was made at a given point in time and that the decline in assets and effect on profitability would be reflected in the profitability analysis covering Franklin Resources’ 2009 fiscal year period. In reviewing the analysis, specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds’ Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE.    The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. In the case of Franklin Templeton VIP Founding Funds Allocation Fund, the management fees of the underlying funds in which it invests have management fee breakpoints that extend beyond their existing asset size, and in the case of each of the other Funds, their management fees contain breakpoints that extend beyond their existing asset size. To the extent economies of scale may be realized by the manager and its affiliates, the Board believed the schedule of investment management fees provided a sharing of benefits for each Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard,

Franklin Templeton Variable Insurance Products Trust

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Proxy Voting Policies and Procedures (continued)

Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

One Franklin Parkway San Mateo, CA 94403-1906

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Franklin Templeton Institutional, LLC

Templeton Asset Management, Ltd.

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are generally sold only to insurance company separate accounts (Separate Account) to serve as the investment vehicles for both variable annuity and variable life insurance contracts.

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTVIP S2009 08/09

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is John B. Wilson and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases. N/A

Item 10.	Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration

Date August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration

Date August 27, 2009

By
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer

Date August 27, 2009